UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101 (Address of
               principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 MICHAEL CACCESE
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: December 31, 2004
                                               -----------------

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


--------------------------------------------------------------------------------
Graphic                       ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------
              AUDITED                                 DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                        Limited Duration U.S. Government
                              U.S. Government Money

                                ALLOCATION FUNDS
                                Income Allocation
                           Income & Growth Allocation
                               Balanced Allocation
                           Growth & Income Allocation
                                Growth Allocation
                          Aggressive Growth Allocation




--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders...................................................1

Management's Discussion and Analysis.........................................2

Understanding Fund Expenses.................................................34

Information on Proxy Voting.................................................38

Schedule of Investments
   Growth Fund..............................................................39
   Value Fund...............................................................44
   Small to Mid Cap Fund....................................................48
   International Equity Fund................................................58
   High Yield Bond Fund.....................................................61
   Intermediate Fixed-Income Fund...........................................64
   Short-Intermediate Fixed-Income Fund.....................................67
   Mortgage Securities Fund.................................................71
   Limited Duration U.S. Government Fund....................................80
   U.S. Government Money Fund...............................................84
   Income Allocation Fund...................................................86
   Income & Growth Allocation Fund..........................................87
   Balanced Allocation Fund.................................................88
   Growth & Income Allocation Fund..........................................89
   Growth Allocation Fund...................................................90
   Aggressive Growth Allocation Fund........................................91

Statements of Assets & Liabilites...........................................92

Statements of Operations....................................................98

Statements of Changes in Net Assets........................................104

Notes to Financial Statements..............................................112

Financial Highlights.......................................................130

Independent Registered Public Accounting Firm's Report.....................160












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                                      - i -

================================================================================
                           LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------




February 28, 2005

Dear Shareholder:

We are pleased to present the 2004 Annual Report for the Accessor Funds. Our mission is to provide an institutional investment solution to investors of all sizes. The 16 Funds in the Accessor Family are designed to be actively-managed, building blocks for constructing diversified investment portfolios. Daily supervision of what we believe to be some of the world's best managers and proprietary technology combine to help you reach your investment goals. We deliver our products and services through trusted advisors such as bank trust departments, broker dealers and independent investment advisors throughout the United States. We believe our products provide you, the investor, with a broad array of high quality investment products and a high level of service.

In all market scenarios, we believe the benefits of diversification are enormous. Of particular note, the Accessor Allocation Funds provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single investment.

To learn more about the Accessor Funds, we invite you to visit our web site, www.accessor.com. The information is updated regularly, and we continually work to add new features and information.

Thank you for your confidence and investment in the Accessor Funds. We look forward to the opportunity to work with you and your trusted advisor in the future as we to continue to earn your support and trust.

Sincerely yours,

/s/ J. Anthony Whatley

J. Anthony Whatley
President & CEO






--------------------------------------------------------------------------------
                                   ACCESSOR 1

--------------------------------------------------------------------------------
[Graphic]                          GROWTH FUND
--------------------------------------------------------------------------------

o    THE FUND   The Accessor Growth  Fund  seeks  capital  growth  by  investing
primarily   in  the  stocks  of  U.S.   companies   with  the   largest   market
capitalization.

o THE MONEY MANAGER & INVESTMENT STRATEGY Enhanced Investment Technologies, LLC's ("INTECH") process is based on mathematical principles and does not depend on fundamental forecasts - estimates of a stock's future rate of return are not necessary. INTECH's process is designed to eliminate the need for fundamental analysis and removes the subjectivity from stock picking. Instead, its process attempts to use the natural volatility of stocks to create portfolios that will have an overall return greater than the return of the individual component stocks.

o 2004 OVERVIEW The Fund's gain of 11.52% in 2004 was solid on an absolute basis and relative to its benchmark, the S&P500/BARRA Growth Index ("Growth Index"), which returned 6.13% for the year. Interestingly, the Fund also outperformed the S&P 500 Index (up 10.88% last year)--which is noteworthy because growth-style of investing was out of favor with investors. The most significant event in the Fund was the replacement of Chicago Equity Partners with INTECH in the first quarter. The new manager reversed two months of underperformance and navigated a challenging year successfully. INTECH's investment process thrives on volatility, which was a hallmark of 2004's equity markets. Additionally, the portfolio benefited from INTECH's decisions to emphasize smaller positions within the Growth Index for much of the year.

o FIRST QUARTER 2004 The Fund fought through a relatively flat environment for large-cap growth stocks to post a 1.78% gain for the quarter (versus 0.02% for its benchmark). Although most economic data (outside of employment numbers) indicated continuing expansion, and improved corporate balance sheets translated into higher corporate profits, many growth-oriented stocks fell throughout the quarter. Chicago Equity Partners was replaced by INTECH on March 1, 2004 as the Fund's Money Manager and INTECH turned the Fund's 0.17% underperformance relative to the Growth Index (for the first two months of 2004) into a 1.76% out-performance by the end of the quarter. INTECH'S decision to underweight some of the benchmark's largest positions paid off handsomely in March 2004, as many large technology-related names fell victim to relatively high valuations.

o SECOND QUARTER 2004 During second quarter, the Fund generated a return of 4.36%, handily beating the Growth Index's 2.69% return. Although rising interest rates sent many equity investors to the sidelines on valuation concerns, large-cap growth stocks held up much better than their value counterparts. INTECH's ongoing posture of underweighting the benchmark's largest components continued to reap benefits. Attempting instead to generate excess returns by capturing the volatility of some of the Growth Index's smaller companies, the Fund was able to maintain a solid lead during the quarter.

o THIRD QUARTER 2004 Third quarter was volatile for large-cap growth stocks, as fears of slowing corporate earnings deflated many well-known bellwethers. Semiconductors in particular fell victim to disappointing earnings and revenues. Additionally, rising oil prices led to inflation fears and disadvantaged the growth style relative to a value style. Volatility within large-cap growth stocks caused wide swings for the Growth Fund's monthly returns: -4.67% (July), -0.26% (August), and 3.02% (September); the full quarter return was -2.04%, ahead of the Growth Index's -4.78% return. Underweighting the benchmark's largest holdings, such as General Electric, Microsoft, Intel, and IBM, was of enormous benefit to the Fund, as it was the biggest names in the index (particularly in the technology sector) that lagged.

o FOURTH QUARTER 2004 Equity markets rallied worldwide as the global economy reacted to a drop in oil prices. Among U.S. stocks, the decisive conclusion to the Presidential election was an additional boon. Interest rates held steady as inflationary forces remained subdued. In domestic markets, large cap value stocks did better than large cap growth stocks. The Fund participated in the general increase in equities; but its gain of 7.18% fell short of the Growth Index's 8.52% return. As economic uncertainty eased, the volatility between stocks dropped sharply. The reduced volatility did hurt the Fund, since INTECH's approach tends to perform better in the more volatile environment that characterized previous quarters.









ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
2                       ANNUAL REPORT ~ DECEMBER 31, 2004

--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
              GROWTH FUND VS. UNMANAGED S&P 500/BARRA GROWTH INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                            S&P 500/                                     S&P 500/                                      S&P 500/
                              BARRA                                        BARRA                                         BARRA
                GROWTH       GROWTH                          GROWTH       GROWTH                           GROWTH       GROWTH
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000           5/31/1998      24,568       26,856           10/31/2001      23,660       26,585
 1/31/1995      10,230       10,248           6/30/1998      26,516       28,769           11/30/2001      25,569       28,939
 2/28/1995      10,599       10,648           7/31/1998      26,484       28,753           12/31/2001      25,626       28,981
 3/31/1995      10,915       10,982           8/31/1998      22,864       25,012            1/31/2002      25,503       28,936
 4/30/1995      11,327       11,268           9/30/1998      24,640       26,686            2/28/2002      24,564       28,082
 5/31/1995      11,815       11,671          10/31/1998      26,432       28,923            3/31/2002      25,168       28,751
 6/30/1995      12,175       12,117          11/30/1998      28,364       30,883            4/30/2002      23,598       26,694
 7/31/1995      12,582       12,504          12/31/1998      31,453       33,232            5/31/2002      23,213       26,177
 8/31/1995      12,476       12,463           1/31/1999      33,761       35,261            6/30/2002      21,454       24,077
 9/30/1995      12,919       13,079           2/28/1999      32,347       33,878            7/31/2002      20,323       22,921
10/31/1995      13,095       13,182           3/31/1999      34,317       35,519            8/31/2002      20,380       23,065
11/30/1995      13,460       13,657           4/30/1999      33,901       35,450            9/30/2002      18,558       20,677
12/31/1995      13,433       13,812           5/31/1999      32,498       34,416           10/31/2002      20,030       22,589
 1/31/1996      13,956       14,339           6/30/1999      34,562       36,880           11/30/2002      20,584       23,685
 2/29/1996      14,217       14,470           7/31/1999      33,335       35,713           12/31/2002      19,409       22,146
 3/31/1996      14,136       14,409           8/31/1999      33,301       36,209            1/31/2003      18,922       21,591
 4/30/1996      14,465       14,690           9/30/1999      32,699       35,593            2/28/2003      18,899       21,527
 5/31/1996      14,675       15,230          10/31/1999      35,082       38,054            3/31/2003      19,360       21,963
 6/30/1996      14,731       15,419          11/30/1999      36,219       39,682            4/30/2003      20,462       23,433
 7/31/1996      14,012       14,709          12/31/1999      39,584       42,620            5/31/2003      20,951       24,197
 8/31/1996      14,310       14,926           1/31/2000      36,888       39,780            6/30/2003      21,104       24,638
 9/30/1996      15,120       15,962           2/29/2000      37,880       40,615            7/31/2003      21,366       24,960
10/31/1996      15,512       16,308           3/31/2000      40,915       44,372            8/31/2003      21,558       25,394
11/30/1996      16,632       17,527           4/30/2000      38,873       42,175            9/30/2003      21,569       25,315
12/31/1996      16,098       17,122           5/31/2000      37,077       40,456           10/31/2003      22,785       26,452
 1/31/1997      17,244       18,463           6/30/2000      40,140       43,720           11/30/2003      23,002       26,680
 2/28/1997      17,342       18,618           7/31/2000      38,775       41,774           12/31/2003      23,664       27,829
 3/31/1997      16,560       17,734           8/31/2000      41,125       44,193            1/30/2004      24,040       28,359
 4/30/1997      17,734       19,165           9/30/2000      37,160       39,879            2/27/2004      24,199       28,504
 5/31/1997      18,768       20,301          10/31/2000      35,737       38,842            3/31/2004      24,083       27,836
 6/30/1997      19,759       21,330          11/30/2000      31,459       34,713            4/30/2004      24,025       27,662
 7/31/1997      21,259       23,019          12/31/2000      30,251       33,210            5/28/2004      24,582       28,105
 8/31/1997      19,909       21,488           1/31/2001      30,702       34,156            6/30/2004      25,131       28,586
 9/30/1997      20,914       22,583           2/28/2001      27,101       30,143            7/30/2004      23,957       27,235
10/31/1997      20,212       21,903           3/31/2001      24,583       27,427            8/31/2004      23,887       27,156
11/30/1997      21,303       23,092           4/30/2001      26,729       29,877            9/30/2004      24,616       27,220
12/31/1997      21,448       23,377           5/31/2001      26,764       29,948           10/29/2004      24,764       27,641
 1/31/1998      22,213       24,162           6/30/2001      26,381       29,542           11/30/2004      25,608       28,516
 2/28/1998      23,824       25,841           7/31/2001      26,123       29,465           12/31/2004      26,384       29,536
 3/31/1998      24,896       27,178           8/31/2001      24,461       27,486
 4/30/1998      24,856       27,405           9/30/2001      22,915       25,642

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                            S&P 500/                                     S&P 500/                                      S&P 500/
                              BARRA                                        BARRA                                         BARRA
                GROWTH       GROWTH                          GROWTH       GROWTH                           GROWTH       GROWTH
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000           9/30/2000      13,879       13,870           11/30/2002       7,613        8,237
 8/31/1998       8,628        8,699          10/31/2000      13,342       13,509           12/31/2002       7,182        7,702
 9/30/1998       9,297        9,281          11/30/2000      11,738       12,073            1/31/2003       6,995        7,509
10/31/1998       9,969       10,059          12/31/2000      11,281       11,550            2/28/2003       6,986        7,487
11/30/1998      10,691       10,741           1/31/2001      11,447       11,879            3/31/2003       7,153        7,638
12/31/1998      11,852       11,558           2/28/2001      10,100       10,483            4/30/2003       7,557        8,150
 1/31/1999      12,716       12,263           3/31/2001       9,148        9,539            5/31/2003       7,737        8,415
 2/28/1999      12,176       11,782           4/30/2001       9,942       10,391            6/30/2003       7,788        8,569
 3/31/1999      12,913       12,353           5/31/2001       9,954       10,416            7/31/2003       7,881        8,681
 4/30/1999      12,753       12,329           6/30/2001       9,805       10,274            8/31/2003       7,950        8,832
 5/31/1999      12,222       11,970           7/31/2001       9,707       10,248            9/30/2003       7,950        8,804
 6/30/1999      12,989       12,826           8/31/2001       9,085        9,559           10/31/2003       8,393        9,200
 7/31/1999      12,522       12,421           9/30/2001       8,509        8,918           11/30/2003       8,470        9,279
 8/31/1999      12,506       12,593          10/31/2001       8,782        9,246           12/31/2003       8,710        9,679
 9/30/1999      12,275       12,379          11/30/2001       9,485       10,065            1/30/2004       8,843        9,863
10/31/1999      13,167       13,235          12/31/2001       9,506       10,079            2/27/2004       8,898        9,913
11/30/1999      13,589       13,801           1/31/2002       9,455       10,064            3/31/2004       8,851        9,681
12/31/1999      14,843       14,823           2/28/2002       9,105        9,767            4/30/2004       8,830        9,621
 1/31/2000      13,828       13,835           3/31/2002       9,323        9,999            5/28/2004       9,030        9,774
 2/29/2000      14,190       14,126           4/30/2002       8,738        9,284            6/30/2004       9,226        9,942
 3/31/2000      15,319       15,432           5/31/2002       8,593        9,104            7/30/2004       8,791        9,472
 4/30/2000      14,547       14,668           6/30/2002       7,937        8,374            8/31/2004       8,765        9,445
 5/31/2000      13,869       14,070           7/31/2002       7,514        7,972            9/30/2004       9,026        9,467
 6/30/2000      15,009       15,205           8/31/2002       7,532        8,022           10/29/2004       9,077        9,613
 7/31/2000      14,493       14,528           9/30/2002       6,858        7,191           11/30/2004       9,384        9,918
 8/31/2000      15,363       15,370          10/31/2002       7,417        7,856           12/31/2004       9,664       10,272


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                            S&P 500/                                     S&P 500/
                              BARRA                                        BARRA
                GROWTH       GROWTH                          GROWTH       GROWTH
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000           1/30/2004      12,251       12,805
 1/31/2003       9,737        9,750           2/27/2004      12,321       12,871
 2/28/2003       9,719        9,721           3/31/2004      12,251       12,569
 3/31/2003       9,953        9,917           4/30/2004      12,215       12,491
 4/30/2003      10,513       10,581           5/28/2004      12,484       12,691
 5/31/2003      10,753       10,926           6/30/2004      12,752       12,908
 6/30/2003      10,823       11,125           7/30/2004      12,152       12,298
 7/31/2003      10,945       11,271           8/31/2004      12,106       12,262
 8/31/2003      11,038       11,467           9/30/2004      12,461       12,292
 9/30/2003      11,026       11,431          10/29/2004      12,526       12,482
10/31/2003      11,639       11,945          11/30/2004      12,947       12,876
11/30/2003      11,744       12,047          12/31/2004      13,327       13,337
12/31/2003      12,070       12,566


A CLASS SHARES
9/31/03 through 12/31/04

------------------------------------
                            S&P 500/
                              BARRA
                GROWTH       GROWTH
   DATE          FUND         INDEX
------------------------------------
 9/30/2003       9,425       10,000
10/31/2003       9,947       10,449
11/30/2003      10,037       10,539
12/31/2003      10,323       10,993
 1/30/2004      10,482       11,202
 2/27/2004      10,551       11,260
 3/31/2004      10,496       10,996
 4/30/2004      10,471       10,927
 5/28/2004      10,704       11,102
 6/30/2004      10,943       11,292
 7/30/2004      10,431       10,758
 8/31/2004      10,396       10,727
 9/30/2004      10,709       10,752
10/29/2004      10,769       10,919
11/30/2004      11,132       11,264
12/31/2004      11,467       11,667

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          8/24/92                  7/1/98                 12/30/02                  9/29/03
                                  ------------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
----------------------------------------------------------------------------------------------------------------------------------
One Year                                11.52%                     10.96%           10.40%       9.29%      11.10%       4.71%
Five Years                              -7.80%                     -8.22%              n/a         n/a         n/a         n/a
Ten Years                               10.19%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                     -0.72%           15.23%         n/a      15.63%      10.31%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Consumer Staples.......................................................23.0%
Healthcare.............................................................22.2%
Information Technology.................................................17.1%
Industrials............................................................13.5%
Consumer Discretionary.................................................10.6%
Energy..................................................................9.3%
Materials...............................................................2.6%
Financials..............................................................1.2%
Other...................................................................0.5%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/04
--------------------------------------------------------------------------------

EXXON Mobil Corp .......................................................5.5%
General Electric Co  ...................................................4.6%
Microsoft Corp..........................................................3.1%
Gillette Co.............................................................2.9%
Johnson & Johnson.......................................................2.6%
Starbucks Corp..........................................................2.5%
Avon Products Inc.......................................................2.5%
Becton Dickinson & Co...................................................2.4%
St. Jude Medical Inc....................................................2.2%
WAL-MART Stores Inc.....................................................2.1%

(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective March 1, 2004, Enhanced Investment Technologies LLC manages the Growth Fund (formerly managed by Chicago Equity Partners from March 16, 2000 to February 29, 2004, Geewax Terker & Company from July 21, 1997 to March 15, 2000 and State Street Bank and Trust Company from inception to July 20, 1997).

--------------------------------------------------------------------------------
THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE S&P 500/BARRA GROWTH INDEX IS AN UNMANAGED INDEX OF GROWTH STOCKS IN THE S&P 500. LARGE CAPITALIZATION GROWTH STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY HAVE HIGH EXPECTED EARNINGS GROWTH AND HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                     (800) 759-3504 ~ WWW.ACCESSOR.COM                         3

--------------------------------------------------------------------------------
[Graphic]                          VALUE FUND
--------------------------------------------------------------------------------

o    THE  FUND   The Accessor Value  Fund  seeks  capital  growth  by  investing primarily in companies and industries from U.S. issuers with the largest market capitalization and attractive valuation levels.

o THE MONEY MANAGER & INVESTMENT STRATEGY One of America's oldest and largest independent investment management firms, Wellington Management Company, LLP's ("Wellington Management") philosophy is firmly rooted in the belief that the best way to identify winning companies is thorough, intensive, fundamental company research. Wellington Management's basic strategy is to invest in stocks it believes are undervalued in an effort to generate extra return rather than utilizing market timing or sector rotation. To accomplish this, each of Wellington Management's 39 global industry analysts applies various techniques to develop earnings forecasts and investment ratings for each covered stock in their industry. The Portfolio Manager oversees the portfolio construction process and closely monitors the portfolio to ensure the Fund remains true to its large-cap value mandate.

o 2004 OVERVIEW The Fund's gain of 14.67% in 2004 was solid on an absolute basis but the Fund fell short of its benchmark, the S&P500/BARRA Value Index ("Value Index"), which returned 15.71%. The Fund outperformed the S&P 500 Index, which returned 10.88% for the year. Energy stocks generated a substantial portion of the return for value managers last year, and smaller names outperformed larger names. Wellington Management tended to avoid significant differences from its benchmark in terms of economic sectors weights and company size; so its stock selection in energy and lesser weighted stocks did not favorably impact the Fund. Additionally, Wellington Management's security selection was slightly negative in three of four quarters.

o FIRST QUARTER 2004 The bullish sentiment among value investors in 2003 initially carried over into the New Year, boosted by strong earnings reports and a rebound in mergers and acquisitions activity. But the mood deteriorated as investors subsequently worried over the anemic job creation in the U.S., soft economic conditions in Europe, stubbornly high energy prices, and renewed terrorist attacks. The quarter-end saw faltering equity prices, though large-cap value stocks held up better than their growth stock counterparts. The Fund posted a return of 2.92% in the first quarter--behind the Value Index's 3.35% performance but ahead of the S&P 500's gain of 1.69%.

o SECOND QUARTER 2004 Although large-cap growth stocks finished the second quarter with respectable gains, the Value Index dampened the performance of the aggregate S&P 500 Index, as the value component returned only 0.80%. Along those lines, the Fund lagged its benchmark and returned 0.26% for the second quarter. Banks and other financial institutions fell hard throughout the quarter, as investors anticipated weaker revenues and earnings associated with higher interest. These concerns favored growth issues and were a headwind for the Fund.

o THIRD QUARTER 2004 Equity markets generally returned some of the gains realized in the first half of the year, as the global economy began its transition to a more moderate pace of growth. Even as some central banks worldwide were raising interest rates, weaker economic news pointed to peaking growth in many regions. Energy stocks continued to benefit from strong oil prices. Value investments outperformed growth investments, and Wellington Management exceeded its benchmark and the S&P 500 in the quarter. The Value Fund gained 1.49%, while the Value Index was up 1.03% and the S&P 500 was down (-1.87%). The Fund benefited from avoiding or underweighting several substantial losers in the quarter, including Veritas (down approximately 36%) and Corning (down approximately 15%). Active participation in several energy names also buoyed performance: ExxonMobil (up approximately 15%), ConocoPhillips (up approximately 9%), and ChevronTexaco (up approximately 15%).

o FOURTH QUARTER 2004 In the final quarter, equity markets rallied worldwide as the global economy reacted to a drop in oil prices. Among U.S. stocks, the decisive conclusion to the Presidential election helped as well. Interest rates held steady as inflationary forces remained subdued. In the U.S. markets, large cap value stocks did better than large cap growth stocks; the Technology, Consumer Discretionary, and Telecommunications sectors performed well, while the Energy sector lagged. The Fund's strong gain of 9.49% fell slightly short of the Value Index (up 9.93%) but beat the S&P 500 Index (up 9.23%). Among the positives was good stock selection across a number of sectors. Missed opportunities included Apple Computer (up approximately 68%) which the Fund did not hold; lastly, a modest overweight in the Energy sector that helped in third quarter proved negative in fourth quarter due to falling crude oil prices.












ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
4                       ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
               VALUE FUND VS. UNMANAGED S&P 500/BARRA VALUE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                            S&P 500/                                     S&P 500/                                      S&P 500/
                              BARRA                                        BARRA                                         BARRA
                 VALUE        VALUE                           VALUE        VALUE                            VALUE        VALUE
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     24,669       24,169           10/31/2001      23,009       24,354
 1/31/1995      10,231       10,271            6/30/1998     24,585       24,352           11/30/2001      24,256       25,899
 2/28/1995      10,631       10,670            7/31/1998     23,796       23,824           12/31/2001      24,552       26,293
 3/31/1995      10,911       10,963            8/31/1998     19,907       19,993            1/31/2002      23,673       25,572
 4/30/1995      11,227       11,324            9/30/1998     20,837       21,207            2/28/2002      23,179       25,343
 5/31/1995      11,784       11,828           10/31/1998     22,754       22,869            3/31/2002      24,178       26,642
 6/30/1995      11,811       11,917           11/30/1998     23,901       24,060            4/30/2002      22,734       25,307
 7/31/1995      12,137       12,329           12/31/1998     24,788       24,905            5/31/2002      22,761       25,408
 8/31/1995      12,285       12,433            1/31/1999     25,035       25,408            6/30/2002      21,073       23,806
 9/30/1995      12,624       12,866            2/28/1999     24,304       24,861            7/31/2002      19,031       21,232
10/31/1995      12,546       12,665            3/31/1999     24,905       25,614            8/31/2002      19,099       21,378
11/30/1995      13,117       13,329            4/30/1999     27,109       27,823            9/30/2002      17,329       18,935
12/31/1995      13,327       13,698            5/31/1999     26,897       27,331           10/31/2002      18,893       20,510
 1/31/1996      13,720       14,108            6/30/1999     28,145       28,381           11/30/2002      19,931       21,950
 2/29/1996      13,887       14,240            7/31/1999     26,952       27,508           12/31/2002      18,900       20,810
 3/31/1996      14,143       14,574            8/31/1999     25,960       26,811            1/31/2003      18,277       20,241
 4/30/1996      14,362       14,721            9/30/1999     24,745       25,762            2/28/2003      17,902       19,689
 5/31/1996      14,556       14,943           10/31/1999     26,215       27,216            3/31/2003      17,940       19,664
 6/30/1996      14,467       14,871           11/30/1999     25,872       27,057            4/30/2003      19,470       21,608
 7/31/1996      13,872       14,243           12/31/1999     26,493       28,073            5/31/2003      21,000       23,199
 8/31/1996      14,372       14,636            1/31/2000     25,226       27,180            6/30/2003      21,076       23,368
 9/30/1996      14,988       15,263            2/29/2000     23,473       25,482            7/31/2003      21,411       23,887
10/31/1996      15,585       15,780            3/31/2000     26,203       28,139            8/31/2003      21,899       24,404
11/30/1996      16,813       16,988            4/30/2000     26,268       27,950            9/30/2003      21,748       23,962
12/31/1996      16,517       16,711            5/31/2000     26,268       28,038           10/31/2003      23,077       25,600
 1/31/1997      17,411       17,479            6/30/2000     24,868       26,930           11/30/2003      23,259       25,831
 2/28/1997      17,513       17,607            7/31/2000     25,259       27,469           12/31/2003      24,664       27,426
 3/31/1997      16,750       17,005            8/31/2000     27,446       29,311            1/30/2004      25,098       27,911
 4/30/1997      17,562       17,642            9/30/2000     27,249       29,304            2/27/2004      25,645       28,542
 5/31/1997      18,702       18,749           10/31/2000     27,665       29,851            3/31/2004      25,383       28,344
 6/30/1997      19,343       19,465           11/30/2000     26,086       28,323            4/30/2004      24,764       27,643
 7/31/1997      21,133       21,022           12/31/2000     27,127       29,781            5/28/2004      24,975       27,962
 8/31/1997      20,344       20,072            1/31/2001     28,469       31,038            6/30/2004      25,449       28,569
 9/30/1997      21,667       21,248            2/28/2001     27,020       28,981            7/30/2004      25,011       28,028
10/31/1997      20,911       20,466            3/31/2001     26,237       27,837            8/31/2004      25,209       28,330
11/30/1997      21,515       21,246            4/30/2001     27,858       29,725            9/30/2004      25,829       28,867
12/31/1997      21,958       21,718            5/31/2001     28,095       30,036           10/29/2004      25,956       29,302
 1/31/1998      21,811       21,450            6/30/2001     27,269       29,063           11/30/2004      27,243       30,732
 2/28/1998      23,377       23,059            7/31/2001     26,721       28,561           12/31/2004      28,278       31,734
 3/31/1998      24,805       24,227            8/31/2001     25,216       26,910
 4/30/1998      25,006       24,514            9/30/2001     22,927       24,354

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                            S&P 500/                                     S&P 500/                                      S&P 500/
                              BARRA                                        BARRA                                         BARRA
                 VALUE        VALUE                           VALUE        VALUE                            VALUE        VALUE
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     11,324       12,300           11/30/2002        8,220        9,214
 8/31/1998       8,366        8,392           10/31/2000     11,498       12,530           12/31/2002        7,791        8,735
 9/30/1998       8,751        8,902           11/30/2000     10,841       11,889            1/31/2003        7,534        8,496
10/31/1998       9,552        9,599           12/31/2000     11,266       12,501            2/28/2003        7,374        8,265
11/30/1998      10,033       10,099            1/31/2001     11,818       13,028            3/31/2003        7,388        8,254
12/31/1998      10,397       10,454            2/28/2001     11,212       12,165            4/30/2003        8,018        9,070
 1/31/1999      10,496       10,665            3/31/2001     10,883       11,685            5/31/2003        8,636        9,738
 2/28/1999      10,189       10,435            4/30/2001     11,545       12,477            6/30/2003        8,668        9,809
 3/31/1999      10,432       10,752            5/31/2001     11,643       12,608            7/31/2003        8,800       10,027
 4/30/1999      11,351       11,679            6/30/2001     11,296       12,199            8/31/2003        8,996       10,244
 5/31/1999      11,262       11,472            7/31/2001     11,069       11,989            9/30/2003        8,934       10,058
 6/30/1999      11,777       11,913            8/31/2001     10,440       11,296           10/31/2003        9,475       10,746
 7/31/1999      11,278       11,546            9/30/2001      9,486       10,223           11/30/2003        9,550       10,842
 8/31/1999      10,853       11,254           10/31/2001      9,515       10,223           12/31/2003       10,122       11,512
 9/30/1999      10,343       10,814           11/30/2001     10,025       10,871            1/30/2004       10,295       11,716
10/31/1999      10,952       11,424           12/31/2001     10,145       11,037            2/27/2004       10,514       11,981
11/30/1999      10,808       11,357            1/31/2002      9,776       10,734            3/31/2004       10,407       11,897
12/31/1999      11,058       11,784            2/28/2002      9,571       10,638            4/30/2004       10,148       11,603
 1/31/2000      10,524       11,409            3/31/2002      9,972       11,183            5/28/2004       10,234       11,737
 2/29/2000       9,786       10,696            4/30/2002      9,382       10,623            6/30/2004       10,417       11,992
 3/31/2000      10,922       11,811            5/31/2002      9,388       10,665            7/30/2004       10,238       11,765
 4/30/2000      10,944       11,732            6/30/2002      8,685        9,992            8/31/2004       10,319       11,892
 5/31/2000      10,939       11,769            7/31/2002      7,839        8,912            9/30/2004       10,566       12,117
 6/30/2000      10,352       11,304            8/31/2002      7,867        8,974           10/29/2004       10,612       12,300
 7/31/2000      10,510       11,530            9/30/2002      7,142        7,948           11/30/2004       11,133       12,900
 8/31/2000      11,415       12,303           10/31/2002      7,792        8,609           12/31/2004       11,554       13,320


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                            S&P 500/                                     S&P 500/
                              BARRA                                        BARRA
                 VALUE        VALUE                           VALUE        VALUE
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     13,142       13,412
 1/31/2003       9,662        9,726            2/27/2004     13,414       13,715
 2/28/2003       9,456        9,461            3/31/2004     13,270       13,620
 3/31/2003       9,471        9,449            4/30/2004     12,931       13,284
 4/30/2003      10,272       10,383            5/28/2004     13,035       13,437
 5/31/2003      11,065       11,148            6/30/2004     13,271       13,729
 6/30/2003      11,099       11,229            7/30/2004     13,028       13,468
 7/31/2003      11,261       11,478            8/31/2004     13,131       13,614
 8/31/2003      11,511       11,727            9/30/2004     13,438       13,871
 9/30/2003      11,419       11,515           10/29/2004     13,489       14,081
10/31/2003      12,110       12,302           11/30/2004     14,153       14,768
11/30/2003      12,198       12,412           12/31/2004     14,676       15,249
12/31/2003      12,921       13,179



A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                            S&P 500/
                              BARRA
                 VALUE        VALUE
   DATE          FUND         INDEX
------------------------------------
 9/30/2003        9,425      10,000
10/31/2003        9,995      10,684
11/30/2003       10,068      10,780
12/31/2003       10,677      11,446
 1/30/2004       10,860      11,648
 2/27/2004       11,091      11,911
 3/31/2004       10,976      11,829
 4/30/2004       10,701      11,536
 5/28/2004       10,792      11,669
 6/30/2004       10,994      11,923
 7/30/2004       10,799      11,697
 8/31/2004       10,884      11,823
 9/30/2004       11,149      12,047
10/29/2004       11,198      12,229
11/30/2004       11,755      12,825
12/31/2004       12,198      13,243

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                    ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          8/24/92                  7/1/98                 12/30/02                  9/29/03
                                  ---------------------------------------------------------------------------------------------
                                         NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
-------------------------------------------------------------------------------------------------------------------------------
One Year                                14.67%                     14.13%           13.56%      12.43%      14.24%       7.68%
Five Years                               1.32%                      0.88%              n/a         n/a         n/a         n/a
Ten Years                               10.96%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      1.46%           21.25%         n/a      22.07%      16.46%

--------------------------------------------------------------------------------
                    SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Financials...........................................................37.4%
Consumer Discretionary...............................................12.3%
Industrials...........................................................9.5%
Energy................................................................8.5%
Information Technology ...............................................8.5%
Health Care...........................................................7.1%
Telecom Services .....................................................4.4%
Utilities.............................................................3.9%
Basic Materials.......................................................3.2%
Other.................................................................5.2%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/04
--------------------------------------------------------------------------------

Citigroup Inc.........................................................5.4%
Bank of America Corp..................................................4.9%
Time Warner Inc.......................................................2.9%
CONOCOPhillips........................................................2.6%
Chevron Texaco Corp...................................................2.2%
Pfizer Inc............................................................2.1%
United Technologies Corp..............................................2.0%
Goldman Sachs.........................................................2.0%
Fifth Third Repo......................................................1.9%
FHLMC.................................................................1.8%

(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective January 10, 2001, Wellington Management Company manages the Value Fund (formerly managed by Martingale Asset Management since inception). Prior to May 1, 1999, the Value Fund was known as the Value and Income Portfolio. The name was changed to more accurately reflect the Fund's investment policies.


--------------------------------------------------------------------------------
THE S&P 500/BARRA VALUE INDEX IS AN UNMANAGED INDEX OF VALUE STOCKS IN THE S&P
500. LARGE CAPITALIZATION VALUE STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY ARE PRICED BELOW THE MARKET AVERAGE BASED ON EARNINGS AND LOWER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                       5

--------------------------------------------------------------------------------
[Graphic]                     SMALL TO MID CAP FUND
--------------------------------------------------------------------------------

o    THE FUND   The  Accessor  Small to Mid Cap Fund  seeks  capital  growth  by investing primarily in equity securities of small- to medium-capitalization companies with high growth potential.

o    THE MONEY MANAGER & INVESTMENT STRATEGY   SSgA Funds Management, Inc. (SSgA
FM) is one of the companies of State Street Global Advisors, one of the largest money managers in the world. SSgA FM believes that market inefficiencies exist which can be exploited through systematic, quantitatively-based investment processes. SSgA FM's sophisticated ranking system utilizes multiple factors to evaluate and rank thousands of small-to mid-sized stocks and dozens of industries in order of attractiveness. The portfolio is then constructed of the stocks ranked highest by this system and is intended to be style, size and beta neutral to the benchmark, with its performance being driven primarily by these stock and industry selections.

o 2004 OVERVIEW The Small to Mid Cap Fund put forth a strong showing in 2004, gaining 18.86% and beating its benchmark, the Dow Jones Wilshire 4500 Completion Index ("DJWilshire 4500 Index"). Small/mid cap stocks were outperformers in general during 2004, as evidenced by the 18.20% gain of the DJWilshire 4500 Index; in contrast, the S&P 500 Index returned 10.88% last year. Most of the strength in this market segment occurred in fourth quarter when market sentiment rebounded sharply and investors demonstrated an interest in investing in those sectors that had performed poorly during the first three quarters of the year.

o FIRST QUARTER 2004 The Fund rose 5.33%, not quite matching the 5.84% rise in the DJWilshire 4500 Index. Evidence that robust economic growth found its way to the corporate bottom line drove small and mid cap stocks higher--many companies exceeded their earnings expectations for the fourth quarter of 2003. The first quarter of 2004 did see a rotation in market leadership as the evolving Federal Reserve Board tenor coincided with surging demand for commodities in the U.S. and China. Oil prices approached $40 per barrel, reigniting fears of inflation. Accordingly, equity markets moved away from speculative technology and telecom stocks into energy and consumer stocks.

o SECOND QUARTER 2004 The second quarter was the only one of 2004 in which large cap stocks definitively beat their smaller counterparts. The Fund gained 0.14% versus a slight decline of -0.02% for the DJWilshire 4500 Index. The outperformance was attributable to SSgA FM choosing well among consumer cyclical and healthcare stocks. Although strong economic data continued to pour in, sentiment began to focus on the increasingly likely prospects of higher interest rates. Indeed, the Federal Reserve Board increased its benchmark federal funds rate by a quarter-point to 1.25% at the end of the quarter. Many small stocks declined on the manifestation of higher rates.

o THIRD QUARTER 2004 U.S. equity markets were sluggish as both large and small to mid cap stocks lost ground. The Fund fell 0.81%, a weak result that nonetheless exceeded the -1.68% return of the benchmark. Stock selection was the key driver of outperformance, and sector selection was a slight positive. The Fund's strongest showing was among stocks in the basic materials sector. Most notably, the Fund benefited from an approximate 52% jump in the shares of WR Grace, as well as an approximate 54% rise in the price of AK Steel; worldwide steel demand has increased in recent years due to stronger global growth. The Fund also added value in the financial and real estate sectors. On the downside for the Fund were overweights to retailers such as Abercrombie & Fitch (down approximately 18%) and Saks Inc. (down approximately 20%) as the retailing sector cooled significantly on concerns of slowing consumer spending.

o FOURTH QUARTER 2004 During the fourth quarter, small and mid cap stocks trounced their larger counterparts: The DJWilshire 4500 Index gained 13.61% as compared to the 9.23% return of the S&P 500. The Fund turned in a solid result of 13.61%. The benchmark index was changed in October 2004 from the full market cap Dow Jones Wilshire 4500 Completion Index to the float adjusted Dow Jones Wilshire 4500 Completion Index. Among small and mid cap stocks technology issues fared well, attracting investors after underperforming all year. In general, riskier stocks generated solid returns; companies with negative cash flow gained ground in the market versus their higher quality peers--to the disadvantage of the SSgA FM's process, which emphasizes more profitable firms. The growth and value components of the stock selection model performed well, while the sentiment component of the model failed to pick up the sharp change in sentiment from third quarter.








ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
6                       ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
          SMALL TO MID CAP FUND VS. UNMANAGED INDEX AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
               SMALL TO     INDEX AND                       SMALL TO     INDEX AND                        SMALL TO     INDEX AND
                MID CAP     COMPOSITE                        MID CAP     COMPOSITE                         MID CAP     COMPOSITE
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     25,003       21,180           10/31/2001      20,492       19,470
 1/31/1995       9,950       10,097            6/30/1998     25,715       21,510           11/30/2001      21,943       20,983
 2/28/1995      10,249       10,526            7/31/1998     23,895       20,291           12/31/2001      23,244       22,108
 3/31/1995      10,442       10,757            8/31/1998     19,737       16,359            1/31/2002      23,039       21,690
 4/30/1995      10,663       10,896            9/30/1998     20,943       17,540            2/28/2002      22,592       21,076
 5/31/1995      10,833       11,138           10/31/1998     21,588       18,537            3/31/2002      24,097       22,505
 6/30/1995      11,393       11,675           11/30/1998     23,123       19,690            4/30/2002      24,369       22,285
 7/31/1995      12,185       12,362           12/31/1998     26,018       21,357            5/31/2002      23,882       21,792
 8/31/1995      12,363       12,650            1/31/1999     25,521       21,700            6/30/2002      22,702       20,310
 9/30/1995      12,663       12,993            2/28/1999     24,161       20,519            7/31/2002      20,289       18,340
10/31/1995      12,242       12,645            3/31/1999     25,200       21,320            8/31/2002      20,396       18,446
11/30/1995      12,834       13,182            4/30/1999     26,936       23,020            9/30/2002      19,040       17,203
12/31/1995      13,196       13,348            5/31/1999     26,747       22,820           10/31/2002      19,461       17,767
 1/31/1996      13,143       13,486            6/30/1999     28,202       23,780           11/30/2002      20,667       18,993
 2/29/1996      13,690       13,924            7/31/1999     27,678       23,060           12/31/2002      19,826       18,194
 3/31/1996      13,875       14,137            8/31/1999     27,088       22,486            1/31/2003      19,257       17,801
 4/30/1996      14,527       14,794            9/30/1999     27,432       22,312            2/28/2003      18,797       17,349
 5/31/1996      14,857       15,260           10/31/1999     28,925       23,453            3/31/2003      19,008       17,605
 6/30/1996      14,536       14,782           11/30/1999     30,484       25,431            4/30/2003      20,583       19,072
 7/31/1996      13,661       13,671           12/31/1999     33,105       28,936            5/31/2003      22,430       20,884
 8/31/1996      14,668       14,410            1/31/2000     31,619       28,590            6/30/2003      23,062       21,381
 9/30/1996      15,468       15,097            2/29/2000     36,042       33,037            7/31/2003      23,904       22,379
10/31/1996      15,538       14,874            3/31/2000     35,159       31,815            8/31/2003      24,841       23,317
11/30/1996      16,329       15,502            4/30/2000     31,643       27,988            9/30/2003      24,776       23,028
12/31/1996      16,474       15,642            5/31/2000     29,128       25,922           10/31/2003      26,855       24,783
 1/31/1997      16,921       16,147            6/30/2000     32,268       29,035           11/30/2003      28,104       25,638
 2/28/1997      16,457       15,805            7/31/2000     31,183       28,211           12/31/2003      28,534       26,171
 3/31/1997      15,794       14,980            8/31/2000     33,784       31,359            1/30/2004      29,513       27,108
 4/30/1997      16,399       15,017            9/30/2000     32,463       30,083            2/27/2004      29,852       27,582
 5/31/1997      17,853       16,511           10/31/2000     30,204       27,625            3/31/2004      30,055       27,698
 6/30/1997      18,603       17,293           11/30/2000     25,199       22,923            4/30/2004      28,561       26,585
 7/31/1997      20,313       18,484           12/31/2000     27,069       24,374            5/28/2004      29,038       26,989
 8/31/1997      20,490       18,652            1/31/2001     27,231       25,700            6/30/2004      30,098       27,693
 9/30/1997      22,352       19,944            2/28/2001     24,140       22,578            7/30/2004      28,644       26,151
10/31/1997      21,456       19,185            3/31/2001     21,970       20,505            8/31/2004      28,521       26,161
11/30/1997      21,810       19,190            4/30/2001     24,290       22,674            9/30/2004      29,853       27,228
12/31/1997      22,431       19,660            5/31/2001     24,506       23,210           10/29/2004      30,220       27,841
 1/31/1998      22,514       19,379            6/30/2001     24,764       23,398           11/30/2004      32,571       29,734
 2/28/1998      24,509       20,861            7/31/2001     23,800       22,316           12/31/2004      33,917       31,031
 3/31/1998      25,732       21,940            8/31/2001     22,608       21,231
 4/30/1998      26,206       22,218            9/30/2001     19,895       18,501

INVESTOR CLASS SHARES
6/30/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
               SMALL TO     INDEX AND                       SMALL TO     INDEX AND                        SMALL TO     INDEX AND
                MID CAP     COMPOSITE                        MID CAP     COMPOSITE                         MID CAP     COMPOSITE
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 6/30/1998      10,000       10,000            9/30/2000     12,471       13,986           11/30/2002        7,873        8,830
 7/31/1998       9,290        9,434           10/31/2000     11,607       12,843           12/31/2002        7,550        8,458
 8/31/1998       7,668        7,606           11/30/2000      9,681       10,657            1/31/2003        7,333        8,276
 9/30/1998       8,137        8,155           12/31/2000     10,400       11,332            2/28/2003        7,154        8,066
10/31/1998       8,384        8,618            1/31/2001     10,453       11,948            3/31/2003        7,233        8,185
11/30/1998       8,972        9,154            2/28/2001      9,263       10,497            4/30/2003        7,826        8,867
12/31/1998      10,094        9,929            3/31/2001      8,422        9,533            5/31/2003        8,524        9,709
 1/31/1999       9,892       10,088            4/30/2001      9,311       10,541            6/30/2003        8,761        9,940
 2/28/1999       9,363        9,539            5/31/2001      9,395       10,791            7/31/2003        9,079       10,404
 3/31/1999       9,763        9,912            6/30/2001      9,490       10,878            8/31/2003        9,427       10,840
 4/30/1999      10,433       10,702            7/31/2001      9,114       10,375            9/30/2003        9,401       10,706
 5/31/1999      10,356       10,609            8/31/2001      8,654        9,871           10/31/2003       10,189       11,522
 6/30/1999      10,913       11,055            9/30/2001      7,613        8,601           11/30/2003       10,654       11,919
 7/31/1999      10,705       10,721           10/31/2001      7,835        9,052           12/31/2003       10,818       12,167
 8/31/1999      10,475       10,454           11/30/2001      8,391        9,755            1/30/2004       11,183       12,603
 9/30/1999      10,600       10,373           12/31/2001      8,883       10,278            2/27/2004       11,309       12,823
10/31/1999      11,177       10,903            1/31/2002      8,798       10,084            3/31/2004       11,383       12,877
11/30/1999      11,775       11,823            2/28/2002      8,629        9,799            4/30/2004       10,807       12,359
12/31/1999      12,778       13,453            3/31/2002      9,200       10,463            5/28/2004       10,986       12,547
 1/31/2000      12,199       13,292            4/30/2002      9,295       10,360            6/30/2004       11,383       12,875
 2/29/2000      13,902       15,359            5/31/2002      9,110       10,131            7/30/2004       10,827       12,158
 3/31/2000      13,555       14,791            6/30/2002      8,656        9,442            8/31/2004       10,774       12,163
 4/30/2000      12,180       13,012            7/31/2002      7,736        8,527            9/30/2004       11,271       12,659
 5/31/2000      11,206       12,051            8/31/2002      7,767        8,576           10/29/2004       11,408       12,944
 6/30/2000      12,409       13,499            9/30/2002      7,249        7,998           11/30/2004       12,291       13,824
 7/31/2000      11,987       13,116           10/31/2002      7,418        8,260           12/31/2004       12,794       14,426
 8/31/2000      12,981       14,579


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
               SMALL TO     INDEX AND                       SMALL TO     INDEX AND
                MID CAP     COMPOSITE                        MID CAP     COMPOSITE
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     14,732       14,899
 1/31/2003       9,706        9,784            2/27/2004     14,890       15,160
 2/28/2003       9,466        9,535            3/31/2004     14,979       15,224
 3/31/2003       9,568        9,677            4/30/2004     14,220       14,612
 4/30/2003      10,348       10,483            5/28/2004     14,446       14,834
 5/31/2003      11,271       11,479            6/30/2004     14,959       15,221
 6/30/2003      11,572       11,752            7/30/2004     14,227       14,373
 7/31/2003      11,990       12,301            8/31/2004     14,152       14,379
 8/31/2003      12,448       12,816            9/30/2004     14,801       14,966
 9/30/2003      12,407       12,657           10/29/2004     14,966       15,302
10/31/2003      13,439       13,621           11/30/2004     16,121       16,343
11/30/2003      14,048       14,091           12/31/2004     16,771       17,056
12/31/2003      14,253       14,385



A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
               SMALL TO     INDEX AND
                MID CAP     COMPOSITE
   DATE          FUND         INDEX
------------------------------------
 9/30/2003        9,425      10,000
10/31/2003       10,216      10,762
11/30/2003       10,681      11,133
12/31/2003       10,841      11,365
 1/30/2004       11,203      11,772
 2/27/2004       11,332      11,978
 3/31/2004       11,404      12,028
 4/30/2004       10,831      11,545
 5/28/2004       11,006      11,720
 6/30/2004       11,409      12,026
 7/30/2004       10,851      11,356
 8/31/2004       10,799      11,361
 9/30/2004       11,300      11,824
10/29/2004       11,434      12,090
11/30/2004       12,329      12,912
12/31/2004       12,830      13,475

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          8/24/92                  6/24/98                12/30/02                  9/29/03
                                          NAV                      NAV               NAV        CDSC(2)      NAV        POP(3)
----------------------------------------------------------------------------------------------------------------------------------
One Year                                18.86%                     18.28%           17.66%      16.48%      18.35%      11.55%
Five Years                               0.49%                      0.03%              n/a         n/a         n/a         n/a
Ten Years                               12.99%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      4.22%           29.68%         n/a      27.24%      21.39%


--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Financials............................................................25.6%
Technology............................................................14.6%
Healthcare............................................................11.2%
Consumer Cyclicals.....................................................9.9%
Consumer Services......................................................8.5%
Commerical Services....................................................6.7%
Energy.................................................................6.2%
Basic Materials........................................................4.3%
Industrials............................................................3.9%
Other..................................................................9.1%

--------------------------------------------------------------------------------
                     TOP 10 HOLDINGS AS OF 12/31/04
--------------------------------------------------------------------------------

Berkshire Hathaway Inc.................................................3.0%
Liberty Media Corp.....................................................1.4%
NVR Inc................................................................1.1%
General Growth Properties..............................................1.1%
Beckman Coulter Inc....................................................1.1%
UNIONBANCAL Corp Com...................................................1.1%
Energizer Holdings Inc.................................................1.0%
Abercrombie  & Fitch Co................................................1.0%
Diamond Offshore Drilling .............................................1.0%
Eaton Vance Corp.......................................................0.9%

(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective June 1, 2001, SSgA Funds management, Inc. manages the Small to Mid Cap Fund (formerly managed by Symphony Asset Management, Inc. from September 15, 1995 until May 31, 2001. Prior to Symphony, the Small to Mid Cap Portfolio was managed by Wells Fargo Nikko Investment Advisors from inception).
(5) The Composite Index is made up of the full cap version of the Dow Jones Wilshire 4500 Completion Index prior to October 2004, and float-adjusted version of the Index starting October 31, 2004.

--------------------------------------------------------------------------------
THE WILSHIRE 4500 INDEX IS AN UNMANAGED INDEX OF STOCKS OF MEDIUM AND SMALL CAPITALIZATION COMPANIES NOT IN THE S&P 500. THE NAME OF THE WILSHIRE 4500 INDEX WAS CHANGED IN MAY 2004 TO THE DOW JONES WILSHIRE 4500 COMPLETION INDEX.INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                      (800) 759-3504 ~ www.accessor.com                        7

--------------------------------------------------------------------------------
[Graphic]                   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

o    THE FUND   The Accessor International Equity Fund seeks  capital  growth by investing primarily in equity securities of companies domiciled in countries other than the United States.

o THE MONEY MANAGER & INVESTMENT STRATEGY The Fleming name and organization dates back to 1873. J.P. Morgan Fleming Asset Management (London), Ltd (JPMorgan Fleming) believes share price performance is driven by both local market and global sector factors. JPM Fleming's analysts comprehensively research both sets of factors and are in close contact with the inner workings of the companies they analyze and are able to shed light on the most consistently successful companies. JPMorgan Fleming seeks to create a risk-controlled portfolio that will provide consistent, incremental return relative to the benchmark index, the MSCI EAFE(R) + EM Index.

o 2004 OVERVIEW International stocks finished 2004 with far better gains than large capitalization domestic markets. Currency--the weak and declining dollar--explained the vast majority of the difference. The dollar fell dramatically against all major currencies during the year, making 2004 an unusual period. The Fund returned 17.76% in 2004, below the 21.26% gain of its benchmark index.

o FIRST QUARTER 2004 The Fund posted a 3.63% gain, below the benchmark gain of 4.94%. Overseas markets continued to advance, fueled by corporate earnings growth and indications of continued economic growth. Japan spearheaded the advance, while conditions in Europe remained mixed. The U.K. raised rates to cool inflation in the housing market; continental Europe, however, struggled with terrorist concerns that offset generally positive corporate earnings. The fund was underweight Japan and emerging markets, which lead to underperfomance.

o SECOND QUARTER 2004 The Fund's -0.74% return lagged the -0.64% return of the benchmark. Although international stocks were strong in June, both emerging and developed foreign markets fell on fears of slowing growth and rising interest rates in various geographic regions. Overall Fund performance was somewhat diminished due to underweighting in Japan, though there were some healthy contributions from the Japanese companies the Fund did choose to hold. Positive international markets for the Fund included Germany, the United Kingdom, and Holland.

o THIRD QUARTER 2004 Another volatile quarter in international affairs--the continued conflict in Iraq, surging oil prices, and global economic uncertainty--failed to hold back a mild gain for the quarter. The Fund returned 0.90%, ahead of the 0.63% posted by the benchmark. Relative to other regions, Japan was noticeably weak throughout the quarter; this weakness benefited the Fund because of its underweighting of Japanese stocks. Like in the U.S., the energy sector led international markets, as skyrocketing oil prices benefited all levels of energy production. The Fund's overweight to Italian and French oil conglomerates ENI and Total, respectively, helped the Fund during the quarter. On the other side, however, underweights to British Petroleum and Anglo-Dutch oil giant Royal Dutch/Shell detracted from the Fund's performance.

o FOURTH QUARTER 2004 The Fund's best performance of the year occurred in the fourth quarter, when it gained 13.81%. Its benchmark beat the Fund, however, with a return of 15.57%. Equity markets rallied worldwide as the global economy reacted to a drop in oil prices. U.S. investors also were rewarded by a sharp decline in the U.S. dollar against other major currencies. Interest rates held steady or fell in most major markets. The decline in the Euro zone was particularly pronounced being driven by the appreciation of the Euro against the dollar. This accentuated the decline in crude oil prices in dollars and made goods from Asia relatively inexpensive, as China continued to peg its currency to the US dollar. Japan had the weakest performance among the major regions, largely based on concern about exporters suffering from the Yen's strength against the U.S. dollar. The Fund benefited from a small underweight in Japanese stocks. On the other hand, emerging markets did the best among the regions, and the Fund was hurt by a slight underweight in emerging markets.





ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
8                       ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
           INTERNTIONAL EQUITY FUND VS. UNMANAGED MSCI EAFE + EM INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
10/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
             INTERNTIONAL      MSCI                        INTERNTIONAL     MSCI                        INTERNTIONAL      MSCI
                EQUITY      EAFE + EM                        EQUITY     EAFE  + EM                         EQUITY      EAFE + EM
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
10/31/1996      11,687       11,315            7/31/1999     17,871       14,901            4/30/2002      13,572       12,303
11/30/1996      12,175       11,731            8/31/1999     18,058       14,966            5/31/2002      13,690       12,431
12/31/1996      12,245       11,604            9/30/1999     18,040       15,056            6/30/2002      13,267       11,902
 1/31/1997      12,253       11,353           10/31/1999     18,699       15,600            7/31/2002      11,843       10,751
 2/28/1997      12,297       11,579           11/30/1999     20,419       16,224            8/31/2002      11,937       10,745
 3/31/1997      12,386       11,586           12/31/1999     23,490       17,741            9/30/2002      10,502        9,593
 4/30/1997      12,448       11,676            1/31/2000     21,526       16,738           10/31/2002      11,184       10,119
 5/31/1997      13,244       12,385            2/29/2000     22,848       17,168           11/30/2002      11,749       10,600
 6/30/1997      13,953       13,088            3/31/2000     22,848       17,776           12/31/2002      11,350       10,245
 7/31/1997      14,785       13,326            4/30/2000     21,111       16,769            1/31/2003      10,692        9,853
 8/31/1997      13,784       12,282            5/31/2000     20,216       16,336            2/28/2003      10,374        9,623
 9/30/1997      14,755       12,944            6/30/2000     20,934       16,971            3/31/2003      10,162        9,433
10/31/1997      13,442       11,817            7/31/2000     20,122       16,244            4/30/2003      11,304       10,360
11/30/1997      13,353       11,684            8/31/2000     20,228       16,381            5/31/2003      12,091       11,007
12/31/1997      13,586       11,812            9/30/2000     19,193       15,514            6/30/2003      12,303       11,312
 1/31/1998      14,016       12,188           10/31/2000     18,087       15,067            7/31/2003      12,561       11,629
 2/28/1998      14,713       12,992           11/30/2000     17,170       14,425            8/31/2003      12,785       11,960
 3/31/1998      15,372       13,420           12/31/2000     17,723       14,924            9/30/2003      13,079       12,302
 4/30/1998      15,849       13,518            1/31/2001     17,452       15,125           10/31/2003      13,750       13,098
 5/31/1998      15,995       13,270            2/28/2001     16,099       13,984           11/30/2003      14,174       13,378
 6/30/1998      15,903       13,243            3/31/2001     14,889       13,008           12/31/2003      15,244       14,416
 7/31/1998      16,563       13,412            4/30/2001     15,724       13,891            1/30/2004      15,513       14,651
 8/31/1998      14,301       11,560            5/31/2001     15,312       13,481            2/27/2004      15,831       15,027
 9/30/1998      13,779       11,293            6/30/2001     14,935       12,963            3/31/2004      15,797       15,128
 10/31/1998     14,183       12,474            7/31/2001     14,465       12,665            4/30/2004      15,291       14,702
 11/30/1998     14,906       13,149            8/31/2001     13,983       12,367            5/28/2004      15,361       14,729
 12/31/1998     15,770       13,613            9/30/2001     12,548       11,048            6/30/2004      15,632       15,031
  1/31/1999     16,256       13,561          10/31/2001     12,820       11,370            7/30/2004      15,149       14,568
  2/28/1999     15,705       13,276          11/30/2001     13,043       11,868            8/31/2004      15,255       14,691
  3/31/1999     16,545       13,926          12/31/2001     13,324       12,019            9/30/2004      15,772       15,125
  4/30/1999     17,217       14,591           1/31/2002     12,595       11,484           10/29/2004      16,255       15,625
  5/31/1999     16,387       13,904           2/28/2002     12,701       11,577           11/30/2004      17,232       16,738
  6/30/1999     17,467       14,551           3/31/2002     13,360       12,216           12/31/2004      17,952       17,480

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
             INTERNTIONAL      MSCI                        INTERNTIONAL     MSCI                        INTERNTIONAL      MSCI
                EQUITY      EAFE + EM                        EQUITY      EAFE  + EM                        EQUITY      EAFE + EM
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     11,456       11,568           11/30/2002        6,944        7,904
 8/31/1998       8,628        8,619           10/31/2000     10,794       11,234           12/31/2002        6,709        7,639
 9/30/1998       8,312        8,420           11/30/2000     10,246       10,756            1/31/2003        6,318        7,346
10/31/1998       8,556        9,301           12/31/2000     10,566       11,128            2/28/2003        6,126        7,175
11/30/1998       8,982        9,804            1/31/2001     10,402       11,278            3/31/2003        6,005        7,033
12/31/1998       9,498       10,150            2/28/2001      9,590       10,427            4/30/2003        6,674        7,724
 1/31/1999       9,792       10,112            3/31/2001      8,864        9,699            5/31/2003        7,137        8,207
 2/28/1999       9,459        9,898            4/30/2001      9,356       10,357            6/30/2003        7,257        8,434
 3/31/1999       9,960       10,383            5/31/2001      9,113       10,051            7/31/2003        7,407        8,670
 4/30/1999      10,361       10,879            6/30/2001      8,885        9,666            8/31/2003        7,542        8,918
 5/31/1999       9,853       10,367            7/31/2001      8,601        9,443            9/30/2003        7,713        9,173
 6/30/1999      10,499       10,849            8/31/2001      8,309        9,221           10/31/2003        8,097        9,766
 7/31/1999      10,738       11,110            9/30/2001      7,456        8,237           11/30/2003        8,346        9,974
 8/31/1999      10,845       11,159           10/31/2001      7,613        8,478           12/31/2003        8,972       10,748
 9/30/1999      10,828       11,226           11/30/2001      7,741        8,849            1/30/2004        9,128       10,924
10/31/1999      11,213       11,632           12/31/2001      7,904        8,962            2/27/2004        9,314       11,204
11/30/1999      12,240       12,097            1/31/2002      7,463        8,563            3/31/2004        9,285       11,280
12/31/1999      14,077       13,228            2/28/2002      7,527        8,632            4/30/2004        8,986       10,962
 1/31/2000      12,889       12,480            3/31/2002      7,918        9,108            5/28/2004        9,029       10,982
 2/29/2000      13,681       12,801            4/30/2002      8,040        9,173            6/30/2004        9,178       11,207
 3/31/2000      13,674       13,254            5/31/2002      8,104        9,269            7/30/2004        8,893       10,862
 4/30/2000      12,631       12,503            6/30/2002      7,848        8,874            8/31/2004        8,957       10,953
 5/31/2000      12,090       12,180            7/31/2002      7,008        8,016            9/30/2004        9,250       11,278
 6/30/2000      12,511       12,654            8/31/2002      7,065        8,012           10/29/2004        9,527       11,651
 7/31/2000      12,027       12,112            9/30/2002      6,211        7,153           11/30/2004       10,103       12,480
 8/31/2000      12,076       12,214           10/31/2002      6,624        7,545           12/31/2004       10,523       13,034


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
             INTERNTIONAL      MSCI                        INTERNTIONAL     MSCI
                EQUITY      EAFE + EM                        EQUITY      EAFE  + EM
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     13,537       14,301
 1/31/2003       9,409        9,617            2/27/2004     13,818       14,668
 2/28/2003       9,139        9,394            3/31/2004     13,765       14,767
 3/31/2003       8,942        9,208            4/30/2004     13,319       14,350
 4/30/2003       9,938       10,112            5/28/2004     13,361       14,377
 5/31/2003      10,622       10,744            6/30/2004     13,589       14,672
 6/30/2003      10,799       11,042            7/30/2004     13,153       14,220
 7/31/2003      11,017       11,351            8/31/2004     13,246       14,340
 8/31/2003      11,214       11,675            9/30/2004     13,671       14,764
 9/30/2003      11,463       12,008           10/29/2004     14,076       15,252
10/31/2003      12,024       12,785           11/30/2004     14,916       16,338
11/30/2003      12,397       13,058           12/31/2004     15,528       17,063
12/31/2003      13,310       14,071


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
             INTERNTIONAL      MSCI
                EQUITY      EAFE + EM
   DATE          FUND         INDEX
------------------------------------
 9/30/2003        9,425      10,000
10/31/2003        9,891      10,647
11/30/2003       10,204      10,874
12/31/2003       10,958      11,718
 1/30/2004       11,145      11,909
 2/27/2004       11,382      12,214
 3/31/2004       11,348      12,297
 4/30/2004       10,983      11,950
 5/28/2004       11,034      11,973
 6/30/2004       11,220      12,218
 7/30/2004       10,874      11,841
 8/31/2004       10,950      11,941
 9/30/2004       11,315      12,295
10/29/2004       11,653      12,701
11/30/2004       12,355      13,605
12/31/2004       12,871      14,209

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          10/3/94                  7/6/98                 12/30/02                  9/29/03
                                 ---------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)      NAV        POP(3)
------------------------------------------------------------------------------------------------------------------------------
One Year                                17.76%                     17.29%           16.68%      15.51%      17.45%      10.70%
Five Years                              -5.24%                     -5.65%              n/a         n/a         n/a         n/a
Ten Years                                6.02%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      0.96%           25.19%         n/a      27.65%      21.78%

--------------------------------------------------------------------------------
                       COUNTRY ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

United Kingdom.......................................................24.8%
Japan................................................................18.8%
France...............................................................10.6%
Switzerland..........................................................10.4%
Germany...............................................................5.3%
Netherlands...........................................................5.0%
Italy.................................................................4.6%
South Korea...........................................................3.6%
Hong Kong.............................................................2.9%
Other.................................................................9.4%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/04
--------------------------------------------------------------------------------

Total Fina Elf SA ....................................................3.9%
Eni SPA...............................................................3.5%
Vodafone Group PLC....................................................3.2%
HSBC Holdings PLC.....................................................2.9%
Glaxo SmithKline......................................................2.6%
UBS AG................................................................2.1%
Tesco PLC.............................................................2.0%
CIA Vale Do Rio Doce-ADR..............................................1.9%
Canon Inc.............................................................1.8%
Barclays PLC..........................................................1.8%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective January 7, 2002, JPMorgan Fleming Asset Management (London), Ltd. manages the International Equity Fund (formerly managed by Nicholas-Applegate Capital Management since inception).




--------------------------------------------------------------------------------
THE MSCI EAFE + EM INDEX (FORMERLY THE MSCI EAFE + EMF INDEX) IS AN UNMANAGED INDEX OF 48 DEVELOPED (EXCLUDING THE UNITED STATES AND CANADA) AND EMERGING MARKET COUNTRIES, INCLUDING JAPAN, THE UNITED KINGDOM, GERMANY AND FRANCE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                     (800) 759-3504 ~ www.accessor.com                         9

--------------------------------------------------------------------------------
[Graphic]                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

o    THE FUND   The  Accessor  High   Yield  Bond  Fund  invests   primarily  in
lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds."

o    THE MONEY MANAGER & INVESTMENT STRATEGY Financial Management Advisors, LLC.
(FMA) has been managing high yield bonds since 1986 using disciplined fundamental research. When analyzing high-yield bonds, FMA does not just view high-yield bonds as simply a form of debt, instead, it views high-yield bonds to be "stocks with a coupon." This view explains the extensive research FMA does on a company's financial strength and market position. FMA looks primarily for companies with improving earnings and cash flow prospects, whose bonds offer an attractive yield, and who appear better able to repay their debt.

o 2004 OVERVIEW The Fund gained 9.49% in 2004, shy of the 11.14% return of its benchmark, the Lehman Brothers U.S. Corporate High Yield Index (Lehman High Yield Index). With domestic interest rates remaining at near-record lows, the high yield sector continued to attract new investors seeking income. During the year, the Federal Reserve Board increased its benchmark federal funds rate five times, by a quarter-point in each instance, from 1.00% in January to 2.25% by year-end. This had almost no impact on longer term rates, which allowed the fund to generate positive returns.

o FIRST QUARTER 2004 As high yield bond prices were mostly unchanged for first quarter, 2004, interest income comprised the majority of the Fund's 1.68% return. The benchmark index gained 2.35%. The New Year started with a bang, with plenty of enthusiastic buyers driving bond prices up. More bearish economics and investor sentiment brought prices back down in February and March, however, as spreads-to-treasuries widened by 0.25% to 3.92% off-the-curve (widening of spreads equates to lower prices). The primary high yield market remained robust, with $40 billion of new issuance from 58 different transactions. Outperforming areas included the basic industries, gaming/lodging, energy, technology and finance sectors; while media, healthcare, and utilities sectors underperformed. The fund was underweight technology and energy sectors, while being overweight the media sector, which caused it to underperform.

o SECOND QUARTER 2004 The high yield market declined during the second quarter in the face of the Federal Reserve Board's perceived tightening bias, higher energy prices, and volatile equity markets. Spreads-to-treasuries reverted to levels experienced at the beginning of 2004. Mutual fund outflows totaled nearly $4 billion, occurring mostly in May, bringing year-to-date outflows to $5.3 billion. The primary market slowed down but remained active with over $26 billion issued. The Fund fell 0.17%, outperforming the 0.96% decline of the Lehman High Yield Index. FMA's portfolio benefited from overweighting several strong sectors: the B credit portion of the high yield market, capital goods and other industrials, restaurants and consumer products. De-emphasis of weaker areas also was advantageous, including the gaming/lodging, technology, and utilities sectors. These successes were somewhat offset by the underweighting of the chemicals and healthcare sectors, which were strong performers in the quarter.

o THIRD QUARTER 2004 The third quarter of 2004 was another great period for high yield bonds, which benefited from declining rates on benchmark treasuries as well as further tightening in spreads. The High Yield Bond Fund turned in a 3.81% return for the quarter, behind the 4.85% gain of the benchmark index. As yields and prices move in opposite directions, the steady decline in treasury yields throughout third quarter led to price appreciation across all fixed income categories. Further, tightening spreads indicate an increased desire on the part of investors to assume the additional credit risk associated with high yield securities. Spreads over comparable treasuries tightened by 0.12% to 3.58% by quarter-end. The fund underperformed by holding less than the benchmark of lower credit securities, which did the best as the economic fundamentals improved.

o FOURTH QUARTER 2004 The Fund posted another solid quarter with a gain of 3.90%. The high yield sector remained attractive in both an absolute sense and compared to other fixed-income assets. There were two major drivers: first, interest rates held steady, despite rate hikes, as inflationary forces remained subdued. Second, as oil prices fell and economies world wide gained traction, spreads in high yield bonds tightened in lockstep with increased corporate earnings and the expectations for continued economic growth. In high yield bonds, distressed company debt outperformed as evidence of the economic recovery's strength mounted. In particular, the media, telecommunications and technology sectors did well, while the capital goods, cable and energy sectors underperformed. The Fund underperformed its benchmark index (up 4.58%) and was hurt by underweighting the most distressed companies--especially in the telecommunications and technology sectors--which performed well. The Fund's overweight in the energy sector was also detrimental. On the other hand, the Fund's overweight of the media sector and underweight of the cable sector were advantageous.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
10                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                            HIGH YIELD BOND FUND VS.
           UNMANAGED LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
5/31/00 through 12/31/04

------------------------------------         ------------------------------------
                         LEHMAN BROTHERS                             LEHMAN BROTHERS
              HIGH YIELD  U.S. CORPORATE                  HIGH YIELD  U.S. CORPORATE
                 BOND       HIGH YIELD                        BOND       HIGH YIELD
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
 5/31/2000      10,000       10,000           10/31/2002     10,045        9,374
 6/30/2000      10,156       10,204           11/30/2002     10,559        9,954
 7/31/2000      10,181       10,282           12/31/2002     10,618       10,093
 8/31/2000      10,299       10,351            1/31/2003     10,775       10,429
 9/30/2000      10,183       10,261            2/28/2003     10,882       10,557
10/31/2000      10,045        9,933            3/31/2003     11,103       10,862
11/30/2000       9,595        9,540            4/30/2003     11,630       11,506
12/31/2000       9,953        9,724            5/31/2003     11,738       11,624
 1/31/2001      10,558       10,452            6/30/2003     12,049       11,959
 2/28/2001      10,636       10,591            7/31/2003     11,961       11,827
 3/31/2001      10,571       10,341            8/31/2003     12,085       11,963
 4/30/2001      10,613       10,213            9/30/2003     12,438       12,290
 5/31/2001      10,676       10,397           10/31/2003     12,735       12,538
 6/30/2001      10,416       10,106           11/30/2003     12,851       12,729
 7/31/2001      10,559       10,254           12/31/2003     13,189       13,017
 8/31/2001      10,669       10,375            1/30/2004     13,511       13,265
 9/30/2001      10,027        9,678            2/27/2004     13,414       13,232
10/31/2001      10,244        9,917            3/31/2004     13,411       13,322
11/30/2001      10,561       10,279            4/30/2004     13,402       13,231
12/31/2001      10,469       10,237            5/28/2004     13,170       13,008
 1/31/2002      10,494       10,309            6/30/2004     13,389       13,194
 2/28/2002      10,540       10,164            7/30/2004     13,537       13,373
 3/31/2002      10,674       10,409            8/31/2004     13,719       13,635
 4/30/2002      10,799       10,572            9/30/2004     13,898       13,833
 5/31/2002      10,775       10,517           10/29/2004     14,108       14,083
 6/30/2002      10,344        9,742           11/30/2004     14,265       14,254
 7/31/2002      10,071        9,316           12/31/2004     14,440       14,466
 8/31/2002      10,245        9,581
 9/30/2002      10,091        9,456

INVESTOR CLASS SHARES
5/31/00 through 12/31/04

------------------------------------         ------------------------------------
                         LEHMAN BROTHERS                             LEHMAN BROTHERS
              HIGH YIELD  U.S. CORPORATE                  HIGH YIELD  U.S. CORPORATE
                 BOND       HIGH YIELD                        BOND       HIGH YIELD
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
 5/31/2000      10,000       10,000           10/31/2002      9,936        9,374
 6/30/2000      10,152       10,204           11/30/2002     10,440        9,954
 7/31/2000      10,173       10,282           12/31/2002     10,493       10,093
 8/31/2000      10,287       10,351            1/31/2003     10,643       10,429
 9/30/2000      10,167       10,261            2/28/2003     10,744       10,557
10/31/2000      10,025        9,933            3/31/2003     10,958       10,862
11/30/2000       9,570        9,540            4/30/2003     11,473       11,506
12/31/2000       9,925        9,724            5/31/2003     11,576       11,624
 1/31/2001      10,522       10,452            6/30/2003     11,879       11,959
 2/28/2001      10,597       10,591            7/31/2003     11,788       11,827
 3/31/2001      10,518       10,341            8/31/2003     11,903       11,963
 4/30/2001      10,566       10,213            9/30/2003     12,241       12,290
 5/31/2001      10,624       10,397           10/31/2003     12,530       12,538
 6/30/2001      10,360       10,106           11/30/2003     12,640       12,729
 7/31/2001      10,498       10,254           12/31/2003     12,968       13,017
 8/31/2001      10,593       10,375            1/30/2004     13,279       13,265
 9/30/2001       9,959        9,678            2/27/2004     13,178       13,232
10/31/2001      10,162        9,917            3/31/2004     13,171       13,322
11/30/2001      10,482       10,279            4/30/2004     13,158       13,231
12/31/2001      10,387       10,237            5/28/2004     12,925       13,008
 1/31/2002      10,407       10,309            6/30/2004     13,135       13,194
 2/28/2002      10,446       10,164            7/30/2004     13,266       13,373
 3/31/2002      10,575       10,409            8/31/2004     13,452       13,635
 4/30/2002      10,694       10,572            9/30/2004     13,624       13,833
 5/31/2002      10,666       10,517           10/29/2004     13,826       14,083
 6/30/2002      10,236        9,742           11/30/2004     13,974       14,254
 7/31/2002       9,961        9,316           12/31/2004     14,127       14,466
 8/31/2002      10,130        9,581
 9/30/2002       9,974        9,456


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                         LEHMAN BROTHERS                             LEHMAN BROTHERS
              HIGH YIELD  U.S. CORPORATE                  HIGH YIELD  U.S. CORPORATE
                 BOND       HIGH YIELD                        BOND       HIGH YIELD
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     12,582       13,143
1/31/2003       10,138       10,333            2/27/2004     12,482       13,110
2/28/2003       10,231       10,460            3/31/2004     12,480       13,199
3/31/2003       10,431       10,761            4/30/2004     12,452       13,109
4/30/2003       10,917       11,399            5/28/2004     12,226       12,888
5/31/2003       11,010       11,517            6/30/2004     12,420       13,072
6/30/2003       11,293       11,849            7/30/2004     12,547       13,250
7/31/2003       11,201       11,718            8/31/2004     12,706       13,509
8/31/2003       11,309       11,853            9/30/2004     12,862       13,705
9/30/2003       11,619       12,177           10/29/2004     13,047       13,953
10/31/2003      11,899       12,423           11/30/2004     13,181       14,122
11/30/2003      11,988       12,611           12/31/2004     13,321       14,333
12/31/2003      12,292       12,896


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                         LEHMAN BROTHERS
              HIGH YIELD  U.S. CORPORATE
                 BOND       HIGH YIELD
   DATE          FUND         INDEX
------------------------------------
 9/30/2003        9,525      10,000
10/31/2003        9,752      10,202
11/30/2003        9,830      10,357
12/31/2003       10,086      10,591
 1/30/2004       10,330      10,793
 2/27/2004       10,254      10,766
 3/31/2004       10,260      10,840
 4/30/2004       10,252      10,766
 5/28/2004       10,072      10,584
 6/30/2004       10,238      10,735
 7/30/2004       10,340      10,881
 8/31/2004       10,486      11,095
 9/30/2004       10,621      11,256
10/29/2004       10,779      11,459
11/30/2004       10,897      11,598
12/31/2004       11,019      11,771

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          5/1/00                   5/1/00                 12/30/02                  9/29/03
                                   ---------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                 9.49%                      8.95%            8.39%       7.30%       9.25%       4.06%
Five Years                                 n/a                        n/a              n/a         n/a         n/a         n/a
Ten Years                                  n/a                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized              7.83%                      7.32%           15.39%         n/a      12.37%       8.11%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Consumer Cyclicals.....................................................17.8%
Consumer Non-Cyclicals.................................................13.3%
Capital Goods..........................................................12.9%
Utilities...............................................................9.0%
Med Non-Cable...........................................................6.9%
Basic Industry..........................................................6.7%
Telecom Wireless........................................................6.5%
Energy..................................................................5.3%
Other..................................................................21.6%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(4) AS OF 12/31/04
--------------------------------------------------------------------------------

BA......................................................................9.3%
B......................................................................66.2%
CAA....................................................................21.0%
CA......................................................................2.4%
Unrated.................................................................1.1%
Average Credit Quality....................................................B3

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Rated by Standard & Poor.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS AN UNMANAGED INDEX OF FIXED-RATE CORPORATE BONDS RATED BELOW INVESTMENT GRADE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       11

--------------------------------------------------------------------------------
[Graphic]                INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o    THE FUND   The Accessor Intermediate Fixed-Income Fund seeks the generation of current income by investing in fixed-income securities and using a full range of sophisticated fixed-income management techniques.

o THE MONEY MANAGER & INVESTMENT STRATEGY Cypress Asset Management ("Cypress") is an investment management firm specializing in fixed-income products. It believes that over the long-term, corporate bonds outperform government bonds. Cypress seeks to capitalize on this belief by emphasizing corporate bonds, while still controlling their risks. Using a strict disciplined approach, Cypress aims to add value by overweighting undervalued sectors.

o 2004 OVERVIEW The Fund gained 3.88% in 2004, shy of the 4.21% return of the benchmark index, Lehman Brothers Government/Credit Index. The decline in interest rates in recent years has buoyed bond prices; but this decline started to reverse last year. During 2004, the Federal Reserve Board increased its benchmark federal funds rate five times, by a quarter-point in each instance, from 1.00% in January to 2.25% by year-end. This had almost no impact on longer term rates, which allowed the fund to generate positive returns.

o FIRST QUARTER 2004 The first quarter witnessed decreasing interest rates across the yield curve. With the Federal Reserve Board on hold, the yield curve also flattened (lower spread between the 3-month Treasury bill and the 30-year Treasury bond). The lackluster jobs reports early in the quarter provided the impetus for a market rally in which the 30-year Treasury bond yield dropped more than 0.20% in just over three days. The duration of the Fund was slightly shorter than that of its benchmark, which hurt as rates dropped. Although the portfolio strategy suffered from the yield curve's flattening, Cypress did benefit from rolling down the curve and increasing price return. The Fund's overweight position in both agency and credit markets also boosted the Fund's first quarter return, 3.01%, roughly equal to the benchmark's gain of 3.08%.

o SECOND QUARTER 2004 During the second quarter of 2004, the Fund returned -3.09%, a narrower loss than the -3.17% return registered by the Lehman Brothers Government/Credit Index. The rise in interest rates across the entire yield spectrum drove bond markets down, as investors braced themselves for a period of increases by the Federal Reserve Board in its federal funds rate. The market reaction to positive economic news was to begin a bear market yield curve-flattening trend, where short-term interest rates rose more than long-term interest rates. By the end of the quarter, the market was expecting the Federal Reserve to raise rates by another 1.50% over the next twelve months. The Fund`s slightly more conservative than benchmark strategy with regard to maturity, which dampened results early on, worked well in the second quarter.

o THIRD QUARTER 2004 The yield curve continued to flatten in the third quarter of 2004, and the Fund returned 3.34%, which was less than the 3.56% gain of its benchmark. Conflicting economic data marked the third quarter. Cypress retained its slightly below-benchmark duration in expectation of higher rates across the entire yield curve. It also positioned the Fund for a flatter yield curve. The fund essentially matched the benchmark this quarter before expenses.

o FOURTH QUARTER 2004 The yield curve flattened further in the fourth quarter, as the 3-month bill rate rose and the 30-year bond yield actually fell. The stability of long-term rates is a testament to the faith in the Federal Reserve Board's ability to fight inflation, and in the economy's ability to grow at a reasonable but not torrid pace. The Fund benefited from the rise in short-term rates and from the flattening of the yield curve. An overweight in corporate bonds also helped; however, within corporate bonds, the property and casualty and banking sectors both underperformed, and both were overweighted in the Fund. In particular, holdings in Marsh & McLennan and AON Capital were hurt by the investigation into bid rigging and fraud in the insurance markets. The Fund gained 0.70%, while the Lehman Brothers Government/Credit Index gained 0.81%.








ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
12                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000(1)
                       INTERMEDIATE FIXED-INCOME FUND VS.
               UNMANAGED LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
             INTERMEDIATE  GOVERNMENT/                    INTERMEDIATE  GOVERNMENT/                     INTERMEDIATE  GOVERNMENT/
             FIXED-INCOME    CREDIT                       FIXED-INCOME    CREDIT                        FIXED-INCOME    CREDIT
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     13,540       13,887           10/31/2001      16,826       17,938
 1/31/1995      10,164       10,192            6/30/1998     13,667       14,029           11/30/2001      16,549       17,644
 2/28/1995      10,377       10,428            7/31/1998     13,674       14,040           12/31/2001      16,385       17,504
 3/31/1995      10,453       10,498            8/31/1998     13,916       14,314            1/31/2002      16,565       17,632
 4/30/1995      10,582       10,644            9/30/1998     14,245       14,723            2/28/2002      16,780       17,782
 5/31/1995      11,016       11,090           10/31/1998     14,127       14,619            3/31/2002      16,408       17,421
 6/30/1995      11,093       11,179           11/30/1998     14,221       14,707            4/30/2002      16,790       17,759
 7/31/1995      11,043       11,135           12/31/1998     14,278       14,742            5/31/2002      16,993       17,922
 8/31/1995      11,184       11,278            1/31/1999     14,362       14,847            6/30/2002      17,269       18,075
 9/30/1995      11,304       11,393            2/28/1999     13,983       14,493            7/31/2002      17,524       18,292
10/31/1995      11,465       11,560            3/31/1999     14,036       14,566            8/31/2002      17,843       18,701
11/30/1995      11,644       11,751            4/30/1999     14,045       14,602            9/30/2002      18,152       19,104
12/31/1995      11,826       11,924            5/31/1999     13,861       14,452           10/31/2002      17,898       18,920
 1/31/1996      11,885       11,998            6/30/1999     13,771       14,407           11/30/2002      17,810       18,931
 2/29/1996      11,645       11,743            7/31/1999     13,743       14,367           12/31/2002      18,303       19,433
 3/31/1996      11,555       11,645            8/31/1999     13,738       14,355            1/31/2003      18,274       19,433
 4/30/1996      11,474       11,564            9/30/1999     13,891       14,484            2/28/2003      18,687       19,779
 5/31/1996      11,458       11,545           10/31/1999     13,893       14,522            3/31/2003      18,597       19,753
 6/30/1996      11,602       11,700           11/30/1999     13,886       14,513            4/30/2003      18,824       19,965
 7/31/1996      11,619       11,726           12/31/1999     13,766       14,425            5/31/2003      19,406       20,532
 8/31/1996      11,577       11,698            1/31/2000     13,711       14,420            6/30/2003      19,344       20,450
 9/30/1996      11,773       11,907            2/29/2000     13,794       14,601            7/31/2003      18,440       19,593
10/31/1996      12,024       12,184            3/31/2000     14,001       14,811            8/31/2003      18,627       19,722
11/30/1996      12,267       12,408            4/30/2000     13,911       14,738            9/30/2003      19,197       20,347
12/31/1996      12,128       12,270            5/31/2000     13,816       14,725           10/31/2003      18,947       20,089
 1/31/1997      12,128       12,285            6/30/2000     14,136       15,025           11/30/2003      19,000       20,143
 2/28/1997      12,151       12,311            7/31/2000     14,247       15,185           12/31/2003      19,209       20,342
 3/31/1997      12,005       12,164            8/31/2000     14,462       15,399            1/30/2004      19,405       20,528
 4/30/1997      12,177       12,342            9/30/2000     14,551       15,457            2/27/2004      19,634       20,778
 5/31/1997      12,268       12,457           10/31/2000     14,615       15,555            3/31/2004      19,787       20,969
 6/30/1997      12,419       12,606           11/30/2000     14,883       15,821            4/30/2004      19,201       20,325
 7/31/1997      12,795       12,992           12/31/2000     15,169       16,132            5/28/2004      19,079       20,222
 8/31/1997      12,648       12,847            1/31/2001     15,420       16,403            6/30/2004      19,174       20,305
 9/30/1997      12,839       13,048            2/28/2001     15,660       16,572            7/30/2004      19,444       20,520
10/31/1997      13,016       13,257            3/31/2001     15,741       16,649            8/31/2004      19,814       20,955
11/30/1997      13,031       13,327            4/30/2001     15,567       16,524            9/30/2004      19,814       21,028
12/31/1997      13,174       13,467            5/31/2001     15,632       16,620           10/29/2004      19,954       21,211
 1/31/1998      13,366       13,657            6/30/2001     15,720       16,699           11/30/2004      19,743       20,976
 2/28/1998      13,313       13,630            7/31/2001     16,117       17,115           12/31/2004      19,952       21,198
 3/31/1998      13,353       13,672            8/31/2001     16,345       17,334
 4/30/1998      13,388       13,740            9/30/2001     16,464       17,494

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
             INTERMEDIATE  GOVERNMENT/                    INTERMEDIATE  GOVERNMENT/                     INTERMEDIATE  GOVERNMENT/
             FIXED-INCOME    CREDIT                       FIXED-INCOME    CREDIT                        FIXED-INCOME    CREDIT
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     10,529       11,009           11/30/2002       12,746       13,484
 8/31/1998      10,175       10,195           10/31/2000     10,571       11,079           12/31/2002       13,093       13,841
 9/30/1998      10,410       10,487           11/30/2000     10,752       11,268            1/31/2003       13,065       13,841
10/31/1998      10,318       10,412           12/31/2000     10,962       11,490            2/28/2003       13,354       14,087
11/30/1998      10,383       10,475            1/31/2001     11,137       11,683            3/31/2003       13,284       14,069
12/31/1998      10,420       10,500            2/28/2001     11,307       11,803            4/30/2003       13,441       14,220
 1/31/1999      10,477       10,574            3/31/2001     11,360       11,858            5/31/2003       13,851       14,623
 2/28/1999      10,196       10,323            4/30/2001     11,229       11,769            6/30/2003       13,800       14,565
 3/31/1999      10,231       10,374            5/31/2001     11,272       11,837            7/31/2003       13,137       13,955
 4/30/1999      10,233       10,400            6/30/2001     11,330       11,894            8/31/2003       13,275       14,047
 5/31/1999      10,095       10,293            7/31/2001     11,612       12,190            9/30/2003       13,675       14,492
 6/30/1999      10,025       10,261            8/31/2001     11,771       12,346           10/31/2003       13,492       14,308
 7/31/1999      10,001       10,232            9/30/2001     11,852       12,460           11/30/2003       13,513       14,347
 8/31/1999       9,984       10,224           10/31/2001     12,107       12,776           12/31/2003       13,667       14,489
 9/30/1999      10,101       10,316           11/30/2001     11,901       12,567            1/30/2004       13,790       14,621
10/31/1999      10,099       10,343           12/31/2001     11,778       12,467            2/27/2004       13,949       14,799
11/30/1999      10,089       10,337            1/31/2002     11,903       12,558            3/31/2004       14,063       14,935
12/31/1999       9,998       10,274            2/28/2002     12,053       12,665            4/30/2004       13,641       14,477
 1/31/2000       9,953       10,271            3/31/2002     11,781       12,408            5/28/2004       13,538       14,403
 2/29/2000      10,009       10,399            4/30/2002     12,050       12,649            6/30/2004       13,612       14,462
 3/31/2000      10,155       10,549            5/31/2002     12,190       12,765            7/30/2004       13,797       14,615
 4/30/2000      10,086       10,497            6/30/2002     12,373       12,874            8/31/2004       14,054       14,925
 5/31/2000      10,013       10,488            7/31/2002     12,552       13,028            9/30/2004       14,048       14,977
 6/30/2000      10,241       10,702            8/31/2002     12,785       13,320           10/29/2004       14,131       15,107
 7/31/2000      10,317       10,815            9/30/2002     13,001       13,606           11/30/2004       13,987       14,940
 8/31/2000      10,469       10,968           10/31/2002     12,814       13,476           12/31/2004       14,128       15,098


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS
             INTERMEDIATE  GOVERNMENT/                    INTERMEDIATE  GOVERNMENT/
             FIXED-INCOME    CREDIT                       FIXED-INCOME    CREDIT
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     10,488       10,563
 1/31/2003       9,978       10,000            2/27/2004     10,604       10,692
 2/28/2003      10,195       10,178            3/31/2004     10,680       10,790
 3/31/2003      10,137       10,165            4/30/2004     10,355       10,459
 4/30/2003      10,252       10,274            5/28/2004     10,281       10,406
 5/31/2003      10,561       10,565            6/30/2004     10,325       10,448
 6/30/2003      10,518       10,523            7/30/2004     10,461       10,559
 7/31/2003      10,009       10,082            8/31/2004     10,651       10,783
 8/31/2003      10,110       10,149            9/30/2004     10,643       10,821
 9/30/2003      10,412       10,470           10/29/2004     10,701       10,915
10/31/2003      10,269       10,337           11/30/2004     10,589       10,794
11/30/2003      10,282       10,365           12/31/2004     10,692       10,908
12/31/2003      10,387       10,468


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                         LEHMAN BROTHERS
             INTERMEDIATE  GOVERNMENT/
             FIXED-INCOME    CREDIT
   DATE          FUND         INDEX
------------------------------------
 9/30/2003       9,525       10,000
10/31/2003       9,399        9,873
11/30/2003       9,416        9,900
12/31/2003       9,518        9,998
 1/30/2004       9,604       10,089
 2/27/2004       9,716       10,212
 3/31/2004       9,798       10,306
 4/30/2004       9,506        9,989
 5/28/2004       9,435        9,938
 6/30/2004       9,489        9,979
 7/30/2004       9,621       10,085
 8/31/2004       9,802       10,299
 9/30/2004       9,800       10,335
10/29/2004       9,860       10,425
11/30/2004       9,762       10,309
12/31/2004       9,863       10,418

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          6/15/92                  7/14/98                12/30/02                  9/29/03
                                  ---------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)      NAV        POP(3)
-------------------------------------------------------------------------------------------------------------------------------
One Year                                 3.88%                      3.37%            2.95%       1.92%       3.64%      -1.29%
Five Years                               7.70%                      7.16%              n/a         n/a         n/a         n/a
Ten Years                                7.15%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      5.50%            3.31%         n/a       3.40%      -0.53%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Agency (non-Mortgage Backed).............................................31.3%
Corporate Issues.........................................................26.6%
Treasury Bonds...........................................................25.5%
Mortgage Backed..........................................................12.2%
CMO ......................................................................0.1%
Other.....................................................................4.3%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(5) AS OF 12/31/04
--------------------------------------------------------------------------------

U.S. Government & Agencies...............................................60.0%
AAA.......................................................................4.8%
AA........................................................................4.0%
A........................................................................14.7%
BAA.......................................................................7.5%
BA........................................................................7.1%
B.........................................................................0.8%
Unrated...................................................................1.1%
Average Credit Quality.....................................................AA1

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Effective September 21, 1998, Cypress Asset Management manages the Intermediate Fixed-Income Fund (formerly managed by Smith Barney Capital Management from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(5) Rated by Standard & Poor.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      13

--------------------------------------------------------------------------------
[Graphics]            SHORT-INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o    THE FUND   The Accessor  Short-Intermediate  Fixed-Income  Fund  seeks  the generation of current income by investing in fixed-income securities and using a full range of sophisticated fixed-income management techniques.

o THE MONEY MANAGER & INVESTMENT STRATEGY Cypress Asset Management ("Cypress") is an investment management firm specializing in fixed-income products. It believes that over the long-term, corporate bonds outperform government bonds. Cypress seeks to capitalize on this belief by emphasizing corporate bonds, while still controlling their risks. Using a strict disciplined approach, Cypress aims to add value by overweighting undervalued sectors.

o 2004 OVERVIEW The Fund gained 2.16% in 2004, beating its benchmark index, the Lehman Brothers Government/Credit 1-5 Year Index, which reported a return of 1.86%. The decline in interest rates in recent years has boosted bond prices; but this decline started to reverse last year. During 2004, the Federal Reserve Board increased its benchmark federal funds rate five times, by a quarter-point in each instance, from 1.00% in January to 2.25% by year-end. In a period of rising rates, bond markets would not generate the strong returns of recent years, as the prices of fixed income securities move inversely with interest rates.

o FIRST QUARTER 2004 Lackluster employment data, coupled with other non-inflationary economic statistics throughout the first quarter of 2004, forced the Federal Reserve Board to leave the federal funds rate unchanged. Additionally, short-end rates dropped as bonds rallied, reducing the 5-year Treasury note yield by more than 0.45%. As a result, the Fund's slightly below-benchmark duration was mildly disadvantageous. On a more positive front, the Fund was over-weighted in agency and corporate issues, which outperformed. For first quarter, the Fund posted a return of 1.51%, as compared to 1.74% for the Lehman Brothers Government/Credit 1-5 Year Index.

o    SECOND QUARTER 2004    Faced with sharply higher interest rates, the Fund
fell 1.59%, outperforming its benchmark, which dropped 1.74%. The Fund's continued slightly below-benchmark duration contributed to its outperformance. Cypress decided to invest much of the Funds assets in the steepest area of the relative yield curve, which was the 3- to 4-year sector. The roll-down effect on the Fund was a positive 0.04% versus the benchmark index. Additionally, the Fund benefited from its heavy weighting in Agency bonds, which outperformed similar Treasury and corporate issues.

o THIRD QUARTER 2004 This quarter saw the yield curve flatten. These declining short-term yields helped the Fund achieve a return of 1.93%, ahead of the benchmark's 1.73% gain. Cypress' slightly shorter-than-benchmark duration did not work in the quarter, as it anticipated a rise in rates; but the slight barbell structure aided the Fund. Further, an overweight position in the corporate sector boosted performance. The Fund also benefited from several outperformers in the commercial mortgage-backed securities (CMBS) sector.

o FOURTH QUARTER 2004 The yield curve flattened further as the 3-month bill rate rose and the 30-year bond yield actually fell. The stability of long-term rates is a testament to the faith in the Federal Reserve Board's ability to fight inflation, and in the economy's ability to grow at a reasonable but not torrid pace. The Fund benefited from the rise in short-term rates and from the flattening of the yield curve. The fund outperformed the benchmark by returning 0.33% vs. the benchmark at 0.16%. An overweight in corporate issues also helped, as the improving economy and better corporate profits reduced spreads. The Fund was helped by an overweight in Agency bonds that outperformed during the quarter.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
14                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                               GROWTH OF $10,000(1)
                    SHORT-INTERMEDIATE FIXED-INCOME FUND VS.
         UNMANAGED LEHMAN BROTHERS GOVERNMENT/CORPORATE 1-5 YEAR INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                        LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
                SHORT-    GOVERNMENT/                        SHORT-    GOVERNMENT/                         SHORT-    GOVERNMENT/
             INTERMEDIATE  CORPORATE                      INTERMEDIATE  CORPORATE                       INTERMEDIATE  CORPORATE
             FIXED-INCOME   1-5 YEAR                      FIXED-INCOME   1-5 YEAR                       FIXED-INCOME   1-5 YEAR
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     12,558       12,994           10/31/2001      15,538       16,663
 1/31/1995      10,145       10,153            6/30/1998     12,612       13,067           11/30/2001      15,290       16,562
 2/28/1995      10,305       10,329            7/31/1998     12,668       13,122           12/31/2001      15,253       16,525
 3/31/1995      10,358       10,388            8/31/1998     12,836       13,306            1/31/2002      15,302       16,586
 4/30/1995      10,453       10,497            9/30/1998     13,047       13,554            2/28/2002      15,364       16,687
 5/31/1995      10,674       10,740           10/31/1998     13,072       13,592            3/31/2002      15,209       16,519
 6/30/1995      10,721       10,803           11/30/1998     13,064       13,582            4/30/2002      15,427       16,752
 7/31/1995      10,737       10,829           12/31/1998     13,123       13,628            5/31/2002      15,552       16,884
 8/31/1995      10,810       10,906            1/31/1999     13,187       13,696            6/30/2002      15,704       17,029
 9/30/1995      10,863       10,968            2/28/1999     13,067       13,579            7/31/2002      15,864       17,234
10/31/1995      10,954       11,074            3/31/1999     13,148       13,681            8/31/2002      15,977       17,389
11/30/1995      11,053       11,191            4/30/1999     13,177       13,726            9/30/2002      16,057       17,617
12/31/1995      11,143       11,289            5/31/1999     13,104       13,672           10/31/2002      16,063       17,613
 1/31/1996      11,233       11,392            6/30/1999     13,109       13,710           11/30/2002      16,031       17,590
 2/29/1996      11,157       11,315            7/31/1999     13,115       13,724           12/31/2002      16,270       17,868
 3/31/1996      11,110       11,280            8/31/1999     13,151       13,754            1/31/2003      16,262       17,879
 4/30/1996      11,090       11,271            9/30/1999     13,264       13,864            2/28/2003      16,405       18,043
 5/31/1996      11,091       11,279           10/31/1999     13,269       13,901            3/31/2003      16,410       18,076
 6/30/1996      11,182       11,378           11/30/1999     13,304       13,925            4/30/2003      16,476       18,163
 7/31/1996      11,210       11,419           12/31/1999     13,285       13,914            5/31/2003      16,667       18,370
 8/31/1996      11,229       11,447            1/31/2000     13,237       13,886            6/30/2003      16,690       18,390
 9/30/1996      11,351       11,575            2/29/2000     13,209       13,991            7/31/2003      16,323       18,132
10/31/1996      11,494       11,737            3/31/2000     13,305       14,095            8/31/2003      16,365       18,141
11/30/1996      11,595       11,849            4/30/2000     13,355       14,098            9/30/2003      16,637       18,446
12/31/1996      11,549       11,818            5/31/2000     13,377       14,140           10/31/2003      16,530       18,326
 1/31/1997      11,608       11,873            6/30/2000     13,574       14,335           11/30/2003      16,532       18,328
 2/28/1997      11,615       11,897            7/31/2000     13,652       14,437           12/31/2003      16,625       18,467
 3/31/1997      11,570       11,858            8/31/2000     13,779       14,574            1/30/2004      16,680       18,541
 4/30/1997      11,677       11,973            9/30/2000     13,929       14,710            2/27/2004      16,786       18,686
 5/31/1997      11,744       12,061           10/31/2000     13,976       14,773            3/31/2004      16,875       18,789
 6/30/1997      11,833       12,156           11/30/2000     14,118       14,934            4/30/2004      16,644       18,484
 7/31/1997      11,991       12,336           12/31/2000     14,286       15,155            5/28/2004      16,578       18,438
 8/31/1997      11,954       12,319            1/31/2001     14,508       15,385            6/30/2004      16,607       18,462
 9/30/1997      12,068       12,433            2/28/2001     14,672       15,511            7/30/2004      16,704       18,567
10/31/1997      12,182       12,545            3/31/2001     14,743       15,639            8/31/2004      16,891       18,781
11/30/1997      12,184       12,569            4/30/2001     14,678       15,657            9/30/2004      16,926       18,781
12/31/1997      12,279       12,661            5/31/2001     14,759       15,749           10/29/2004      17,018       18,869
 1/31/1998      12,411       12,808            6/30/2001     14,824       15,809           11/30/2004      16,922       18,737
 2/28/1998      12,395       12,808            7/31/2001     15,061       16,065           12/31/2004      16,982       18,810
 3/31/1998      12,429       12,853            8/31/2001     15,201       16,195
 4/30/1998      12,482       12,916            9/30/2001     15,439       16,461

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                        LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
                SHORT-    GOVERNMENT/                        SHORT-    GOVERNMENT/                         SHORT-    GOVERNMENT/
             INTERMEDIATE  CORPORATE                      INTERMEDIATE  CORPORATE                       INTERMEDIATE  CORPORATE
             FIXED-INCOME   1-5 YEAR                      FIXED-INCOME   1-5 YEAR                       FIXED-INCOME   1-5 YEAR
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     10,877       11,210           11/30/2002       12,384       13,405
 8/31/1998      10,130       10,140           10/31/2000     10,910       11,258           12/31/2002       12,562       13,617
 9/30/1998      10,293       10,330           11/30/2000     11,006       11,381            1/31/2003       12,554       13,625
10/31/1998      10,306       10,359           12/31/2000     11,141       11,549            2/28/2003       12,659       13,750
11/30/1998      10,296       10,350            1/31/2001     11,301       11,725            3/31/2003       12,658       13,775
12/31/1998      10,338       10,385            2/28/2001     11,434       11,821            4/30/2003       12,702       13,841
 1/31/1999      10,377       10,437            3/31/2001     11,484       11,918            5/31/2003       12,844       13,999
 2/28/1999      10,286       10,349            4/30/2001     11,429       11,932            6/30/2003       12,857       14,014
 3/31/1999      10,345       10,426            5/31/2001     11,478       12,002            7/31/2003       12,569       13,818
 4/30/1999      10,364       10,461            6/30/2001     11,532       12,048            8/31/2003       12,598       13,825
 5/31/1999      10,301       10,419            7/31/2001     11,712       12,243            9/30/2003       12,803       14,057
 6/30/1999      10,300       10,448            8/31/2001     11,815       12,342           10/31/2003       12,718       13,966
 7/31/1999      10,301       10,458            9/30/2001     11,997       12,544           11/30/2003       12,715       13,967
 8/31/1999      10,325       10,481           10/31/2001     12,069       12,699           12/31/2003       12,781       14,074
 9/30/1999      10,409       10,565           11/30/2001     11,870       12,621            1/30/2004       12,820       14,130
10/31/1999      10,410       10,594           12/31/2001     11,827       12,593            2/27/2004       12,896       14,240
11/30/1999      10,432       10,612            1/31/2002     11,870       12,640            3/31/2004       12,960       14,318
12/31/1999      10,411       10,603            2/28/2002     11,914       12,717            4/30/2004       12,777       14,087
 1/31/2000      10,369       10,582            3/31/2002     11,789       12,589            5/28/2004       12,722       14,051
 2/29/2000      10,345       10,663            4/30/2002     11,953       12,766            6/30/2004       12,740       14,070
 3/31/2000      10,416       10,741            5/31/2002     12,045       12,867            7/30/2004       12,798       14,150
 4/30/2000      10,451       10,744            6/30/2002     12,158       12,978            8/31/2004       12,948       14,312
 5/31/2000      10,464       10,776            7/31/2002     12,276       13,133            9/30/2004       12,960       14,312
 6/30/2000      10,613       10,925            8/31/2002     12,357       13,252           10/29/2004       13,025       14,380
 7/31/2000      10,669       11,002            9/30/2002     12,415       13,425           11/30/2004       12,948       14,279
 8/31/2000      10,764       11,107           10/31/2002     12,414       13,423           12/31/2004       12,998       14,335


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                        LEHMAN BROTHERS                              LEHMAN BROTHERS
                SHORT-    GOVERNMENT/                        SHORT-    GOVERNMENT/
             INTERMEDIATE  CORPORATE                      INTERMEDIATE  CORPORATE
             FIXED-INCOME   1-5 YEAR                      FIXED-INCOME   1-5 YEAR
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     10,147       10,377
 1/31/2003       9,991       10,006            2/27/2004     10,204       10,458
 2/28/2003      10,071       10,098            3/31/2004     10,250       10,515
 3/31/2003      10,067       10,116            4/30/2004     10,101       10,345
 4/30/2003      10,098       10,165            5/28/2004     10,062       10,319
 5/31/2003      10,207       10,281            6/30/2004     10,072       10,332
 6/30/2003      10,214       10,292            7/30/2004     10,114       10,391
 7/31/2003       9,980       10,148            8/31/2004     10,220       10,511
 8/31/2003       9,998       10,153            9/30/2004     10,233       10,511
 9/30/2003      10,156       10,324           10/29/2004     10,280       10,560
10/31/2003      10,084       10,256           11/30/2004     10,216       10,486
11/30/2003      10,070       10,257           12/31/2004     10,242       10,527
12/31/2003      10,118       10,335


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                        LEHMAN BROTHERS
                SHORT-    GOVERNMENT/
             INTERMEDIATE  CORPORATE
             FIXED-INCOME   1-5 YEAR
   DATE          FUND         INDEX
------------------------------------
 9/30/2003       9,525       10,000
10/31/2003       9,462        9,935
11/30/2003       9,454        9,936
12/31/2003       9,505       10,012
 1/30/2004       9,534       10,052
 2/27/2004       9,592       10,130
 3/31/2004       9,641       10,186
 4/30/2004       9,507       10,021
 5/28/2004       9,467        9,996
 6/30/2004       9,482       10,009
 7/30/2004       9,528       10,066
 8/31/2004       9,641       10,181
 9/30/2004       9,645       10,181
10/29/2004       9,695       10,229
11/30/2004       9,648       10,158
12/31/2004       9,680       10,197


--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          5/18/92                  7/14/98                12/30/02                  9/29/03
                                 -----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                 2.16%                      1.71%            1.21%       0.20%       1.86%      -2.98%
Five Years                               5.03%                      4.54%              n/a         n/a         n/a         n/a
Ten Years                                5.43%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      4.16%            1.15%         n/a       1.56%      -2.29%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Agency (non-Mortgage Backed)...........................................36.9%
Corporate Issues.......................................................30.9%
Mortgage Backed........................................................17.6%
Treasury Notes..........................................................3.0%
CMO.....................................................................2.4%
Asset Backed............................................................2.2%
Other...................................................................7.0%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(5) AS OF 12/31/04
--------------------------------------------------------------------------------

U.S. Government & Agencies.............................................41.9%
AAA....................................................................12.5%
AA......................................................................9.5%
A......................................................................18.6%
BAA....................................................................12.9%
BA......................................................................2.8%
Unrated.................................................................1.7%
Average Credit Quality...................................................AA2

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Effective September 21, 1998, Cypress Asset Management manages the Short-Intermediate Fixed-Income Fund (formerly managed by Bankers Trust Company from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(5) Rated by Standard & Poor.



--------------------------------------------------------------------------------
THE LEHMAN BROTHERS GOVERNMENT/CREDIT 1-5 YEAR INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER, ALL WITH MATURITIES OF ONE TO FIVE YEARS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX, DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      15

--------------------------------------------------------------------------------
[Graphic]                   MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

o    THE FUND   The Accessor Mortgage Securities  Fund is a specialty  fund that
seeks  a  high  level  of  current  income  by  investing  in   mortgage-related
securities.

o THE MONEY MANAGER & INVESTMENT STRATEGY Since BlackRock Financial Management's ("BlackRock") inception in 1988, it has been recognized as a leader in the fixed-income mortgage-backed securities market. BlackRock is renowned for its analytical capability and focus in this specialized fixed-income sector using four key principals (interest rate risk, yield curve risk, cash flow risk, and liquidity risk). BlackRock implements this strategy by selecting sectors and securities that offer the greatest relative value within the investment guidelines. As this challenging asset class continues to evolve, BlackRock maintains its expertise.

o 2004 OVERVIEW The Fund gained 3.87% in 2004, below the 4.70% return of its benchmark index, the Lehman Brothers Mortgage-Backed Securities Index (Lehman MBS Index). The mortgage-backed marketplace was exposed to fluctuating duration levels as consumers took advantage of late-stage opportunities to refinance their home loans. Additionally, Fannie Mae's accounting scandal, announced in the third quarter, created new uncertainty in the market. In general, the decline in interest rates in recent years has boosted bond prices; but this decline started to reverse in 2004. The Federal Reserve Board increased its benchmark federal funds rate five times, by a quarter-point in each instance, from 1.00% in January to 2.25% by year-end. During a period of rising rates, bond markets would not generate the strong returns of recent years, as the prices of fixed income securities move inversely with interest rates.

o FIRST QUARTER 2004 As the credit markets fluctuated, homeowners took advantage of what might have been the last chance of rock-bottom refinancing opportunities. Given still strong prepayments, duration on mortgage-backed securities stayed relatively short. The Fund returned 1.80%, which was 0.12% less than that of its target benchmark, the Lehman MBS Index. Anticipating rising rates, BlackRock maintained a defensive position relative to the benchmark, which was not rewarded in light of the yield maximization strategies that have continued to dominate market performance

o SECOND QUARTER 2004 Like other rate-sensitive asset classes, mortgage-backed securities fell as rates rose. The Fund finished the quarter with a return of -1.39%, which slightly lagged the -1.13% drop in the benchmark Lehman MBS Index. The primary cause of the Fund's underperformance was its below-benchmark weighting of plain vanilla mortgage securities, which outperformed commercial MBS and asset-backed securities. Rates rose sharply during the first two months of the quarter, and June witnessed an increase of mortgage-backed prices. In fact, the mortgage sector posted 0.56% of excess return versus duration-adjusted Treasuries in June, its best monthly performance since September, 1999.

o THIRD QUARTER 2004 Long-term treasury yields declined throughout third quarter, bringing mortgage rates down and attracting consumers to yet another wave of refinancing activity; mortgage securities investors again suffered from prepayment risk. Thus, the mortgage sector underperformed comparable corporate and government bonds--which benefited from declining yields without prepayments. Additionally, investors faced the news that Fannie Mae, the world's largest originator of mortgages, may have purposely smoothed earnings with questionable accounting procedures. The Office of Federal Housing Enterprise Oversight (OFHEO), released a stinging rebuke of Fannie Mae's practices during third quarter, leading to a widening of spreads for agency bonds relative to treasuries. The negative implications of OFHEO's report on Fannie Mae did not significantly affect the Fund performance as the Fund gained 2.41% versus the benchmark gain of 2.61%.

o FOURTH QUARTER 2004 The Fund gained 1.04% in 2004's final quarter, as compared to 1.26% for its benchmark. The yield curve flattened further, as the 3-month Treasury bill rate rose and the 30-year bond yield actually fell. The stability of long-term rates is a testament to the faith in the Federal Reserve Board's ability to fight inflation, and in the economy's ability to grow at a reasonable but not torrid pace. Mortgages continued to fare well in this environment, and they outperformed Treasuries and corporate bonds as spreads tightened. Fifteen-year mortgages kept pace with their 30-year counterparts, despite lower volatility. The asset-backed sector had the second best year in its 13-year history, benefiting from improved collateral performance and tightening spreads. The Fund is positioned defensively in the sector, as BlackRock anticipates it may be hard for this sector to sustain such results.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
16                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                          MORTGAGE SECURITIES FUND VS.
           UNMANAGED LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
                            MORTGAGE-                                    MORTGAGE-                                     MORTGAGE-
               MORTGAGE      BACKED                         MORTGAGE      BACKED                          MORTGAGE      BACKED
              SECURITIES   SECURITIES                      SECURITIES   SECURITIES                       SECURITIES   SECURITIES
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     13,718       13,861           10/31/2001      17,443       17,889
 1/31/1995      10,207       10,214            6/30/1998     13,780       13,927           11/30/2001      17,283       17,725
 2/28/1995      10,452       10,474            7/31/1998     13,845       13,998           12/31/2001      17,183       17,657
 3/31/1995      10,510       10,524            8/31/1998     13,963       14,126            1/31/2002      17,365       17,822
 4/30/1995      10,640       10,673            9/30/1998     14,039       14,296            2/28/2002      17,559       18,025
 5/31/1995      10,969       11,009           10/31/1998     14,028       14,278            3/31/2002      17,331       17,834
 6/30/1995      11,040       11,072           11/30/1998     14,129       14,349            4/30/2002      17,667       18,171
 7/31/1995      11,038       11,091           12/31/1998     14,197       14,411            5/31/2002      17,780       18,303
 8/31/1995      11,138       11,206            1/31/1999     14,284       14,513            6/30/2002      17,887       18,454
 9/30/1995      11,229       11,305            2/28/1999     14,225       14,455            7/31/2002      18,034       18,664
10/31/1995      11,321       11,405            3/31/1999     14,347       14,552            8/31/2002      18,192       18,811
11/30/1995      11,472       11,535            4/30/1999     14,373       14,619            9/30/2002      18,307       18,945
12/31/1995      11,602       11,680            5/31/1999     14,262       14,537           10/31/2002      18,360       19,017
 1/31/1996      11,666       11,767            6/30/1999     14,211       14,486           11/30/2002      18,364       19,004
 2/29/1996      11,555       11,670            7/31/1999     14,117       14,388           12/31/2002      18,538       19,201
 3/31/1996      11,503       11,628            8/31/1999     14,131       14,388            1/31/2003      18,587       19,247
 4/30/1996      11,469       11,595            9/30/1999     14,370       14,621            2/28/2003      18,691       19,376
 5/31/1996      11,443       11,561           10/31/1999     14,425       14,706            3/31/2003      18,702       19,378
 6/30/1996      11,583       11,721           11/30/1999     14,431       14,713            4/30/2003      18,762       19,460
 7/31/1996      11,616       11,764           12/31/1999     14,364       14,678            5/31/2003      18,775       19,475
 8/31/1996      11,609       11,764            1/31/2000     14,267       14,550            6/30/2003      18,809       19,506
 9/30/1996      11,809       11,961            2/29/2000     14,424       14,719            7/31/2003      18,385       19,142
10/31/1996      12,027       12,195            3/31/2000     14,576       14,879            8/31/2003      18,564       19,277
11/30/1996      12,244       12,370            4/30/2000     14,588       14,890            9/30/2003      18,846       19,605
12/31/1996      12,179       12,305            5/31/2000     14,579       14,897           10/31/2003      18,772       19,537
 1/31/1997      12,247       12,396            6/30/2000     14,893       15,216           11/30/2003      18,795       19,578
 2/28/1997      12,292       12,437            7/31/2000     14,988       15,313           12/31/2003      18,972       19,787
 3/31/1997      12,151       12,320            8/31/2000     15,201       15,546            1/30/2004      19,121       19,912
 4/30/1997      12,372       12,516            9/30/2000     15,368       15,708            2/27/2004      19,240       20,079
 5/31/1997      12,505       12,639           10/31/2000     15,460       15,821            3/31/2004      19,311       20,167
 6/30/1997      12,646       12,787           11/30/2000     15,703       16,058            4/30/2004      18,973       19,808
 7/31/1997      12,863       13,027           12/31/2000     15,957       16,317            5/28/2004      18,903       19,765
 8/31/1997      12,838       12,996            1/31/2001     16,189       16,571            6/30/2004      19,041       19,939
 9/30/1997      13,012       13,161            2/28/2001     16,292       16,666            7/30/2004      19,209       20,118
10/31/1997      13,171       13,307            3/31/2001     16,385       16,762            8/31/2004      19,483       20,428
11/30/1997      13,200       13,351            4/30/2001     16,385       16,786            9/30/2004      19,501       20,459
12/31/1997      13,340       13,472            5/31/2001     16,472       16,897           10/29/2004      19,645       20,624
 1/31/1998      13,505       13,606            6/30/2001     16,507       16,932           11/30/2004      19,584       20,573
 2/28/1998      13,493       13,634            7/31/2001     16,806       17,233           12/31/2004      19,704       20,717
 3/31/1998      13,542       13,692            8/31/2001     16,960       17,385
 4/30/1998      13,624       13,770            9/30/2001     17,208       17,646

INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS                               LEHMAN BROTHERS
                            MORTGAGE-                                    MORTGAGE-                                     MORTGAGE-
               MORTGAGE      BACKED                         MORTGAGE      BACKED                          MORTGAGE      BACKED
              SECURITIES   SECURITIES                      SECURITIES   SECURITIES                       SECURITIES   SECURITIES
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     10,987       11,221           11/30/2002       12,994       13,576
 8/31/1998      10,082       10,091           10/31/2000     11,048       11,302           12/31/2002       13,133       13,717
 9/30/1998      10,133       10,213           11/30/2000     11,209       11,472            1/31/2003       13,155       13,750
10/31/1998      10,121       10,200           12/31/2000     11,395       11,656            2/28/2003       13,221       13,842
11/30/1998      10,190       10,251            1/31/2001     11,554       11,838            3/31/2003       13,214       13,843
12/31/1998      10,235       10,295            2/28/2001     11,623       11,906            4/30/2003       13,261       13,902
 1/31/1999      10,293       10,368            3/31/2001     11,684       11,975            5/31/2003       13,265       13,913
 2/28/1999      10,248       10,327            4/30/2001     11,679       11,991            6/30/2003       13,283       13,935
 3/31/1999      10,332       10,396            5/31/2001     11,736       12,071            7/31/2003       12,979       13,674
 4/30/1999      10,346       10,444            6/30/2001     11,756       12,096            8/31/2003       13,101       13,771
 5/31/1999      10,264       10,385            7/31/2001     11,965       12,311            9/30/2003       13,296       14,006
 6/30/1999      10,222       10,349            8/31/2001     12,070       12,420           10/31/2003       13,230       13,957
 7/31/1999      10,149       10,278            9/30/2001     12,232       12,606           11/30/2003       13,252       13,986
 8/31/1999      10,155       10,278           10/31/2001     12,394       12,780           12/31/2003       13,371       14,135
 9/30/1999      10,322       10,445           11/30/2001     12,284       12,662            1/30/2004       13,472       14,225
10/31/1999      10,357       10,505           12/31/2001     12,208       12,614            2/27/2004       13,551       14,344
11/30/1999      10,357       10,511            1/31/2002     12,332       12,731            3/31/2004       13,597       14,407
12/31/1999      10,304       10,485            2/28/2002     12,465       12,877            4/30/2004       13,344       14,151
 1/31/2000      10,230       10,394            3/31/2002     12,298       12,740            5/28/2004       13,302       14,120
 2/29/2000      10,338       10,515            4/30/2002     12,532       12,981            6/30/2004       13,393       14,244
 3/31/2000      10,444       10,629            5/31/2002     12,607       13,076            7/30/2004       13,506       14,372
 4/30/2000      10,439       10,637            6/30/2002     12,678       13,183            8/31/2004       13,695       14,593
 5/31/2000      10,435       10,642            7/31/2002     12,777       13,333            9/30/2004       13,702       14,615
 6/30/2000      10,659       10,870            8/31/2002     12,883       13,438           10/29/2004       13,798       14,734
 7/31/2000      10,723       10,939            9/30/2002     12,959       13,534           11/30/2004       13,751       14,697
 8/31/2000      10,872       11,106           10/31/2002     12,995       13,585           12/31/2004       13,829       14,800


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                         LEHMAN BROTHERS                              LEHMAN BROTHERS
                            MORTGAGE-                                    MORTGAGE-
               MORTGAGE      BACKED                         MORTGAGE      BACKED
              SECURITIES   SECURITIES                      SECURITIES   SECURITIES
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     10,199       10,370
 1/31/2003      10,015       10,024            2/27/2004     10,255       10,457
 2/28/2003      10,064       10,091            3/31/2004     10,286       10,503
 3/31/2003      10,055       10,092            4/30/2004     10,090       10,316
 4/30/2003      10,087       10,135            5/28/2004     10,054       10,293
 5/31/2003      10,085       10,143            6/30/2004     10,118       10,384
 6/30/2003      10,090       10,159            7/30/2004     10,198       10,478
 7/31/2003       9,863        9,969            8/31/2004     10,336       10,639
 8/31/2003       9,944       10,040            9/30/2004     10,337       10,655
 9/30/2003      10,095       10,210           10/29/2004     10,405       10,741
10/31/2003      10,041       10,175           11/30/2004     10,366       10,714
11/30/2003      10,046       10,196           12/31/2004     10,420       10,789
12/31/2003      10,131       10,305


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                         LEHMAN BROTHERS
                            MORTGAGE-
               MORTGAGE      BACKED
              SECURITIES   SECURITIES
   DATE          FUND         INDEX
------------------------------------
 9/30/2003       9,525       10,000
10/31/2003       9,478        9,965
11/30/2003       9,495        9,986
12/31/2003       9,575       10,093
 1/30/2004       9,649       10,156
 2/27/2004       9,699       10,242
 3/31/2004       9,742       10,287
 4/30/2004       9,562       10,104
 5/28/2004       9,533       10,081
 6/30/2004       9,601       10,170
 7/30/2004       9,683       10,262
 8/31/2004       9,821       10,420
 9/30/2004       9,827       10,435
10/29/2004       9,898       10,520
11/30/2004       9,866       10,494
12/31/2004       9,924       10,567

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          5/18/92                  7/8/98                 12/30/02                  9/29/03
                                ------------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                 3.87%                      3.40%            2.85%       1.82%       3.63%      -1.30%
Five Years                               6.54%                      6.05%              n/a         n/a         n/a         n/a
Ten Years                                7.02%                        n/a              n/a         n/a         n/a         n/a
Since Inception, Annualized                n/a                      5.15%            2.03%         n/a       3.43%      -0.50%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Mortgage-Backed Agency....................................................86.5%
CMO........................................................................8.1%
Mortgagte Backed-Private...................................................0.5%
Other......................................................................4.9%

--------------------------------------------------------------------------------
                         CREDIT QUALITY(4) AS OF 12/31/04
--------------------------------------------------------------------------------

U.S. Government & Agency..................................................93.4%
AAA........................................................................6.6%
Average Credit Quality.............................................Govt. Equiv.

--------------------------------------------------------------------------------

(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Rated by Standard & Poor.

--------------------------------------------------------------------------------
   THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX IS AN UNMANAGED INDEX OF FIXED-RATE SECURITIES BACKED BY MORTGAGE POOLS OF THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, FEDERAL HOME LOAN MORTGAGE CORPORATION AND FEDERAL NATIONAL MORTGAGE ASSOCIATION. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      17

--------------------------------------------------------------------------------
[Graphic]             LIMITED DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

o THE FUND The Accessor Limited Duration U.S. Government Fund ("Fund") seeks a high level of current income that is consistent with the preservation of capital. The Fund is intended to be eligible for investment by savings associations, credit unions, and banks.

o THE MONEY MANAGER & INVESTMENT STRATEGY Pennant Management, Inc. ("Pennant"), the Fund's Money Manager, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon its analysis of financial market conditions and the outlook for the U.S. economy. Pennant believes that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, Pennant attempts to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market.

o 2004 OVERVIEW During 2004, the U.S. economic recovery continued. Inflation increased at a manageable pace. Job growth was subdued compared to previous economic recoveries. To preempt the prospects for potential inflation and to reduce a perceived accommodative monetary policy, the Federal Reserve Bank in late June, 2004 began to tighten monetary policy through a course of five "measured" pace Federal Reserve Board federal funds rate increases. The result of these actions flattened the Treasury yield curve as shorter-term rates increased in step with the new Federal Reserve Bank policy. Longer-term rates remained uncharacteristically stable as inflation expectations decreased due to the change in Federal Reserve Bank policy.

The Fund commenced operations in July 2004. During the first months of the Fund, the advisor maintained a greater than normal level of liquidity to take advantage of the rising rate environment and to appropriately allocate assets into a flexible portfolio composition. By year-end, the portfolio was managed to a one-year duration target. During this initial allocation process, the Fund's interest rate sensitivity remained below that of the benchmark. As intended, the Fund's portfolio yield grew with the rising rate environment. The fund had a return of 0.14% for its one complete quarter of operations, which the benchmark returned 0.06% for the same period.

Only assets that necessitate 20% or less of risk-based capital were purchased for the Fund. At year-end, 82% of the Fund's composition consisted of a government agency short-term laddered portfolio. The remaining portfolio allocation consisted of floating rate, U.S. government issued full faith and credit guaranteed securities. The advisor would like to increase the allocation of floating rate securities to 40% over the course of 2005 while maintaining the core limited duration target. An inadequate supply of specific floating rate, U.S. government issued full faith and credit guaranteed securities may limit this percentage goal (which was the case during 2004).






















--------------------------------------------------------------------------------
18                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graph compares a $10,000 investment made in the Fund. The graph and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                    LIMITED DURATION U.S. GOVERNMENT FUND VS.
              UNMANAGED LEHMAN BROTHERS 1-3 GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND SHARES
7/31/04 through 12/31/04

------------------------------------
                         LEHMAN BROTHERS
                LIMITED        1-3
               DURATION     GOVERNMENT
           U.S. GOVERNMENT     BOND
   DATE          FUND         INDEX
------------------------------------
 7/31/2004      10,000       10,000
 8/31/2004      10,012       10,073
 9/30/2004      10,017       10,065
10/29/2004      10,031       10,099
11/30/2004      10,022       10,050
12/31/2004      10,031       10,071

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

INCEPTION DATE                           7/6/04
--------------------------------------------------------------------------------
One Year                                   n/a
Since Inception                          0.44%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Agency (non-mortgage backed)..........................................81.8%
Agency................................................................18.0%
Other..................................................................0.2%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(2) AS OF 12/31/04
--------------------------------------------------------------------------------

U.S. Government & Agency..............................................99.8%
Unrated................................................................0.2%
Average Credit Quality..................................................AAA

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Rated by Standard & Poor.















--------------------------------------------------------------------------------
THE LEHMAN BROTHERS 1-3 GOVERNMENT BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF U.S. TREASURY AND AGENCY BONDS WITH MATURITIES BETWEEN ONE AND THREE YEARS.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      19

--------------------------------------------------------------------------------
[Graphic]                  U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

o THE FUND The Accessor U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity, investing primarily in short-term obligations issued by or guaranteed by the U.S. Government, its agencies or instrumentalities.

o THE MONEY MANAGER & INVESTMENT STRATEGY By utilizing a quantitative process, Accessor Capital attempts to maximize the yield to the investor, through investing primarily in securities issued by or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund is structured to maintain an even, steady, "laddered" maturity structure, which helps reduce volatility associated with short-term interest rates. The Fund has a weighted-average maturity of less than 90 days, while maintaining liquidity and maximizing current yield.

o 2004 OVERVIEW The Fund gained 0.93% in 2004. Rates remained near record low levels for much of the year, despite five quarter-point hikes by the Federal Reserve Board last year. The Federal Reserve Board increased its benchmark federal funds rate from 1.00% to 2.25% during 2004 and is widely expected to increase further in 2005. Because the Fund maintains a weighted average maturity of less than 90 days, the Fund experienced no fluctuation in price, and maintained a dollar per share NAV.

o FIRST QUARTER 2004 The Federal Reserve Board left federal funds rate unchanged at 1.00% for the first quarter. In addition, short-end rates remained depressed on uninspiring employment and inflationary data. As a result of these continually low short-term interest rates, the Fund returned 0.16%.

o    SECOND QUARTER 2004    The long-awaited rise in the federal funds rate
finally arrived near the end of the second quarter, providing a boost to money-market yields that had been at 40-plus year lows for quite some time. Because the Federal Reserve Board implemented its hike from 1.00% to 1.25% near the very end of the quarter, the Fund did not benefit much, rising 0.16%.

o THIRD QUARTER 2004 After finally beginning their campaign to raise short-term rates at the end of June, the Federal Reserve Board engaged in two additional tightening measures during third quarter (at meetings in August and September), bringing the closely-tracked federal funds rate to 1.75%. As the Accessor U.S. Government Money Fund closely follows these short-term rates, the Fund returned 0.25% for the third quarter, and saw its 7-day effective yield climb to 1.23% by quarter-end (up from 0.75% at the end of the second quarter).

o FOURTH QUARTER 2004 The Federal Reserve Board continued its campaign to raise federal funds rates at a "measured pace", with two quarter-point hikes during fourth quarter--including a very unusual end of year raise. The federal funds rate ended the year at 2.25%. The Federal Reserve Board is widely expected to raise rates at least three times in 2005, as reflected in trading levels of federal funds futures. Since the Fund follows these rates closely, the Fund returned 0.36% for the quarter, up from 0.25% from the third quarter. The 7-day effective yield climbed from 1.23% to 1.64% during the quarter.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
20                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                         U.S. GOVERNMENT MONEY FUND VS.
              UNMANAGED SALOMON BROTHERS U.S. 3-MONTH T-BILL INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/94 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                 U.S.   SALOMON BROTHERS                      U.S.   SALOMON BROTHERS                       U.S.   SALOMON BROTHERS
              GOVERNMENT  U.S. 3-MONTH                     GOVERNMENT  U.S. 3-MONTH                      GOVERNMENT  U.S. 3-MONTH
                MONEY        T-BILL                          MONEY        T-BILL                           MONEY        T-BILL
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
12/31/1994      10,000       10,000            5/31/1998     11,837       11,935           10/31/2001      13,986       14,067
 1/31/1995      10,043       10,042            6/30/1998     11,884       11,983           11/30/2001      14,012       14,091
 2/28/1995      10,083       10,082            7/31/1998     11,934       12,031           12/31/2001      14,031       14,112
 3/31/1995      10,130       10,128            8/31/1998     11,984       12,083            1/31/2002      14,051       14,131
 4/30/1995      10,175       10,173            9/30/1998     12,034       12,139            2/28/2002      14,068       14,150
 5/31/1995      10,223       10,228           10/31/1998     12,085       12,178            3/31/2002      14,086       14,169
 6/30/1995      10,269       10,276           11/30/1998     12,131       12,215            4/30/2002      14,104       14,190
 7/31/1995      10,315       10,322           12/31/1998     12,179       12,261            5/31/2002      14,125       14,211
 8/31/1995      10,361       10,370            1/31/1999     12,225       12,304            6/30/2002      14,142       14,229
 9/30/1995      10,404       10,415            2/28/1999     12,266       12,348            7/31/2002      14,161       14,251
10/31/1995      10,448       10,464            3/31/1999     12,312       12,401            8/31/2002      14,179       14,271
11/30/1995      10,491       10,508            4/30/1999     12,359       12,447            9/30/2002      14,193       14,292
12/31/1995      10,534       10,560            5/31/1999     12,402       12,489           10/31/2002      14,209       14,311
 1/31/1996      10,576       10,605            6/30/1999     12,446       12,538           11/30/2002      14,223       14,328
 2/29/1996      10,615       10,646            7/31/1999     12,496       12,586           12/31/2002      14,236       14,344
 3/31/1996      10,655       10,688            8/31/1999     12,544       12,635            1/31/2003      14,249       14,358
 4/30/1996      10,695       10,737            9/30/1999     12,593       12,684            2/28/2003      14,257       14,371
 5/31/1996      10,735       10,783           10/31/1999     12,644       12,733            3/31/2003      14,267       14,385
 6/30/1996      10,775       10,826           11/30/1999     12,696       12,779            4/30/2003      14,277       14,399
 7/31/1996      10,818       10,874           12/31/1999     12,751       12,835            5/31/2003      14,287       14,412
 8/31/1996      10,861       10,919            1/31/2000     12,807       12,888            6/30/2003      14,296       14,426
 9/30/1996      10,904       10,967            2/29/2000     12,861       12,944            7/31/2003      14,303       14,436
10/31/1996      10,948       11,013            3/31/2000     12,924       13,004            8/31/2003      14,310       14,446
11/30/1996      10,992       11,058            4/30/2000     12,979       13,064            9/30/2003      14,317       14,458
12/31/1996      11,036       11,109            5/31/2000     13,043       13,130           10/31/2003      14,326       14,468
 1/31/1997      11,081       11,159            6/30/2000     13,111       13,182           11/30/2003      14,333       14,479
 2/28/1997      11,122       11,202            7/31/2000     13,174       13,246           12/31/2003      14,340       14,491
 3/31/1997      11,168       11,251            8/31/2000     13,242       13,312            1/30/2004      14,349       14,501
 4/30/1997      11,214       11,299            9/30/2000     13,311       13,380            2/27/2004      14,356       14,510
 5/31/1997      11,262       11,355           10/31/2000     13,378       13,455            3/31/2004      14,363       14,522
 6/30/1997      11,308       11,397           11/30/2000     13,446       13,524            4/30/2004      14,370       14,534
 7/31/1997      11,357       11,446           12/31/2000     13,514       13,592            5/28/2004      14,378       14,543
 8/31/1997      11,406       11,493            1/31/2001     13,582       13,665            6/30/2004      14,386       14,555
 9/30/1997      11,452       11,544            2/28/2001     13,638       13,716            7/30/2004      14,396       14,569
10/31/1997      11,502       11,592            3/31/2001     13,698       13,773            8/31/2004      14,408       14,585
11/30/1997      11,549       11,638            4/30/2001     13,748       13,827            9/30/2004      14,422       14,602
12/31/1997      11,597       11,693            5/31/2001     13,798       13,872           10/29/2004      14,438       14,618
 1/31/1998      11,646       11,743            6/30/2001     13,843       13,911           11/30/2004      14,455       14,641
 2/28/1998      11,690       11,789            7/31/2001     13,885       13,953           12/31/2004      14,474       14,665
 3/31/1998      11,739       11,836            8/31/2001     13,928       13,996
 4/30/1998      11,788       11,887            9/30/2001     13,958       14,035


INVESTOR CLASS SHARES
7/31/98 through 12/31/04

------------------------------------         ------------------------------------          ------------------------------------
                 U.S.   SALOMON BROTHERS                      U.S.   SALOMON BROTHERS                       U.S.   SALOMON BROTHERS
              GOVERNMENT  U.S. 3-MONTH                     GOVERNMENT  U.S. 3-MONTH                      GOVERNMENT  U.S. 3-MONTH
                MONEY        T-BILL                          MONEY        T-BILL                           MONEY        T-BILL
   DATE          FUND         INDEX             DATE          FUND         INDEX              DATE          FUND         INDEX
------------------------------------         ------------------------------------          ------------------------------------
 7/31/1998      10,000       10,000            9/30/2000     11,036       11,121           11/30/2002       11,665       11,909
 8/31/1998      10,038       10,043           10/31/2000     11,087       11,183           12/31/2002       11,670       11,922
 9/30/1998      10,075       10,089           11/30/2000     11,138       11,240            1/31/2003       11,675       11,934
10/31/1998      10,113       10,122           12/31/2000     11,190       11,297            2/28/2003       11,678       11,944
11/30/1998      10,148       10,153            1/31/2001     11,242       11,358            3/31/2003       11,682       11,956
12/31/1998      10,183       10,191            2/28/2001     11,285       11,400            4/30/2003       11,685       11,968
 1/31/1999      10,218       10,227            3/31/2001     11,329       11,448            5/31/2003       11,689       11,979
 2/28/1999      10,249       10,263            4/30/2001     11,366       11,493            6/30/2003       11,691       11,990
 3/31/1999      10,282       10,307            5/31/2001     11,402       11,530            7/31/2003       11,694       11,998
 4/30/1999      10,317       10,345            6/30/2001     11,435       11,562            8/31/2003       11,698       12,007
 5/31/1999      10,349       10,380            7/31/2001     11,464       11,597            9/30/2003       11,701       12,017
 6/30/1999      10,382       10,421            8/31/2001     11,495       11,633           10/31/2003       11,705       12,025
 7/31/1999      10,420       10,461            9/30/2001     11,516       11,665           11/30/2003       11,708       12,034
 8/31/1999      10,455       10,502           10/31/2001     11,534       11,691           12/31/2003       11,712       12,044
 9/30/1999      10,492       10,542           11/30/2001     11,549       11,712            1/30/2004       11,715       12,052
10/31/1999      10,531       10,583           12/31/2001     11,561       11,729            2/27/2004       11,719       12,060
11/30/1999      10,570       10,622            1/31/2002     11,571       11,745            3/31/2004       11,722       12,070
12/31/1999      10,611       10,668            2/28/2002     11,580       11,761            4/30/2004       11,726       12,080
 1/31/2000      10,652       10,712            3/31/2002     11,591       11,776            5/28/2004       11,729       12,087
 2/29/2000      10,693       10,758            4/30/2002     11,601       11,794            6/30/2004       11,734       12,097
 3/31/2000      10,741       10,809            5/31/2002     11,613       11,812            7/30/2004       11,740       12,109
 4/30/2000      10,783       10,858            6/30/2002     11,622       11,827            8/31/2004       11,747       12,122
 5/31/2000      10,831       10,913            7/31/2002     11,633       11,845            9/30/2004       11,756       12,136
 6/30/2000      10,883       10,957            8/31/2002     11,642       11,862           10/29/2004       11,767       12,150
 7/31/2000      10,931       11,009            9/30/2002     11,650       11,879           11/30/2004       11,779       12,169
 8/31/2000      10,984       11,065           10/31/2002     11,658       11,895           12/31/2004       11,792       12,189


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
                 U.S.   SALOMON BROTHERS                      U.S.   SALOMON BROTHERS
              GOVERNMENT  U.S. 3-MONTH                     GOVERNMENT  U.S. 3-MONTH
                MONEY        T-BILL                          MONEY        T-BILL
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
12/31/2002      10,000       10,000            1/30/2004     10,039       10,109
 1/31/2003      10,004       10,010            2/27/2004     10,042       10,115
 2/28/2003      10,007       10,018            3/31/2004     10,045       10,124
 3/31/2003      10,010       10,029            4/30/2004     10,048       10,132
 4/30/2003      10,013       10,038            5/28/2004     10,051       10,138
 5/31/2003      10,016       10,047            6/30/2004     10,055       10,147
 6/30/2003      10,018       10,057            7/30/2004     10,060       10,157
 7/31/2003      10,021       10,064            8/31/2004     10,066       10,168
 8/31/2003      10,024       10,071            9/30/2004     10,074       10,180
 9/30/2003      10,027       10,080           10/29/2004     10,083       10,191
10/31/2003      10,030       10,087           11/30/2004     10,093       10,207
11/30/2003      10,033       10,094           12/31/2004     10,105       10,224
12/31/2003      10,036       10,102


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
                 U.S.   SALOMON BROTHERS
              GOVERNMENT  U.S. 3-MONTH
                MONEY        T-BILL
   DATE          FUND         INDEX
------------------------------------
 9/30/2003       10,000      10,000
10/31/2003       10,003      10,007
11/30/2003       10,006      10,014
12/31/2003       10,009      10,022
 1/30/2004       10,012      10,029
 2/27/2004       10,015      10,036
 3/31/2004       10,018      10,044
 4/30/2004       10,021      10,052
 5/28/2004       10,024      10,058
 6/30/2004       10,028      10,067
 7/30/2004       10,033      10,077
 8/31/2004       10,039      10,088
 9/30/2004       10,047      10,099
10/29/2004       10,056      10,111
11/30/2004       10,066      10,126
12/31/2004       10,077      10,143

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(3) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                          4/9/92                   7/29/98                12/30/02                  9/29/03
                                   ----------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)             NAV
--------------------------------------------------------------------------------------------------------------------------
One Year                                 0.93%                      0.68%            0.68%      -0.33%             0.68%
Five Years                               2.56%                      2.13%              n/a         n/a               n/a
Ten Years                                3.76%                        n/a              n/a         n/a               n/a
Since Inception, Annualized                n/a                      2.59%            0.51%         n/a             0.62%
--------------------------------------------------------------------------------------------------------------------------
7-Day Effective Y ield                   1.64%                      1.40%                  1.39%                   1.44%

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

Agency..................................................................84.7%
Repurchase Agreements...................................................15.3%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(4) AS OF 12/31/04
--------------------------------------------------------------------------------

U.S. Government & Agency................................................84.7%
AAA.....................................................................15.3%
Average Credit Quality...........................................Govt. Equiv.

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) Effective September 7, 1994, Accessor Capital Management LP manages the U.S. Government Money Fund (formerly managed by State Street Bank and Trust Company from inception). Certain Government Sponsored Enterprises (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government.
(4) Rated by Standard & Poor.

--------------------------------------------------------------------------------
THE SALOMON BROTHERS U.S. 3 MONTH T-BILL INDEX IS DESIGNED TO MEASURE THE RETURN OF THE 3 MONTH TREASURY BILLS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      21

--------------------------------------------------------------------------------
[Graphic]                    INCOME ALLOCATION FUND
--------------------------------------------------------------------------------


o THE INVESTMENT GOAL The Accessor Income Allocation Fund seeks high current income and some stability of principal.

o THE INVESTMENT STRATEGY This Fund is designed for investors who depend on regular interest payments generated by their investments. In order to help meet this need, the Fund invests principally in the four Accessor fixed-income funds and the Accessor U.S. Government Money Fund. Currently, all of the Funds generate regular income. Historically, returns of fixed-income investments as a whole have been less volatile than returns of equity investments. Due to the exclusion of equities in this Fund, it should be the least volatile of the six Allocation Fund strategies.

o 2004 OVERVIEW The Fund gained 2.83% compared to 4.34% for the Lehman Brothers Aggregate Bond Index. The allocation to high yield bonds (through the Accessor High Yield Bond Fund) was overweighted early in the year, based on the unusual spread of high yield bonds over Treasuries that had persisted throughout 2003. The overweighting was reduced in July of 2004, following a series of gradual cuts in this allocation the previous year--all in response to the tightening of spreads. The overweighting was beneficial to the Fund's performance, but low rates on the short end of the yield curve more than offset this advantage.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
22                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
        INCOME ALLOCATION FUND VS. UNMANAGED INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

-------------------------------------     -------------------------------------
                             LEHMAN                                    LEHMAN
                            BROTHERS                                  BROTHERS
                INCOME      AGGREGATE                     INCOME      AGGREGATE
              ALLOCATION      BOND                      ALLOCATION      BOND
   DATE          FUND         INDEX          DATE          FUND         INDEX
-------------------------------------     -------------------------------------
31-Dec-00       10,000       10,000        31-Jan-03      11,225       11,967
31-Jan-01       10,200       10,163        28-Feb-03      11,322       12,132
28-Feb-01       10,287       10,251        31-Mar-03      11,354       12,122
30-Mar-01       10,314       10,303        30-Apr-03      11,456       12,223
30-Apr-01       10,307       10,259        31-May-03      11,559       12,450
31-May-01       10,355       10,321        30-Jun-03      11,605       12,425
29-Jun-01       10,346       10,360        31-Jul-03      11,429       12,008
31-Jul-01       10,482       10,592        29-Aug-03      11,471       12,087
31-Aug-01       10,563       10,714        30-Sep-03      11,628       12,407
28-Sep-01       10,552       10,838        31-Oct-03      11,620       12,292
31-Oct-01       10,654       11,065        28-Nov-03      11,641       12,321
30-Nov-01       10,599       10,912        31-Dec-03      11,720       12,447
31-Dec-01       10,595       10,842        30-Jan-04      11,786       12,546
31-Jan-02       10,636       10,930        27-Feb-04      11,826       12,682
28-Feb-02       10,684       11,036        31-Mar-04      11,858       12,777
28-Mar-02       10,625       10,853        30-Apr-04      11,746       12,445
30-Apr-02       10,759       11,064        28-May-04      11,696       12,395
31-May-02       10,825       11,158        30-Jun-04      11,740       12,466
30-Jun-02       10,836       11,255        30-Jul-04      11,799       12,589
31-Jul-02       10,884       11,391        31-Aug-04      11,924       12,830
30-Aug-02       10,984       11,583        30-Sep-04      11,955       12,864
30-Sep-02       11,018       11,771        29-Oct-04      12,022       12,972
31-Oct-02       10,995       11,717        30-Nov-04      12,001       12,869
30-Nov-02       11,059       11,713        31-Dec-04      12,053       12,987
31-Dec-02       11,197       11,956

INVESTOR CLASS SHARES
12/31/00 through 12/31/04


-------------------------------------     -------------------------------------
                             LEHMAN                                    LEHMAN
                            BROTHERS                                  BROTHERS
                INCOME      AGGREGATE                     INCOME      AGGREGATE
              ALLOCATION      BOND                      ALLOCATION      BOND
   DATE          FUND         INDEX          DATE          FUND         INDEX
-------------------------------------     -------------------------------------
31-Dec-00       10,000       10,000        31-Jan-03      11,106       11,967
31-Jan-01       10,200       10,163        28-Feb-03      11,205       12,132
28-Feb-01       10,287       10,251        31-Mar-03      11,232       12,122
30-Mar-01       10,308       10,303        30-Apr-03      11,328       12,223
30-Apr-01       10,295       10,259        31-May-03      11,425       12,450
31-May-01       10,335       10,321        30-Jun-03      11,466       12,425
29-Jun-01       10,328       10,360        31-Jul-03      11,286       12,008
31-Jul-01       10,459       10,592        29-Aug-03      11,324       12,087
31-Aug-01       10,534       10,714        30-Sep-03      11,475       12,407
28-Sep-01       10,521       10,838        31-Oct-03      11,464       12,292
31-Oct-01       10,617       11,065        28-Nov-03      11,481       12,321
30-Nov-01       10,557       10,912        31-Dec-03      11,553       12,447
31-Dec-01       10,547       10,842        30-Jan-04      11,605       12,546
31-Jan-02       10,584       10,930        27-Feb-04      11,640       12,682
28-Feb-02       10,628       11,036        31-Mar-04      11,674       12,777
28-Mar-02       10,565       10,853        30-Apr-04      11,559       12,445
30-Apr-02       10,694       11,064        28-May-04      11,506       12,395
31-May-02       10,754       11,158        30-Jun-04      11,537       12,466
30-Jun-02       10,761       11,255        30-Jul-04      11,598       12,589
31-Jul-02       10,804       11,391        31-Aug-04      11,717       12,830
30-Aug-02       10,899       11,583        30-Sep-04      11,735       12,864
30-Sep-02       10,929       11,771        29-Oct-04      11,796       12,972
31-Oct-02       10,900       11,717        30-Nov-04      11,772       12,869
30-Nov-02       10,959       11,713        31-Dec-04      11,817       12,987
31-Dec-02       11,091       11,956


C CLASS SHARES
12/31/02 through 12/31/04

-------------------------------------     -------------------------------------
                             LEHMAN                                    LEHMAN
                            BROTHERS                                  BROTHERS
                INCOME      AGGREGATE                     INCOME      AGGREGATE
              ALLOCATION      BOND                      ALLOCATION      BOND
   DATE          FUND         INDEX          DATE          FUND         INDEX
-------------------------------------     -------------------------------------
31-Dec-02       10,000       10,000        30-Jan-04      10,405       10,494
31-Jan-03       10,014       10,009        27-Feb-04      10,434       10,607
28-Feb-03       10,099       10,147        31-Mar-04      10,461       10,687
31-Mar-03       10,119       10,139        30-Apr-04      10,354       10,409
30-Apr-03       10,201       10,223        28-May-04      10,303       10,367
31-May-03       10,278       10,413        30-Jun-04      10,326       10,427
30-Jun-03       10,315       10,392        30-Jul-04      10,376       10,530
31-Jul-03       10,149       10,043        31-Aug-04      10,471       10,731
29-Aug-03       10,171       10,110        30-Sep-04      10,491       10,760
30-Sep-03       10,308       10,377        29-Oct-04      10,541       10,850
31-Oct-03       10,293       10,281        30-Nov-04      10,507       10,763
28-Nov-03       10,300       10,306        31-Dec-04      10,544       10,862
31-Dec-03       10,361       10,411


A CLASS SHARES
9/30/03 through 12/31/04

-------------------------------------
                             LEHMAN
                            BROTHERS
                INCOME      AGGREGATE
              ALLOCATION      BOND
   DATE          FUND         INDEX
-------------------------------------
30-Sep-03        9,525       10,000
31-Oct-03        9,516        9,907
28-Nov-03        9,532        9,931
31-Dec-03        9,596       10,032
30-Jan-04        9,641       10,112
27-Feb-04        9,671       10,222
31-Mar-04        9,702       10,298
30-Apr-04        9,609       10,030
28-May-04        9,567        9,990
30-Jun-04        9,595       10,047
30-Jul-04        9,648       10,147
31-Aug-04        9,748       10,341
30-Sep-04        9,765       10,368
29-Oct-04        9,818       10,456
30-Nov-04        9,799       10,372
31-Dec-04        9,840       10,467

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS             INVESTOR CLASS             C CLASS                A CLASS
INCEPTION DATE                         12/27/00                   12/27/00               12/30/02                9/29/03
                                -----------------------------------------------------------------------------------------------
                                          NAV                        NAV              NAV      CDSC(2)       NAV        POP(3)
-------------------------------------------------------------------------------------------------------------------------------
One Year                                 2.83%                      2.28%            1.77%       0.75%       2.53%      -2.34%
Since Inception, Annualized              4.78%                      4.25%            2.65%         n/a       2.76%      -1.14%

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
[graphic]  HIGH YIELD BOND - FMA Advisors                                100            10.5%                [PIE CHART]
[graphic]  INTERMEDIATE FIXED-INCOME - Cypress Asset Management           82             7.0%
[graphic]  SHORT-INTERMEDIATE FIXED - Cypress Asset Management           119            41.0%                  EQUITY 0%
[graphic]  MORTGAGE SECURITIES - BlackRock Financial Management          511             6.9%              FIXED-INCOME 100%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33            34.6%
--------------------------------------------------------------------------------------------------
     TOTAL                                                         845           100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THESE MAJOR SECTORS ARE SUBDIVIDED INTO MORE SPECIFIC INDICES THAT ARE CALCULATED AND REPORTED ON A REGULAR BASIS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      23

--------------------------------------------------------------------------------
                         INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o    THE INVESTMENT GOAL    The Accessor Income & Growth Allocation Fund seeks
high current income and some potential capital appreciation.

o THE INVESTMENT STRATEGY This Fund is designed for investors whose primary investment goal is income generation, but who want some exposure to equities in their portfolio. The Fund can invest between 40% and 80% of its assets in Accessor's four fixed-income funds, up to 20% of its assets in the U.S. Government Money Fund, and up to 40% of its assets in the four equity funds.

o 2004 OVERVIEW The Fund gained 6.45% compared to 7.58% for its benchmark composite index which is an appropriate mix of the MSCI World Index and the Lehman Brothers Aggregate Index. Beneficial influences included an overweighting in the Accessor High Yield Bond Fund, which was reduced in July as the sector became more expensive. The Fund also benefited from the outperformance of its exposure to growth and small to mid cap segments through the Accessor Growth Fund and Accessor Small to Mid Cap Fund, where the money managers exceeded their benchmarks. The exposure to small to mid cap stocks and to value stocks (both of which outperformed large cap growth stocks during 2004) through the Accessor Small to Mid Cap Fund and the Accessor Value Fund were positive influences; and exposure to the falling dollar via international stockholdings in the International Equity Fund helped drive results. The Fund's exposure through its investments in the fixed-income funds to lower rates on the short end of the yield curve hurt performance.






























ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
24                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
   INCOME & GROWTH ALLOCATION FUND VS. UNMANAGED INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------  -----------------------------------------------------------------
                INCOME &                MSCI AC   EHMAN BROTHERS                  INCOME &                MSCI AC   LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------  -----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        9,613       10,074        6,514       11,967
31-Jan-01       10,220       10,172       10,194       10,163     28-Feb-03        9,619       10,119        6,402       12,132
28-Feb-01       10,006        9,977        9,334       10,251     31-Mar-03        9,670       10,105        6,385       12,122
30-Mar-01        9,819        9,816        8,723       10,303     30-Apr-03       10,004       10,435        6,955       12,223
30-Apr-01       10,041       10,005        9,369       10,259     31-May-03       10,258       10,751        7,356       12,450
31-May-01       10,081       10,010        9,253       10,321     30-Jun-03       10,344       10,793        7,486       12,425
29-Jun-01       10,020        9,943        8,964       10,360     31-Jul-03       10,308       10,605        7,639       12,008
31-Jul-01       10,047       10,060        8,846       10,592     29-Aug-03       10,403       10,724        7,806       12,087
31-Aug-01        9,945        9,996        8,424       10,714     30-Sep-03       10,522       10,943        7,855       12,407
28-Sep-01        9,619        9,814        7,682       10,838     31-Oct-03       10,727       11,067        8,323       12,292
31-Oct-01        9,757       10,014        7,830       11,065     28-Nov-03       10,807       11,137        8,452       12,321
30-Nov-01        9,915       10,095        8,295       10,912     31-Dec-03       11,015       11,427        8,984       12,447
31-Dec-01        9,943       10,069        8,348       10,842     30-Jan-04       11,130       11,547        9,130       12,546
31-Jan-02        9,901       10,035        8,096       10,930     27-Feb-04       11,200       11,694        9,287       12,682
28-Feb-02        9,873       10,078        8,027       11,036     31-Mar-04       11,214       11,733        9,229       12,777
28-Mar-02        9,972       10,095        8,384       10,853     30-Apr-04       11,068       11,449        9,045       12,445
30-Apr-02        9,972       10,130        8,102       11,064     28-May-04       11,073       11,451        9,133       12,395
31-May-02        9,993       10,198        8,121       11,158     30-Jun-04       11,177       11,569        9,325       12,466
30-Jun-02        9,800       10,075        7,630       11,255     30-Jul-04       11,102       11,537        9,023       12,589
31-Jul-02        9,552        9,906        6,988       11,391     31-Aug-04       11,195       11,707        9,066       12,830
30-Aug-02        9,629       10,029        7,002       11,583     30-Sep-04       11,323       11,797        9,240       12,864
30-Sep-02        9,351        9,813        6,234       11,771     29-Oct-04       11,406       11,954        9,469       12,972
31-Oct-02        9,558        9,999        6,695       11,717     30-Nov-04       11,558       12,077        9,970       12,869
30-Nov-02        9,786       10,159        7,057       11,713     31-Dec-04       11,723       12,294       10,354       12,987
31-Dec-02        9,699       10,159        6,717       11,956

INVESTOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------- -----------------------------------------------------------------
                INCOME &                MSCI AC   LEHMAN BROTHERS                 INCOME &                MSCI AC   LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------- -----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        9,513       10,074        6,514       11,967
31-Jan-01       10,213       10,172       10,194       10,163     28-Feb-03        9,520       10,119        6,402       12,132
28-Feb-01       10,000        9,977        9,334       10,251     31-Mar-03        9,566       10,105        6,385       12,122
30-Mar-01        9,809        9,816        8,723       10,303     30-Apr-03        9,889       10,435        6,955       12,223
30-Apr-01       10,030       10,005        9,369       10,259     31-May-03       10,141       10,751        7,356       12,450
31-May-01       10,063       10,010        9,253       10,321     30-Jun-03       10,220       10,793        7,486       12,425
29-Jun-01        9,996        9,943        8,964       10,360     31-Jul-03       10,184       10,605        7,639       12,008
31-Jul-01       10,016       10,060        8,846       10,592     29-Aug-03       10,270       10,724        7,806       12,087
31-Aug-01        9,914        9,996        8,424       10,714     30-Sep-03       10,382       10,943        7,855       12,407
28-Sep-01        9,584        9,814        7,682       10,838     31-Oct-03       10,581       11,067        8,323       12,292
31-Oct-01        9,721       10,014        7,830       11,065     28-Nov-03       10,656       11,137        8,452       12,321
30-Nov-01        9,865       10,095        8,295       10,912     31-Dec-03       10,855       11,427        8,984       12,447
31-Dec-01        9,894       10,069        8,348       10,842     30-Jan-04       10,965       11,547        9,130       12,546
31-Jan-02        9,846       10,035        8,096       10,930     27-Feb-04       11,023       11,694        9,287       12,682
28-Feb-02        9,818       10,078        8,027       11,036     31-Mar-04       11,032       11,733        9,229       12,777
28-Mar-02        9,911       10,095        8,384       10,853     30-Apr-04       10,884       11,449        9,045       12,445
30-Apr-02        9,911       10,130        8,102       11,064     28-May-04       10,884       11,451        9,133       12,395
31-May-02        9,918       10,198        8,121       11,158     30-Jun-04       10,982       11,569        9,325       12,466
30-Jun-02        9,729       10,075        7,630       11,255     30-Jul-04       10,911       11,537        9,023       12,589
31-Jul-02        9,483        9,906        6,988       11,391     31-Aug-04       10,999       11,707        9,066       12,830
30-Aug-02        9,553       10,029        7,002       11,583     30-Sep-04       11,112       11,797        9,240       12,864
30-Sep-02        9,272        9,813        6,234       11,771     29-Oct-04       11,191       11,954        9,469       12,972
31-Oct-02        9,477        9,999        6,695       11,717     30-Nov-04       11,335       12,077        9,970       12,869
30-Nov-02        9,689       10,159        7,057       11,713     31-Dec-04       11,493       12,294       10,354       12,987
31-Dec-02        9,605       10,159        6,717       11,956


C CLASS SHARES
12/31/02 through 12/31/04

----------------------------------------------------------------  -----------------------------------------------------------------
                INCOME &                MSCI AC   EHMAN BROTHERS                  INCOME &                MSCI AC   LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------  -----------------------------------------------------------------
31-Dec-02       10,000       10,000       10,000       10,000     30-Jan-04       11,348       11,366       13,594       10,494
31-Jan-03        9,904        9,916        9,698       10,009     27-Feb-04       11,413       11,510       13,826       10,607
28-Feb-03        9,904        9,961        9,532       10,147     31-Mar-04       11,417       11,549       13,740       10,687
31-Mar-03        9,944        9,947        9,506       10,139     30-Apr-04       11,254       11,270       13,466       10,409
30-Apr-03       10,272       10,271       10,355       10,223     28-May-04       11,251       11,272       13,598       10,367
31-May-03       10,525       10,582       10,951       10,413     30-Jun-04       11,347       11,387       13,883       10,427
30-Jun-03       10,609       10,624       11,145       10,392     30-Jul-04       11,264       11,356       13,434       10,530
31-Jul-03       10,564       10,439       11,373       10,043     31-Aug-04       11,349       11,524       13,498       10,731
29-Aug-03       10,654       10,556       11,622       10,110     30-Sep-04       11,469       11,612       13,758       10,760
30-Sep-03       10,763       10,772       11,696       10,377     29-Oct-04       11,546       11,766       14,098       10,850
31-Oct-03       10,966       10,894       12,392       10,281     30-Nov-04       11,684       11,888       14,844       10,763
28-Nov-03       11,034       10,963       12,584       10,306     31-Dec-04       11,841       12,101       15,416       10,862
31-Dec-03       11,245       11,248       13,376       10,411


A CLASS SHARES
9/30/03 through 12/31/04

----------------------------------------------------------------
                INCOME &                MSCI AC   EHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------
30-Sep-03        9,425       10,000       10,000       10,000
31-Oct-03        9,609       10,114       10,595        9,907
28-Nov-03        9,679       10,177       10,759        9,931
31-Dec-03        9,862       10,442       11,437       10,032
30-Jan-04        9,964       10,552       11,623       10,112
27-Feb-04       10,018       10,686       11,822       10,222
31-Mar-04       10,027       10,722       11,748       10,298
30-Apr-04        9,895       10,463       11,514       10,030
28-May-04        9,897       10,464       11,627        9,990
30-Jun-04        9,987       10,572       11,870       10,047
30-Jul-04        9,918       10,542       11,486       10,147
31-Aug-04        9,998       10,698       11,541       10,341
30-Sep-04       10,109       10,780       11,763       10,368
29-Oct-04       10,182       10,924       12,054       10,456
30-Nov-04       10,316       11,036       12,692       10,372
31-Dec-04       10,460       11,234       13,181       10,467

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                         12/27/00                 12/27/00                12/30/02                  9/29/03
                                 -----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                 6.45%                    5.88%              5.32%       4.27%       6.05%      -0.05%
Since Inception, Annualized              4.04%                    3.53%              8.83%         n/a       8.50%       3.51%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           --------------------------------------------------------------------------------------
[graphic]  GROWTH - INTECH                                               128            10.4%
[graphic]  VALUE - Wellington Management Group                           109             9.2%
[graphic]  SMALL TO MID CAP - SSgA Funds Management                      388             4.8%              [PIE CHART]
[graphic]  INTERNATIONAL EQUITY - JPMorgan Fleming Asset Management       95             6.2%
[graphic]  HIGH YIELD BOND - FMA Advisors                                100             7.0%               EQUITY 31%
[graphic]  INTERMEDIATE FIXED-INCOME - Cypress Asset Management           82             7.9%            FIXED-INCOME 69%
[graphic]  SHORT-INTERMEDIATE FIXED - Cypress Asset Management           119            27.2%
[graphic]  MORTGAGE SECURITIES - BlackRock Financial Management          511             7.8%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33            19.5%
           --------------------------------------------------------------------------------------
           TOTAL                                                       1,565           100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable
(5) The Composite Index is made up of 70% Lehman Brothers Aggregate Bond Index and 30% MSCI AC World Free Index.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THESE MAJOR SECTORS ARE SUBDIVIDED INTO MORE SPECIFIC INDICES THAT ARE CALCULATED AND REPORTED ON A REGULAR BASIS. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS.INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      25

--------------------------------------------------------------------------------
[Graphic]                   BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

o    THE INVESTMENT GOAL   The Accessor Balanced  Allocation Fund seeks moderate
current income and some potential capital appreciation.

o THE INVESTMENT STRATEGY This Fund is designed for investors seeking broad exposure to the financial markets, balancing their holdings between equity and fixed-income investments. The Fund divides its assets between Accessor's equity funds and fixed-income funds (the exact amount depends on market conditions). A small amount of its assets may also be invested in the U.S. Government Money Fund. The generation of current income from fixed-income holdings, and the potential capital appreciation rate above inflation sought by the equity holdings, should provide investors with moderate risk and return. The exposure to stocks in the Fund increases the volatility of the Fund. However, the Fund is intended to buffer the volatility when either fixed-income or equities are out of favor. The Fund is intended for "middle-of-the-road" investors with regard to risk and return.

o 2004 OVERVIEW The Fund gained 9.00% compared to 9.76% for its benchmark composite index which is an appropriate mix of the MSCI World Index and the Lehman Brothers Aggregate Index. Beneficial influences included an overweighting in high-yield bonds, which was reduced in July as the sector became more expensive. The Fund also benefited from the outperformance of its growth and small to mid cap segments, through the Accessor Growth Fund and Accessor Small to Mid Cap Fund, where the money managers exceeded their benchmarks. The exposure to small to mid cap stocks and to value stocks (both of which outperformed large cap growth stocks) through the Accessor Small to Mid Cap Fund and the Accessor Value Fund were positive influences; and exposure to the falling dollar via international stockholdings in the International Equity Fund helped drive results. The Fund's exposure through its investments in the fixed-income funds to lower rates on the short end of the yield curve hurt performance.




























ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
26                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
       BALANCED ALLOCATION FUND VS. UNMANAGED INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------- -----------------------------------------------------------------
                                         MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
               BALANCED                   WORLD      AGGREGATE                   BALANCED                   WORLD      AGGREGATE
              ALLOCATION   COMPOSITE      FREE          BOND                    ALLOCATION   COMPOSITE      FREE          BOND
   DATE          FUND        INDEX        INDEX        INDEX         DATE          FUND        INDEX        INDEX        INDEX
-------------------------------------------------------------     -----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        8,652        8,938        6,514       11,967
31-Jan-01       10,227       10,179       10,194       10,163     28-Feb-03        8,617        8,923        6,402       12,132
28-Feb-01        9,814        9,793        9,334       10,251     31-Mar-03        8,669        8,907        6,385       12,122
30-Mar-01        9,490        9,497        8,723       10,303     30-Apr-03        9,098        9,342        6,955       12,223
30-Apr-01        9,852        9,829        9,369       10,259     31-May-03        9,428        9,698        7,356       12,450
31-May-01        9,879        9,798        9,253       10,321     30-Jun-03        9,531        9,774        7,486       12,425
29-Jun-01        9,777        9,664        8,964       10,360     31-Jul-03        9,567        9,710        7,639       12,008
31-Jul-01        9,730        9,708        8,846       10,592     29-Aug-03        9,689        9,848        7,806       12,087
31-Aug-01        9,514        9,532        8,424       10,714     30-Sep-03        9,779       10,010        7,855       12,407
28-Sep-01        9,040        9,168        7,682       10,838     31-Oct-03       10,100       10,262        8,323       12,292
31-Oct-01        9,196        9,352        7,830       11,065     28-Nov-03       10,218       10,353        8,452       12,321
30-Nov-01        9,469        9,565        8,295       10,912     31-Dec-03       10,505       10,732        8,984       12,447
31-Dec-01        9,546        9,565        8,348       10,842     30-Jan-04       10,644       10,862        9,130       12,546
31-Jan-02        9,443        9,459        8,096       10,930     27-Feb-04       10,739       11,014        9,287       12,682
28-Feb-02        9,374        9,465        8,027       11,036     31-Mar-04       10,737       11,021        9,229       12,777
28-Mar-02        9,563        9,597        8,384       10,853     30-Apr-04       10,561       10,768        9,045       12,445
30-Apr-02        9,480        9,528        8,102       11,064     28-May-04       10,605       10,799        9,133       12,395
31-May-02        9,466        9,580        8,121       11,158     30-Jun-04       10,756       10,943        9,325       12,466
30-Jun-02        9,153        9,332        7,630       11,255     30-Jul-04       10,603       10,820        9,023       12,589
31-Jul-02        8,783        8,996        6,988       11,391     31-Aug-04       10,679       10,949        9,066       12,830
30-Aug-02        8,853        9,081        7,002       11,583     30-Sep-04       10,858       11,069        9,240       12,864
30-Sep-02        8,417        8,656        6,234       11,771     29-Oct-04       10,955       11,252        9,469       12,972
31-Oct-02        8,706        8,957        6,695       11,717     30-Nov-04       11,216       11,505        9,970       12,869
30-Nov-02        8,973        9,198        7,057       11,713     31-Dec-04       11,449       11,780       10,354       12,987
31-Dec-02        8,787        9,071        6,717       11,956

INVESTOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------- -----------------------------------------------------------------
                                         MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
               BALANCED                   WORLD      AGGREGATE                   BALANCED                   WORLD      AGGREGATE
              ALLOCATION   COMPOSITE      FREE          BOND                    ALLOCATION   COMPOSITE      FREE          BOND
   DATE          FUND        INDEX        INDEX        INDEX         DATE          FUND        INDEX        INDEX        INDEX
-------------------------------------------------------------     -----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        8,555        8,938        6,514       11,967
31-Jan-01       10,220       10,179       10,194       10,163     28-Feb-03        8,520        8,923        6,402       12,132
28-Feb-01        9,800        9,793        9,334       10,251     31-Mar-03        8,569        8,907        6,385       12,122
30-Mar-01        9,476        9,497        8,723       10,303     30-Apr-03        8,986        9,342        6,955       12,223
30-Apr-01        9,831        9,829        9,369       10,259     31-May-03        9,312        9,698        7,356       12,450
31-May-01        9,857        9,798        9,253       10,321     30-Jun-03        9,408        9,774        7,486       12,425
29-Jun-01        9,750        9,664        8,964       10,360     31-Jul-03        9,444        9,710        7,639       12,008
31-Jul-01        9,696        9,708        8,846       10,592     29-Aug-03        9,558        9,848        7,806       12,087
31-Aug-01        9,480        9,532        8,424       10,714     30-Sep-03        9,642       10,010        7,855       12,407
28-Sep-01        9,001        9,168        7,682       10,838     31-Oct-03        9,954       10,262        8,323       12,292
31-Oct-01        9,157        9,352        7,830       11,065     28-Nov-03       10,066       10,353        8,452       12,321
30-Nov-01        9,422        9,565        8,295       10,912     31-Dec-03       10,337       10,732        8,984       12,447
31-Dec-01        9,492        9,565        8,348       10,842     30-Jan-04       10,477       10,862        9,130       12,546
31-Jan-02        9,390        9,459        8,096       10,930     27-Feb-04       10,560       11,014        9,287       12,682
28-Feb-02        9,315        9,465        8,027       11,036     31-Mar-04       10,553       11,021        9,229       12,777
28-Mar-02        9,499        9,597        8,384       10,853     30-Apr-04       10,383       10,768        9,045       12,445
30-Apr-02        9,410        9,528        8,102       11,064     28-May-04       10,423       10,799        9,133       12,395
31-May-02        9,396        9,580        8,121       11,158     30-Jun-04       10,558       10,943        9,325       12,466
30-Jun-02        9,080        9,332        7,630       11,255     30-Jul-04       10,404       10,820        9,023       12,589
31-Jul-02        8,712        8,996        6,988       11,391     31-Aug-04       10,475       10,949        9,066       12,830
30-Aug-02        8,775        9,081        7,002       11,583     30-Sep-04       10,653       11,069        9,240       12,864
30-Sep-02        8,340        8,656        6,234       11,771     29-Oct-04       10,738       11,252        9,469       12,972
31-Oct-02        8,619        8,957        6,695       11,717     30-Nov-04       10,991       11,505        9,970       12,869
30-Nov-02        8,885        9,198        7,057       11,713     31-Dec-04       11,215       11,780       10,354       12,987
31-Dec-02        8,696        9,071        6,717       11,956


C CLASS SHARES
12/31/02 through 12/31/04

----------------------------------------------------------------- -----------------------------------------------------------------
                                         MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
               BALANCED                   WORLD      AGGREGATE                   BALANCED                   WORLD      AGGREGATE
              ALLOCATION   COMPOSITE      FREE          BOND                    ALLOCATION   COMPOSITE      FREE          BOND
   DATE          FUND        INDEX        INDEX        INDEX         DATE          FUND        INDEX        INDEX        INDEX
-------------------------------------------------------------     -----------------------------------------------------------------
31-Dec-02       10,000       10,000       10,000       10,000     30-Jan-04       11,990       11,975       13,594       10,494
31-Jan-03        9,838        9,853        9,698       10,009     27-Feb-04       12,080       12,142       13,826       10,607
28-Feb-03        9,798        9,837        9,532       10,147     31-Mar-04       12,067       12,149       13,740       10,687
31-Mar-03        9,848        9,820        9,506       10,139     30-Apr-04       11,868       11,870       13,466       10,409
30-Apr-03       10,327       10,299       10,355       10,223     28-May-04       11,902       11,905       13,598       10,367
31-May-03       10,685       10,691       10,951       10,413     30-Jun-04       12,061       12,063       13,883       10,427
30-Jun-03       10,797       10,775       11,145       10,392     30-Jul-04       11,880       11,928       13,434       10,530
31-Jul-03       10,829       10,705       11,373       10,043     31-Aug-04       11,956       12,070       13,498       10,731
29-Aug-03       10,959       10,857       11,622       10,110     30-Sep-04       12,147       12,203       13,758       10,760
30-Sep-03       11,047       11,035       11,696       10,377     29-Oct-04       12,248       12,405       14,098       10,850
31-Oct-03       11,400       11,312       12,392       10,281     30-Nov-04       12,531       12,684       14,844       10,763
28-Nov-03       11,527       11,413       12,584       10,306     31-Dec-04       12,782       12,986       15,416       10,862
31-Dec-03       11,832       11,831       13,376       10,411


A CLASS SHARES
9/30/03 through 12/31/04

-----------------------------------------------------------------
                                         MSCI AC  LEHMAN BROTHERS
               BALANCED                   WORLD      AGGREGATE
              ALLOCATION   COMPOSITE      FREE          BOND
   DATE          FUND        INDEX        INDEX        INDEX
-------------------------------------------------------------
30-Sep-03        9,425       10,000       10,000       10,000
31-Oct-03        9,731       10,251       10,595        9,907
28-Nov-03        9,837       10,343       10,759        9,931
31-Dec-03       10,105       10,721       11,437       10,032
30-Jan-04       10,243       10,851       11,623       10,112
27-Feb-04       10,333       11,003       11,822       10,222
31-Mar-04       10,328       11,010       11,748       10,298
30-Apr-04       10,158       10,757       11,514       10,030
28-May-04       10,191       10,788       11,627        9,990
30-Jun-04       10,333       10,932       11,870       10,047
30-Jul-04       10,183       10,809       11,486       10,147
31-Aug-04       10,254       10,938       11,541       10,341
30-Sep-04       10,422       11,058       11,763       10,368
29-Oct-04       10,513       11,241       12,054       10,456
30-Nov-04       10,762       11,494       12,692       10,372
31-Dec-04       10,982       11,768       13,181       10,467

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                         12/27/00                 12/27/00                12/30/02                  9/29/03
                                  ----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                 9.00%                    8.49%              8.01%       6.93%       8.69%       2.44%
Since Inception, Annualized              3.42%                    2.90%             13.06%         n/a      12.66%       7.48%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           --------------------------------------------------------------------------------------
[graphic]  GROWTH - INTECH                                               128            16.7%
[graphic]  VALUE - Wellington Management Group                           109            15.0%
[graphic]  SMALL TO MID CAP - SSgA Funds Management                      388             8.0%               [PIE CHART]
[graphic]  INTERNATIONAL EQUITY - JPMorgan Fleming Asset Management       95            10.2%
[graphic]  HIGH YIELD BOND - FMA Advisors                                100             5.0%                EQUITY 50%
[graphic]  INTERMEDIATE FIXED-INCOME - Cypress Asset Management           82             9.0%             FIXED-INCOME 50%
[graphic]  SHORT-INTERMEDIATE FIXED - Cypress Asset Management           119            17.0%
[graphic]  MORTGAGE SECURITIES - BlackRock Financial Management          511             6.0%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33            13.0%
           --------------------------------------------------------------------------------------
           TOTAL                                                       1,565           100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable
(5) The Composite Index is made up of 50% Lehman Brothers Aggregate Bond Index and 50% MSCI AC World Free Index.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THESE MAJOR SECTORS ARE SUBDIVIDED INTO MORE SPECIFIC INDICES THAT ARE CALCULATED AND REPORTED ON A REGULAR BASIS. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS.INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     27

--------------------------------------------------------------------------------
[Graphic]                GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

o    THE INVESTMENT GOAL   The Accessor  Growth & Income  Allocation  Fund seeks
moderate potential capital appreciation and some current income.

o THE INVESTMENT STRATEGY This Fund is designed for investors whose primary goal is capital appreciation and whose secondary goal is income generation. The Fund favors Accessor's four equity funds with regard to weight, investing a smaller amount of its assets in the four fixed-income funds. A limited amount of its assets may also be invested in the U.S. Government Money Fund. While stocks do have greater growth potential, they also tend to be more volatile, i.e., riskier, than bonds. The weighting of bonds in this Fund is intended to reduce some of the volatility associated with equities. Historically, stocks have offered greater growth potential than bonds over the long-term, but with greater risk. The larger portion of equity oriented investments should make this Fund attractive to investors willing to increase their exposure to market volatility, in return for potentially greater returns historically associated with stocks.

o 2004 OVERVIEW The Fund gained 10.21% compared to 10.85% for its benchmark composite index which is an appropriate mix of the MSCI World Index and the Lehman Brothers Aggregate Index. Beneficial influences included an overweighting in high-yield bonds, which was reduced in July as the sector became more expensive. The Fund also benefited from the outperformance of its growth and small to mid cap segments through the Accessor Growth Fund and Accessor Small to Mid Cap Fund, where the money managers exceeded their benchmarks. The exposure to small to mid cap stocks and to value stocks (both of which outperformed large cap growth) through the Accessor Small to Mid Cap Fund and the Accessor Value Fund were positive influences; and exposure to the falling dollar via international stockholdings in the International Equity Fund helped drive results. The fund's exposure through its investments in the fixed-income funds to lower rates on the short end of the yield curve hurt performance.




























ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
28                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
   GROWTH & INCOME ALLOCATION FUND VS. UNMANAGED INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------   ----------------------------------------------------------------
                GROWTH &                MSCI AC  LEHMAN BROTHERS                   GROWTH &                MSCI AC  LEHMAN BROTHERS
                INCOME                   WORLD      AGGREGATE                      INCOME                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                      ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX           DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------   ----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        8,139        8,407        6,514       11,967
31-Jan-01       10,226       10,182       10,194       10,163     28-Feb-03        8,082        8,367        6,402       12,132
28-Feb-01        9,754        9,702        9,334       10,251     31-Mar-03        8,125        8,350        6,385       12,122
30-Mar-01        9,363        9,340        8,723       10,303     30-Apr-03        8,590        8,826        6,955       12,223
30-Apr-01        9,784        9,740        9,369       10,259     31-May-03        8,942        9,197        7,356       12,450
31-May-01        9,798        9,690        9,253       10,321     30-Jun-03        9,048        9,287        7,486       12,425
29-Jun-01        9,666        9,524        8,964       10,360     31-Jul-03        9,118        9,276        7,639       12,008
31-Jul-01        9,592        9,534        8,846       10,592     29-Aug-03        9,246        9,422        7,806       12,087
31-Aug-01        9,337        9,304        8,424       10,714     30-Sep-03        9,334        9,558        7,855       12,407
28-Sep-01        8,768        8,856        7,682       10,838     31-Oct-03        9,697        9,864        8,323       12,292
31-Oct-01        8,924        9,033        7,830       11,065     28-Nov-03        9,825        9,965        8,452       12,321
30-Nov-01        9,228        9,304        8,295       10,912     31-Dec-03       10,141       10,382        8,984       12,447
31-Dec-01        9,317        9,316        8,348       10,842     30-Jan-04       10,298       10,517        9,130       12,546
31-Jan-02        9,180        9,178        8,096       10,930     27-Feb-04       10,391       10,670        9,287       12,682
28-Feb-02        9,098        9,166        8,027       11,036     31-Mar-04       10,386       10,662        9,229       12,777
28-Mar-02        9,327        9,350        8,384       10,853     30-Apr-04       10,199       10,424        9,045       12,445
30-Apr-02        9,204        9,234        8,102       11,064     28-May-04       10,256       10,468        9,133       12,395
31-May-02        9,183        9,278        8,121       11,158     30-Jun-04       10,417       10,624        9,325       12,466
30-Jun-02        8,817        8,974        7,630       11,255     30-Jul-04       10,230       10,459        9,023       12,589
31-Jul-02        8,360        8,564        6,988       11,391     31-Aug-04       10,288       10,569        9,066       12,830
30-Aug-02        8,422        8,633        7,002       11,583     30-Sep-04       10,502       10,703        9,240       12,864
30-Sep-02        7,897        8,120        6,234       11,771     29-Oct-04       10,604       10,897        9,469       12,972
31-Oct-02        8,231        8,466        6,695       11,717     30-Nov-04       10,915       11,209        9,970       12,869
30-Nov-02        8,524        8,740        7,057       11,713     31-Dec-04       11,176       11,509       10,354       12,987
31-Dec-02        8,306        8,559        6,717       11,956

INVESTOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------   ----------------------------------------------------------------
                GROWTH &                MSCI AC  LEHMAN BROTHERS                   GROWTH &                MSCI AC  LEHMAN BROTHERS
                INCOME                   WORLD      AGGREGATE                      INCOME                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                      ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX           DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------   ----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        8,054        8,407        6,514       11,967
31-Jan-01       10,220       10,182       10,194       10,163     28-Feb-03        7,998        8,367        6,402       12,132
28-Feb-01        9,747        9,702        9,334       10,251     31-Mar-03        8,031        8,350        6,385       12,122
30-Mar-01        9,348        9,340        8,723       10,303     30-Apr-03        8,498        8,826        6,955       12,223
30-Apr-01        9,769        9,740        9,369       10,259     31-May-03        8,840        9,197        7,356       12,450
31-May-01        9,783        9,690        9,253       10,321     30-Jun-03        8,940        9,287        7,486       12,425
29-Jun-01        9,647        9,524        8,964       10,360     31-Jul-03        9,002        9,276        7,639       12,008
31-Jul-01        9,566        9,534        8,846       10,592     29-Aug-03        9,128        9,422        7,806       12,087
31-Aug-01        9,303        9,304        8,424       10,714     30-Sep-03        9,203        9,558        7,855       12,407
28-Sep-01        8,737        8,856        7,682       10,838     31-Oct-03        9,561        9,864        8,323       12,292
31-Oct-01        8,892        9,033        7,830       11,065     28-Nov-03        9,687        9,965        8,452       12,321
30-Nov-01        9,189        9,304        8,295       10,912     31-Dec-03        9,988       10,382        8,984       12,447
31-Dec-01        9,273        9,316        8,348       10,842     30-Jan-04       10,143       10,517        9,130       12,546
31-Jan-02        9,130        9,178        8,096       10,930     27-Feb-04       10,236       10,670        9,287       12,682
28-Feb-02        9,049        9,166        8,027       11,036     31-Mar-04       10,219       10,662        9,229       12,777
28-Mar-02        9,272        9,350        8,384       10,853     30-Apr-04       10,035       10,424        9,045       12,445
30-Apr-02        9,143        9,234        8,102       11,064     28-May-04       10,092       10,468        9,133       12,395
31-May-02        9,122        9,278        8,121       11,158     30-Jun-04       10,245       10,624        9,325       12,466
30-Jun-02        8,754        8,974        7,630       11,255     30-Jul-04       10,046       10,459        9,023       12,589
31-Jul-02        8,300        8,564        6,988       11,391     31-Aug-04       10,111       10,569        9,066       12,830
30-Aug-02        8,355        8,633        7,002       11,583     30-Sep-04       10,309       10,703        9,240       12,864
30-Sep-02        7,831        8,120        6,234       11,771     29-Oct-04       10,409       10,897        9,469       12,972
31-Oct-02        8,163        8,466        6,695       11,717     30-Nov-04       10,709       11,209        9,970       12,869
30-Nov-02        8,446        8,740        7,057       11,713     31-Dec-04       10,968       11,509       10,354       12,987
31-Dec-02        8,227        8,559        6,717       11,956


C CLASS SHARES
12/31/02 through 12/31/04

----------------------------------------------------------------   ----------------------------------------------------------------
                GROWTH &                MSCI AC  LEHMAN BROTHERS                   GROWTH &                MSCI AC  LEHMAN BROTHERS
                INCOME                   WORLD      AGGREGATE                      INCOME                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                      ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX           DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------   ----------------------------------------------------------------
31-Dec-02       10,000       10,000       10,000       10,000     30-Jan-04       12,265       12,287       13,594       10,494
31-Jan-03        9,789        9,822        9,698       10,009     27-Feb-04       12,377       12,466       13,826       10,607
28-Feb-03        9,713        9,776        9,532       10,147     31-Mar-04       12,353       12,457       13,740       10,687
31-Mar-03        9,752        9,756        9,506       10,139     30-Apr-04       12,122       12,179       13,466       10,409
30-Apr-03       10,311       10,312       10,355       10,223     28-May-04       12,183       12,231       13,598       10,367
31-May-03       10,726       10,745       10,951       10,413     30-Jun-04       12,365       12,412       13,883       10,427
30-Jun-03       10,844       10,850       11,145       10,392     30-Jul-04       12,123       12,220       13,434       10,530
31-Jul-03       10,912       10,838       11,373       10,043     31-Aug-04       12,193       12,349       13,498       10,731
29-Aug-03       11,065       11,009       11,622       10,110     30-Sep-04       12,427       12,505       13,758       10,760
30-Sep-03       11,158       11,167       11,696       10,377     29-Oct-04       12,538       12,732       14,098       10,850
31-Oct-03       11,584       11,525       12,392       10,281     30-Nov-04       12,900       13,096       14,844       10,763
28-Nov-03       11,729       11,643       12,584       10,306     31-Dec-04       13,198       13,447       15,416       10,862
31-Dec-03       12,094       12,130       13,376       10,411


A CLASS SHARES
9/30/03 through 12/31/04

----------------------------------------------------------------
                GROWTH &                MSCI AC  LEHMAN BROTHERS
                INCOME                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------
30-Sep-03        9,425       10,000       10,000       10,000
31-Oct-03        9,784       10,320       10,595        9,907
28-Nov-03        9,913       10,426       10,759        9,931
31-Dec-03       10,223       10,862       11,437       10,032
30-Jan-04       10,382       11,003       11,623       10,112
27-Feb-04       10,476       11,163       11,822       10,222
31-Mar-04       10,461       11,155       11,748       10,298
30-Apr-04       10,280       10,906       11,514       10,030
28-May-04       10,330       10,952       11,627        9,990
30-Jun-04       10,492       11,115       11,870       10,047
30-Jul-04       10,295       10,943       11,486       10,147
31-Aug-04       10,354       11,058       11,541       10,341
30-Sep-04       10,561       11,198       11,763       10,368
29-Oct-04       10,663       11,402       12,054       10,456
30-Nov-04       10,970       11,727       12,692       10,372
31-Dec-04       11,239       12,041       13,181       10,467

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                         12/27/00                 12/27/00                12/30/02                  9/29/03
                                 -----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                10.21%                     9.79%             9.12%       8.03%       9.93%       3.61%
Since Inception, Annualized              2.85%                     2.36%            14.94%         n/a      14.67%       9.40%

--------------------------------------------------------------------------------
FUND ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           --------------------------------------------------------------------------------------
[graphic]  GROWTH - INTECH                                               128            19.8%
[graphic]  VALUE - Wellington Management Group                           109            17.9%
[graphic]  SMALL TO MID CAP - SSgA Funds Management                      388            10.0%                 [PIE CHART]
[graphic]  INTERNATIONAL EQUITY - JPMorgan Fleming Asset Management       95            12.0%
[graphic]  HIGH YIELD BOND - FMA Advisors                                100             5.0%                  EQUITY 60%
[graphic]  INTERMEDIATE FIXED-INCOME - Cypress Asset Management           82             9.0%               FIXED-INCOME 40%
[graphic]  SHORT-INTERMEDIATE FIXED - Cypress Asset Management           119            14.9%
[graphic]  MORTGAGE SECURITIES - BlackRock Financial Management          511             4.0%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33             7.4%
           --------------------------------------------------------------------------------------
           TOTAL                                                       1,565           100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable
(5) The Composite Index is made up of 40% Lehman Brothers Aggregate Bond Index and 60% MSCI AC World Free Index.


--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THESE MAJOR SECTORS ARE SUBDIVIDED INTO MORE SPECIFIC INDICES THAT ARE CALCULATED AND REPORTED ON A REGULAR BASIS. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS.INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      29

--------------------------------------------------------------------------------
[Graphic]                    GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o    THE INVESTMENT GOAL   The  Accessor  Growth  Allocation  Fund  seeks   high
potential capital appreciation and some current income.

o THE INVESTMENT STRATEGY This Fund is designed for growth-oriented investors primarily interested in seeing their investments grow over the long-term and willing to risk losing a portion of their money in the short-term. Historically stocks have offered greater potential for long-term gains; therefore, the Fund overweights Accessor's four equity funds while still retaining a portion of its assets in the four fixed-income funds. A limited amount of its assets may also be invested in the U.S. Government Money Fund. The increased exposure to equities may increase the potential long-term returns of the Fund as well as the short-term volatility associated with equity investments. While the Fund is a fairly volatile investment designed for growth-oriented investors, the slight allocation in bonds through the Accessor fixed-income funds is intended to buffer the downturns in the stock markets. Since these periodic downturns are unpredictable, Growth Allocation Fund investors should have a long-term investment horizon.

o 2004 OVERVIEW The Fund gained 12.75% compared to 13.05% for its benchmark composite index which is an appropriate mix of the MSCI World Index and the Lehman Brothers Aggregate Index. Beneficial influences included an overweighting in high-yield bonds, which was reduced in July as the sector became more expensive. The Fund also benefited from the outperformance of its growth and small to mid cap segments through the Accessor Growth Fund and Accessor Small to Mid Cap Fund, where the money managers exceeded their benchmarks. The exposure to small to mid cap stocks and to value stocks (both of which outperformed large cap growth stocks) through the Accessor Small to Mid Cap Fund and the Accessor Value Fund were positive influences; and exposure to the falling dollar via international stockholdings in the International Equity Fund helped drive results. The fund's exposure through its investments in the fixed-income funds to lower rates on the short end of the yield curve hurt performance.





























ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
30                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
        GROWTH ALLOCATION FUND VS. UNMANAGED INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------  ----------------------------------------------------------------
                                        MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------  ----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        7,249        7,415        6,514       11,967
31-Jan-01       10,207       10,188       10,194       10,163     28-Feb-03        7,159        7,334        6,402       12,132
28-Feb-01        9,514        9,518        9,334       10,251     31-Mar-03        7,204        7,317        6,385       12,122
30-Mar-01        8,980        9,029        8,723       10,303     30-Apr-03        7,739        7,852        6,955       12,223
30-Apr-01        9,522        9,557        9,369       10,259     31-May-03        8,141        8,243        7,356       12,450
31-May-01        9,522        9,473        9,253       10,321     30-Jun-03        8,253        8,356        7,486       12,425
29-Jun-01        9,364        9,244        8,964       10,360     31-Jul-03        8,372        8,437        7,639       12,008
31-Jul-01        9,222        9,188        8,846       10,592     29-Aug-03        8,533        8,596        7,806       12,087
31-Aug-01        8,852        8,858        8,424       10,714     30-Sep-03        8,588        8,685        7,855       12,407
28-Sep-01        8,156        8,255        7,682       10,838     31-Oct-03        9,036        9,082        8,323       12,292
31-Oct-01        8,318        8,417        7,830       11,065     28-Nov-03        9,197        9,199        8,452       12,321
30-Nov-01        8,709        8,793        8,295       10,912     31-Dec-03        9,570        9,681        8,984       12,447
31-Dec-01        8,830        8,827        8,348       10,842     30-Jan-04        9,746        9,823        9,130       12,546
31-Jan-02        8,640        8,628        8,096       10,930     27-Feb-04        9,866        9,978        9,287       12,682
28-Feb-02        8,524        8,586        8,027       11,036     31-Mar-04        9,839        9,943        9,229       12,777
28-Mar-02        8,826        8,862        8,384       10,853     30-Apr-04        9,641        9,733        9,045       12,445
30-Apr-02        8,636        8,659        8,102       11,064     28-May-04        9,718        9,802        9,133       12,395
31-May-02        8,602        8,689        8,121       11,158     30-Jun-04        9,918        9,977        9,325       12,466
30-Jun-02        8,147        8,284        7,630       11,255     30-Jul-04        9,656        9,739        9,023       12,589
31-Jul-02        7,592        7,746        6,988       11,391     31-Aug-04        9,698        9,813        9,066       12,830
30-Aug-02        7,633        7,785        7,002       11,583     30-Sep-04        9,952        9,969        9,240       12,864
30-Sep-02        7,031        7,127        6,234       11,771     29-Oct-04       10,059       10,183        9,469       12,972
31-Oct-02        7,423        7,542        6,695       11,717     30-Nov-04       10,470       10,599        9,970       12,869
30-Nov-02        7,753        7,869        7,057       11,713     31-Dec-04       10,791       10,944       10,354       12,987
31-Dec-02        7,463        7,597        6,717       11,956

INVESTOR CLASS SHARES
12/31/00 through 12/31/04

----------------------------------------------------------------  ----------------------------------------------------------------
                                        MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------  ----------------------------------------------------------------
31-Dec-00       10,000       10,000       10,000       10,000     31-Jan-03        7,175        7,415        6,514       11,967
31-Jan-01       10,207       10,188       10,194       10,163     28-Feb-03        7,080        7,334        6,402       12,132
28-Feb-01        9,501        9,518        9,334       10,251     31-Mar-03        7,123        7,317        6,385       12,122
30-Mar-01        8,969        9,029        8,723       10,303     30-Apr-03        7,645        7,852        6,955       12,223
30-Apr-01        9,509        9,557        9,369       10,259     31-May-03        8,043        8,243        7,356       12,450
31-May-01        9,503        9,473        9,253       10,321     30-Jun-03        8,150        8,356        7,486       12,425
29-Jun-01        9,340        9,244        8,964       10,360     31-Jul-03        8,260        8,437        7,639       12,008
31-Jul-01        9,193        9,188        8,846       10,592     29-Aug-03        8,419        8,596        7,806       12,087
31-Aug-01        8,824        8,858        8,424       10,714     30-Sep-03        8,469        8,685        7,855       12,407
28-Sep-01        8,126        8,255        7,682       10,838     31-Oct-03        8,911        9,082        8,323       12,292
31-Oct-01        8,288        8,417        7,830       11,065     28-Nov-03        9,063        9,199        8,452       12,321
30-Nov-01        8,671        8,793        8,295       10,912     31-Dec-03        9,426        9,681        8,984       12,447
31-Dec-01        8,787        8,827        8,348       10,842     30-Jan-04        9,600        9,823        9,130       12,546
31-Jan-02        8,591        8,628        8,096       10,930     27-Feb-04        9,703        9,978        9,287       12,682
28-Feb-02        8,476        8,586        8,027       11,036     31-Mar-04        9,679        9,943        9,229       12,777
28-Mar-02        8,772        8,862        8,384       10,853     30-Apr-04        9,478        9,733        9,045       12,445
30-Apr-02        8,575        8,659        8,102       11,064     28-May-04        9,554        9,802        9,133       12,395
31-May-02        8,535        8,689        8,121       11,158     30-Jun-04        9,738        9,977        9,325       12,466
30-Jun-02        8,085        8,284        7,630       11,255     30-Jul-04        9,481        9,739        9,023       12,589
31-Jul-02        7,527        7,746        6,988       11,391     31-Aug-04        9,516        9,813        9,066       12,830
30-Aug-02        7,568        7,785        7,002       11,583     30-Sep-04        9,768        9,969        9,240       12,864
30-Sep-02        6,969        7,127        6,234       11,771     29-Oct-04        9,866       10,183        9,469       12,972
31-Oct-02        7,351        7,542        6,695       11,717     30-Nov-04       10,269       10,599        9,970       12,869
30-Nov-02        7,672        7,869        7,057       11,713     31-Dec-04       10,579       10,944       10,354       12,987
31-Dec-02        7,387        7,597        6,717       11,956


C CLASS SHARES
12/31/02 through 12/31/04

----------------------------------------------------------------  ----------------------------------------------------------------
                                        MSCI AC  LEHMAN BROTHERS                                          MSCI AC  LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE                     GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND                     ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX          DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------  ----------------------------------------------------------------
31-Dec-02       10,000       10,000       10,000       10,000     30-Jan-04       12,937       12,929       13,594       10,494
31-Jan-03        9,704        9,760        9,698       10,009     27-Feb-04       13,077       13,134       13,826       10,607
28-Feb-03        9,574        9,653        9,532       10,147     31-Mar-04       13,034       13,088       13,740       10,687
31-Mar-03        9,636        9,631        9,506       10,139     30-Apr-04       12,754       12,811       13,466       10,409
30-Apr-03       10,342       10,335       10,355       10,223     28-May-04       12,857       12,902       13,598       10,367
31-May-03       10,871       10,850       10,951       10,413     30-Jun-04       13,101       13,133       13,883       10,427
30-Jun-03       11,013       10,999       11,145       10,392     30-Jul-04       12,745       12,818       13,434       10,530
31-Jul-03       11,162       11,105       11,373       10,043     31-Aug-04       12,792       12,917       13,498       10,731
29-Aug-03       11,366       11,314       11,622       10,110     30-Sep-04       13,118       13,122       13,758       10,760
30-Sep-03       11,432       11,431       11,696       10,377     29-Oct-04       13,249       13,404       14,098       10,850
31-Oct-03       12,020       11,955       12,392       10,281     30-Nov-04       13,774       13,950       14,844       10,763
28-Nov-03       12,226       12,108       12,584       10,306     31-Dec-04       14,186       14,405       15,416       10,862
31-Dec-03       12,704       12,743       13,376       10,411


A CLASS SHARES
9/30/03 through 12/31/04

----------------------------------------------------------------
                                        MSCI AC  LEHMAN BROTHERS
                GROWTH                   WORLD      AGGREGATE
              ALLOCATION    COMPOSITE    FREE          BOND
   DATE          FUND         INDEX      INDEX        INDEX
----------------------------------------------------------------
30-Sep-03        9,425       10,000       10,000       10,000
31-Oct-03        9,925       10,458       10,595        9,907
28-Nov-03       10,101       10,592       10,759        9,931
31-Dec-03       10,497       11,147       11,437       10,032
30-Jan-04       10,698       11,310       11,623       10,112
27-Feb-04       10,813       11,490       11,822       10,222
31-Mar-04       10,785       11,449       11,748       10,298
30-Apr-04       10,561       11,207       11,514       10,030
28-May-04       10,654       11,286       11,627        9,990
30-Jun-04       10,865       11,488       11,870       10,047
30-Jul-04       10,578       11,213       11,486       10,147
31-Aug-04       10,617       11,299       11,541       10,341
30-Sep-04       10,894       11,479       11,763       10,368
29-Oct-04       11,011       11,726       12,054       10,456
30-Nov-04       11,453       12,204       12,692       10,372
31-Dec-04       11,803       12,602       13,181       10,467

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                         12/27/00                 12/27/00                12/30/02                  9/29/03
                                 ----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)      NAV        POP(3)
-------------------------------------------------------------------------------------------------------------------------------
One Year                                12.75%                     12.22%           11.67%      10.55%      12.43%       5.96%
Since Inception, Annualized              1.91%                      1.41%           19.21%         n/a      18.96%      13.49%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           --------------------------------------------------------------------------------------
[graphic]  GROWTH - INTECH                                               128            25.9%
[graphic]  VALUE - Wellington Management Group                           109            24.4%
[graphic]  SMALL TO MID CAP - SSgA Funds Management                      388            13.7%                  [PIE CHART]
[graphic]  INTERNATIONAL EQUITY - JPMorgan Fleming Asset Management       95            16.2%
[graphic]  HIGH YIELD BOND - FMA Advisors                                100             5.0%                   EQUITY 80%
[graphic]  INTERMEDIATE FIXED-INCOME - Cypress Asset Management           82             5.0%                FIXED-INCOME 20%
[graphic]  SHORT-INTERMEDIATE FIXED - Cypress Asset Management           119             6.0%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33             3.7%
           --------------------------------------------------------------------------------------
           TOTAL                                                       1,054           100.0%


--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable
(5) The Composite Index is made up of 20% Lehman Brothers Aggregate Bond Index and 80% MSCI AC World Free Index.

--------------------------------------------------------------------------------
THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THESE MAJOR SECTORS ARE SUBDIVIDED INTO MORE SPECIFIC INDICES THAT ARE CALCULATED AND REPORTED ON A REGULAR BASIS. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS.INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      31

--------------------------------------------------------------------------------
[Graphic]               AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o    THE INVESTMENT GOAL   The Accessor  Aggressive Growth Allocation Fund seeks
high potential capital appreciation.

o THE INVESTMENT STRATEGY This Fund is designed for the aggressive investor who is interested only in growth of capital, not income generation. Additionally, aggressive investors realize that in order to maximize growth, they must be willing to take risks. The Fund currently targets a full investment in the domestic and international equity markets by investing in Accessor's four equity funds. A limited amount may also be invested in the U.S. Government Money Fund for liquidity. While the Fund's equity holdings are well-diversified, there is no bond allocation. This concentration in equity has historically proven to be extremely volatile in the short-term. Investors should be willing to invest for longer periods of time in order to achieve their investment goals.

o 2004 OVERVIEW The Fund gained 14.60% compared to 13.30% for its benchmark, the MSCI All Country World Index. Beneficial influences included the outperformance of the Fund's growth and small to mid cap segments through the Accessor Growth Fund and Accessor Small to Mid Cap Fund, where the managers exceeded their benchmarks. The exposure to small to mid cap stocks and to value stocks (both of which outperformed large cap growth) through the Accessor Small to Mid Cap Fund and the Accessor Value Fund were positive influences; and
exposure to the falling dollar via international stockholdings in the International Equity Fund helped drive results.



































ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
32                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
    AGGRESSIVE GROWTH ALLOCATION FUND VS. UNMANAGED MSCI AC WORLD FREE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12/31/00 through 12/31/04

------------------------------------         ------------------------------------
              AGGRESSIVE     MSCI AC                       AGGRESSIVE     MSCI AC
                GROWTH        WORLD                          GROWTH        WORLD
              ALLOCATION       FREE                        ALLOCATION       FREE
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
31-Dec-00       10,000       10,000           31-Jan-03       6,500        6,514
31-Jan-01       10,153       10,194           28-Feb-03       6,386        6,402
28-Feb-01         9,280       9,334           31-Mar-03       6,420        6,385
30-Mar-01         8,633       8,723           30-Apr-03       6,937        6,955
30-Apr-01         9,287       9,369           31-May-03       7,367        7,356
31-May-01         9,266       9,253           30-Jun-03       7,460        7,486
29-Jun-01         9,106       8,964           31-Jul-03       7,608        7,639
31-Jul-01         8,905       8,846           29-Aug-03       7,769        7,806
31-Aug-01         8,446       8,424           30-Sep-03       7,790        7,855
28-Sep-01         7,686       7,682           31-Oct-03       8,268        8,323
31-Oct-01         7,839       7,830           28-Nov-03       8,437        8,452
30-Nov-01         8,272       8,295           31-Dec-03       8,814        8,984
31-Dec-01         8,431       8,348           30-Jan-04       8,990        9,130
31-Jan-02         8,210       8,096           27-Feb-04       9,118        9,287
28-Feb-02         8,062       8,027           31-Mar-04       9,084        9,229
28-Mar-02         8,411       8,384           30-Apr-04       8,869        9,045
30-Apr-02         8,156       8,102           28-May-04       8,990        9,133
31-May-02         8,109       8,121           30-Jun-04       9,185        9,325
30-Jun-02         7,624       7,630           30-Jul-04       8,868        9,023
31-Jul-02         6,947       6,988           31-Aug-04       8,889        9,066
30-Aug-02         6,975       7,002           30-Sep-04       9,171        9,240
30-Sep-02         6,331       6,234           29-Oct-04       9,279        9,469
31-Oct-02         6,753       6,695           30-Nov-04       9,744        9,970
30-Nov-02         7,068       7,057           31-Dec-04      10,102       10,354
31-Dec-02         6,743       6,717

INVESTOR CLASS SHARES
12/31/00 through 12/31/04

------------------------------------         ------------------------------------
              AGGRESSIVE     MSCI AC                       AGGRESSIVE     MSCI AC
                GROWTH        WORLD                          GROWTH        WORLD
              ALLOCATION       FREE                        ALLOCATION       FREE
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
31-Dec-00       10,000       10,000           31-Jan-03      6,435         6,514
31-Jan-01       10,160       10,194           28-Feb-03      6,321         6,402
28-Feb-01        9,279        9,334           31-Mar-03      6,348         6,385
30-Mar-01        8,625        8,723           30-Apr-03      6,865         6,955
30-Apr-01        9,272        9,369           31-May-03      7,281         7,356
31-May-01        9,251        9,253           30-Jun-03      7,375         7,486
29-Jun-01        9,091        8,964           31-Jul-03      7,516         7,639
31-Jul-01        8,878        8,846           29-Aug-03      7,670         7,806
31-Aug-01        8,424        8,424           30-Sep-03      7,683         7,855
28-Sep-01        7,657        7,682           31-Oct-03      8,153         8,323
31-Oct-01        7,810        7,830           28-Nov-03      8,321         8,452
30-Nov-01        8,237        8,295           31-Dec-03      8,690         8,984
31-Dec-01        8,389        8,348           30-Jan-04      8,851         9,130
31-Jan-02        8,168        8,096           27-Feb-04      8,978         9,287
28-Feb-02        8,014        8,027           31-Mar-04      8,945         9,229
28-Mar-02        8,362        8,384           30-Apr-04      8,723         9,045
30-Apr-02        8,107        8,102           28-May-04      8,838         9,133
31-May-02        8,054        8,121           30-Jun-04      9,032         9,325
30-Jun-02        7,570        7,630           30-Jul-04      8,717         9,023
31-Jul-02        6,898        6,988           31-Aug-04      8,730         9,066
30-Aug-02        6,918        7,002           30-Sep-04      9,005         9,240
30-Sep-02        6,274        6,234           29-Oct-04      9,106         9,469
31-Oct-02        6,697        6,695           30-Nov-04      9,562         9,970
30-Nov-02        7,006        7,057           31-Dec-04      9,907        10,354
31-Dec-02        6,677        6,717


C CLASS SHARES
12/31/02 through 12/31/04

------------------------------------         ------------------------------------
              AGGRESSIVE     MSCI AC                       AGGRESSIVE     MSCI AC
                GROWTH        WORLD                          GROWTH        WORLD
              ALLOCATION       FREE                        ALLOCATION       FREE
   DATE          FUND         INDEX             DATE          FUND         INDEX
------------------------------------         ------------------------------------
31-Dec-02       10,000       10,000           30-Jan-04      13,188       13,594
31-Jan-03        9,631        9,698           27-Feb-04      13,367       13,826
28-Feb-03        9,461        9,532           31-Mar-04      13,307       13,740
31-Mar-03        9,501        9,506           30-Apr-04      12,978       13,466
30-Apr-03       10,258       10,355           28-May-04      13,138       13,598
31-May-03       10,886       10,951           30-Jun-04      13,427       13,883
30-Jun-03       11,016       11,145           30-Jul-04      12,949       13,434
31-Jul-03       11,225       11,373           31-Aug-04      12,959       13,498
29-Aug-03       11,444       11,622           30-Sep-04      13,367       13,758
30-Sep-03       11,463       11,696           29-Oct-04      13,506       14,098
31-Oct-03       12,160       12,392           30-Nov-04      14,183       14,844
28-Nov-03       12,400       12,584           31-Dec-04      14,681       15,416
31-Dec-03       12,948       13,376


A CLASS SHARES
9/30/03 through 12/31/04

------------------------------------
              AGGRESSIVE     MSCI AC
                GROWTH        WORLD
              ALLOCATION       FREE
   DATE          FUND         INDEX
------------------------------------
30-Sep-03         9,425      10,000
31-Oct-03        10,012      10,595
28-Nov-03        10,216      10,759
31-Dec-03        10,664      11,437
30-Jan-04        10,876      11,623
27-Feb-04        11,032      11,822
31-Mar-04        10,983      11,748
30-Apr-04        10,722      11,514
28-May-04        10,860      11,627
30-Jun-04        11,097      11,870
30-Jul-04        10,713      11,486
31-Aug-04        10,729      11,541
30-Sep-04        11,064      11,763
29-Oct-04        11,194      12,054
30-Nov-04        11,757      12,692
31-Dec-04        12,182      13,181

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/04
--------------------------------------------------------------------------------

                                     ADVISOR CLASS           INVESTOR CLASS              C CLASS                  A CLASS
INCEPTION DATE                         12/27/00                 12/27/00                12/30/02                  9/29/03
                                 -----------------------------------------------------------------------------------------------
                                          NAV                      NAV               NAV        CDSC(2)       NAV        POP(3)
--------------------------------------------------------------------------------------------------------------------------------
One Year                                14.60%                     14.01%           13.38%      12.25%      14.23%       7.66%
Since Inception, Annualized              0.26%                     -0.24%           21.28%         n/a      21.79%      16.19%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/04
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           --------------------------------------------------------------------------------------
[graphic]  GROWTH - INTECH                                               128            31.9%                 [PIE CHART]
[graphic]  VALUE - Wellington Management Group                           109            29.9%
[graphic]  SMALL TO MID CAP - SSgA Funds Management                      388            16.9%                  EQUITY 99%
[graphic]  INTERNATIONAL EQUITY - JPMorgan Fleming Asset Management       95            20.0%                FIXED-INCOME 1%
[graphic]  U.S. GOVERNMENT MONEY - Accessor Capital Management            33             1.4%
           --------------------------------------------------------------------------------------
           TOTAL                                                         753           100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.


--------------------------------------------------------------------------------
THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING EQUITY MARKETS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      33

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in the Fund from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming actual returns for the six months ended December 31, 2004)
--------------------------------------------------------------------------------

UNDERLYING FUND                                         ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
  Expenses Paid Per $1,000*                       $         4.70    $        7.07    $         9.85    $        6.68
  Ending Value (after expenses)                         1,049.96         1,047.49          1,044.85         1,047.88

Value Fund
  Expenses Paid Per $1,000*                                 4.44             6.88              9.73             6.27
  Ending Value (after expenses)                         1,111.28         1,109.13          1,105.87         1,109.52

Small to Mid Cap Fund
  Expenses Paid Per $1,000*                                 6.44             8.94             11.75             8.30
  Ending Value (after expenses)                         1,126.88         1,124.01          1,121.17         1,124.55

International Equity Fund
  Expenses Paid Per $1,000*                                 6.69             9.13             12.06             8.42
  Ending Value (after expenses)                         1,148.37         1,146.51          1,142.75         1,147.01

High Yield Bond Fund
  Expenses Paid Per $1,000*                                 4.33             6.69              9.53             5.60
  Ending Value (after expenses)                         1,078.64         1,075.54          1,072.68         1,076.44

Intermediate Fixed-Income Fund
  Expenses Paid Per $1,000*                                 4.47             7.09              9.55             5.75
  Ending Value (after expenses)                         1,040.64         1,037.93          1,035.66         1,039.49

Short-Intermediate Fixed-Income Fund
  Expenses Paid Per $1,000*                                 3.25             5.49              8.36             5.03
  Ending Value (after expenses)                         1,022.65         1,020.38          1,016.90         1,020.87

Mortgage Securities Fund
  Expenses Paid Per $1,000*                                 4.16             6.60              9.23             5.40
  Ending Value (after expenses)                         1,034.79         1,032.39          1,029.78         1,033.60

U.S. Government Money Fund
  Expenses Paid Per $1,000*                                 2.34             3.60              3.60             3.63
  Ending Value (after expenses)                         1,006.14         1,004.90          1,004.88         1,004.90
--------------------------------------------------------------------------------------------------------------------

FUND                                                    EXPENSES
--------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government Fund
  Expenses Paid Per $1,000*                                 2.81
  Ending Value (after expenses)                         1,004.40


--------------------------------------------------------------------------------
*  Expenses  for each share  class are  calculated  using the Fund's  annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/04. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days, except Limited Duration U.S. Government Fund was 178 days); and then dividing that result by the number of days in the year (366 days).

--------------------------------------------------------------------------------
34                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming actual returns for the six months ended December 31, 2004)
--------------------------------------------------------------------------------

ALLOCATION FUND                                   ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
--------------------------------------------------------------------------------------------------------------------
Income Allocation Fund
  Expenses Paid Per $1,000*                       $         1.00    $        3.54    $         6.09    $        2.29
  Ending Value (after expenses)                         1,026.62         1,024.20          1,021.13         1,025.42

Income & Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.01             3.58              6.16             2.83
  Ending Value (after expenses)                         1,048.98         1,046.52          1,043.63         1,047.30

Balanced Allocation Fund
  Expenses Paid Per $1,000*                                 1.02             3.56              6.20             2.85
  Ending Value (after expenses)                         1,064.56         1,062.19          1,059.80         1,062.93

Growth & Income Allocation Fund
  Expenses Paid Per $1,000*                                 1.02             3.55              6.23             2.87
  Ending Value (after expenses)                         1,072.76         1,070.40          1,067.44         1,071.14

Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.03             3.64              6.28             2.88
  Ending Value (after expenses)                         1,088.00         1,086.21          1,082.81         1,086.23

Aggressive Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.04             3.67              6.31             2.90
  Ending Value (after expenses)                         1,099.79         1,096.89          1,093.47         1,097.79

--------------------------------------------------------------------------------
*  Expenses  for each share  class are  calculated  using the Fund's  annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/04. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days);  and then  dividing  that  result by the  number of days in the year (366 days).
================================================================================



























--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSE WITH THOSE OF OTHER FUNDS |
---------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other Funds. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

-------------------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming a hypothetical 5% annualized return for the six months ended December 31, 2004)
-------------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
-------------------------------------------------------------------------------------------------------------------------
Growth Fund
  Expenses paid per $1,000                        $         4.64    $        6.97    $         9.71    $        6.59
  Ending value (after expenses)                         1,020.55         1,018.23          1,015.50         1,018.61

Value Fund
  Expenses paid per $1,000                                  4.25             6.59              9.32             6.00
  Ending value (after expenses)                         1,020.93         1,018.61          1,015.89         1,019.20

Small to Mid Cap Fund
  Expenses paid per $1,000                                  6.11             8.49             11.16             7.88
  Ending value (after expenses)                         1,019.08         1,016.72          1,014.06         1,017.33

International Equity Fund
  Expenses paid per $1,000                                  6.29             8.58             11.33             7.91
  Ending value (after expenses)                         1,018.90         1,016.63          1,013.88         1,017.29

High Yield Bond Fund
  Expenses paid per $1,000                                  4.21             6.51              9.27             5.44
  Ending value (after expenses)                         1,020.97         1,018.69          1,015.94         1,019.75

Intermediate Fixed-Income Fund
  Expenses paid per $1,000                                  4.43             7.02              9.46             5.70
  Ending value (after expenses)                         1,020.75         1,018.18          1,015.75         1,019.49

Short-Intermediate Fixed-Income Fund
  Expenses paid per $1,000                                  3.25             5.49              8.36             5.03
  Ending value (after expenses)                         1,021.92         1,019.71          1,016.84         1,020.16

Mortgage Securities Fund
  Expenses paid per $1,000                                  4.13             6.56              9.16             5.36
  Ending value (after expenses)                         1,021.05         1,018.64          1,016.04         1,019.83

U.S. Government Money Fund
  Expenses paid per $1,000                                  2.36             3.63              3.63             3.66
  Ending value (after expenses)                         1,022.80         1,021.55          1,021.55         1,021.52
-------------------------------------------------------------------------------------------------------------------------
FUND                                                    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government Fund
  Expenses paid per $1,000                                  2.93
  Ending value (after expenses)                         1,022.24

--------------------------------------------------------------------------------
*  Expenses  for each share  class are  calculated  using the Fund's  annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/04. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days, except Limited Duration U.S. Government Fund was 178 days); and then dividing that result by the number of days in the year (366 days).
--------------------------------------------------------------------------------
36                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming a hypothetical 5% annualized return for the six months ended December 31, 2004)
---------------------------------------------------------------------------------------------------------------------
ALLOCATION FUND                                      ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
---------------------------------------------------------------------------------------------------------------------
Income Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.53              6.09             2.28
  Ending Value (after expenses)                         1,024.15         1,021.64          1,019.11         1,022.88

Income & Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.54              6.09             2.80
  Ending Value (after expenses)                         1,024.15         1,021.64          1,019.11         1,022.37

Balanced Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.49              6.08             2.80
  Ending Value (after expenses)                         1,024.15         1,021.69          1,019.11         1,022.37

Growth & Income Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.47              6.08             2.80
  Ending Value (after expenses)                         1,024.15         1,021.70          1,019.11         1,022.37

Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.53              6.08             2.79
  Ending Value (after expenses)                         1,024.15         1,021.65          1,019.11         1,022.37

Aggressive Growth Allocation Fund
  Expenses Paid Per $1,000*                                 1.00             3.54              6.09             2.80
  Ending Value (after expenses)                         1,024.15         1,021.64          1,019.10         1,022.37
---------------------------------------------------------------------------------------------------------------------

*  Expenses  for each share  class are  calculated  using the Fund's  annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/04. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (366 days).
================================================================================

o    FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:

---------------------------------------------------------------------------------------------------------------------
FUND                                                ADVISOR CLASS    INVESTOR CLASS       C CLASS           A CLASS
---------------------------------------------------------------------------------------------------------------------
Growth                                                  0.91%            1.37%             1.92%            1.30%
Value                                                   0.84%            1.30%             1.84%            1.18%
Small to Mid Cap                                        1.20%            1.67%             2.20%            1.55%
International Equity                                    1.24%            1.69%             2.24%            1.56%
High Yield Bond                                         0.83%            1.28%             1.83%            1.07%
Intermediate Fixed-Income                               0.87%            1.38%             1.87%            1.12%
Short-Intermediate Fixed-Income                         0.64%            1.08%             1.65%            0.99%
Mortgage Securities                                     0.81%            1.29%             1.81%            1.06%
U.S. Government Money                                   0.46%            0.71%             0.71%            0.72%
Income Allocation                                       0.20%            0.70%             1.20%            0.45%
Income & Growth Allocation                              0.20%            0.70%             1.20%            0.55%
Balanced Allocation                                     0.20%            0.69%             1.20%            0.55%
Growth & Income Allocation                              0.20%            0.68%             1.20%            0.55%
Growth Allocation                                       0.20%            0.69%             1.20%            0.55%
Aggressive Growth Allocation                            0.20%            0.70%             1.20%            0.55%
---------------------------------------------------------------------------------------------------------------------
                                                    EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
Limited Duration                                        0.58%
=====================================================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

o    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING  POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-759-3504 or on the SEC's website at http://www.sec.gov.
-------------------

o HOW TO OBTAIN A COPY OF THE ACCESSOR FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-759-3504. Furthermore, you can obtain the Accessor Funds' proxy voting records on the SEC's website at http://www.sec.gov.
-------------------

o    QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Accessor Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's
------------------
Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' N-Q is also available by calling (800) 759-3504.








































--------------------------------------------------------------------------------
38                     ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCK (99.4%)

Aerospace & Defense (2.1%)
  Boeing                                                 21,400   $ 1,107,878
  Lockheed Martin                                        11,200       622,160
  Rockwell Collins                                       12,900       508,776
  United Technologies                                     2,100       217,035
                                                                  -----------
                                                                    2,455,849
Air Freight & Logistics (0.4%)
  United Parcel Service                                   6,100       521,306
                                                                  -----------
                                                                      521,306
Automobiles (0.2%)
  Harley Davidson                                         4,500       273,375
                                                                  -----------
                                                                      273,375
Auto Components (0.0%)
  Goodyear Tire & Rubber *                                3,100        45,446
                                                                  -----------
                                                                       45,446
Beverages (3.4%)
  Anheuser Busch                                         32,700     1,658,871
  Brown Forman                                            5,300       258,004
  Coca-Cola                                               3,000       124,890
  Pepsi Bottling Group                                   39,400     1,065,376
  PepsiCo                                                18,400       960,480
                                                                  -----------
                                                                    4,067,621
Biotechnology (0.4%)
  Genzyme *                                               3,800       220,666
  Medimmune *                                             7,000       189,770
                                                                  -----------
                                                                      410,436
Building Products (1.4%)
  American Standard Companies *                          18,600       768,552
  Sherwin Williams                                       20,800       928,304
                                                                  -----------
                                                                    1,696,856
Capital Markets (0.1%)
  Federated Investors                                     5,300       161,120
                                                                  -----------
                                                                      161,120
Chemicals (0.9%)
  Du Pont (EI) De Nemours                                   700        34,335
  Ecolab                                                 24,100       846,633
  Hercules *                                              7,800       115,830
  Sigma Aldrich                                             400        24,184
                                                                  -----------
                                                                    1,020,982
Commercial Services & Supplies (4.1%)
  Apollo Group *                                         17,500     1,412,425
  Automatic Data Processing                              36,800     1,632,080
  Avery Dennison                                         21,400     1,283,358
  Equifax                                                 4,400       123,640
  Pitney Bowes                                            9,400       435,032
  Robert Half International                                 900        26,487
                                                                  -----------
                                                                    4,913,022
Communications Equipment (2.2%)
  Avaya *                                                 1,600        27,520
  Cisco Systems *                                        12,200       235,460
  Corning *                                              25,600       301,312
  Qualcomm                                               48,200     2,043,680
                                                                  -----------
                                                                    2,607,972

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     39

===============================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Computers & Peripherals (3.0%)
  Apple Computer *                                       10,300   $   663,320
  International Business Machines                        13,169     1,298,200
  Lexmark International Group *                          17,800     1,513,000
  QLogic *                                                1,700        62,441
                                                                  -----------
                                                                    3,536,961
Construction & Engineering (0.1%)
  Fluor                                                   2,700       147,177
                                                                  -----------
                                                                      147,177
Consumer Finance (0.0%)
  American Express                                          500        28,185
                                                                  -----------
                                                                       28,185
Containers & Packaging (1.7%)
  Ball                                                   20,500       901,590
  Pactiv *                                               14,700       371,763
  Sealed Air *                                           13,000       692,510
                                                                  -----------
                                                                    1,965,863
Diversified Financial Services (0.9%)
  Moody's                                                 5,100       442,935
  SLM                                                    12,200       651,358
                                                                  -----------
                                                                    1,094,293
Electrical Utilities (0.4%)
  Centerpoint Energy                                      5,700        64,410
  Texas Utilities                                         5,900       380,904
                                                                  -----------
                                                                      445,314
Electronic Equipment & Instruments (0.9%)
  Rockwell Automation                                     3,500       173,425
  Waters *                                               19,600       917,084
                                                                  -----------
                                                                    1,090,509
Energy Equipment & Services (3.6%)
  Baker Hughes                                            7,500       320,025
  BJ Services                                            36,100     1,680,094
  Halliburton                                               400        15,696
  Schlumberger                                           33,800     2,262,910
                                                                  -----------
                                                                    4,278,725
Food & Staples Retailing (2.4%)
  Sysco                                                   5,000       190,850
  Walgreen                                                1,800        69,066
  Wal-Mart Stores                                        48,200     2,545,924
                                                                  -----------
                                                                    2,805,840
Food Products (7.2%)
  Campbell Soup                                           4,300       128,527
  Hershey Foods                                          27,600     1,532,904
  H.J. Heinz                                             12,900       502,971
  Kellogg                                                41,300     1,844,458
  McCormick & Company                                    21,300       822,180
  Sara Lee                                               86,500     2,088,110
  Wm Wrigley Jr                                          24,300     1,681,317
                                                                  -----------
                                                                    8,600,467
Health Care Providers & Services (2.2%)
  Express Scripts *                                       2,700       206,388
  IMS Health                                                500        11,605
  Quest Diagnostic                                        2,100       200,655
  United Health Group                                    24,400     2,147,932
                                                                  -----------
                                                                    2,566,580

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
40                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Health Care Equipment & Supplies (12.4%)
  Baxter International                                   19,200   $   663,168
  Becton Dickinson                                       49,900     2,834,320
  Biomet                                                 12,200       529,358
  Boston Scientific *                                    10,500       373,275
  C.R. Bard                                              19,900     1,273,202
  Guidant                                                26,700     1,925,070
  Hospira *                                               3,000       100,500
  Medtronic                                              12,500       620,875
  St Jude Medical *                                      62,500     2,620,625
  Stryker                                                37,300     1,799,725
  Zimmer Holdings *                                      25,850     2,071,102
                                                                  -----------
                                                                   14,811,220
Hotels, Restaurants & Leisure (4.1%)
  Harrah's Entertainment                                  2,100       140,469
  International Game Technology                          26,700       917,946
  Marriott International                                  4,500       283,410
  Starbucks *                                            48,700     3,036,932
  Yum! Brands                                            11,500       542,570
                                                                  -----------
                                                                    4,921,327
Household Durables (1.3%)
  Black & Decker                                         14,800     1,307,284
  Newell Rubbermaid                                       6,000       145,140
  Stanley Works                                           1,500        73,485
                                                                  -----------
                                                                    1,525,909
Household Products (3.7%)
  Clorox                                                 17,500     1,031,275
  Colgate Palmolive                                       4,400       225,104
  Kimberly Clark                                         16,200     1,066,122
  Procter & Gamble                                       37,300     2,054,484
                                                                  -----------
                                                                    4,376,985
Industrial Conglomerates (5.0%)
  General Electric                                      149,200     5,445,800
  3M                                                      6,700       549,869
                                                                  -----------
                                                                    5,995,669
Internet & Catalog Retail (1.1%)
  eBay *                                                 10,600     1,232,568
                                                                  -----------
                                                                    1,232,568
Internet Software & Services (1.3%)
  Yahoo! *                                               42,300     1,593,864
                                                                  -----------
                                                                    1,593,864
IT Services (2.0%)
  First Data                                             55,600     2,365,224
                                                                  -----------
                                                                    2,365,224
Leisure Equipment & Products (0.1%)
  Mattel                                                  8,600       167,614
                                                                  -----------
                                                                      167,614
Machinery (2.3%)
  Danaher                                                33,000     1,894,530
  Illinois Tool Works                                     5,800       537,544
  Paccar                                                  3,400       273,632
                                                                  -----------
                                                                    2,705,706
Media (0.1%)
  McGraw Hill                                             1,200       109,848
                                                                  -----------
                                                                      109,848

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     41

===============================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Metals & Mining (0.1%)
  Allegheny Technologies                                  6,800   $   147,356
                                                                  -----------
                                                                      147,356
Multiline Retail (0.8%)
  Target                                                 19,000       986,670
                                                                  -----------
                                                                      986,670
Oil & Gas (5.7%)
  Exxon Mobil                                           128,300     6,576,658
  XTO Energy                                              5,400       191,052
                                                                  -----------
                                                                    6,767,710
Personal Products (5.4%)
  Avon Products                                          76,600     2,964,420
  Gillette                                               77,900     3,488,362
                                                                  -----------
                                                                    6,452,782
Pharmaceuticals (6.3%)
  Abbott Laboratories                                     4,600       214,590
  Allergan                                                2,300       186,461
  Eli Lilly & Co                                         10,300       584,525
  Forest Labratories *                                   26,400     1,184,304
  Johnson & Johnson                                      48,100     3,050,502
  Merck                                                  50,800     1,632,712
  Schering-Plough                                        28,500       595,080
  Wyeth                                                   2,400       102,216
                                                                  -----------
                                                                    7,550,390
Real Estate (0.1%)
  Simon Property Group                                    1,200        77,604
                                                                  -----------
                                                                       77,604
Semiconductors & Semiconductor Equipment (1.4%)
  Broadcom *                                              2,900        93,612
  Intel                                                  23,100       540,309
  Maxim Intergrated Products                             14,600       618,894
  Xilinx                                                 15,300       453,645
                                                                  -----------
                                                                    1,706,460
Software (5.7%)
  Adobe Systems                                           6,700       420,358
  Autodesk                                               30,400     1,153,680
  Computer Associates                                    10,600       329,236
  Microsoft                                             136,900     3,656,599
  Symantec *                                             48,800     1,257,088
                                                                  -----------
                                                                    6,816,961
Specialty Retail (0.6%)
  GAP Stores                                             18,300       386,496
  Home Depot                                              6,100       260,714
                                                                  -----------
                                                                      647,210
Textiles, Apparel & Luxury Goods (1.4%)
  Nike Inc - Class B                                     18,900     1,714,041
                                                                  -----------
                                                                    1,714,041
Tobacco (0.8%)
  Altria Group                                           11,800       720,980
  UST                                                     5,200       250,172
                                                                  -----------
                                                                      971,152
Wireless Telecommunication Services (0.1%)
  Nextel Communications *                                 4,600       138,000
                                                                  -----------
                                                                      138,000

TOTAL COMMON STOCK (IDENTIFIED COST $103,371,557)                 118,516,169
                                                                  -----------

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
42                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                         INTEREST          MATURITY        PRINCIPAL
DECRIPTION                                                 RATE              DATE            AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%         01/03/2005     $    771,373      $     771,373
  12/31/04 (Repurchase value $771,457 collateralized                                                       -------------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $771,373)                                                          771,373
                                                                                                           -------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $104,142,930) (1)                                                119,287,542

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                        11,712
                                                                                                           -------------
TOTAL NET ASSETS (100.0%)                                                                                  $ 119,299,254
                                                                                                           =============





-------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
===============================================================================
                       (800) 759-3504 ~ www.accessor.com                     43

===============================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCK (98.0%)

Aerospace & Defense (3.7%)
  General Dynamics                                      16,600   $ 1,736,360
  United Technologies                                   19,800     2,046,330
                                                                 -----------
                                                                   3,782,690
Beverages (1.4%)
  PepsiCo                                               27,200     1,419,840
                                                                 -----------
                                                                   1,419,840
Biotechnology (1.0%)
  Genzyme *                                             16,900       981,383
                                                                 -----------
                                                                     981,383
Building Products (0.5%)
  Sherwin Williams                                      10,600       473,078
                                                                 -----------
                                                                     473,078
Capital Markets (4.1%)
  Goldman Sachs                                         19,000     1,976,760
  JP Morgan Chase                                       13,300       518,833
  Lehman Brothers Holdings                               7,300       638,604
  Merrill Lynch                                          4,000       239,080
  Morgan Stanley                                        13,600       755,072
                                                                 -----------
                                                                   4,128,349
Chemicals (1.1%)
  Air Products & Chemicals                              14,500       840,565
  Rohm & Haas                                            7,400       327,302
                                                                 -----------
                                                                   1,167,867
Commercial Banks (10.5%)
  Bank of America                                      106,000     4,980,940
  Comerica                                              28,100     1,714,662
  KeyCorp                                               33,100     1,122,090
  National City                                         41,000     1,539,550
  Regions Financial                                      8,500       302,515
  Unionbancal                                           15,100       973,648
                                                                 -----------
                                                                  10,633,405
Commercial Services & Supplies (2.8%)
  Cendant                                               18,200       425,516
  Convergys *                                           26,200       392,738
  First Data                                            17,812       757,723
  Hubbell - Class B                                      7,400       387,020
  Waste Management                                      27,000       808,380
                                                                 -----------
                                                                   2,771,377
Communications Equipment (2.4%)
  Motorola                                              96,200     1,654,640
  Scientific-Atlanta                                    23,300       769,133
                                                                 -----------
                                                                   2,423,773
Computers & Peripherals (1.7%)
  Hewlett-Packard                                       51,000     1,069,470
  Qlogic *                                              17,600       646,448
                                                                 -----------
                                                                   1,715,918
Construction & Engineering (0.8%)
  Lennar                                                13,500       765,180
                                                                 -----------
                                                                     765,180
Distributors (0.2%)
  Genuine Parts                                          4,600       202,676
                                                                 -----------
                                                                     202,676

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
44                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Diversified Financial Services (8.2%)
  Capital One Financial                                 17,100   $ 1,439,991
  Citigroup                                            112,187     5,405,170
  MBNA                                                  50,900     1,434,871
                                                                 -----------
                                                                   8,280,032
Diversified Telecommunication Services (4.4%)
  CenturyTel                                            26,900       954,143
  Citizens Communications                               62,300       859,117
  Sprint - FON                                          45,400     1,128,190
  Verizon Communications                                35,600     1,442,156
                                                                 -----------
                                                                   4,383,606
Electric Utilities (3.5%)
  American Electric Power                               41,500     1,425,110
  Exelon                                                22,400       987,168
  Puget Energy                                          15,300       377,910
  Xcel Energy                                           38,000       691,600
                                                                 -----------
                                                                   3,481,788
Electronic Equipment & Instruments (0.6%)
  Tektronix                                             18,900       570,969
                                                                 -----------
                                                                     570,969
Energy Equipment & Services (0.4%)
  Halliburton                                           10,600       415,944
                                                                 -----------
                                                                     415,944
Food Products (0.3%)
  Bunge                                                  4,500       256,545
                                                                 -----------
                                                                     256,545
Food & Staples Retailing (0.5%)
  SuperValu                                             13,300       459,116
                                                                 -----------
                                                                     459,116
Gas Utilities (0.4%)
  Nisource                                              18,600       423,708
                                                                 -----------
                                                                     423,708
Health Care Providers & Services (3.3%)
  Aetna                                                  2,700       336,825
  Cigna                                                  7,400       603,618
  Humana *                                              13,600       403,784
  Medco Health Solutions *                              32,200     1,339,520
  Pacificare Health Systems                              4,400       248,688
  Wellpoint Health Networks *                            3,700       425,500
                                                                 -----------
                                                                   3,357,935
Hotels, Restaurants & Leisure (1.7%)
  Las Vegas Sands *                                      1,000        48,000
  McDonalds                                             51,800     1,660,708
                                                                 -----------
                                                                   1,708,708
Household Durables (1.0%)
  Centex                                                 3,700       220,446
  DR Horton                                             13,200       532,092
  Pulte Homes                                            4,000       255,200
                                                                 -----------
                                                                   1,007,738
Industrial Conglomerates (1.0%)
  Tyco International                                    29,100     1,040,034
                                                                 -----------
                                                                   1,040,034
Insurance (8.9%)
  Ace                                                   18,800       803,700
  Allstate                                              13,500       698,220

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     45

===============================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Insurance - continued
  AMBAC Financial Group                                  6,500   $   533,845
  American International Group                          24,600     1,615,482
  Hartford Financial Services Group                      9,000       623,790
  MBIA                                                  13,400       847,952
  St. Paul Companies                                    48,159     1,785,254
  UnumProvident                                         79,700     1,429,818
  XL Capital - Class A                                   8,100       628,965
                                                                 -----------
                                                                   8,967,026
IT Services (1.4%)
  Computer Sciences *                                   10,100       569,337
  Sabre Holdings                                        15,300       339,048
  Sungard Data Systems *                                17,000       481,610
                                                                 -----------
                                                                   1,389,995
Machinery (2.7%)
  Caterpillar                                            7,400       721,574
  Deere                                                  9,900       736,559
  Eaton                                                 11,000       795,960
  Ingersoll-Rand                                         5,800       465,740
                                                                 -----------
                                                                   2,719,833
Media (7.0%)
  Comcast *                                             40,773     1,356,925
  Fox Entertainment Group - Class A *                   32,400     1,012,824
  Gannett                                                7,800       637,260
  Metro-Goldwyn-Mayer *                                 40,600       482,328
  Time Warner *                                        148,400     2,884,896
  Viacom                                                 9,800       356,622
  Walt Disney                                           12,000       333,600
                                                                 -----------
                                                                   7,064,455
Metals & Mining (0.4%)
  Phelps Dodge                                           3,600       356,112
                                                                 -----------
                                                                     356,112
Multiline Retail (0.2%)
  The Neiman Marcus Group                                3,500       250,390
                                                                 -----------
                                                                     250,390
Office Electronics (0.9%)
  Xerox *                                               55,900       950,859
                                                                 -----------
                                                                     950,859
Oil & Gas (8.1%)
  ChevronTexaco                                         41,754     2,192,503
  ConocoPhillips                                        30,523     2,650,312
  Devon Energy                                           5,612       218,419
  Marathon Oil                                          26,900     1,011,709
  Occidental Petroleum                                  23,100     1,348,116
  Unocal                                                 4,400       190,256
  Valero Energy                                         12,400       562,960
                                                                 -----------
                                                                   8,174,275
Paper & Forest Products (1.7%)
  Weyerhaeuser                                          24,900     1,673,778
                                                                 -----------
                                                                   1,673,778
Pharmaceuticals (2.8%)
  King Pharmaceuticals *                                26,100       323,640
  Millennium Pharmaceutical *                           30,800       373,296
  Pfizer                                                80,300     2,159,267
                                                                 -----------
                                                                   2,856,203

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
46                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
  Istar Financial                                                                               9,300     $      420,918
                                                                                                          --------------
                                                                                                                 420,918
Semiconductors & Semiconductor Equipment (0.4%)
  Advanced Micro Devices *                                                                      8,600            189,372
  Freescale Semiconductor *                                                                    10,621            195,002
                                                                                                          --------------
                                                                                                                 384,374
Specialty Retail (0.5%)
  Limited                                                                                      23,381            538,231
                                                                                                          --------------
                                                                                                                 538,231
Textiles, Apparel & Luxury Goods (0.4%)
  Ralph Lauren                                                                                  5,300            225,780
  V.F                                                                                           2,500            138,450
                                                                                                          --------------
                                                                                                                 364,230
Trading Companies & Distributors (0.4%)
  W.W. Grainer                                                                                  6,300            419,706
                                                                                                          --------------
                                                                                                                 419,706
Thrifts & Mortgage Finance (5.2%)
  Countrywide Financial                                                                        42,600          1,576,626
  FHLMC                                                                                        24,300          1,790,910
  FNMA                                                                                         13,100            932,851
  Golden West Financial                                                                        15,600            958,152
                                                                                                          --------------
                                                                                                               5,258,539
Tobacco (1.1%)
  Altria Group                                                                                 17,700          1,081,470
                                                                                                          --------------
                                                                                                               1,081,470

TOTAL COMMON STOCK (IDENTIFIED COST $84,254,988)                                                              98,722,053
                                                                                                          --------------


                                                         INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (2.0%)                              RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%         01/03/2005     $  1,878,724     $    1,878,724
  12/31/04 (Repurchase value $1,878,928 collateralized
  by U.S. Government Agency Securities)
  United States Treasury Bill (1)                          2.170%         03/03/2005          125,000            124,578
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,003,264)                                                 --------------
                                                                                                               2,003,302
                                                                                                          --------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $86,258,252) (2)                                                 100,725,355

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                       (36,082)
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $  100,689,273
                                                                                                          ==============


-------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                             UNREALIZED
                                                                      UNITS PER             CURRENT         APPRECIATION/
TYPE                              EXPIRATION        CONTRACTS         CONTRACT               VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------

EMINI S&P 500 FUTURE               3/18/2005           23                50              $  1,395,755     $        43,025


--------------------------------------------------------------------------------
* Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2004.
(2) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
===============================================================================
                       (800) 759-3504 ~ www.accessor.com                     47

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCK (99.0%)

Aerospace & Defense (1.4%)
  Alliant Techsystems *                                  19,900   $ 1,301,062
  Allied Defense Group *                                  1,800        40,050
  United Defense Industries *                            21,200     1,001,700
                                                                  -----------
                                                                    2,342,812
Air Freight & Logistics (1.2%)
  The Brink's                                             8,600       339,872
  CNF                                                    21,800     1,092,180
  EGL *                                                  17,100       511,119
  Pacer International *                                   7,900       167,954
                                                                  -----------
                                                                    2,111,125
Airlines (0.1%)
  Continental Airlines *                                 19,000       257,260
                                                                  -----------
                                                                      257,260
Auto Components (0.2%)
  Bandag                                                  1,700        84,677
  Midas *                                                 6,000       120,000
  Strattec Security *                                     1,800       112,716
                                                                  -----------
                                                                      317,393
Automobiles (0.2%)
  Wabash National *                                      16,300       438,959
                                                                  -----------
                                                                      438,959
Beverages (0.7%)
  Coca-Cola Bottling                                      2,800       159,768
  Constellation Brands *                                 12,900       599,979
  PepsiAmericas                                          20,900       443,916
                                                                  -----------
                                                                    1,203,663
Biotechnology (2.2%)
  Affymetrix *                                            3,200       116,960
  Applera *                                               8,700       119,625
  Diversa *                                              17,900       156,446
  Genencor International *                               24,800       406,720
  Genentech *                                            24,600     1,339,224
  Invitrogen *                                           17,600     1,181,488
  Kosan Biosciences *                                    35,300       244,629
  Maxygen *                                              17,100       218,709
                                                                  -----------
                                                                    3,783,801
Building Products (0.3%)
  Penn Engineering & Manufacturing                        5,900       106,790
  US Concrete *                                          22,000       168,740
  USG *                                                   3,900       157,053
                                                                  -----------
                                                                      432,583
Capital Markets (2.1%)
  Affiliated Managers Group *                             8,400       569,016
  Eaton Vance                                            30,800     1,606,220
  Investment Technology *                                 4,900        98,000
  Jefferies Group                                         4,900       197,372
  SEI Investments Company                                 9,200       385,756
  SWS Group                                              32,800       718,976
                                                                  -----------
                                                                    3,575,340
Chemicals (1.3%)
  Airgas                                                  7,900       209,429
  Arch Chemicals                                          7,400       212,972
  Cytec Industries                                        6,800       349,656

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
48                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Chemicals - continued
  Lubrizol                                                8,100   $   298,566
  OM Group *                                             34,500     1,118,490
                                                                  -----------
                                                                    2,189,113
Commercial Banks (4.8%)
  BankAtlantic Bancorp                                   45,000       895,500
  Bank of Hawaii                                          4,800       243,552
  Bankunited Financial - Class A *                       15,100       482,445
  Banner                                                  8,200       255,758
  Firstmerit                                             19,600       558,404
  Greater Bay Bancorp                                     1,900        52,972
  Independent Bank                                        4,100       122,303
  NSD Bancorp                                             3,000       108,900
  PAB Bankshares                                          3,300        43,263
  PFF Bancorp                                            17,920       830,234
  Popular                                                49,700     1,432,851
  Republic Bancorp                                        6,510       167,307
  SNB Bancshares *                                        2,400        35,448
  Suffolk Bancorp                                         2,100        73,143
  UMB Financial                                          18,825     1,066,624
  Unionbancal                                            27,800     1,792,544
                                                                  -----------
                                                                    8,161,248
Commercial Services & Supplies (4.3%)
  Acxiom                                                 22,800       599,640
  Carriage Services *                                    41,900       206,986
  Checkfree *                                            11,300       430,304
  Corrections Corporation Of America *                   18,000       728,100
  Forrester Research *                                    8,800       157,872
  G & K Services                                          5,800       251,836
  Global Payments                                         9,780       572,521
  Imagistics International *                              9,900       333,234
  ITT Educational Services *                              8,100       385,155
  John H. Harland                                         6,700       241,870
  Kforce *                                                9,000        99,900
  Learning Tree International *                           7,000        93,800
  Maximus *                                              20,400       634,848
  Medical Staffing Network *                             24,700       202,293
  On Assignment *                                        10,300        53,457
  Pomeroy Computer Resources *                           11,000       167,310
  Prepaid Legal Services                                  6,400       240,320
  Servicemaster                                          38,700       533,673
  Sourcecorp *                                           19,700       376,467
  Vertrue *                                              20,300       766,731
  Viad                                                    4,925       140,313
  Volt Info Sciences *                                    3,300        96,987
                                                                  -----------
                                                                    7,313,617
Communications Equipment (1.4%)
  Arris Group *                                          19,200       135,168
  Commscope *                                            31,200       589,680
  Communications Systems                                  8,000        96,080
  Emulex *                                               27,400       461,416
  Harris                                                  5,600       346,024
  Juniper Networks *                                      9,600       261,024
  Silicon Laboratories *                                 12,000       423,720
                                                                  -----------
                                                                    2,313,112

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     49

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Computers & Peripherals (1.0%)
  Computer Network Technology *                          47,500   $   337,250
  Storage Technology *                                   29,000       916,690
  Zebra Technologies *                                    7,200       405,216
                                                                  -----------
                                                                    1,659,156
Construction Materials (0.2%)
  Hughes Supply                                          11,400       368,790
                                                                  -----------
                                                                      368,790
Consumer Durables (0.5%)
  Lennar                                                  7,000       396,760
  Levitt                                                  5,050       154,378
  Palm Harbor Homes *                                    14,300       241,384
                                                                  -----------
                                                                      792,522
Consumer Finance (1.0%)
  Ace Cash Express *                                      2,900        86,014
  AmeriCredit *                                          13,900       339,855
  CompuCredit *                                          39,100     1,068,994
  Credit Acceptance *                                    10,100       257,045
                                                                  -----------
                                                                    1,751,908
Containers & Packaging (0.6%)
  Caraustar Industries *                                 12,000       201,840
  Crown Holdings *                                       17,600       241,824
  Siligan Holdings                                        1,500        91,440
  Smurfit- Stone Container *                             11,100       207,348
  Sonoco                                                  9,600       284,640
                                                                  -----------
                                                                    1,027,092
Distributors (0.4%)
  Brightpoint *                                          36,525       713,698
                                                                  -----------
                                                                      713,698
Diversified Financial Services (6.0%)
  Astoria Financial                                      30,000     1,199,100
  Banknorth Group                                         7,100       259,860
  Berkshire Hathaway *                                       58     5,098,200
  Cash Amer International                                 4,100       121,893
  City Holding                                            4,700       170,328
  City National                                          10,800       763,020
  Corus Bankshares                                        1,700        81,617
  FactSet Research Systems                               12,700       742,188
  Firstfed Financial *                                    6,100       316,407
  Hudson United Bancorp                                  18,500       728,530
  Nelnet *                                                8,600       231,598
  Student Loan                                            1,400       257,600
  UICI                                                    5,200       176,280
  WSFS Financial                                          1,700       102,544
                                                                  -----------
                                                                   10,249,165
Diversified Telecommunication Services (0.3%)
  Aspect Communications *                                 9,800       109,172
  Cincinnati Bell *                                      26,500       109,975
  Intrado *                                              13,900       168,190
  Shenandoah Telecommunications                           4,100       122,795
                                                                  -----------
                                                                      510,132
Electric Utilities (0.6%)
  Central Vermont Public Service                         17,900       416,354
  Pepco Holdings                                         25,500       543,660
  Unitil                                                  1,100        31,130
                                                                  -----------
                                                                      991,144

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
50                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Electrical Equipment (1.9%)
  Atmel *                                                31,200   $   122,304
  Belden                                                 24,850       576,520
  Littlefuse *                                            9,800       334,768
  Mestek *                                                1,600        28,832
  Napco Security Systems *                               75,600     1,008,202
  Pentair                                                16,400       714,384
  SPX                                                     8,000       320,480
  Technitrol *                                           11,200       203,840
                                                                  -----------
                                                                    3,309,330
Electronic Equipment & Instruments (1.2%)
  Arrow Electronics *                                     8,700       211,410
  Avnet *                                                27,200       496,128
  Checkpoint Systems *                                   29,700       536,085
  Information Resources *                                66,500        67,165
  Integrated Circuit Systems *                            5,000       104,600
  Planar Systems *                                       16,800       188,664
  Siliconix *                                             7,800       284,622
  Vishay Intertechnology *                               10,800       162,216
                                                                  -----------
                                                                    2,050,890
Energy Equipment & Services (2.0%)
  Cooper Cameron*                                        10,600       570,386
  Dril-Quip *                                            11,800       286,268
  Gulf Island Fabrication                                13,800       301,254
  Kaneb Services                                         12,700       548,513
  Smith International *                                   4,800       261,168
  TETRA Technologies *                                   17,100       483,930
  Veritas *                                              40,500       907,605
                                                                  -----------
                                                                    3,359,124
Food & Staples Retailing (0.4%)
  BJ's Wholesale Club *                                   9,800       285,474
  Ruddick                                                16,800       364,392
                                                                  -----------
                                                                      649,866
Food Products (1.0%)
  Chiquita Brands International                          17,700       390,462
  Corn Products International                             3,400       182,104
  Lance                                                  10,500       199,815
  Tyson Foods                                            46,600       857,440
                                                                  -----------
                                                                    1,629,821
Gas Utilities (0.8%)
  Equitable Resources                                     2,500       151,650
  Laclede Group                                           6,400       199,360
  TC Pipelines                                            2,100        79,338
  UGI                                                    20,850       852,974
                                                                  -----------
                                                                    1,283,322
Health Care Providers & Services (3.5%)
  Alliance Imaging *                                     43,600       490,500
  AMN Healthcare Services *                              18,200       289,562
  Coventry Health Care *                                 10,500       557,340
  Davita *                                               19,350       764,905
  Health Net *                                            9,400       271,378
  Healthextras *                                         26,700       435,210
  HealthTronics *                                        25,400       270,002
  Henry Schein *                                          7,800       543,192
  IMPAC Medical Systems *                                 3,900        80,301
  Pacificare Health Systems *                             7,700       435,204

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     51

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Health Care Providers & Services - continued
  Pediatrix Med Group *                                   6,800   $   435,540
  Sierra Health Services *                               25,400     1,399,794
                                                                  -----------
                                                                    5,972,928
Health Care Equipment & Supplies (4.7%)
  Angelica                                               10,000       270,500
  Arrow International                                     7,000       216,930
  Beckman Coulter                                        27,800     1,862,322
  Cantel Medical *                                        6,400       239,488
  Closure Medical Group *                                 7,100       138,450
  CYTYC *                                                26,000       716,820
  Datascope                                               5,200       206,388
  Gen-Probe *                                            35,200     1,591,392
  Hillenbrand Industries                                  8,100       449,874
  IDX Systems *                                          12,000       413,520
  Kensey Nash *                                           4,700       162,291
  PSS World Medical *                                    17,600       220,264
  Utah Medical Products                                   4,000        89,880
  Varian Med Systems *                                   18,000       778,320
  VISX *                                                  7,300       188,851
  Vital Signs                                            12,500       486,500
                                                                  -----------
                                                                    8,031,790
Hotels, Restaurants & Leisure (3.9%)
  Bally Total Fitness *                                  31,200       132,288
  Boyd Gaming                                            22,500       937,125
  Caesars Entertainment *                                19,000       382,660
  California Pizza Kitchen *                             22,100       508,300
  CEC Entertainment *                                    13,100       523,607
  Checkers Drive-In Restaurant *                         45,400       608,360
  Dave & Buster's *                                      13,100       264,620
  International Speedway                                 10,400       549,120
  Jack in the Box *                                       4,600       169,602
  Lone Star SteakHouse                                   25,400       711,200
  MGM Mirage *                                            9,100       661,934
  Pegasus Solutions *                                    13,200       166,320
  Station Casinos                                         6,000       328,080
  Vail Resorts *                                          7,100       159,182
  Weight Watchers International *                        14,200       583,194
                                                                  -----------
                                                                    6,685,592
Household Durables (3.6%)
  Chattem *                                              14,300       473,330
  Energizer Holdings *                                   35,400     1,759,026
  Harman International Industry                           8,400     1,066,800
  NVR *                                                   2,500     1,923,500
  Rayovac *                                              17,200       525,632
  Ryland Group                                            5,400       310,716
                                                                  -----------
                                                                    6,059,004
Industrial Conglomerates (0.6%)
  Standex International                                   3,100        88,319
  Walter Industries                                      28,400       957,932
                                                                  -----------
                                                                    1,046,251
Insurance (5.0%)
  21st Century Insurance Group                           23,400       318,240
  Alleghany *                                             2,100       599,025
  American Financial Group                                6,400       200,384

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
52                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Insurance - continued
  Fidelity National Financial                            13,801   $   630,292
  First American Financial                               13,500       474,390
  Harleysville Group                                      7,300       174,251
  Kansas City Life Insurance                              3,100       146,630
  Landamerica Financial Group                             9,200       496,156
  Markel *                                                2,100       764,400
  Nationwide                                             21,100       806,653
  Old Republic International                             40,950     1,036,035
  PMA Capital - Class A*                                 14,900       154,215
  Protective Life                                        24,700     1,054,443
  Safety Insurance                                        6,000       186,900
  Stancorp Financial Group                                5,400       445,500
  Transatlantic Holdings                                  8,125       502,369
  Unitrin                                                 7,900       359,055
  Wellchoice *                                            2,700       144,180
                                                                  -----------
                                                                    8,493,118
Internet & Catalog Retail (0.4%)
  Amazon.com *                                            6,800       301,172
  Priceline.com *                                         9,100       214,669
  Sportsman's Guide *                                     6,800       153,000
                                                                  -----------
                                                                      668,841
Internet Software & Services (2.4%)
  Google *                                                1,000       193,100
  IAC / Interactive *                                     4,536       125,284
  Internet Security Systems *                             9,100       211,575
  J2 Global Communications *                              7,400       255,300
  PC-Tel *                                               18,300       145,119
  Redback Networks *                                     51,600       276,576
  Register.com *                                         28,902       183,528
  RSA Security *                                         33,100       663,986
  Sonicwall *                                            17,000       107,440
  United Online *                                        21,800       251,354
  Valueclick *                                           11,500       153,295
  Verisign *                                             25,500       854,760
  West Corp *                                            21,700       718,487
                                                                  -----------
                                                                    4,139,804
IT Services (2.9%)
  DST Systems *                                           9,400       489,928
  Fair Isaac                                              4,300       157,724
  Ingram Micro *                                         68,800     1,431,040
  Intergraph *                                           29,700       799,821
  Lightbridge *                                          20,600       124,424
  Manchester Technologies *                              15,100       150,849
  OPNET Technologies *                                   21,100       177,662
  PEC Solutions *                                        15,100       213,967
  Synopsys *                                             34,600       678,852
  Tier Technologies *                                     8,900        82,325
  Total System Services                                  25,100       609,930
                                                                  -----------
                                                                    4,916,522
Leisure Equipment & Products (0.5%)
  Aldila                                                 14,600       226,154
  Shuffle Master *                                       11,700       551,070
                                                                  -----------
                                                                      777,224

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     53

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Machinery (2.1%)
  Albany International                                   10,500   $   369,180
  Applied Industrial Tech                                10,800       295,920
  CLARCOR                                                 5,900       323,143
  Manitowoc                                               8,100       304,965
  NACCO Industries                                        4,100       432,140
  Tecumseh Products                                      10,500       501,900
  Terex *                                                28,100     1,338,965
                                                                  -----------
                                                                    3,566,213
Marine (0.1%)
  Overseas Shipholding Group                              4,100       226,320
                                                                  -----------
                                                                      226,320
Media (4.2%)
  Acme Communications *                                  22,400       157,024
  Cadmus Communications                                   5,400        69,120
  Cox Radio *                                            27,000       444,960
  Entravision Communications *                           24,000       200,400
  Fisher Communications *                                 2,300       112,424
  Fox Entertainment Group - Class A *                    20,200       631,452
  Gray Television                                        10,400       161,200
  Grey Global Group                                         300       329,997
  Hearst-Argyle Television                               24,100       635,758
  Insight Communications *                               38,700       358,749
  Journal Register *                                      9,600       185,568
  Lamar Advertising - Class A *                           9,500       406,410
  Liberty Media Corp - Class A *                        217,200     2,384,856
  Liberty Media International, Inc *                      6,000       277,380
  Lynch Interactive *                                     2,700        86,400
  Netflix *                                               6,100        75,213
  R H Donnelley *                                         2,400       141,720
  Reader's Digest Association                            40,300       560,573
                                                                  -----------
                                                                    7,219,204
Metals & Mining (2.9%)
  AK STL Holdings *                                      96,700     1,399,249
  Carpenter Technology                                   13,900       812,594
  Diamond Offshore Drilling                              41,400     1,658,070
  Material Sciences *                                     4,700        84,553
  Penn Virginia Resource                                  6,200       323,020
  RTI International Metals *                              7,700       158,158
  Titanium Metals *                                      23,200       560,048
                                                                  -----------
                                                                    4,995,692
Multi-Utilities & Unregulated Power (1.1%)
  Energy East                                            32,500       867,100
  ONEOK                                                  16,700       474,614
  Westar Energy                                          22,700       519,149
                                                                  -----------
                                                                    1,860,863
Multiline Retail (0.4%)
  Cato                                                    9,600       276,672
  Deb Shops                                               6,100       152,744
  Kmart *                                                 3,000       296,850
                                                                  -----------
                                                                      726,266
Oil & Gas (3.4%)
  Energy Partners *                                      18,400       372,968
  Giant Industries *                                     25,600       678,656
  Houston Exploration*                                    3,400       191,454

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
54                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Oil & Gas - continued
  Magellan Midstream Partners                             1,500   $    88,005
  NATCO Group *                                           8,500        74,800
  National Fuel Gas                                      29,900       847,366
  Newfield Exporation *                                  12,100       714,505
  Pacific Energy Partners                                 3,500       101,220
  Patina Oil & Gas                                       15,750       590,625
  T-3 Energy Services *                                   2,200        15,686
  Tesoro Petroleum *                                     30,500       971,730
  Ultra Petroleum *                                       7,600       365,788
  Vintage Petroleum                                      14,500       329,005
  World Fuel Services                                    10,200       507,960
                                                                  -----------
                                                                    5,849,768
Paper & Forest Products (0.4%)
  Potlatch                                                3,400       171,972
  Rayonier                                               10,982       537,130
                                                                  -----------
                                                                      709,102
Personal Products (0.1%)
  Estee Lauder                                            2,400       109,848
                                                                  -----------
                                                                      109,848
Pharmaceuticals (1.2%)
  Celgene *                                              11,800       313,054
  Charles River Laboratories *                            5,500       253,055
  CV Therapeutics *                                      11,100       255,300
  Emisphere Technologies *                               19,000        76,950
  Nitromed *                                              7,700       205,205
  Perrigo                                                32,100       554,367
  Pharmacyclics *                                         8,500        88,995
  Renovis *                                               7,700       110,726
  Serologicals *                                          8,000       176,960
                                                                  -----------
                                                                    2,034,612
Real Estate (7.4%)
  American Financial Realty Trust                        15,200       245,936
  Annaly Mortgage Management                              4,300        84,366
  Anthracite                                             43,200       533,952
  CBL & Associates Properties                             7,200       549,720
  Capital Automotive REIT                                34,200     1,214,955
  Criimi Mae *                                            5,000        80,500
  Equity Lifestyle Properties                             6,100       218,075
  General Growth Properties                              51,810     1,873,450
  Getty Realty                                            9,700       278,681
  Heritage Property Investment                            3,500       112,315
  Hersha Hospitality Trust                                8,800       100,760
  Innkeepers USA                                         45,800       650,360
  Jones Lang LaSalle *                                   18,300       684,603
  Kimco Realty                                            2,300       133,377
  National Health Realty                                  3,700        74,037
  Omega Healthcare Investors                             37,200       438,960
  PS Business Parks                                      11,700       527,670
  Public Storage                                         23,200     1,293,400
  Sizeler Property Investors                             27,500       323,950
  SL Green Realty                                        18,400     1,114,120
  St. Joe Company                                        15,100       969,420
  Taubman Centers                                        12,600       377,370
  Town & Country                                          3,900       107,757

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     55

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Real Estate - continued
  Trammell Crow *                                        20,500   $   371,255
  Wellsford Real Properties *                            11,700       168,714
                                                                  -----------
                                                                   12,527,703
Road & Rail (0.3%)
  Genesee & Wyoming - Class A *                          15,700       441,641
  Quality Distribution *                                 11,800        99,592
                                                                  -----------
                                                                      541,233
Semiconductors & Semiconductor Equipment (1.0%)
  Cypress Semiconductor *                                12,500       146,625
  ESS Technology*                                        66,000       469,260
  Lam Research *                                          5,000       144,550
  MEMC Electronic Materials *                            13,000       172,250
  Standard Microsystems *                                 7,400       131,942
  Supertex *                                             12,300       266,910
  Volterra Semiconductor *                               13,200       292,446
                                                                  -----------
                                                                    1,623,983
Software (2.2%)
  Activision *                                           14,550       293,619
  Ansoft *                                                7,000       141,400
  Bottomline Technologies *                              16,500       239,085
  Echelon *                                              12,300       103,812
  Inter-Tel                                              23,000       629,740
  MAPICS *                                               16,800       177,240
  McAfee *                                                7,600       219,868
  Netiq *                                                14,200       173,382
  Reynolds & Reynolds                                     6,100       161,711
  Transaction Systems Architects *                       54,400     1,079,840
  Ulticom *                                              26,800       429,604
  Verisity *                                             11,700        95,940
                                                                  -----------
                                                                    3,745,241
Specialty Retail (3.8%)
  Abercrombie & Fitch                                    36,400     1,708,980
  American Eagle Outfitters                              15,200       715,920
  Barnes & Noble *                                       43,600     1,406,972
  Bebe Stores                                            10,800       291,384
  Borders Group                                           7,600       193,040
  Claire's Stores                                         8,800       187,000
  Rent A Center *                                        16,500       437,250
  Ross Stores                                             2,300        66,401
  Stage Stores *                                          4,600       190,992
  Williams Sonoma *                                       7,500       262,800
  Wilsons The Leather Experts *                          60,600       236,340
  Zale *                                                 28,600       854,282
                                                                  -----------
                                                                    6,551,361
Thrifts & Mortgage Finance (1.2%)
  Downey Financial                                        3,900       222,300
  First Place Financial                                  13,900       311,221
  New Century Financial                                  23,450     1,498,689
  United Community Financial                              4,200        47,040
                                                                  -----------
                                                                    2,079,250
Textiles, Apparel & Luxury Goods (0.7%)
  Oxford Industries                                       5,800       239,540
  Russell                                                25,000       487,000
  Timberland *                                            7,300       457,491
                                                                  -----------
                                                                    1,184,031

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
56                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors (0.2%)
  United Stationers *                                                                           7,600         $   351,120
                                                                                                              -----------
                                                                                                                  351,120
Wireless Telecommunication Services (0.7%)
  Airgate PCS *                                                                                12,210             434,676
  American Tower *                                                                             10,900             200,560
  Nextel Partners *                                                                            17,100             334,134
  Western Wireless *                                                                            7,700             225,610
                                                                                                              -----------
                                                                                                                1,194,980

TOTAL COMMON STOCK (IDENTIFIED COST $121,207,308)                                                             168,673,850
                                                                                                              -----------


                                                         INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.2%)                              RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%         01/03/2005     $    346,131      $      346,131
  12/31/04 (Repurchase value $346,169 collateralized                                                       --------------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $346,131)                                                           346,131
                                                                                                           --------------

TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $121,553,439) (1)                                                  169,019,981

TOTAL OTHER ASSETS LESS LIABILITIES (0.8%)                                                                      1,333,388
                                                                                                           --------------
TOTAL NET ASSETS (100.0%)                                                                                  $  170,353,369
                                                                                                           ==============






-------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
===============================================================================
                       (800) 759-3504 ~ www.accessor.com                     57

===============================================================================
                           INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

COMMON STOCK (99.3%)

Australia (1.6%)
  BHP Billiton                                          78,600   $   943,372
  News Corporation                                      28,800       552,295
                                                                 -----------
                                                                   1,495,667
Belgium (1.1%)
  Dexia                                                 45,300     1,039,924
                                                                 -----------
                                                                   1,039,924
Brazil (2.4%)
  Cia Vale Do Rio Doc ADR                               58,800     1,705,788
  Unibanco-Uniao de Bancos Brasil                       13,700       434,564
                                                                 -----------
                                                                   2,140,352
Canada (0.9%)
  Talisman Energy                                       30,900       833,290
                                                                 -----------
                                                                     833,290
China (0.6%)
  China Life Insurance *                               810,000       541,904
                                                                 -----------
                                                                     541,904
Finland (1.1%)
  Nokia Oyj                                             62,100       979,041
                                                                 -----------
                                                                     979,041
France (10.5%)
  Axa                                                   37,410       922,751
  BNP Paribas                                           16,850     1,218,513
  Compagnie De Saint - Gobain                           23,800     1,431,132
  Dassault Systems                                      13,131       660,959
  Imerys                                                11,764       985,587
  Lafarge                                                8,100       780,273
  TotalFinElf                                           16,339     3,562,414
                                                                 -----------
                                                                   9,561,629
Germany (5.3%)
  BASF                                                  12,100       868,777
  Bayerische Motoren Werke                              25,890     1,164,444
  Deutsch Post                                          35,000       800,624
  Schering                                              11,200       835,460
  Siemens                                               13,500     1,142,202
                                                                 -----------
                                                                   4,811,507
Hong Kong (2.9%)
  HSBC Holdings                                        155,200     2,655,688
                                                                 -----------
                                                                   2,655,688
Ireland (0.7%)
  Bank of Ireland                                       39,500       656,502
                                                                 -----------
                                                                     656,502
Italy (4.5%)
  ENI                                                  128,100     3,201,414
  Telecom Italia Spa                                   284,706       923,204
                                                                 -----------
                                                                   4,124,618
Japan (18.7%)
  Canon                                                 31,000     1,673,712
  Chugai Pharmaceutical                                 36,900       610,287
  Credit Saison                                         10,100       367,811
  Daikin Industries                                     28,000       809,177
  Fanuc                                                 10,800       706,468
  Hirose Electric                                        4,400       514,640
  Honda Motor                                           23,700     1,228,675

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
58                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                           INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------
DESCRIPTION                                             SHARES       VALUE
-------------------------------------------------------------------------------

Japan - continued
  Hoya                                                   8,900   $ 1,005,350
  Kao                                                   21,000       537,174
  Matsushita Electric Industrial                        36,000       571,501
  Mitsubishi                                            59,000       762,665
  Mitsubishi Tokyo Financial Group                          93       944,301
  Nikko Cordial                                        119,000       630,871
  Nintendo                                               5,500       691,091
  Nippon Telephone & Telegraph                             120       538,931
  Nippon Unipac Holding                                     70       314,376
  Nitto Denko                                           11,000       603,564
  Secom                                                 13,500       540,395
  Sharp                                                 24,000       392,014
  Shin-Etsu Chemical *                                  15,300       627,386
  SMC                                                    5,700       652,780
  Sumitomo                                              86,000       742,241
  Takefuji                                               6,380       431,666
  Yamanouchi Pharmaceutical                             29,100     1,133,600
                                                                 -----------
                                                                  17,030,676
Mexico (1.6%)
  America Movil                                          7,940       415,659
  Fomento Economico                                     12,800       673,408
  Walmart De Mexico                                    110,000       378,170
                                                                 -----------
                                                                   1,467,237
Netherlands (5.0%)
  ABN AMRO                                              36,300       959,890
  Fortis                                                24,200       668,820
  ING Groep                                             21,662       654,224
  Philips Electronics                                   27,000       714,701
  Reed Elsevier                                         51,590       702,052
  Wolters Kluwer                                        41,300       827,625
                                                                 -----------
                                                                   4,527,312
Russia (0.0%)
  Yukos Sponsored ADR *                                 12,560        32,656
                                                                 -----------
                                                                      32,656
South Korea (3.6%)
  KT & G                                                37,200       556,095
  Posco ADR                                             13,294       591,982
  Samsung Electronics                                    2,950     1,284,282
  Shinsegae Department Store                             1,250       343,665
  SK Telecom                                            21,800       485,050
                                                                 -----------
                                                                   3,261,074
Spain (2.7%)
  Altadis                                               25,120     1,148,557
  Banco Popular Espanol                                 19,220     1,264,731
                                                                 -----------
                                                                   2,413,288
Sweden (0.5%)
  Ericsson*                                            131,000       418,039
                                                                 -----------
                                                                     418,039
Switzerland (10.4%)
  Adecco                                                20,100     1,009,674
  Holcim                                                19,428     1,167,692
  Nestle                                                 5,830     1,521,826
  Novartis                                              32,682     1,643,133
  Roche Holding Genusschein                             14,180     1,628,641
  UBS                                                   22,516     1,883,742

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     59

===============================================================================
                           INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------
Switzerland - continued
  Zurich Financial Services *                                                                    3,491        $   580,761
                                                                                                              -----------
                                                                                                                9,435,469
Taiwan (0.6%)
  Taiwan Semiconductor ADR                                                                      45,785            388,715
  United Microelectronics Taiwan *                                                              57,546            203,137
                                                                                                              -----------
                                                                                                                  591,852
United Kingdom (24.6%)
  Allied Domecq                                                                                 67,440            663,726
  Aviva                                                                                         49,400            595,169
  Barclays                                                                                     147,270          1,655,640
  BG Group                                                                                     168,940          1,147,334
  British Land Company                                                                          55,000            945,420
  Centrica                                                                                     135,450            613,910
  GlaxoSmithKline                                                                              101,310          2,375,076
  Intercontinental Hotels                                                                       45,987            571,253
  Kingfisher                                                                                   143,900            855,118
  Morrison Supermarkets                                                                        316,565          1,257,150
  National Grid Transco                                                                         99,300            944,898
  Reckitt Benckiser                                                                             30,340            916,166
  Royal Bank of Scotland Group                                                                  44,300          1,488,990
  Schroders                                                                                     35,300            508,591
  Smith & Nephew PLC                                                                            63,822            652,607
  Standard Chartered                                                                            60,000          1,114,820
  Tesco                                                                                        296,040          1,827,355
  Vodafone Group                                                                             1,071,600          2,903,856
  Wolseley                                                                                      74,500          1,391,381
                                                                                                              -----------
                                                                                                               22,428,460

TOTAL COMMON STOCK (IDENTIFIED COST $66,888,828)                                                               90,446,185
                                                                                                              -----------



                                                         INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.5%)                              RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%         01/03/2005      $    402,021       $    402,021
  12/31/04 (Repurchase value $402,065 collateralized                                                         ------------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $402,021)                                                           402,021
                                                                                                             ------------
TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $67,290,849) (1)                                                    90,848,206

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                        208,645
                                                                                                             ------------

TOTAL NET ASSETS (100.0%)                                                                                    $ 91,056,851
                                                                                                             ============



-------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
===============================================================================
                       (800) 759-3504 ~ www.accessor.com                     60

===============================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (94.9%)

Finance - Banking (2.0%)
  Thornburg Mortgage                                    8.000%         05/15/2013          $  500,000   $   531,250
  Western Financial Bank                                9.625%         05/15/2012             500,000       570,000
                                                                                                        -----------
                                                                                                          1,101,250
Finance - Other (2.0%)
  Dollar Financial Group                                9.750%         11/15/2011             585,000       634,725
  Fairfax Financial Holdings                            7.375%         04/15/2018             500,000       475,000
                                                                                                        -----------
                                                                                                          1,109,725
Industrial-Automotive (0.9%)
  Dura Operating                                        9.000%         05/01/2009             500,000       495,000
                                                                                                        -----------
                                                                                                            495,000
Industrial-Basic (6.1%)
  IMCO Recycling (1)                                    9.000%         11/15/2014             500,000       520,000
  Longview Fibre                                       10.000%         01/15/2009             500,000       546,250
  Lyondell Chemical                                     9.500%         12/15/2008             500,000       542,500
  Nalco Finance (3)                                     0.000%         02/01/2014             832,000       615,680
  Rockwood Specialties (1)                              7.500%         11/15/2014             500,000       518,750
  Ucar Finance                                         10.250%         02/15/2012             500,000       571,250
                                                                                                        -----------
                                                                                                          3,314,430
Industrial-Capital Goods (13.3%)
  Aearo                                                 8.250%         04/15/2012             500,000       515,000
  Allied Waste                                          7.875%         04/15/2013             500,000       512,500
  BE Aerospace                                          8.000%         03/01/2008             500,000       500,625
  Case New Holland (1)                                  9.250%         08/01/2011             500,000       556,250
  IESI                                                 10.250%         06/15/2012             500,000       585,000
  Jarden                                                9.750%         05/01/2012             500,000       555,000
  Kappa Beheer                                         10.625%         07/15/2009             500,000       530,000
  Key Components                                       10.500%         06/01/2008             500,000       518,750
  Neenah (1)                                           13.000%         09/30/2013             500,000       512,500
  Park-Ohio Industries (1)                              8.375%         11/15/2014             500,000       500,000
  Pliant                                               13.000%         06/01/2010             500,000       487,500
  Radnor Holdings                                      11.000%         03/15/2010             500,000       428,750
  Terex                                                 7.375%         01/15/2014             500,000       536,250
  WII Components                                       10.000%         02/15/2012             500,000       500,000
                                                                                                        -----------
                                                                                                          7,238,125
Industrial-Energy (4.1%)
  KCS Energy                                            7.125%         04/01/2012             500,000       525,000
  Parker Drilling                                       9.625%         10/01/2013             500,000       561,250
  Petroleum Geo Services                               10.000%         11/05/2010             500,000       570,000
  Plains E&P                                            8.750%         07/01/2012             500,000       558,750
                                                                                                        -----------
                                                                                                          2,215,000
Industrial-Entertainment (2.9%)
  AMC Entertainment                                     8.000%         03/01/2014             500,000       497,500
  Imax                                                  9.625%         12/01/2010             500,000       545,000
  Royal Caribbean Cruises                               7.250%         03/15/2018             500,000       550,000
                                                                                                        -----------
                                                                                                          1,592,500
Industrial-Gaming (3.9%)
  Herbst Gaming (1)                                     7.000%         11/15/2014             500,000       506,250
  Hornbeck Offshore Services (1)                        6.125%         12/01/2014             500,000       502,500
  River Rock Entertainment                              9.750%         11/01/2011             500,000       560,625
  Virgin River Casino (1)                               9.000%         01/15/2012             500,000       520,000
                                                                                                        -----------
                                                                                                          2,089,375

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     61

===============================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
Industrial-Health Care (1.9%)
  InSight Health Services                               9.875%         11/01/2011          $  500,000   $   505,000
  Universal Hospital                                   10.125%         11/01/2011             500,000       520,000
                                                                                                        -----------
                                                                                                          1,025,000
Industrial-Media Cable (3.6%)
  Cablevision Systems (1)                               8.000%         04/15/2012             500,000       533,750
  Charter Communications Holdings (2)                  11.750%         05/15/2011             500,000       367,500
  Insight Midwest                                       9.750%         10/01/2009             500,000       523,750
  Mediacom Broadband                                   11.000%         07/15/2013             500,000       537,500
                                                                                                        -----------
                                                                                                          1,962,500
Industrial-Media-Non-Cable (3.8%)
  Advanstar Communications                             12.000%         02/15/2011             500,000       539,375
  Dex Media                                             9.000%         11/15/2013           1,000,000       783,750
  Houghton Mifflin (3)                                  0.000%         10/15/2013           1,000,000       735,000
                                                                                                        -----------
                                                                                                          2,058,125
Industrial-Other (5.8%)
  Interline Brands                                     11.500%         05/15/2011             500,000       562,500
  Iron Mountain                                         6.625%         01/01/2016             500,000       466,250
  TSI Telecommuncation                                 12.750%         02/01/2009             500,000       570,000
  United Rentals                                        7.750%         11/15/2013             500,000       490,000
  William Scotsman                                      9.875%         06/01/2007             500,000       500,000
  Xerox                                                 7.625%         06/15/2013             500,000       548,750
                                                                                                        -----------
                                                                                                          3,137,500
Industrial-Other Consumer Cyclicals (3.7%)
  The Geo Group                                         8.250%         07/15/2013             500,000       535,000
  Interactive Health (1)                                7.250%         04/01/2011             500,000       435,000
  Levi Strauss & Company (1)                            9.750%         01/15/2015             500,000       495,000
  Tech Olympic USA                                     10.375%         07/01/2012             500,000       560,000
                                                                                                        -----------
                                                                                                          2,025,000
Industrial-Other Consumer Non-Cyclicals (9.7%)
  American Seafood Group                               10.125%         04/15/2010             500,000       537,500
  General Nutrition Center                              8.500%         12/01/2010             500,000       472,500
  Icon Health & Fitness                                11.250%         04/01/2012             500,000       420,000
  Ingles Markets                                        8.875%         12/01/2011             500,000       535,000
  Jostens Holding (2)                                  10.250%         12/01/2013             500,000       355,000
  Pathmark Stores                                       8.750%         02/01/2012             500,000       477,500
  Phibro Animal Health (1)                             13.000%         12/01/2007             500,000       520,000
  Pilgrims Pride                                        9.250%         11/15/2013             500,000       560,000
  Playtex Products                                      9.375%         06/01/2011             500,000       533,750
  Rayovac                                               8.500%         10/01/2013             500,000       555,000
  Tom's Food (4)                                       10.500%         11/01/2004             500,000       300,000
                                                                                                        -----------
                                                                                                          5,266,250
Industrial-Retailers (6.5%)
  Blockbuster (1)                                       9.000%         09/01/2012             500,000       493,750
  FTD                                                   7.750%         02/15/2014             500,000       515,000
  Jean Coutu Group (1)                                  7.625%         08/01/2012             500,000       528,750
  Jo-Ann Stores                                         7.500%         03/01/2012             500,000       511,250
  National Vision                                      12.000%         03/30/2009             427,540       425,403
  Nebraska Book                                         8.625%         03/15/2012             500,000       512,500
  Pantry                                                7.750%         02/15/2014             500,000       532,500
                                                                                                        -----------
                                                                                                          3,519,153
Industrial-Services (5.6%)
  Carrols (1)                                           9.000%         11/15/2013             500,000       517,500
  Cenveo                                                7.875%         12/01/2013             500,000       465,000

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
62                      ANNUAL REPORT ~ DECEMBER 31, 2004

===============================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
Industrial-Services - continued
  Perkins Family Restaurants                           10.125%         12/15/2007          $  500,000   $   511,250
  Pierre Foods (1)                                      9.875%         07/15/2012             500,000       517,500
  Sbarro                                               11.000%         09/15/2009             500,000       505,000
  Vicorp Restaurants                                   10.500%         04/15/2011             500,000       502,500
                                                                                                        -----------
                                                                                                          3,018,750
Industrial-Technology (0.9%)
  Amkor Technology                                      7.125%         03/15/2011             500,000       470,000
                                                                                                        -----------
                                                                                                            470,000
Industrial-Telecommunications-Wired (1.8%)
  Qwest Capital Funding                                 7.250%         02/15/2011             500,000       490,000
  Time Warner Telecom                                   9.750%         07/15/2008             500,000       506,250
                                                                                                        -----------
                                                                                                            996,250
Industrial-Telecommunications-Wireless (6.2%)
  American Tower (1)                                    7.125%         10/15/2012             500,000       511,250
  Dobson Communications                                 8.875%         10/01/2013             500,000       351,250
  Nextel Communications                                 7.375%         08/01/2015             500,000       550,000
  SBA Telecom (2)                                       9.750%         12/15/2011           1,000,000       842,500
  Spectrasite                                           8.250%         05/15/2010             500,000       533,750
  Western Wireless                                      9.250%         07/15/2013             500,000       543,750
                                                                                                        -----------
                                                                                                          3,332,500
Industrial-Transportation (1.6%)
  Continental Airlines                                  7.250%         11/01/2005             500,000       470,514
  Northwest Airlines                                   10.000%         02/01/2009             500,000       421,250
                                                                                                        -----------
                                                                                                            891,764
Utilities (8.6%)
  AES                                                   8.875%         02/15/2011             500,000       571,250
  Allegheny Energy Supply                               7.800%         03/15/2011             500,000       545,000
  Amerigas Partners                                     8.875%         05/20/2011             500,000       545,000
  Calpine Canada Energy                                 8.500%         05/01/2008             500,000       410,000
  Dynegy Holdings                                       6.875%         04/01/2011             500,000       481,250
  El Paso                                               7.375%         12/15/2012             500,000       506,250
  NRG Energy (1)                                        8.000%         12/15/2013             500,000       545,000
  Suburban Propane Partnership                          6.875%         12/15/2013             500,000       510,000
  Utilicorp United                                      7.625%         11/15/2009             500,000       522,500
                                                                                                        -----------
                                                                                                          4,636,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $49,865,234)                                                      51,494,447
                                                                                                        -----------
SHORT-TERM INVESTMENTS (3.1%)

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%         01/03/2005           1,674,217     1,674,217
  DATED 12/31/04 (Repurchase value $1,674,398                                                           -----------
  collateralized by U.S. Government Agency Securities)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,674,217)                                                 1,674,217
                                                                                                        -----------
TOTAL INVESTMENTS (98.0%) (IDENTIFIED COST $51,539,451) (5)                                              53,168,664

TOTAL OTHER ASSETS LESS LIABILITIES (2.0%)                                                                1,098,537
                                                                                                        -----------
TOTAL NET ASSETS (100.0%)                                                                               $54,267,201
                                                                                                        ===========

-------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed is as of December 31, 2004.
(3) Security represents a zero coupon bond.
(4) In default as of December 31, 2004.
(5) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     63

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) (1.6%)

  Falcon Franchise Loan (1)                             4.856%         01/05/2025           $  882,749    $   874,471
                                                                                                          -----------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $876,554)                                                      874,471
                                                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (13.0%)
  Collateralized Mortgage Securities                    9.450%         02/01/2017               39,820         41,222
  Commercial Mortgage Pass-Through Certificates         6.958%         02/14/2034              500,000        484,206
  CS First Boston Mortgage Securities (4)               1.890%         12/15/2009           37,384,582        114,584
  CS First Boston Mortgage Securities                   6.380%         12/16/2035            1,000,000      1,100,330
  Entertainment Properties Trust                        6.223%         02/15/2018              681,000        719,728
  FHLMC                                                 4.500%         03/15/2019              283,359        273,049
  GMAC Commercial Mortgage Securities                   6.974%         08/15/2036              500,000        401,565
  GS Mortgage Securities                                6.000%         10/18/2030            1,000,000        933,380
  Lehman Brothers                                       3.800%         06/14/2017              500,000        490,417
  Merrill Lynch Mortgage Investments                    6.750%         11/15/2026            1,165,000      1,260,037
  Mortgage Capital Funding                              6.423%         06/18/2030              472,573        504,596
  MSDW Capital                                          6.010%         07/15/2033              673,060        612,396
                                                                                                          -----------
                                                                                                            6,935,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,073,218)                                      6,935,510
                                                                                                          -----------

CORPORATE BONDS (23.6%)

Finance - Banking (4.9%)
  Bank of America                                       4.750%         10/15/2006              150,000        153,619
  Bank of New York (3)                                  0.000%         03/30/2028            2,000,000        357,402
  Colonial Bank                                         9.375%         06/01/2011              250,000        296,584
  Comerica Bank                                         8.375%         07/15/2024              300,000        373,219
  Household Finance                                     7.875%         03/01/2007              400,000        435,271
  Nations Bank (3)                                      0.000%         07/17/2028            1,800,000        366,750
  Standard Federal Bancorp                              7.750%         07/17/2006              600,000        639,245
                                                                                                          -----------
                                                                                                            2,622,090
Finance - Broker Related (Brokerage) (2.1%)
  Goldman Sachs Group (1)                               6.500%         02/25/2009              100,000        109,425
  JP Morgan (3)                                         0.000%         07/01/2027            2,133,000        396,471
  Lehman Bros                                           7.500%         08/01/2026              500,000        607,062
                                                                                                          -----------
                                                                                                            1,112,958
Finance - Other (5.3%)
  American General                                      8.500%         07/01/2030              280,000        376,553
  Assured Guaranty                                      7.000%         06/01/2034              200,000        219,478
  Ford Motor Credit                                     7.250%         10/25/2011              400,000        428,970
  GE Global Insurance Holding                           6.450%         03/01/2019              250,000        259,881
  General Electric Capital                              8.650%         05/15/2009              375,000        438,813
  Household Finance                                     7.625%         11/15/2005              200,000        206,375
  Midland Bank PLC HSBC                                 2.370%         09/29/2049              200,000        173,400
  SLM                                                   5.000%         06/15/2018              250,000        236,703
  Zurich Reins                                          7.125%         10/15/2023              700,000        441,000
                                                                                                          -----------
                                                                                                            2,781,173
Industrial-Basic (0.5%)
  Georgia Pacific                                       9.375%         02/01/2013              250,000        291,250
                                                                                                          -----------
                                                                                                              291,250

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
64                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
Industrial-Capital Goods (1.2%)
  Ingersoll Rand                                        6.130%         11/18/2027          $   300,000    $   335,381
  Thermo Electron                                       3.250%         11/01/2007              300,000        297,000
                                                                                                          -----------
                                                                                                              632,381
Industrial-Energy (3.6%)
  ConocoPhillips                                        6.650%         07/15/2018              250,000        286,468
  EOG Resources                                         6.500%         12/01/2007              250,000        266,923
  Northern Natural Gas (1)                              7.000%         06/01/2011              500,000        567,082
  Ocean Energy                                          7.625%         07/01/2005              500,000        511,252
  Tosco                                                 7.800%         01/01/2027              250,000        315,701
                                                                                                          -----------
                                                                                                            1,947,426
Industrial-Other Consumer Cyclicals (0.3%)
  Dell                                                  7.100%         04/15/2028              113,000        135,719
                                                                                                          -----------
                                                                                                              135,719
Industrial-Services (1.4%)
  Commerce Group                                        5.950%         12/09/2013              500,000        511,430
  First Data                                            6.375%         12/15/2007              225,000        242,310
                                                                                                          -----------
                                                                                                              753,740
Industrial-Telecommunications-Wired (1.1%)
  Bellsouth Telecommunications                          6.300%         12/15/2015              347,895        378,141
  Central Telephone                                     7.040%         09/21/2007              200,000        217,988
                                                                                                          -----------
                                                                                                              596,129
Utilities (3.2%)
  Alabama Power                                         3.500%         11/15/2007              260,000        259,109
  Arizona Public Service                                6.750%         11/15/2006            1,000,000      1,056,267
  Commonwealth Edison                                   8.000%         05/15/2008              150,000        170,113
  Public Service Electric & Gas                         6.750%         03/01/2006              200,000        208,387
                                                                                                          -----------
                                                                                                            1,693,876

TOTAL CORPORATE BONDS (IDENTIFIED COST $12,494,258)                                                        12,566,742
                                                                                                          -----------

U.S. GOVERNMENT AGENCY SECURITIES (55.5%)

U.S. Treasury Bonds & Notes (25.1%)
  U.S. Treasury Bonds                                   7.250%         05/15/2016              250,000        312,930
  U.S. Treasury Bonds                                   5.250%         02/15/2029              400,000        419,594
  U.S. Treasury Bonds                                   6.125%         08/15/2029            2,000,000      2,348,124
  U.S. Treasury Notes                                   5.625%         05/15/2008            4,000,000      4,290,312
  U.S. Treasury Notes                                   3.625%         07/15/2009            4,500,000      4,513,010
  U.S. Treasury Notes                                   4.250%         08/15/2014            1,500,000      1,503,341
                                                                                                          -----------
                                                                                                           13,387,311
Federal Farm Credit Bank (FFCB) (2.5%)
  FFCB                                                  4.000%         08/26/2008              500,000        502,195
  FFCB                                                  3.950%         03/15/2010              500,000        490,315
  FFCB                                                  6.320%         10/12/2010              325,000        361,936
                                                                                                          -----------
                                                                                                            1,354,446
Federal Home Loan Bank (FHLB) (5.3%)
  FHLB                                                  5.970%         09/29/2008              350,000        375,746
  FHLB                                                  5.100%         08/05/2009            1,000,000      1,013,475
  FHLB                                                  3.000%         07/23/2013              650,000        644,077
  FHLB                                                  6.045%         05/12/2014              300,000        333,522
  FHLB                                                  4.300%         07/23/2014              500,000        477,867
                                                                                                          -----------
                                                                                                            2,844,687

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     65

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (10.7%)
  FHLMC                                                 5.900%         02/14/2006          $   100,000    $   103,096
  FHLMC                                                 3.875%         01/12/2009            1,000,000        995,874
  FHLMC                                                 4.000%         07/16/2010              400,000        396,272
  FHLMC                                                 5.000%         02/04/2013            1,100,000      1,101,801
  FHLMC (3)                                             0.000%         07/15/2014            1,000,000        640,002
  FHLMC                                                 7.300%         12/08/2014            1,000,000      1,069,818
  FHLMC                                                 6.250%         07/15/2032            1,250,000      1,433,980
                                                                                                          -----------
                                                                                                            5,740,843
Federal National Mortgage Association (FNMA) (11.9%)
  FNMA                                                  4.750%         01/02/2007              250,000        256,402
  FNMA (2)                                              3.000%         11/04/2008              500,000        501,414
  FNMA                                                  3.500%         04/06/2009              400,000        394,869
  FNMA                                                  4.500%         08/13/2009            1,000,000      1,014,301
  FNMA                                                  5.250%         08/01/2012              550,000        570,697
  FNMA                                                  6.875%         09/24/2012              500,000        538,766
  FNMA                                                  7.540%         03/02/2015            1,650,000      1,777,471
  FNMA                                                  6.200%         06/13/2017            1,025,000      1,072,610
  FNMA                                                  6.625%         11/15/2030              240,000        285,999
                                                                                                          -----------
                                                                                                            6,412,529

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $29,674,714)                                      29,739,816
                                                                                                          -----------


MUNICIPAL BONDS (0.4%)
  Fort Walton Defense Housing (3)                       0.000%         10/15/2009              250,000        197,362
                                                                                                          -----------

TOTAL MUNICIPAL LONG TERM (IDENTIFIED COST $201,292)                                                          197,362
                                                                                                          -----------

SHORT-TERM INVESTMENTS (4.3%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.300%         01/03/2005         2,290,782         2,290,782
  12/31/04 (Repurchase value $2,291,030 collateralized                                                    -----------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,290,782)                                                   2,290,782


TOTAL INVESTMENTS (98.4%) (IDENTIFIED COST $52,610,818) (5)                                                52,604,683

TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)                                                                    832,401
                                                                                                          -----------
TOTAL NET ASSETS (100.0%)                                                                                 $53,437,084
                                                                                                          ===========



--------------------------------------------------------------------------------
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed is as of December 31, 2004.
(3) Security represents a zero coupon bond.
(4) Fair valued security under procedures established by the Funds' Board of Directors.
(5) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
66                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.4%)

Asset-Backed Securities (Auto Loans) (1.4%)
  Falcon Franchise Loan (1)                             4.856%         01/05/2025         $    441,375    $   437,235
  Lai Vehicle Lease Securities Trust (1)                2.580%         10/15/2009              563,427        563,315
                                                                                                          -----------
                                                                                                            1,000,550

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,001,705)                                                  1,000,550
                                                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (22.9%)
Collateralized Mortgage Obligations (22.9%)
  Asset Securitization                                  7.100%         08/13/2029              987,175      1,019,089
  Asset Securitization                                  7.320%         01/13/2030              132,330        132,735
  Asset Securitization                                  7.580%         01/13/2030            1,000,000      1,068,647
  Banc of America SST                                   6.274%         10/11/2033            1,000,000      1,069,330
  Comm 2002-FL7 G                                       4.253%         11/15/2014            1,000,000      1,007,462
  Commercial Mortgage Acceptance                        6.347%         12/15/2030            1,000,000      1,073,342
  Commerical Mortgage Pass Through Certificates         3.660%         04/15/2013            1,000,000        971,880
  CS First Boston Mortgage Securities (5, 6)            1.890%         12/15/2009           37,384,582        114,584
  CS First Boston Mortgage Securities                   6.380%         12/16/2035            1,000,000      1,100,330
  DLJ Mortgage Acceptance                               8.536%         03/13/2028            1,000,000      1,049,620
  Entertainment Properties Trust                        6.223%         02/15/2018              400,000        422,748
  FHLMC                                                 4.500%         03/15/2019              566,719        546,098
  GE Capital Commercial Mortgage                        6.131%         01/15/2033              655,269        625,043
  GMAC  Commercial Mortgage Securities I                7.222%         07/15/2029            1,000,000      1,117,875
  GMAC  Commercial Mortgage Securities I                6.974%         08/15/2036              500,000        401,565
  GNMA                                                  3.360%         08/16/2022              494,665        486,395
  Greewich Capital Community Funding                    3.682%         07/05/2018            1,116,100      1,126,119
  Harborview Mortgage Loan Trust                        2.975%         06/19/2034              350,688        347,198
  JP Morgan Commerical Mortgage                         7.527%         12/26/2028            1,360,000      1,441,941
  Lehman Brothers                                       3.807%         06/14/2017              750,000        735,626
  Merrill Lynch Mortgage Investments                    6.480%         11/15/2026            1,000,000      1,063,909
                                                                                                          -----------
                                                                                                           16,921,536

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $17,176,577)                                             16,921,536
                                                                                                          -----------

CORPORATE BONDS (31.7%)
Finance - Banking (7.7%)
  Am South Bank (1)                                     6.450%         02/01/2008              300,000        320,977
  Bank of America                                       4.750%         10/15/2006              100,000        102,413
  Bank of America                                       4.700%         03/15/2007              500,000        506,008
  Bayerische Landesbank                                 5.875%         12/01/2008              500,000        535,302
  Citicorp                                              7.125%         05/15/2006              200,000        210,559
  Citicorp                                              7.000%         07/01/2007              200,000        215,552
  Comerica Bank                                         7.250%         06/15/2007              300,000        326,155
  First Tennessee Bank                                  5.750%         12/01/2008              400,000        425,287
  Royal Bank of Canada                                  5.750%         04/14/2008              500,000        498,750
  Star Bank NA Cincinnati                               6.625%         12/15/2006              320,000        342,197
  Washington Mutual                                     7.500%         08/15/2006              500,000        531,174
  Washington Mutual                                     8.250%         04/01/2010              750,000        877,453
  Wells Fargo                                           7.800%         06/15/2010              500,000        510,464
  Wells Fargo Financial                                 6.125%         02/15/2006              250,000        257,587
                                                                                                          -----------
                                                                                                            5,659,878

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     67

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Finance-Broker Related Brokerage (1.5%)
  J.P. Morgan                                           6.250%         01/15/2009         $    227,000    $   244,817
  Salomon                                               7.125%         10/01/2006              800,000        851,586
                                                                                                          -----------
                                                                                                            1,096,403
Finance - Other (6.9%)
  AXA Financial                                         6.500%         04/01/2008              496,000        536,618
  CIT Group                                             4.125%         11/03/2009              500,000        497,771
  Dis-Crave (6)                                         6.850%         01/10/2007            1,393,774      1,411,335
  Ford Motor Credit                                     7.600%         08/01/2005              750,000        767,504
  Household Finance                                     7.875%         03/01/2007              200,000        217,635
  Household Finance                                     7.650%         05/15/2007              775,000        843,504
  Private Export Funding                                6.490%         07/15/2007              800,000        855,878
                                                                                                          -----------
                                                                                                            5,130,245
Industrial-Automotive (0.7%)
  Daimler Chrysler Na Holdings                          6.100%         10/15/2006              500,000        509,351
                                                                                                          -----------
                                                                                                              509,351
Industrial-Basic (0.1%)
  Air Products & Chemicals                              7.375%         05/01/2005              100,000        101,375
                                                                                                          -----------
                                                                                                              101,375
Industrial-Capital Goods (1.7%)
  Cargill (1)                                           6.150%         02/25/2008              650,000        697,878
  PPG Industries                                        6.500%         11/01/2007               75,000         80,582
  Thermo Electron                                       3.250%         11/01/2007              500,000        495,000
                                                                                                          -----------
                                                                                                            1,273,460
Industrial-Energy (1.8%)
  Northern Natural Gas (1)                              7.000%         06/01/2011              400,000        453,666
  Ocean Energy                                          7.625%         07/01/2005              845,000        864,016
                                                                                                          -----------
                                                                                                            1,317,682
Industrial-Other Consumer Non-Cyclicals (2.4%)
  Colgate Palmolive                                     7.840%         05/15/2007              500,000        549,111
  McCormick & Company                                   6.400%         02/01/2006              950,000        985,331
  J Seagram & Sons                                      6.625%         12/15/2005              250,000        253,513
                                                                                                          -----------
                                                                                                            1,787,955
Industrial-Services (2.0%)
  First Data                                            4.700%         11/01/2006              500,000        511,176
  McDonald's                                            4.240%         12/13/2006            1,000,000      1,003,435
                                                                                                          -----------
                                                                                                            1,514,611
Industrial-Retailers (1.5%)
  Kohl's                                                6.700%         02/01/2006              500,000        517,818
  Target                                                5.400%         10/01/2008              555,000        586,511
                                                                                                          -----------
                                                                                                            1,104,329
Industrial-Technology (0.7%)
  Applied Materials                                     7.000%         09/06/2005              150,000        153,830
  Reynolds & Reynolds                                   7.000%         12/15/2006              375,000        390,832
                                                                                                          -----------
                                                                                                              544,662
Industrial-Telecommunications-Wired (0.3%)
  Central Telephone                                     7.040%         09/21/2007              200,000        217,988
                                                                                                          -----------
                                                                                                              217,988
Industrial-Transportation (0.8%)
  Norfolk Southern                                      7.350%         05/15/2007               87,000         94,160
  Norfolk Southern                                      5.257%         09/17/2014              455,000        467,180
                                                                                                          -----------
                                                                                                              561,340
Utilities (3.6%)
  Alabama Power                                         3.500%         11/15/2007              590,000        587,978

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
68                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Utilities - continued
  Calenergy                                             7.520%         09/15/2008         $    105,000    $   116,589
  Commonwealth Edison                                   8.000%         05/15/2008              600,000        680,452
  Consumers Energy                                      6.250%         09/15/2006              500,000        522,030
  Monongahela Power                                     5.000%         10/01/2006              650,000        661,738
  Public Service Electric & Gas                         6.750%         03/01/2006              100,000        104,194
                                                                                                          -----------
                                                                                                            2,672,981

TOTAL CORPORATE BONDS (IDENTIFIED COST $24,242,173)                                                        23,492,260
                                                                                                          -----------

U.S. GOVERNMENT AND AGENCY SECURITIES (40.4%)

U.S. Treasury Notes (3.4%)
  U.S. Treasury Notes (4)                               3.375%         01/15/2007            1,000,000      1,264,854
  U.S. Treasury Notes (4)                               3.625%         01/15/2008            1,000,000      1,281,741
                                                                                                          -----------
                                                                                                            2,546,595
Federal Agricultural Mortgage Corporation (FAMC) (1.5%)
  FAMC                                                  5.900%         03/03/2009            1,000,000      1,080,823
                                                                                                          -----------
                                                                                                            1,080,823
Federal Farm Credit Bank (FFCB) (0.9%)
  FFCB                                                  3.375%         09/24/2007              200,000        199,326
  FFCB                                                  4.000%         08/26/2008              500,000        502,195
                                                                                                          -----------
                                                                                                              701,521
Federal Home Loan Bank (FHLB) (19.8%)
  FHLB (3)                                              8.300%         08/26/2005              500,000        511,853
  FHLB                                                  2.375%         02/15/2006            1,000,000        992,402
  FHLB                                                  2.170%         03/27/2006              900,000        890,186
  FHLB                                                  2.375%         08/15/2006            1,250,000      1,234,484
  FHLB                                                  3.500%         08/15/2006            1,350,000      1,356,944
  FHLB                                                  3.000%         11/20/2006            1,000,000        995,769
  FHLB                                                  5.375%         02/15/2007              325,000        338,463
  FHLB                                                  3.500%         05/15/2007            2,000,000      2,005,756
  FHLB                                                  4.875%         05/15/2007              830,000        858,294
  FHLB                                                  7.325%         05/30/2007              250,000        272,773
  FHLB                                                  6.200%         10/10/2007              200,000        214,460
  FHLB                                                  2.000%         03/18/2008            1,000,000        993,991
  FHLB                                                  2.500%         05/16/2008              200,000        199,695
  FHLB (2)                                              3.000%         05/28/2008              500,000        499,852
  FHLB                                                  2.750%         07/30/2008            1,000,000        990,640
  FHLB                                                  3.650%         09/22/2008              500,000        497,887
  FHLB                                                  4.000%         01/28/2009              395,000        395,286
  FHLB                                                  3.000%         02/27/2009              500,000        498,780
  FHLB                                                  3.250%         12/17/2009              300,000        300,165
  FHLB                                                  6.300%         06/21/2011               75,000         78,295
  FHLB                                                  3.000%         07/23/2013              500,000        495,444
                                                                                                          -----------
                                                                                                           14,621,419
Federal Home Loan Mortgage Corp (FHLMC) (6.6%)
  FHLMC                                                 8.500%         08/01/2006                  279            290
  FHLMC                                                 4.000%         09/12/2007              400,000        403,213
  FHLMC                                                 3.100%         05/27/2008              500,000        493,056
  FHLMC                                                 3.150%         11/20/2008            2,000,000      1,962,086
  FHLMC                                                 3.000%         01/13/2009            1,000,000        997,185
  FHLMC                                                 3.000%         03/16/2009            1,000,000        999,340
  FHLMC                                                 4.000%         12/15/2009               60,000         59,732
                                                                                                          -----------
                                                                                                            4,914,902

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     69

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) (7.3%)
  FNMA                                                  5.010%         02/14/2007         $    500,000    $   501,285
  FNMA                                                  5.000%         03/21/2007              400,000        401,932
  FNMA                                                  5.350%         04/12/2007            1,000,000      1,007,019
  FNMA                                                  3.570%         05/25/2007            1,000,000      1,000,268
  FNMA                                                  7.000%         11/01/2007                3,406          3,544
  FNMA (2)                                              3.000%         11/04/2008              550,000        551,555
  FNMA                                                  7.000%         12/01/2008               15,980         16,775
  FNMA                                                  4.000%         03/03/2009              100,000        100,023
  FNMA                                                  3.500%         04/06/2009              800,000        789,738
  FNMA                                                  4.500%         08/13/2009              200,000        202,860
  FNMA                                                  3.375%         12/29/2010               30,000         29,835
  FNMA                                                  3.250%         08/18/2011              300,000        295,197
  FNMA                                                  4.167%         01/01/2012              475,855        479,186
                                                                                                          -----------
                                                                                                            5,379,217
Small Business Administration - Pass-Through-Agency (0.9%)
  Small Business Administration                         8.017%         02/10/2010              596,467        648,026
                                                                                                          -----------
                                                                                                              648,026

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $29,391,856)                                  29,892,503
                                                                                                          -----------


SHORT-TERM INVESTMENTS (2.5%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.300%         01/03/2005        1,838,142          1,838,142
  12/31/04 (Repurchase value $1,838,341 collateralized                                                    -----------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,838,142)                                                   1,838,142
                                                                                                          -----------


TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $73,650,453) (7)                                                73,144,991

TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                    791,199
                                                                                                          -----------

TOTAL NET ASSETS (100.0%)                                                                                 $73,936,190
                                                                                                          ===========



--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed as of December 31, 2004.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate as of December 31,2004.
(4) Represents a Treasury Inflation Protected Security.
(5) Interest only security.
(6) Fair valued security under procedures established by the Funds' Board of Directors.
(7) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
70                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%)

  TMS SBA Loan Trust (1999 1-A) (2)                     2.800%         07/15/2025         $    454,320    $   450,922
                                                                                                          -----------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $454,288)                                                      450,922
                                                                                                          -----------

PROJECT LOANS (0.0%)
  Merrill Lynch 42                                      7.430%         09/01/2022               12,186         12,799
                                                                                                          -----------

TOTAL PROJECT LOANS (IDENTIFIED COST $12,450)                                                                  12,799
                                                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)
  Bank of America Alternative Loan Trust (2003-2 CB1)   5.750%         04/25/2033              806,347        826,750
  Bank of America Alternative Loan Trust (2003-10 6A2)  5.500%         12/25/2018              332,884        335,133
  Bank of America Alternative Loan Trust (2004-3 4A1)   5.000%         04/25/2019              448,303        453,433
  Citigroup Mortgage Loan Trust, Inc. (2003-UP3 A2)     7.000%         09/25/2033            1,099,168      1,144,550
  Countrywide Alternative Loan Trust (2004-J2 2A1)      6.500%         03/25/2034              318,973        327,483
  Countrywide Alternative Loan Trust (2004-24CB 1A1)    6.000%         11/25/2034            2,033,314      2,089,230
  Fannie Mae (2003-71)                                  5.500%         08/25/2033              707,932        149,813
  Fannie Mae (2003-110: IO)                             6.000%         11/25/2033              759,037        144,027
  Fannie Mae Strip (344:1)                              0.000%         12/01/2033              790,509        655,867
  Fannie Mae Strip (352:2) (5)                          5.500%         07/01/2034            2,087,096        488,610
  Freddie Mac (2494:CF)                                 5.500%         09/15/2017              500,000        519,490
  Freddie Mac (2498:PE)                                 5.500%         09/15/2017            1,200,000      1,246,422
  Freddie Mac (2564:BQ)                                 5.500%         10/15/2017              900,000        933,085
  GMAC Mortgage Loan Trust (1999-C3 A2)                 7.179%         08/15/2036              778,638        869,403
  GS Mortgage Loan Trust (2003-13 1A1)                  4.531%         10/25/2033            1,986,111      1,944,073
  Residential Accredit Loans Incorporated
    (2003-QS4 A6) (1)                                   6.000%         03/25/2033              391,429         53,626
  Residential Accredit Loans Incorporated (2003-QS20 CB)5.000%         11/25/2018            1,820,795      1,807,442
  Residential Accredit Loans Incorporated (2004-QS2 CB) 5.750%         02/25/2034            1,066,423      1,075,088
                                                                                                          -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,194,965)                                    15,063,525
                                                                                                          -----------
U.S. GOVERNMENT AGENCY BONDS (85.0%)
Federal Home Loan Mortgage Corp (FHLMC) (15.8%)
  FHLMC                                                 4.500%         01/01/2010              383,200        386,023
  FHLMC                                                 6.000%         08/01/2012              124,469        130,614
  FHLMC                                                 6.000%         09/01/2012               14,040         14,733
  FHLMC                                                 6.000%         12/01/2012               34,768         36,484
  FHLMC                                                 6.000%         01/01/2013                7,580          7,954
  FHLMC                                                 6.000%         02/01/2013               26,288         27,577
  FHLMC                                                 6.000%         03/01/2013               83,117         87,220
  FHLMC                                                 6.000%         04/01/2013              348,570        365,641
  FHLMC                                                 6.000%         05/01/2013                8,174          8,574
  FHLMC                                                 6.000%         08/01/2013              126,855        133,068
  FHLMC                                                 6.000%         09/01/2013              123,179        129,212
  FHLMC                                                 5.500%         11/01/2013               11,923         12,349
  FHLMC                                                 6.000%         11/01/2013              171,607        180,011
  FHLMC                                                 5.500%         12/01/2013               75,738         78,445
  FHLMC                                                 6.000%         12/01/2013                8,221          8,623
  FHLMC                                                 5.500%         02/01/2014                7,919          8,201
  FHLMC                                                 5.500%         03/01/2014              190,538        197,283
  FHLMC                                                 5.500%         04/01/2014               10,619         10,994

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     71

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 6.000%         04/01/2014         $    293,281    $   307,525
  FHLMC                                                 5.500%         05/01/2014               10,715         11,094
  FHLMC                                                 6.000%         05/01/2014              186,520        195,579
  FHLMC                                                 6.000%         07/01/2014               28,711         30,105
  FHLMC                                                 7.500%         09/01/2014               42,656         45,243
  FHLMC                                                 7.000%         06/01/2015                4,546          4,820
  FHLMC                                                 7.500%         07/01/2015                3,740          3,967
  FHLMC                                                 6.000%         05/01/2016               15,832         16,586
  FHLMC                                                 6.000%         06/01/2016               78,010         81,711
  FHLMC                                                 5.500%         02/15/2017              600,000        620,116
  FHLMC                                                 5.000%         08/01/2017              115,352        117,278
  FHLMC                                                 5.500%         08/01/2017              377,915        390,814
  FHLMC                                                 5.500%         09/01/2017               25,200         26,060
  FHLMC                                                 6.000%         09/01/2017               11,648         12,200
  FHLMC                                                 5.000%         10/01/2017              359,578        365,579
  FHLMC                                                 5.000%         11/01/2017              273,046        277,603
  FHLMC                                                 5.500%         11/01/2017               49,033         50,707
  FHLMC                                                 5.000%         01/01/2018              226,247        230,023
  FHLMC                                                 5.000%         03/01/2018               37,723         38,340
  FHLMC                                                 6.500%         04/01/2018               58,793         62,144
  FHLMC                                                 5.000%         05/01/2018            1,339,599      1,361,602
  FHLMC                                                 5.000%         06/01/2018              792,213        805,175
  FHLMC                                                 5.000%         07/01/2018               30,624         31,124
  FHLMC                                                 4.500%         08/01/2018            1,627,863      1,626,301
  FHLMC                                                 9.000%         09/01/2018               28,326         30,260
  FHLMC                                                 5.000%         10/01/2018               48,895         49,694
  FHLMC                                                 4.500%         11/01/2018              807,714        806,939
  FHLMC                                                 4.500%         12/01/2018              730,724        730,022
  FHLMC                                                 6.000%         12/01/2018              143,454        149,514
  FHLMC                                                 4.500%         01/01/2019              411,820        411,425
  FHLMC                                                 6.000%         02/01/2019               56,501         58,818
  FHLMC                                                 4.500%         03/01/2019            1,875,972      1,871,725
  FHLMC                                                 4.500%         04/01/2019            2,161,550      2,155,669
  FHLMC                                                 5.500%         09/01/2019            2,376,014      2,455,679
  FHLMC                                                 6.000%         07/01/2022              337,314        350,866
  FHLMC                                                 7.000%         06/01/2024                  433            462
  FHLMC                                                 8.000%         07/01/2024               91,990         99,981
  FHLMC                                                 8.000%         08/01/2024               14,314         15,557
  FHLMC                                                 8.000%         06/01/2025                   82             90
  FHLMC                                                 8.000%         07/01/2025               93,937        102,181
  FHLMC                                                 8.000%         09/01/2025                  748            815
  FHLMC                                                 8.000%         11/01/2025                2,345          2,553
  FHLMC                                                 8.000%         12/01/2025                8,014          8,717
  FHLMC                                                 8.000%         01/01/2026                  738            803
  FHLMC                                                 7.000%         05/01/2026               19,275         20,534
  FHLMC                                                 8.000%         06/01/2026               20,027         21,804
  FHLMC                                                 7.000%         09/01/2027                1,438          1,527
  FHLMC                                                 5.500%         01/01/2029               73,199         74,683
  FHLMC                                                 6.000%         01/01/2029              146,555        151,914
  FHLMC                                                 6.000%         02/01/2029              205,769        213,294
  FHLMC                                                 7.000%         04/01/2029                7,455          7,908
  FHLMC (3)                                             6.000%         05/01/2029              273,965        283,640
  FHLMC                                                 7.000%         07/01/2029               58,454         62,005
  FHLMC                                                 7.000%         10/01/2029              123,845        131,368

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
72                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 7.000%         11/01/2029         $     58,800    $    62,372
  FHLMC                                                 7.000%         12/01/2029                5,606          5,947
  FHLMC (3)                                             7.000%         01/01/2030               91,978         97,565
  FHLMC                                                 7.000%         04/01/2030                  668            708
  FHLMC                                                 7.000%         09/01/2030               39,398         41,769
  FHLMC                                                 7.000%         10/01/2030               12,074         12,800
  FHLMC                                                 7.500%         10/01/2030                2,329          2,497
  FHLMC                                                 7.000%         11/01/2030               16,271         17,250
  FHLMC                                                 7.000%         05/01/2031               58,027         61,499
  FHLMC                                                 7.000%         06/01/2031               23,135         24,520
  FHLMC                                                 7.000%         07/01/2031               33,859         35,885
  FHLMC                                                 7.000%         08/01/2031                3,330          3,529
  FHLMC                                                 7.000%         09/01/2031               63,834         67,653
  FHLMC                                                 7.000%         10/01/2031                2,767          2,932
  FHLMC                                                 7.000%         11/01/2031               58,868         62,390
  FHLMC                                                 6.000%         01/01/2032               71,501         73,962
  FHLMC                                                 5.500%         02/01/2032               49,380         50,276
  FHLMC                                                 5.500%         04/01/2032              292,388        297,516
  FHLMC                                                 7.000%         04/01/2032               22,777         24,142
  FHLMC                                                 7.000%         05/01/2032              508,152        538,562
  FHLMC                                                 6.500%         07/01/2032            1,535,083      1,611,901
  FHLMC                                                 7.000%         07/01/2032               19,573         20,744
  FHLMC                                                 6.500%         08/01/2032              325,686        341,984
  FHLMC                                                 6.000%         02/01/2033              632,020        653,787
  FHLMC                                                 5.500%         03/01/2033              475,889        483,892
  FHLMC                                                 6.000%         03/01/2033               74,071         76,622
  FHLMC                                                 5.500%         04/01/2033               27,800         28,268
  FHLMC                                                 5.500%         05/01/2033               31,638         32,170
  FHLMC                                                 5.500%         06/01/2033              273,233        277,827
  FHLMC                                                 5.500%         08/01/2033              368,882        375,086
  FHLMC                                                 5.500%         09/01/2033              375,863        382,184
  FHLMC                                                 7.000%         09/01/2033               77,479         82,115
  FHLMC                                                 5.500%         10/01/2033              241,172        245,228
  FHLMC                                                 6.000%         11/01/2033               80,866         83,573
  FHLMC                                                 6.000%         02/01/2034              340,522        351,935
  FHLMC                                                 6.000%         05/01/2034               63,391         65,516
  FHLMC                                                 5.500%         12/01/2034              899,910        914,787
                                                                                                          -----------
                                                                                                           26,316,542
Federal National Mortgage Association (FNMA) (62.3%)
  FNMA                                                  8.000%         10/01/2009                28,013        29,238
  FNMA                                                  6.500%         02/01/2012                34,845        36,983
  FNMA                                                  6.000%         05/01/2013                89,001        93,460
  FNMA                                                  6.000%         07/01/2013                 8,040         8,443
  FNMA                                                  6.000%         08/01/2013                22,364        23,484
  FNMA                                                  6.500%         10/01/2013                61,371        65,138
  FNMA                                                  6.000%         11/01/2013                51,008        53,565
  FNMA                                                  6.000%         12/01/2013               143,707       150,933
  FNMA                                                  6.000%         01/01/2014               109,951       115,458
  FNMA                                                  6.000%         02/01/2014                37,992        39,889
  FNMA                                                  6.000%         03/01/2014                39,397        41,364
  FNMA                                                  6.000%         04/01/2014                18,503        19,424
  FNMA                                                  6.000%         05/01/2014                57,635        60,503
  FNMA                                                  6.000%         06/01/2014             1,469,383     1,542,495
  FNMA                                                  5.500%         07/01/2014               118,302       122,599

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     73

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  6.000%         07/01/2014         $       4,574   $     4,802
  FNMA                                                  6.000%         08/01/2014                 9,694        10,177
  FNMA                                                  8.000%         08/01/2014                90,778        93,819
  FNMA                                                  6.000%         11/01/2014               133,221       139,849
  FNMA                                                  6.000%         04/01/2016                 4,307         4,516
  FNMA                                                  6.000%         05/01/2016               138,971       145,715
  FNMA                                                  6.500%         05/01/2016                82,115        87,091
  FNMA                                                  6.500%         06/01/2016                23,514        24,939
  FNMA                                                  6.000%         07/01/2016               500,231       524,506
  FNMA                                                  6.500%         07/01/2016                83,268        88,314
  FNMA                                                  6.000%         09/01/2016                21,149        22,176
  FNMA                                                  6.500%         09/01/2016                97,297       103,193
  FNMA                                                  5.500%         10/01/2016               149,107       154,348
  FNMA                                                  6.000%         11/01/2016               127,191       133,364
  FNMA                                                  6.000%         12/01/2016               695,780       729,544
  FNMA                                                  6.000%         01/01/2017                13,069        13,703
  FNMA                                                  6.000%         02/01/2017                50,493        52,942
  FNMA                                                  5.500%         05/01/2017               338,688       350,406
  FNMA                                                  6.000%         05/01/2017               102,735       107,714
  FNMA                                                  6.000%         06/01/2017                50,578        53,030
  FNMA                                                  5.500%         08/01/2017               200,000       206,919
  FNMA                                                  6.000%         08/01/2017                 6,710         7,035
  FNMA                                                  5.500%         09/01/2017             1,644,578     1,701,478
  FNMA                                                  5.500%         10/01/2017               621,563       643,068
  FNMA                                                  5.000%         11/01/2017               225,615       229,508
  FNMA                                                  5.500%         11/01/2017                35,616        36,848
  FNMA                                                  6.000%         11/01/2017                74,742        78,368
  FNMA                                                  5.500%         12/01/2017               474,631       491,052
  FNMA                                                  4.500%         01/01/2018               142,158       142,185
  FNMA                                                  5.500%         01/01/2018               957,019       990,130
  FNMA                                                  5.000%         02/01/2018               153,966       156,577
  FNMA                                                  5.500%         02/01/2018             1,881,779     1,946,784
  FNMA                                                  6.000%         02/01/2018               473,222       496,160
  FNMA                                                  5.500%         03/01/2018               380,712       393,789
  FNMA                                                  6.000%         03/01/2018               127,509       133,697
  FNMA                                                  4.500%         04/01/2018               273,551       273,315
  FNMA                                                  5.000%         04/01/2018               167,702       170,441
  FNMA                                                  4.500%         05/01/2018               622,991       622,514
  FNMA                                                  5.000%         05/01/2018               941,462       957,293
  FNMA                                                  5.500%         05/01/2018                24,271        25,111
  FNMA                                                  6.000%         05/01/2018               601,648       630,845
  FNMA                                                  6.500%         05/01/2018               133,768       141,319
  FNMA                                                  4.000%         06/01/2018               501,971       490,956
  FNMA                                                  4.500%         06/01/2018                83,026        82,948
  FNMA                                                  5.500%         06/01/2018             3,028,049     3,132,814
  FNMA                                                  4.000%         07/01/2018             1,215,852     1,189,173
  FNMA                                                  4.500%         07/01/2018                58,699        58,644
  FNMA                                                  4.000%         08/01/2018               895,986       876,327
  FNMA                                                  4.500%         08/01/2018               165,548       165,394
  FNMA                                                  5.000%         08/01/2018               147,401       149,901
  FNMA                                                  5.500%         08/01/2018             1,015,581     1,050,566
  FNMA                                                  6.000%         08/01/2018                94,428        98,508
  FNMA                                                  4.000%         09/01/2018               708,554       693,007
  FNMA                                                  5.000%         09/01/2018             2,506,108     2,548,617

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
74                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  4.500%         10/01/2018         $     148,197   $   148,059
  FNMA                                                  5.000%         10/01/2018             1,654,315     1,682,378
  FNMA                                                  4.500%         11/01/2018                87,815        87,733
  FNMA                                                  5.000%         11/01/2018             1,845,617     1,876,922
  FNMA                                                  5.500%         11/01/2018                22,250        23,014
  FNMA                                                  4.500%         12/01/2018             2,099,698     2,097,741
  FNMA                                                  4.500%         01/01/2019             2,264,908     2,262,406
  FNMA                                                  5.500%         01/01/2019               802,020       829,569
  FNMA                                                  6.000%         01/01/2019                85,776        89,939
  FNMA                                                  4.500%         02/01/2019               470,701       470,262
  FNMA                                                  4.500%         04/01/2019             1,203,717     1,201,991
  FNMA                                                  5.500%         04/01/2019               366,693       379,379
  FNMA                                                  4.000%         06/01/2019             1,194,371     1,166,685
  FNMA                                                  5.500%         06/01/2019               312,520       323,255
  FNMA                                                  5.500%         07/01/2019             1,699,294     1,757,332
  FNMA                                                  5.500%         08/01/2019             6,201,749     6,413,562
  FNMA                                                  5.500%         09/01/2019             1,447,356     1,496,789
  FNMA                                                  5.500%         01/01/2020               307,676       318,184
  FNMA                                                  8.000%         05/01/2022                23,240        24,490
  FNMA                                                  7.500%         08/01/2023                21,018        22,669
  FNMA                                                  6.500%         04/01/2024                 5,598         5,894
  FNMA                                                  5.000%         06/01/2024             1,828,703     1,836,458
  FNMA                                                  6.500%         11/01/2024                72,563        76,493
  FNMA                                                  7.000%         10/01/2025                49,114        52,307
  FNMA                                                  7.500%         02/01/2026                39,682        42,780
  FNMA                                                  6.500%         04/01/2026                13,927        14,651
  FNMA                                                  7.000%         09/01/2026                27,064        28,823
  FNMA                                                  7.500%         09/01/2026                51,441        55,303
  FNMA                                                  7.000%         04/01/2027                20,018        21,264
  FNMA                                                  7.500%         05/01/2027                 6,013         6,453
  FNMA                                                  7.500%         11/01/2027                20,762        22,280
  FNMA                                                  7.500%         12/01/2027                44,824        48,101
  FNMA                                                  7.500%         01/01/2028                 3,117         3,347
  FNMA                                                  7.500%         02/01/2028                23,534        25,397
  FNMA                                                  6.500%         11/01/2028                62,117        65,275
  FNMA                                                  6.000%         01/01/2029                57,636        59,802
  FNMA                                                  6.500%         03/01/2029               281,496       295,791
  FNMA                                                  7.000%         03/01/2029                20,682        21,956
  FNMA                                                  6.500%         04/01/2029               776,592       816,306
  FNMA                                                  7.000%         04/01/2029               132,567       140,647
  FNMA                                                  7.000%         05/01/2029               108,652       115,274
  FNMA                                                  6.500%         06/01/2029               224,224       235,533
  FNMA                                                  6.500%         07/01/2029                21,783        22,884
  FNMA                                                  7.000%         07/01/2029                16,143        17,127
  FNMA                                                  6.500%         09/01/2029                99,456       104,472
  FNMA                                                  7.500%         09/01/2029               224,412       240,533
  FNMA                                                  6.000%         10/01/2029               200,052       207,687
  FNMA                                                  7.000%         11/01/2029                15,659        16,614
  FNMA                                                  7.000%         12/01/2029                19,615        20,810
  FNMA                                                  7.000%         01/01/2030                34,958        37,070
  FNMA                                                  6.500%         02/01/2030                50,247        52,763
  FNMA                                                  7.000%         02/01/2030               127,143       134,872
  FNMA                                                  7.000%         03/01/2030                 5,807         6,158
  FNMA                                                  7.000%         11/01/2030                 4,064         4,310

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     75

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  7.000%         12/01/2030         $      81,053   $     85,950
  FNMA                                                  7.000%         01/01/2031                26,218         27,794
  FNMA                                                  6.500%         05/01/2031                13,481         14,152
  FNMA                                                  7.000%         06/01/2031               112,703        119,476
  FNMA                                                  7.000%         07/01/2031               140,513        148,957
  FNMA                                                  7.000%         08/01/2031                70,080         74,292
  FNMA                                                  6.500%         09/01/2031                33,598         35,270
  FNMA                                                  7.000%         09/01/2031               124,969        132,493
  FNMA                                                  6.500%         10/01/2031                98,599        103,507
  FNMA                                                  7.000%         10/01/2031                59,423         63,013
  FNMA                                                  6.500%         12/01/2031               159,738        167,689
  FNMA                                                  7.500%         12/01/2031                34,695         37,173
  FNMA                                                  6.000%         02/01/2032                71,020         73,536
  FNMA                                                  7.000%         05/01/2032                41,803         44,314
  FNMA                                                  6.500%         07/01/2032                83,866         88,027
  FNMA                                                  7.000%         08/01/2032               107,778        114,253
  FNMA                                                  6.000%         12/01/2032                39,200         40,587
  FNMA                                                  6.500%         01/01/2033                34,552         36,271
  FNMA                                                  6.000%         02/01/2033                23,598         24,434
  FNMA                                                  6.000%         03/01/2033                27,860         28,847
  FNMA                                                  5.500%         04/01/2033             1,829,219      1,858,635
  FNMA                                                  6.000%         05/01/2033                40,513         41,910
  FNMA                                                  5.000%         06/01/2033               540,711        537,539
  FNMA                                                  5.500%         06/01/2033               572,765        581,975
  FNMA                                                  5.500%         07/01/2033             1,331,341      1,352,749
  FNMA                                                  5.500%         08/01/2033             1,111,619      1,129,496
  FNMA                                                  5.000%         09/01/2033               260,584        259,056
  FNMA                                                  5.500%         09/01/2033             2,225,430      2,261,216
  FNMA                                                  5.000%         10/01/2033             3,050,151      3,032,260
  FNMA                                                  5.500%         10/01/2033             3,888,058      3,950,582
  FNMA                                                  5.000%         11/01/2033                29,175         29,004
  FNMA                                                  5.500%         11/01/2033             1,429,603      1,452,593
  FNMA                                                  5.000%         12/01/2033               938,337        932,833
  FNMA                                                  5.500%         12/01/2033               822,913        836,146
  FNMA                                                  5.500%         01/01/2034             3,914,537      3,977,487
  FNMA                                                  5.000%         03/01/2034            12,780,876     12,705,904
  FNMA                                                  5.500%         03/01/2034               910,356        924,995
  FNMA                                                  5.000%         04/01/2034             1,202,576      1,195,522
  FNMA                                                  5.500%         04/01/2034             1,414,631      1,436,991
  FNMA                                                  5.500%         07/01/2034             1,922,449      1,952,835
  FNMA                                                  6.000%         07/01/2034               964,969        998,315
  FNMA                                                  5.500%         09/01/2034             1,557,735      1,582,357
  FNMA                                                  6.500%         09/01/2034             1,180,650      1,238,551
  FNMA                                                  6.500%         10/01/2034               299,212        313,886
  FNMA                                                  6.500%         11/01/2034             3,189,276      3,345,685
  FNMA                                                  7.000%         01/25/2042               406,399        428,578
                                                                                                          ------------
                                                                                                           103,603,344
Government National Mortgage Association (GNMA) (6.9%)
  GNMA                                                  7.250%         04/15/2006                 4,255          4,346
  GNMA                                                  5.500%         04/15/2014               130,040        135,798
  GNMA                                                  6.000%         04/15/2014               238,680        251,819
  GNMA                                                  6.500%         08/15/2014                13,006         13,874
  GNMA                                                  8.000%         08/15/2016                19,307         21,036
  GNMA                                                  6.000%         12/15/2016               299,104        315,191

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
76                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY           PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) - continued
  GNMA                                                  8.000%         03/15/2017         $       2,658   $      2,910
  GNMA                                                  8.000%         04/15/2017                14,582         15,964
  GNMA                                                  6.500%         12/15/2023                53,275         56,424
  GNMA                                                  8.000%         09/20/2026               107,575        116,579
  GNMA                                                  7.500%         09/15/2027                17,077         18,381
  GNMA                                                  6.000%         02/20/2029               277,139        287,689
  GNMA                                                  7.500%         10/15/2029                32,396         34,801
  GNMA                                                  6.000%         12/15/2031                31,899         33,117
  GNMA                                                  5.500%         12/15/2032             1,743,502      1,783,714
  GNMA                                                  6.000%         01/15/2033               106,162        110,098
  GNMA                                                  5.500%         06/15/2033             1,772,879      1,812,425
  GNMA                                                  5.000%         07/15/2033             1,862,336      1,866,355
  GNMA                                                  6.000%         07/15/2033               418,726        434,251
  GNMA                                                  5.500%         08/15/2033               177,985        181,955
  GNMA                                                  5.000%         10/15/2033               809,659        811,406
  GNMA                                                  5.500%         12/15/2033             1,150,969      1,177,451
  GNMA                                                  6.000%         01/15/2034               396,064        410,772
  GNMA                                                  6.000%         06/20/2034             1,121,352      1,161,594
  GNMA                                                  6.500%         06/20/2034               363,431        381,861
                                                                                                          ------------
                                                                                                            11,439,811

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $140,251,134)                                          141,359,697


SHORT-TERM INVESTMENTS (3.6%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.300%         01/03/2005             5,987,560      5,987,560
  12/31/04 (Repurchase value $5,988,209 collateralized                                                    ------------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,987,560)                                                    5,987,560
                                                                                                          ------------


TOTAL INVESTMENTS (98.0%) (IDENTIFIED COST $161,900,397) (6)                                                 162,874,503

TOTAL OTHER ASSETS LESS LIABILITIES  (2.0%)                                                                  3,350,157
                                                                                                          ------------

TOTAL NET ASSETS (100.0%)                                                                                 $166,224,660
                                                                                                          ============

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     77

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

FORWARD COMMITMENTS
                                                       COUPON           DELIVERY            PRINCIPAL
AGENCY                                                  RATE              DATE               AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------
TBA Purchase Commitments at December 31, 2004 (Cost Payable $124,839,945)
  FNMA 15 YR TBA                                        4.50%          01/19/2005          $ 11,100,000   $  11,061,838
  FNMA 15 YR TBA                                        5.00%          01/19/2005             6,800,000       6,906,250
  FNMA GOLD 15 YR TBA                                   5.50%          01/19/2005               900,000         929,250
  FNMA 30 YR TBA                                        4.50%          01/13/2005             8,800,000       8,503,000
  FNMA 30 YR TBA                                        5.00%          01/13/2005            11,200,000      11,109,000
  FNMA 30 YR TBA                                        5.50%          01/13/2005            33,700,000      34,205,500
  FNMA 30 YR TBA                                        6.00%          01/13/2005            20,200,800      20,881,750
  FNMA 30 YR TBA                                        6.50%          01/13/2005             4,400,000       4,613,127
  FNMA GOLD 30 YR TBA                                   5.00%          01/13/2005            13,800,000      13,700,806
  FNMA GOLD 30 YR TBA                                   6.00%          01/13/2005             5,100,000       5,267,341
  GNMA 30YR TBA                                         5.50%          01/20/2005             1,100,000       1,122,343
  GNMA 30YR TBA                                         6.00%          01/20/2005             3,800,000       3,936,565
  GNMA 30YR TBA                                         6.50%          01/20/2005             2,600,000       2,734,875
                                                                                                          -------------
                                                                                                            124,971,645
                                                                                                          =============

TBA Sale Commitments at December 31, 2004 (Proceeds Receivable $124,031,223)
  FNMA 15 YR TBA                                        4.00%          01/19/2005            (4,400,000)     (4,294,127)
  FNMA 15 YR TBA                                        4.50%          01/19/2005           (16,600,000)    (16,542,929)
  FNMA 15 YR TBA                                        5.00%          01/19/2005           (10,400,000)    (10,562,500)
  FNMA 15 YR TBA                                        5.50%          01/19/2005            (8,400,000)     (8,678,250)
  FNMA 15 YR TBA                                        6.00%          01/19/2005            (4,400,000)     (4,609,000)
  FNMA GOLD 15 YR TBA                                   4.50%          01/19/2005            (2,400,000)     (2,391,000)
  FNMA GOLD 15 YR TBA                                   5.00%          01/19/2005            (2,400,000)     (2,436,000)
  FNMA GOLD 15 YR TBA                                   5.50%          01/19/2005            (3,100,000)     (3,200,750)
  FNMA 30 YR TBA                                        5.00%          01/13/2005           (11,500,000)    (11,406,563)
  FNMA 30 YR TBA                                        5.50%          01/13/2005           (28,000,000)    (28,420,000)
  FNMA 30 YR TBA                                        6.00%          01/13/2005           (16,300,000)    (16,850,125)
  FNMA 30 YR TBA                                        6.50%          01/13/2005              (400,000)       (419,375)
  FNMA GOLD 30 YR TBA                                   5.50%          01/13/2005            (3,100,000)     (3,148,437)
  FNMA GOLD 30 YR TBA                                   6.00%          01/13/2005            (1,000,000)     (1,032,812)
  GNMA 30 YR TBA                                        5.00%          01/20/2005            (1,800,000)     (1,799,438)
  GNMA 30 YR TBA                                        5.50%          01/20/2005            (5,900,000)     (6,019,841)
  GNMA 30 YR TBA                                        6.00%          01/20/2005            (1,200,000)     (1,240,872)
  GNMA 30 YR TBA                                        6.50%          01/20/2005              (900,000)       (946,687)
                                                                                                          -------------
                                                                                                           (123,998,707)
                                                                                                          =============

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
78                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

WRITTEN OPTION ACTIVITY                                               NUMBER OF                CONTRACT
                                                                      CONTRACTS                PREMIUM
-----------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning of Year                                1,125,085         $     127,017
Optons Sold                                                                   202               211,135
Options Exercised or Cancelled Prior to Exercise                       (1,125,277)             (335,114)
Options Expired                                                               (10)               (3,038)
                                                                    -------------         -------------
Options Outstanding at End of Period                                           --                    --
                                                                    =============         =============



-----------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                              UNREALIZED
                                                                      UNITS PER               CURRENT     APPRECIATION/
TYPE                              EXPIRATION        CONTRACTS         CONTRACT                 VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
5 Year Note Future (Sell)         03/31/2005            90              1,000             $   9,857,790   $       9,147
10 Year Note Future (Buy)         03/31/2005            20              1,000                 2,238,760          10,877
                                                                                                          -------------
                                                                                                          $      20,034
                                                                                                          =============






--------------------------------------------------------------------------------
(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of December 31, 2004. 3Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2004.
(4) Principal only security.
(5) Security represents zero coupon bond.
(6) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     79

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (98.7%)

Federal Farm Credit Bank (FFCB) (2.2%)
  FFCB                                                  6.700%         09/13/2005       $   200,000       $    205,412
  FFCB                                                  1.850%         06/26/2006         1,000,000            981,187
  FFCB                                                  5.900%         02/05/2008           100,000            106,914
                                                                                                          ------------
                                                                                                             1,293,513
Federal Home Loan Bank (FHLB) (51.7%)
  FHLB                                                  7.990%         01/19/2005           900,000            902,030
  FHLB                                                  4.375%         02/15/2005         1,105,000          1,107,326
  FHLB                                                  1.480%         02/24/2005           750,000            748,949
  FHLB                                                  1.350%         03/23/2005         2,000,000          1,995,020
  FHLB                                                  4.625%         04/15/2005         1,000,000          1,005,991
  FHLB                                                  4.080%         05/06/2005         1,000,000          1,005,322
  FHLB                                                  7.250%         05/13/2005         2,000,000          2,034,440
  FHLB                                                  6.955%         07/15/2005         1,000,000          1,022,723
  FHLB                                                  3.000%         08/15/2005           960,000            961,301
  FHLB                                                  3.250%         08/15/2005         2,000,000          2,005,730
  FHLB                                                  4.875%         08/15/2005         1,000,000          1,013,169
  FHLB                                                  6.875%         08/15/2005         1,250,000          1,281,721
  FHLB                                                  2.200%         09/12/2005           795,000            791,652
  FHLB                                                  4.570%         10/11/2005           300,000            303,850
  FHLB                                                  2.000%         10/28/2005           225,000            223,343
  FHLB                                                  2.125%         11/15/2005         1,695,000          1,683,503
  FHLB                                                  2.200%         12/22/2005           200,000            198,501
  FHLB                                                  6.320%         02/21/2006           500,000            518,030
  FHLB                                                  2.000%         02/27/2006         1,000,000            988,222
  FHLB                                                  5.665%         03/22/2006           110,000            113,381
  FHLB                                                  2.320%         06/26/2006           240,000            237,180
  FHLB                                                  3.500%         08/15/2006           500,000            502,572
  FHLB                                                  5.250%         08/15/2006           500,000            516,227
  FHLB                                                  2.950%         09/14/2006         1,000,000            996,012
  FHLB                                                  3.125%         11/15/2006         1,000,000            998,110
  FHLB                                                  2.250%         11/24/2006           200,000            199,566
  FHLB                                                  2.875%         02/15/2007           300,000            297,487
  FHLB                                                  2.450%         03/29/2007           650,000            637,993
  FHLB                                                  3.500%         05/15/2007         2,725,000          2,732,843
  FHLB                                                  4.650%         05/21/2007           250,000            257,400
  FHLB                                                  6.750%         08/15/2007           250,000            270,774
  FHLB                                                  3.500%         11/15/2007         2,000,000          2,000,520
  FHLB                                                  5.875%         11/15/2007           120,000            127,834
  FHLB                                                  5.625%         02/15/2008           315,000            334,384
  FHLB                                                  3.625%         05/15/2008           240,000            240,340
  FHLB                                                  3.050%         12/30/2008           200,000            199,851
                                                                                                          ------------
                                                                                                            30,453,297
Federal Home Loan Mortgage Corp (FHLMC) (11.4%)
  FHLMC                                                 7.000%         07/15/2005         1,000,000          1,022,370
  FHLMC                                                 1.500%         07/29/2005         1,000,000            993,038
  FHLMC                                                 6.790%         08/26/2005           115,000            117,979
  FHLMC                                                 2.415%         09/09/2005           600,000            600,042
  FHLMC                                                 4.375%         10/18/2005           100,000            101,156
  FHLMC                                                 4.180%         11/08/2005         1,000,000          1,009,880
  FHLMC                                                 2.500%         12/30/2005         1,000,000            995,089
  FHLMC                                                 6.130%         02/27/2006           300,000            310,322
  FHLMC                                                 3.000%         08/27/2007           600,000            594,294

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
80                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 3.300%         09/14/2007       $ 1,000,000       $    997,139
                                                                                                          ------------
                                                                                                             6,741,309
Federal National Mortgage Association (FNMA) (15.9%)
  FNMA                                                  7.125%         02/15/2005         1,000,000          1,005,198
  FNMA                                                  5.750%         06/15/2005         1,900,000          1,926,564
  FNMA                                                  1.300%         06/30/2005         1,000,000            993,299
  FNMA                                                  7.000%         07/15/2005         2,000,000          2,044,740
  FNMA                                                  6.770%         09/01/2005           100,000            102,566
  FNMA                                                  6.400%         09/27/2005           385,000            394,809
  FNMA                                                  2.000%         01/27/2006         1,500,000          1,483,961
  FNMA                                                  2.250%         02/28/2006           250,000            247,717
  FNMA                                                  6.625%         03/21/2006           145,000            151,093
  FNMA                                                  3.250%         06/28/2006         1,000,000            999,660
                                                                                                          ------------
                                                                                                             9,349,607
Small Business Administration-Pass-Through-Agency (SBA) (17.5%)
  SBA                                                   6.475%         04/25/2005             4,069              4,052
  SBA                                                   5.125%         09/25/2005            10,680             10,668
  SBA                                                   2.750%         07/25/2006            36,276             36,119
  SBA                                                   6.125%         12/25/2006             1,268              1,283
  SBA                                                   4.625%         02/25/2007            32,462             32,663
  SBA                                                   5.975%         07/25/2007            69,325             70,224
  SBA                                                   6.475%         11/25/2007             5,846              5,972
  SBA                                                   5.125%         06/25/2008            79,690             81,135
  SBA                                                   6.875%         07/25/2008             3,079              3,178
  SBA                                                   5.125%         08/25/2008             9,756              9,881
  SBA                                                   5.725%         11/25/2008            17,187             17,579
  SBA                                                   4.250%         12/25/2008            53,014             53,200
  SBA                                                   5.975%         01/25/2009            18,953             19,501
  SBA                                                   5.125%         03/25/2009            19,072             19,363
  SBA                                                   6.475%         03/25/2009            59,793             61,738
  SBA                                                   2.875%         06/25/2009            78,430             78,245
  SBA                                                   5.125%         01/25/2010            40,516             41,548
  SBA                                                   6.125%         05/25/2010            18,969             19,963
  SBA                                                   5.625%         09/25/2010            39,788             41,007
  SBA                                                   5.875%         11/25/2010            61,041             63,383
  SBA                                                   5.125%         03/25/2011            37,429             38,343
  SBA                                                   6.125%         07/25/2011            16,101             16,844
  SBA                                                   6.875%         11/25/2011             4,095              4,299
  SBA                                                   5.625%         05/25/2012            18,856             19,829
  SBA                                                   4.375%         11/25/2012            93,128             95,720
  SBA                                                   5.125%         01/25/2013            28,332             29,672
  SBA                                                   2.840%         02/25/2013           223,066            222,566
  SBA                                                   3.125%         03/25/2013           118,012            118,154
  SBA                                                   7.125%         06/25/2013             4,865              5,177
  SBA                                                   4.125%         07/25/2013           144,118            148,485
  SBA                                                   4.250%         12/25/2013            22,085             22,208
  SBA                                                   5.250%         06/25/2014             5,774              5,983
  SBA                                                   3.875%         07/25/2014           199,510            202,987
  SBA                                                   6.875%         05/25/2015             8,801              9,370
  SBA                                                   5.975%         07/25/2015            28,690             30,417
  SBA                                                   6.875%         11/25/2015            12,305             13,152
  SBA                                                   5.475%         11/25/2015            57,686             60,502
  SBA                                                   3.875%         01/25/2016           139,729            140,344

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     81

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
Small Business Administration-Pass-Through-Agency (SBA) - continued
  SBA                                                   5.125%         02/25/2016       $    31,705       $     33,514
  SBA                                                   3.750%         03/25/2016           125,692            126,510
  SBA                                                   3.625%         04/25/2016            28,867             29,067
  SBA                                                   4.250%         05/25/2016             2,424              2,432
  SBA                                                   5.625%         07/25/2016           968,778          1,039,806
  SBA                                                   3.375%         12/25/2016           227,665            228,164
  SBA                                                   3.250%         03/25/2017            37,393             37,614
  SBA                                                   3.375%         07/25/2017            66,176             66,810
  SBA                                                   3.625%         08/25/2017            11,657             11,594
  SBA                                                   3.375%         09/25/2017            12,246             12,364
  SBA                                                   3.750%         09/25/2017            66,287             65,877
  SBA                                                   3.250%         12/25/2017           470,627            473,594
  SBA                                                   3.750%         01/25/2018            61,004             61,518
  SBA                                                   3.250%         02/25/2018            59,321             59,699
  SBA                                                   3.750%         05/25/2018            32,676             32,460
  SBA                                                   3.000%         08/25/2018           505,883            505,682
  SBA                                                   3.250%         10/25/2018            17,056             17,000
  SBA                                                   2.950%         01/25/2019            46,849             46,820
  SBA                                                   3.250%         02/25/2019             9,081              9,051
  SBA                                                   3.450%         04/25/2019            39,109             38,695
  SBA                                                   3.700%         05/25/2019            76,646             77,246
  SBA                                                   3.250%         06/25/2019           408,772            411,642
  SBA                                                   3.750%         07/25/2019            30,626             30,606
  SBA                                                   5.125%         06/25/2020           228,050            241,333
  SBA                                                   3.000%         09/25/2020            63,014             62,998
  SBA                                                   5.625%         04/25/2021            18,161             19,171
  SBA                                                   2.750%         04/25/2021           142,143            141,592
  SBA                                                   5.125%         07/25/2021            61,056             64,735
  SBA                                                   2.875%         10/25/2021           220,358            220,215
  SBA                                                   3.250%         11/25/2021           132,954            132,899
  SBA                                                   3.250%         06/25/2022            14,624             14,611
  SBA                                                   5.125%         10/25/2022           233,415            245,596
  SBA                                                   5.125%         04/25/2023           170,643            178,733
  SBA                                                   5.125%         06/25/2023           430,508            455,720
  SBA                                                   4.625%         07/25/2023            44,925             46,758
  SBA                                                   2.750%         07/25/2023           567,040            565,001
  SBA                                                   5.125%         03/25/2024           114,539            120,775
  SBA                                                   2.625%         10/25/2025            33,366             33,159
  SBA                                                   3.875%         02/25/2024           405,486            417,402
  SBA                                                   5.625%         08/25/2024            62,281             66,517
  SBA                                                   5.625%         10/25/2024            79,250             85,694
  SBA                                                   3.000%         11/25/2024           229,678            229,646
  SBA                                                   2.880%         01/25/2025           536,735            536,401
  SBA                                                   5.880%         02/25/2025            60,186             65,384
  SBA                                                   5.125%         06/25/2025            27,336             28,967
  SBA                                                   5.125%         07/25/2025           409,780            432,808
  SBA                                                   5.625%         10/25/2025            85,099             91,913
  SBA                                                   2.700%         03/25/2026           561,021            558,501
                                                                                                          ------------
                                                                                                            10,329,048

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $58,342,446)                                                       58,166,774
                                                                                                          ------------

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
82                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.300%         01/03/2005       $   367,929       $    367,929
  12/31/04 (Repurchase value $367,969 collateralized                                                      ------------
  by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $367,929)                                                        367,929
                                                                                                          ------------


TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $58,710,375) (1)                                                 58,534,703

TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                                     428,758
                                                                                                          ------------
TOTAL NET ASSETS (100.0%)                                                                                 $ 58,963,461
                                                                                                          ============









--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                      83

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (84.8%)

Federal Agricultural Mortgage Corp (FARMER MAC)(3.4%)
  FARMER MAC                                            2.260%         02/22/2005       $  43,000,000     $   42,859,629
                                                                                                          --------------
                                                                                                              42,859,629
Federal Home Loan Bank (FHLB) (32.5%)
  FHLB                                                  2.175%         02/02/2005          40,000,000         39,922,667
  FHLB                                                  2.295%         02/11/2005          49,942,000         49,811,464
  FHLB                                                  1.325%         02/23/2005          25,000,000         25,000,000
  FHLB                                                  2.250%         02/23/2005          40,000,000         39,867,500
  FHLB                                                  1.440%         03/02/2005          25,000,000         25,000,000
  FHLB                                                  1.500%         03/16/2005          25,000,000         25,000,000
  FHLB                                                  1.400%         04/01/2005          25,000,000         25,000,000
  FHLB                                                  1.500%         05/04/2005          25,000,000         25,000,000
  FHLB                                                  2.280%         08/15/2005          25,000,000         25,000,000
  FHLB                                                  2.270%         09/30/2005          25,000,000         25,000,000
  FHLB                                                  2.400%         10/28/2005          25,000,000         25,000,000
  FHLB                                                  2.259%         11/22/2005          60,000,000         60,000,000
  FHLB                                                  2.850%         12/14/2005          25,000,000         25,000,000
                                                                                                          --------------
                                                                                                             414,601,631
Federal Home Loan Mortgage Corp (FHLMC) (23.2%)
  FHLMC                                                 1.990%         01/03/2005          40,000,000         39,995,578
  FHLMC                                                 1.955%         01/04/2005          40,000,000         39,993,482
  FHLMC                                                 1.970%         01/11/2005          16,600,000         16,590,916
  FHLMC                                                 2.140%         01/26/2005          40,000,000         39,940,555
  FHLMC                                                 2.180%         01/28/2005          40,000,000         39,934,570
  FHLMC                                                 2.185%         02/08/2005          40,000,000         39,907,744
  FHLMC                                                 2.420%         03/22/2005          40,000,000         39,784,889
  FHLMC                                                 2.610%         06/28/2005          40,000,000         39,483,800
                                                                                                          --------------
                                                                                                             295,631,534
Federal National Mortgage Association (FNMA) (25.7%)
  FNMA                                                  2.140%         01/05/2005          40,000,000         39,990,489
  FNMA                                                  1.960%         01/07/2005          40,000,000         39,986,933
  FNMA                                                  1.965%         01/12/2005          22,814,000         22,800,302
  FNMA                                                  1.975%         01/19/2005          40,000,000         39,960,500
  FNMA                                                  2.320%         02/14/2005          40,000,000         39,886,578
  FNMA                                                  2.300%         02/16/2005          40,000,000         39,882,444
  FNMA                                                  2.375%         03/04/2005          40,000,000         39,836,389
  FNMA                                                  2.410%         03/09/2005          40,000,000         39,820,589
  FNMA                                                  1.270%         04/25/2005          25,000,000         25,000,000
                                                                                                          --------------
                                                                                                             327,164,224

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,080,257,018)                                                   1,080,257,018
                                                                                                          --------------


SHORT-TERM INVESTMENTS (15.3%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                1.300%         01/03/2005          25,461,792         25,461,792
  12/31/04 (Repurchase value $25,464,550 collateralized
  by U.S. Government Agency Securities)

  WARBURG DILLON REED REPURCHASE AGREEMENT              2.100%         01/03/2005         170,000,000        170,000,000
  DATED 12/31/04 (Repurchase value $170,029,750                                                           --------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $195,461,792)                                                  195,461,792
                                                                                                          --------------

-------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
-------------------------------------------------------------------------------
84                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                      INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                             RATE              DATE              AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,275,718,810) (1)                                           $1,275,718,810
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                     (928,393)
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $1,274,790,417
                                                                                                          ==============

































--------------------------------------------------------------------------------
(1) Amount also represents cost for federal income tax purposes.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     85

================================================================================
                        ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (92.7%)

Accessor Funds - Advisor Class Shares
  High Yield Bond                                                        10.5%              119,240       $   1,348,603
  Intermediate Fixed-Income                                               7.0                75,248             896,208
  Short-Intermediate Fixed-Income                                        41.0               437,686           5,243,482
  Mortgage Securities                                                     6.9                69,677             881,419
  U.S. Government Money                                                  27.3             3,484,213           3,484,213
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,876,876)                                                     11,853,925
                                                                                                          -------------


                                                      INTEREST          MATURITY          PRINCIPAL
SHORT-TERM INVESTMENTS (7.2%)                           RATE              DATE              AMOUNT            VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%          01/03/05         $  915,750       $     915,750
  DATED 12/31/04 (Repurchase value $915,849                                                               -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $915,750)                                                         915,750
                                                                                                          -------------


TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $12,792,626) (1)                                                  12,769,675

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                       16,030
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  12,785,705
                                                                                                          =============
























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
86                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.1%)

Accessor Funds - Advisor Class Shares
  Growth                                                                  10.4%              117,178      $   2,704,463
  Value                                                                    9.2               120,206          2,395,700
  Small to Mid Cap                                                         4.8                50,024          1,248,604
  International Equity                                                     6.2               106,400          1,618,349
  High Yield Bond                                                          7.0               162,109          1,833,453
  Intermediate Fixed-Income                                                7.9               174,000          2,072,341
  Short-Intermediate Fixed-Income                                         27.2               591,638          7,087,823
  Mortgage Securities                                                      7.8               161,175          2,038,865
  U.S. Government Money                                                   15.6             4,062,177          4,062,177
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,767,190)                                                     25,061,775
                                                                                                          -------------


                                                      INTEREST          MATURITY          PRINCIPAL
SHORT-TERM INVESTMENTS (7.2%)                           RATE              DATE              AMOUNT            VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%          01/03/05        $    997,079      $     997,079
  DATED 12/31/04 (Repurchase value $997,187                                                               -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $997,079)                                                         997,079
                                                                                                          -------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $24,764,269) (1)                                                  26,058,854

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                       11,168
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  26,070,022
                                                                                                          =============






















--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     87

================================================================================
                       ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.8%)

Accessor Funds - Advisor Class Shares
  Growth                                                                  16.8%            370,805        $   8,558,171
  Value                                                                   15.0             384,263            7,658,365
  Small to Mid Cap                                                         8.0             164,511            4,106,204
  International Equity                                                    10.2             342,751            5,213,243
  High Yield Bond                                                          5.0             226,300            2,559,456
  Intermediate Fixed-Income                                                9.0             387,373            4,613,610
  Short-Intermediate Fixed-Income                                         17.0             725,231            8,688,261
  Mortgage Securities                                                      6.0             242,818            3,071,646
  U.S. Government Money                                                    6.8           3,500,232            3,500,232
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,764,763)                                                     47,969,188
                                                                                                          -------------


                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (6.2%)                           RATE              DATE            AMOUNT              VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%          01/03/05        $3,138,825        $   3,138,825
  DATED 12/31/04 (Repurchase value $3,139,165                                                             -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,138,825)                                                     3,138,825
                                                                                                          -------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $46,903,588) (1)                                                 51,108,013

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                       11,530
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  51,119,543
                                                                                                          =============
























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
88                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.1%)

Accessor Funds - Advisor Class Shares
  Growth                                                                  19.8%            639,723       $   14,764,804
  Value                                                                   17.9             667,911           13,311,472
  Small to Mid Cap                                                        10.0             298,166            7,442,232
  International Equity                                                    12.0             590,296            8,978,401
  High Yield Bond                                                          5.0             329,079            3,721,884
  Intermediate Fixed-Income                                                9.0             562,785            6,702,768
  Short-Intermediate Fixed-Income                                         14.9             929,209           11,131,925
  Mortgage Securities                                                      4.0             234,891            2,971,377
  U.S. Government Money                                                    1.5           1,120,815            1,120,815
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,491,551)                                                     70,145,678
                                                                                                          -------------


                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (5.8%)                           RATE              DATE            AMOUNT              VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%          01/03/05      $  4,308,701        $   4,308,701
  DATED 12/31/04 (Repurchase value $4,309,168                                                             -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,308,701)                                                     4,308,701
                                                                                                          -------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $67,800,252) (1)                                                  74,454,379

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                       57,535
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  74,511,914
                                                                                                          =============






















--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     89

================================================================================
                        ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.3%)

Accessor Funds - Advisor Class Shares
  Growth                                                                  25.9%            753,301        $  17,386,196
  Value                                                                   24.4             821,579           16,374,071
  Small to Mid Cap                                                        13.7             368,279            9,192,240
  International Equity                                                    16.2             715,622           10,884,609
  High Yield Bond                                                          5.0             297,654            3,366,465
  Intermediate Fixed-Income                                                5.0             283,586            3,377,513
  Short-Intermediate Fixed-Income                                          6.0             337,612            4,044,597
  U.S. Government Money                                                    1.1             703,708              703,708
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,082,504)                                                     65,329,399
                                                                                                          -------------


                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (2.7%)                           RATE              DATE            AMOUNT              VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%           01/03/05     $  1,775,297        $   1,775,297
  DATED 12/31/04 (Repurchase value $1,775,489                                                             -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,775,297)                                                     1,775,297
                                                                                                          -------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $59,857,801) (1)                                                   67,104,696

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                      (16,818)
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  67,087,878
                                                                                                          =============
























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
90                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION         SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.7%)

Accessor Funds - Advisor Class Shares
  Growth                                                                  31.9%               431,198     $   9,952,050
  Value                                                                   29.9                468,510         9,337,410
  Small to Mid Cap                                                        16.9                211,518         5,279,495
  International Equity                                                    20.0                410,098         6,237,593
  U.S. Government Money                                                   0.0                      34                34
                                                                                                          -------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,130,050)                                                     30,806,582
                                                                                                          -------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.0%)                           RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.300%           01/03/05     $    314,469        $     314,469
  DATED 12/31/04 (Repurchase value $314,503                                                               -------------
  collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $314,469)                                                         314,469
                                                                                                          -------------


TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $27,444,519) (1)                                                  31,121,051

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                       99,589
                                                                                                          -------------
TOTAL NET ASSETS (100.0%)                                                                                 $  31,220,640
                                                                                                          =============






















--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     91

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                      SMALL TO
                                                     GROWTH            VALUE           MID CAP
------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                  $ 118,516,169    $  98,846,631    $ 168,673,850
 Repurchase agreements                                 771,373        1,878,724          346,131
                                                 -----------------------------------------------
 TOTAL INVESTMENTS*                                119,287,542      100,725,355      169,019,981
 Cash                                                        1                1                1
 Receivable for investments sold                     1,236,474               --        1,528,408
 Receivable for capital shares sold                    141,919           11,754          545,925
 Dividends and interest receivable                     175,636          126,624          140,672
 Prepaid expenses and other assets                      12,658           19,456            6,640
                                                 -----------------------------------------------
 TOTAL ASSETS                                      120,854,230      100,883,190      171,241,627
                                                 -----------------------------------------------
Liabilities:
 Payable for investments purchased                   1,319,706               --          517,161
 Payable for capital shares repurchased                 74,667           94,571          105,670
 Payable due to investment advisor (Note 3)             45,025           37,839           83,969
 Money managers fee payable  (Note 3)                   54,929           22,609          125,201
 Payable for transfer agent & administration
  fees (Note 3)                                         24,524           21,651           28,356
 Payable for 12b-1 & administrative services
  fees (Note 3)                                         29,488            7,071            6,625
 Payable for variation margin                               --              954               --
 Accrued expenses and other liabilities                  6,637            9,222           21,276
                                                 -----------------------------------------------
 TOTAL LIABILITIES                                   1,554,976          193,917          888,258
                                                 -----------------------------------------------
 NET ASSETS                                      $ 119,299,254    $ 100,689,273    $ 170,353,369
================================================================================================
Net Assets Consist of:
 Paid-in capital**                               $ 148,732,050    $ 116,788,791    $ 189,245,840
 Net unrealized appreciation (depreciation)
  of investments and other assets and
  liabilities                                       15,144,612       14,510,128       47,466,542
 Undistributed net investment income (loss)            206,398           91,431               --
 Accumulated net realized gain (loss) on
  investments, futures contracts, options, and
  foreign currencies                               (44,783,806)     (30,701,077)     (66,359,013)
                                                 -----------------------------------------------
 NET ASSETS                                      $ 119,299,254    $ 100,689,273    $ 170,353,369
================================================================================================
Advisor Class
 Net assets                                      $ 113,110,003    $  94,222,292    $ 163,878,382
 Outstanding shares                                  4,901,455        4,726,484        6,566,612
 Net asset value, offering & redemption price
  per share                                      $       23.08    $       19.93    $       24.96
================================================================================================
Investor Class
 Net assets                                      $   2,686,781    $   2,371,994    $   3,414,153
 Outstanding shares                                    118,628          118,877          141,090
 Net asset value, offering & redemption price
  per share                                      $       22.65    $       19.95    $       24.20
================================================================================================
C Class
 Net assets                                      $   3,327,181    $   3,019,936    $   2,438,862
 Outstanding shares                                    145,730          151,576           99,465
 Net asset value, offering & redemption price
  per share (1)                                  $       22.83    $       19.92    $       24.52
================================================================================================
A Class
 Net assets                                      $     175,289    $   1,075,051    $     621,972
 Outstanding shares                                      7,613           53,992           25,052
 Net asset value & redemption price per share(1) $       23.02    $       19.91    $       24.83
 Public offering price per share                 $       24.42    $       21.12    $       26.33
================================================================================================
 *Investments, at cost (Note 6)                  $ 104,142,930    $  86,258,252    $ 121,553,439














--------------------------------------------------------------------------------
(1) The redemption price excludes the applicable contingent deferred sales charge.
**The  par  value at each  class of  shares  for each  Fund is  $0.001.
Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements"  for further information.
================================================================================
92                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                 INTERNATIONAL      HIGH YIELD      INTERMEDIATE
                                                     EQUITY            BOND         FIXED-INCOME
Assets:
 Investments, at value (Note 2)                  $  90,446,185    $  51,494,447    $  50,313,901
 Repurchase agreements                                 402,021        1,674,217        2,290,782
                                                 -----------------------------------------------
 TOTAL INVESTMENTS*                                 90,848,206       53,168,664       52,604,683
 Cash                                                       --           25,000               --
 Foreign currency, (cost $70)                            1,701               --               --
 Receivable for capital shares sold                    130,721          120,282          202,474
 Dividends and interest receivable                     179,422        1,003,189          694,434
 Receivable for tax reclaims                           115,333               --               --
 Prepaid expenses and other assets                       2,230            6,479            6,751
                                                 -----------------------------------------------
 TOTAL ASSETS                                       91,277,613       54,323,614       53,508,342
                                                 -----------------------------------------------

Liabilities:
 Cash overdraft                                          3,584               --               --
 Payable for capital shares repurchased                 62,003              352              664
 Payable due to investment advisor (Note 3)             41,696           16,341           15,176
 Money managers fee payable  (Note 3)                   52,379           18,879           25,618
 Payable for transfer agent & administration
   fees (Note 3)                                        15,890            8,261            9,220
 Payable for 12b-1 & administrative services
   fees (Note 3)                                         4,959            4,300            4,517
 Accrued expenses and other liabilities                 40,251            8,280           16,063
                                                 -----------------------------------------------
 TOTAL LIABILITIES                                     220,762           56,413           71,258
                                                 -----------------------------------------------
 NET ASSETS                                      $  91,056,851    $  54,267,201    $  53,437,084
================================================================================================
Net Assets Consist of:
 Paid-in capital**                               $ 113,505,482    $  53,530,365    $  53,100,296
 Net unrealized appreciation (depreciation) of
  investments and other assets and liabilities      23,585,243        1,629,213           (6,135)
 Undistributed net investment income (loss)            223,923           56,423           49,699
 Accumulated net realized gain (loss) on
  investments, futures contracts, options, and
  foreign currencies                               (46,257,797)        (948,800)         293,224
                                                 -----------------------------------------------
 NET ASSETS                                      $  91,056,851    $  54,267,201    $  53,437,084
================================================================================================
Advisor Class
 Net assets                                      $  87,790,187    $  50,920,010    $  51,547,948
 Outstanding shares                                  5,770,557        4,503,915        4,326,963
 Net asset value, offering & redemption price
  per share                                      $       15.21    $       11.31    $       11.91
================================================================================================
Investor Class
 Net assets                                      $   1,159,302    $   1,276,631    $     981,634
 Outstanding shares                                     78,403          112,947           82,426
 Net asset value, offering & redemption price
  per share                                      $       14.79    $       11.30    $       11.91
================================================================================================
C Class
 Net assets                                      $   1,747,479    $   1,934,820    $     865,185
 Outstanding shares                                    116,724          171,324           72,650
 Net asset value, offering & redemption price
  per share (1)                                  $       14.97    $       11.29    $       11.91
================================================================================================
A Class
 Net assets                                      $     359,883    $     135,740    $      42,317
 Outstanding shares                                     23,729           12,011            3,557
 Net asset value & redemption price
  per share (1)                                  $       15.17    $       11.30    $       11.90
 Public offering price per share                         16.10    $       11.86    $       12.49
================================================================================================
 *Investments, at cost (Note 6)                  $  67,290,849    $  51,539,451    $  52,610,818

















--------------------------------------------------------------------------------
(1) The redemption price excludes the applicable contingent deferred sales charge.
**The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements"  for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     93

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                            SHORT-INTERMEDIATE      MORTGAGE       U.S. GOVERNMENT
                                                               FIXED-INCOME        SECURITIES           MONEY
Assets:
 Investments, at value (Note 2)                              $    71,306,849    $   156,886,943    $ 1,080,257,018
 Repurchase agreements                                             1,838,142          5,987,560        195,461,792
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                               73,144,991        162,874,503      1,275,718,810
 Cash                                                                     --                  1                 --
 Receivable for investments sold                                          --        127,569,837                497
 Receivable for capital shares sold                                   98,856            240,900             19,269
 Dividends and interest receivable                                   772,896            706,498          1,334,863
 Prepaid expenses and other assets                                     7,249             10,036              2,026
 TBA purchase commitments, at value                                       --        124,971,645                 --
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                     74,023,992        416,373,420      1,277,075,465
                                                             -----------------------------------------------------

Liabilities:
 Cash overdraft                                                           --                 --              3,199
 Distributions payable                                                    --                 --          1,666,530
 Payable for investments purchased                                        --        125,972,314                 --
 Payable for capital shares repurchased                               38,018             15,158                 --
 Payable due to investment advisor (Note 3)                           20,176             51,563             84,278
 Money managers fee payable  (Note 3)                                  8,700             59,533                 --
 Payable for transfer agent & administration fees (Note 3)            11,185             26,943            112,868
 Payable for 12b-1 & administrative services fees (Note 3)             6,809              3,791              7,043
 Payable for ACM Administrative Plan                                      --                 --            263,177
 Payable for futures contract settlement                                  --              7,102                 --
 TBA sale commitments, at value                                           --        123,998,707                 --
 Accrued expenses and other liabilities                                2,914             13,649            147,953
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                    87,802        250,148,760          2,285,048
                                                             -----------------------------------------------------
 NET ASSETS                                                  $    73,936,190    $   166,224,660    $ 1,274,790,417
==================================================================================================================
Net Assets Consist of:
 Paid-in capital**                                           $    75,706,359    $   165,142,668    $ 1,274,790,458
 Net unrealized appreciation (depreciation) of
  investments and other assets and liabilities                      (505,462)         1,167,179                 --
 Undistributed net investment income (loss)                           57,949             75,293                 --
 Accumulated net realized gain (loss) on investments,
  futures contracts, options, and foreign currencies              (1,322,656)          (160,480)               (41)
                                                             -----------------------------------------------------
 NET ASSETS                                                  $    73,936,190    $   166,224,660    $ 1,274,790,417
==================================================================================================================
Advisor Class
 Net assets                                                  $    68,402,264    $   163,913,115    $ 1,260,062,962
 Outstanding shares                                                5,707,840         12,957,748      1,260,065,264
 Net asset value, offering & redemption price per share      $         11.98    $         12.65    $          1.00
==================================================================================================================
Investor Class
 Net assets                                                  $     1,729,745    $     1,225,542    $    12,689,535
 Outstanding shares                                                  144,409             96,925         12,689,343
 Net asset value, offering & redemption price per share      $         11.98    $        12.64                1.00
==================================================================================================================
C Class
 Net assets                                                  $     3,782,428    $     1,015,111    $     1,989,231
 Outstanding shares                                                  315,920             80,145          1,989,230
 Net asset value, offering & redemption price per share (1)  $         11.97    $         12.67               1.00
==================================================================================================================
A Class
 Net assets                                                  $        21,753    $        70,892    $        48,689
 Outstanding shares                                                    1,819              5,610             48,689
 Net asset value & redemption price per share (1)            $         11.96    $         12.64               1.00
 Public offering price per share                             $         12.56    $         13.27               1.00
==================================================================================================================
 *Investments, at cost (Note 6)                              $    73,650,453    $   161,900,397    $ 1,275,718,810













--------------------------------------------------------------------------------
(1) The redemption price excludes the applicable contingent deferred sales charge.
**The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements"  for further information.
================================================================================
94                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                        LIMITED DURATION
                                                         U.S. GOVERNMENT
--------------------------------------------------------------------------------

Assets:
 Investments, at value (Note 2)                           $ 58,166,774
 Repurchase agreements                                         367,929
                                                          ------------
 TOTAL INVESTMENTS*                                         58,534,703
 Cash                                                                1
 Receivable for investments sold                               185,389
 Dividends and interest receivable                             551,000
                                                          ------------
 TOTAL ASSETS                                               59,271,093
                                                          ------------
Liabilities:
 Distributions payable                                         102,904
 Payable for capital shares repurchased                        139,633
 Payable due to investment advisor (Note 3)                      5,933
 Money managers fee payable (Note 3)                            29,242
 Payable for transfer agent & administration fees (Note 3)       7,371
 Accrued expenses and other liabilities                         22,549
                                                          ------------
 TOTAL LIABILITIES                                             307,632
                                                          ------------
 NET ASSETS                                               $ 58,963,461
================================================================================
Net Assets Consist of:
 Paid-in capital**                                        $ 59,160,047
 Net unrealized appreciation (depreciation) of
  investments and other assets and liabilities                (175,672)
 Undistributed net investment income (loss)                     (9,443)
 Accumulated net realized gain (loss) on
  investments, futures contracts, options, and
  foreign currencies                                           (11,471)
                                                          ------------
 NET ASSETS                                               $ 58,963,461
================================================================================
 Net assets                                               $ 58,963,461
 Outstanding shares                                          4,928,700
 Net asset value, offering & redemption price per share   $      11.96
================================================================================
 *Investments, at cost (Note 6)                           $ 58,710,375












--------------------------------------------------------------------------------
**The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     95

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                ACCESSOR INCOME   ACCESSOR INCOME &    ACCESSOR BALANCED
                                                                  ALLOCATION      GROWTH ALLOCATION       ALLOCATION
Assets:
 Investments, at value (Note 2)                                  $ 11,853,925        $ 25,061,775       $ 47,969,188
 Repurchase agreements                                                915,750             997,079          3,138,825
                                                                 ---------------------------------------------------
 TOTAL INVESTMENTS*                                                12,769,675          26,058,854         51,108,013
 Cash                                                                       1                  --                  1
 Receivable for capital shares sold                                    19,446              22,352             42,659
 Dividends and interest receivable                                      4,629               5,395              4,731
                                                                 ---------------------------------------------------
 TOTAL ASSETS                                                      12,793,751          26,086,601         51,155,404
                                                                 ---------------------------------------------------
Liabilities:
 Payable for capital shares repurchased                                 2,441               2,484             14,168
 Payable due to investment advisor (Note 3)                             1,064               2,156              4,192
 Payable for 12b-1 & administrative services fees (Note 3)              3,461               9,758             13,483
 Accrued expenses and other liabilities                                 1,080               2,181              4,018
                                                                 ---------------------------------------------------
 TOTAL LIABILITIES                                                      8,046              16,579             35,861
                                                                 ---------------------------------------------------
 NET ASSETS                                                      $ 12,785,705        $ 26,070,022       $ 51,119,543
====================================================================================================================
Net Assets Consist of:
 Paid-in capital**                                               $ 12,806,302        $ 24,765,608       $ 46,911,059
 Net unrealized appreciation (depreciation) of
  investments, and other assets and liabilities                       (22,951)          1,294,585          4,204,425
 Undistributed net investment income (loss)                               780               3,759             30,519
 Accumulated net realized gain (loss) on
  investments, futures contracts, options, and
  foreign currencies                                                    1,574               6,070            (26,460)
                                                                 ---------------------------------------------------
 NET ASSETS                                                      $ 12,785,705        $ 26,070,022       $ 51,119,543

Advisor Class
 Net assets                                                      $  7,410,165        $ 12,380,598       $ 27,584,214
 Outstanding shares                                                   488,315             805,164          1,793,442
 Net asset value, offering & redemption price per share          $      15.17        $      15.38       $      15.38
====================================================================================================================
Investor Class
 Net assets                                                      $  3,266,058        $  4,602,193       $  7,218,921
 Outstanding shares                                                   215,337             299,401            469,518
 Net asset value, offering & redemption price per share          $      15.17        $      15.37       $      15.38
====================================================================================================================
C Class
 Net assets                                                      $  1,528,858        $  6,755,443       $ 11,900,125
 Outstanding shares                                                   100,897             440,610            774,956
 Net asset value, offering & redemption price per share (1)      $      15.15        $      15.33       $      15.36
====================================================================================================================
A Class
 Net assets                                                      $    580,624        $  2,331,788       $  4,416,283
 Outstanding shares                                                    38,282             151,730            287,315
 Net asset value & redemption price per share (1)                $      15.17        $      15.37       $      15.37
 Public offering price per share                                 $      15.93        $      16.31       $      16.31
====================================================================================================================
 Investments, at cost (Note 6)                                   $ 12,792,626        $ 24,764,269       $ 46,903,588











--------------------------------------------------------------------------------
(1) The redemption price excludes the applicable contingent deferred sales charge.
**The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements" for further information.
================================================================================
96                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                               ACCESSOR GROWTH &   ACCESSOR GROWTH    ACCESSOR AGGRESSIVE
                                                              INCOME ALLOCATION      ALLOCATION        GROWTH ALLOCATION
Assets:
 Investments, at value (Note 2)                                  $ 70,145,678       $ 65,329,399        $ 30,806,582
 Repurchase agreements                                              4,308,701          1,775,297             314,469
                                                                 ---------------------------------------------------
 TOTAL INVESTMENTS*                                                74,454,379         67,104,696          31,121,051
 Cash                                                                      --                 --                   1
 Receivable for capital shares sold                                   106,309            162,786             114,072
 Dividends and interest receivable                                      1,634                992                  11
                                                                 ---------------------------------------------------
 TOTAL ASSETS                                                      74,562,322         67,268,474          31,235,135
                                                                 ---------------------------------------------------
Liabilities:
 Payable for capital shares repurchased                                15,215            150,367               1,928
 Payable due to investment advisor (Note 3)                             6,088              5,493               2,563
 Payable for 12b-1 & administrative services fees (Note 3)             23,388             19,535               7,425
 Accrued expenses and other liabilities                                 5,717              5,201               2,579
                                                                 ---------------------------------------------------
 TOTAL LIABILITIES                                                     50,408            180,596              14,495
                                                                 ---------------------------------------------------
 NET ASSETS                                                      $ 74,511,914       $ 67,087,878        $ 31,220,640
====================================================================================================================
Net Assets Consist of:
 Paid-in capital**                                               $ 67,819,252       $ 59,905,138        $ 27,794,851
 Net unrealized appreciation (depreciation) of
  investments, and other assets and liabilities                     6,654,127          7,246,895           3,676,532
 Undistributed net investment income (loss)                            22,328             15,665               4,159
 Accumulated net realized gain (loss) on
  investments, futures contracts, options, and
  foreign currencies                                                   16,207            (79,820)           (254,902)
                                                                 ---------------------------------------------------
 NET ASSETS                                                      $ 74,511,914       $ 67,087,878        $ 31,220,640
====================================================================================================================
Advisor Class
 Net assets                                                      $ 34,117,841       $ 30,623,488        $ 15,590,005
 Outstanding shares                                                 2,227,607          2,018,126           1,041,547
 Net asset value, offering & redemption price per share          $      15.32       $      15.17        $      14.97
====================================================================================================================
Investor Class
 Net assets                                                      $  6,360,882       $  9,746,244        $  9,781,704
 Outstanding shares                                                   415,551            642,516             662,892
 Net asset value, offering & redemption price per share          $      15.31       $      15.17        $      14.76
====================================================================================================================
C Class
 Net assets                                                      $ 23,072,396       $ 15,330,324        $  3,473,726
 Outstanding shares                                                 1,510,593          1,013,652             235,626
 Net asset value, offering & redemption price per share (1)      $      15.27       $      15.12        $      14.74
====================================================================================================================
A Class
 Net assets                                                      $ 10,960,795       $ 11,387,822        $  2,375,205
 Outstanding shares                                                   716,993            750,539             159,239
 Net asset value & redemption price per share (1)                $      15.29       $      15.17        $      14.92
 Public offering price per share                                 $      16.22       $      16.10        $      15.83
====================================================================================================================
 Investments, at cost (Note 6)                                   $ 67,800,252       $ 59,857,801        $ 27,444,519











--------------------------------------------------------------------------------
(1) The redemption price excludes the applicable contingent deferred sales charge.
**The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of Common Stock.

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     97

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                   SMALL TO
                                                              GROWTH             VALUE              MID CAP
------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding taxes of
  $2,490 for Small to Mid Cap Fund and $327,835
  for International Equity Fund)                         $  1,610,096       $  1,874,113        $  1,676,223
 Interest                                                      14,362             28,438              14,482
 Commission recapture                                              --              2,371                  --
                                                         ---------------------------------------------------
 TOTAL INVESTMENT INCOME                                    1,624,458          1,904,922           1,690,705
                                                         ---------------------------------------------------
Expenses:
 Management fees (Note 3)                                     483,779            407,404             909,330
 Money managers fees (Note 3)                                 197,966             96,726             495,925
 Transfer agent & administration fees (Note 3)                175,098            146,474             240,479
 Fund accounting fees                                          34,255             29,930              62,200
 Legal fees                                                    26,799             22,787              40,555
 Audit fees                                                    13,538             10,028              15,043
 Custodian fees                                                12,233             12,623              20,596
 Registration fees                                             26,572             24,065              30,323
 Directors fees                                                   878                553               1,006
 Printing/postage expense                                       5,410              3,309               4,912
 Other                                                          4,833              4,180               5,003
 Distribution & service fees - Investor Class                   7,656              6,021               7,693
 Distribution & service fees - C Class                         25,759             25,684              21,144
 Distribution & service fees - A Class                            260              2,585               1,492
 Investor Class Only (Note 2 and 3):
 Administrative services fees                                   6,662              5,130               6,770
                                                         ---------------------------------------------------
 GROSS EXPENSES                                             1,021,698            797,499           1,862,471
  Custody credits                                                  --                (75)               (216)
                                                         ---------------------------------------------------
 NET EXPENSES                                               1,021,698            797,424           1,862,255
                                                         ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                 602,760          1,107,498            (171,550)
                                                         ---------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                               7,886,331          4,875,728          17,058,834
  Futures                                                          --             72,392                  --
 Change in unrealized appreciation (depreciation)
   of investments and other assets and liabilities          3,697,669          6,733,581           9,640,965
                                                         ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                11,584,000         11,681,701          26,699,799
                                                         ---------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS  FROM
  OPERATIONS                                             $ 12,186,760       $ 12,789,199        $ 26,528,249
============================================================================================================














--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
98                      ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                        INTERNATIONAL         HIGH YIELD         INTERMEDIATE
                                                            EQUITY               BOND            FIXED-INCOME
------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding taxes of
  $2,490 for Small to Mid Cap Fund and
  $327,835 for International Equity Fund)               $  1,824,591        $     13,906        $         --
 Interest                                                     17,198           4,809,056           2,779,007
                                                        ----------------------------------------------------
 TOTAL INVESTMENT INCOME                                   1,841,789           4,822,962           2,779,007
                                                        ----------------------------------------------------
Expenses:
 Management fees (Note 3)                                    434,992             196,636             155,906
 Money managers fees (Note 3)                                213,198              92,442             100,973
 Transfer agent & administration fees (Note 3)               126,198              76,758              69,670
 Fund accounting fees                                         40,719              23,887              23,195
 Legal fees                                                   20,629              13,528              11,378
 Audit fees                                                    8,023               7,521               7,521
 Custodian fees                                               98,352               7,211               4,825
 Registration fees                                            29,579              27,315              27,058
 Directors fees                                                1,403               1,003                 853
 Printing/postage expense                                      2,606               2,507               2,507
 Other                                                         4,744               4,234               8,226
 Distribution & service fees - Investor Class                  3,064               1,918              10,245
 Distribution & service fees - C Class                        13,652              15,605               8,385
 Distribution & service fees - A Class                           597                 220                  82
 Investor Class Only (Note 2 and 3):
 Administrative services fees                                  2,451               1,534               9,144
                                                        ----------------------------------------------------
 GROSS EXPENSES                                            1,000,207             472,319             439,968
  Custody credits                                               (109)                (86)                (36)
                                                        ----------------------------------------------------
 NET EXPENSES                                              1,000,098             472,233             439,932
                                                        ----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                841,691           4,350,729           2,339,075
                                                        ----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                              1,564,581           1,589,499             489,198
  Foreign exchange                                          (968,312)                 --                  --
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities         12,301,539          (1,219,710)           (978,267)
 Change in unrealized appreciation (depreciation)
  of foreign currency                                         (5,079)
 NET REALIZED AND UNREALIZED GAINS (LOSSES)               12,892,729             369,789            (489,069)
                                                        ----------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS  FROM
  OPERATIONS                                            $ 13,734,420        $  4,720,518        $  1,850,006
============================================================================================================










--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                     99

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                    SHORT-INTERMEDIATE        MORTGAGE       LIMITED DURATION
                                                       FIXED-INCOME          SECURITIES      U.S. GOVERNMENT*
-------------------------------------------------------------------------------------------------------------
Investment Income:
 Interest                                               $ 3,749,513        $ 7,313,747        $   580,829
                                                        -------------------------------------------------
 TOTAL INVESTMENT INCOME                                  3,749,513          7,313,747            580,829
                                                        -------------------------------------------------
Expenses:
 Management fees (Note 3)                                   286,097            592,313             30,955
 Money managers fees (Note 3)                                37,592            253,196             51,591
 Transfer agent & administration fees (Note 3)              120,121            225,909             22,406
 Fund accounting fees                                        31,049             95,833             12,052
 Legal fees                                                  24,625             41,082              4,342
 Audit fees                                                  13,518             22,560              3,637
 Custodian fees                                               4,398             60,074              2,653
 Registration fees                                           26,561             28,083             17,700
 Directors fees                                               1,430              3,107                412
 Printing/postage expense                                     2,207              6,120              1,213
 Other                                                        5,827              9,467              1,802
 Distribution & service fees - Investor Class                10,917              3,295                 --
 Distribution & service fees - C Class                       38,306              9,959                 --
 Distribution & service fees - A Class                           18                138                 --
 Investor Class Only (Note 2 and 3):
 Administrative services fees                                 9,415              3,039                 --
                                                        -------------------------------------------------
 GROSS EXPENSES                                             612,081          1,354,175            148,763
  Custody credits                                              (178)              (517)               (70)
                                                        -------------------------------------------------
 NET EXPENSES                                               611,903          1,353,658            148,693
                                                        -------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             3,137,610          5,960,089            432,136
                                                        -------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
 Investments                                               (706,364)         1,735,413            (11,714)
 Futures                                                         --         (1,048,318)                --
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities          (935,598)          (446,271)          (175,672)
                                                        -------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)              (1,641,962)           240,824           (187,386)
                                                        -------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS  FROM
  OPERATIONS                                            $ 1,495,648        $ 6,200,913        $   244,750
=========================================================================================================






*Represents operations for the period from July 6, 2004 through December 31, 2004.

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
100                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                   U.S. GOVERNMENT
                                                        MONEY
----------------------------------------------------------------------
Investment Income:
 Interest                                         $      16,088,436
                                                  -----------------
 TOTAL INVESTMENT INCOME                                 16,088,436
                                                  -----------------
Expenses:
 Management fees (Note 3)                                   914,114
 Transfer agent & administration fees (Note 3)              660,479
 Fund accounting fees                                       328,253
 Legal fees                                                 197,541
 Audit fees                                                 147,403
 Custodian fees                                              39,205
 Registration fees                                           42,646
 Directors fees                                              18,549
 Printing/postage expense                                    50,138
 ACM Administrative Plan fees                             2,856,606
 Other                                                       53,906
 Distribution & service fees - Investor Class                35,444
 Distribution & service fees - C Class                        3,028
 Distribution & service fees - A Class                           52
                                                  -----------------
 GROSS EXPENSES                                           5,347,364
  Custody credits                                              (124)
                                                  -----------------
 NET EXPENSES                                             5,347,240
                                                  -----------------
 NET INVESTMENT INCOME (LOSS)                            10,741,196
                                                  -----------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                                 2,333
                                                  -----------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                   2,333
                                                  -----------------
 NET INCREASE (DECREASE) IN NET ASSETS  FROM
  OPERATIONS                                      $      10,743,529
===================================================================










--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    101

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                        ACCESSOR INCOME        ACCESSOR INCOME &       ACCESSOR BALANCED
                                                          ALLOCATION           GROWTH ALLOCATION           ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends from investment company shares         $         423,886        $        584,696         $        905,209
 Interest                                                    12,082                  13,621                   33,703
                                                  ------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                    435,968                 598,317                  938,912
                                                  ------------------------------------------------------------------
Expenses:
 Management fees (Note 3)                                    12,461                  21,169                   40,255
 Transfer agent and administration fees (Note 3)                754                   1,285                    2,435
 Fund accounting fees                                         3,628                   6,172                   11,733
 Legal fees                                                   1,364                   2,051                    4,083
 Audit fees                                                   4,143                   5,015                    7,935
 Custodian fees                                                 326                   1,363                    1,645
 Registration fees                                           26,681                  27,462                   27,330
 Directors fees                                                 194                     330                      628
 Printing/postage expense                                       327                     526                    1,018
 Insurance expense                                              370                     501                    1,124
 Corporate expense                                            1,630                   1,773                    2,063
 Distribution & service fees - Investor Class                 7,876                  11,066                   17,744
 Distribution & service fees - C Class                       13,471                  40,102                   83,813
 Distribution & service fees - A Class                        1,205                   5,632                    7,609
 Investor Class Only (Note 2 & 3):
 Administrative services fees                                 7,876                  11,066                   17,066
                                                  ------------------------------------------------------------------
 GROSS EXPENSES                                              82,306                 135,513                  226,481
  Less expenses paid by the Advisor (Note 3)                (27,303)                (25,751)                 (23,789)
                                                  ------------------------------------------------------------------
 NET EXPENSES                                                55,003                 109,762                  202,692
                                                  ------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                               380,965                 488,555                  736,220
                                                  ------------------------------------------------------------------
Realized and Unrealized Gains (Losses) :
 Realized gain (loss) on sales of investment
  company shares                                             13,604                  31,092                  (25,856)
 Change in unrealized appreciation (depreciation)
   of investments and other assets and liabilities          (81,494)                796,618                2,944,593
                                                  ------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                 (67,890)                827,710                2,918,737
                                                  ------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
 OPERATIONS                                       $         313,075        $      1,316,265         $      3,654,957
====================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
102                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                      ACCESSOR GROWTH &         ACCESSOR GROWTH       ACCESSOR AGGRESSIVE
                                                      INCOME ALLOCATION           ALLOCATION           GROWTH ALLOCATION
--------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends from investment company shares         $       1,167,166        $        804,354         $        143,649
 Interest                                                    49,890                  16,589                    3,859
                                                  ------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  1,217,056                 820,943                  147,508
                                                  ------------------------------------------------------------------
Expenses:
 Management fees (Note 3)                                    57,416                  53,789                   25,260
 Transfer agent and administration fees (Note 3)              3,484                   3,257                    1,529
 Fund accounting fees                                        16,742                  15,681                    7,362
 Legal fees                                                   5,474                   5,377                    2,593
 Audit fees                                                   9,441                   9,694                    5,833
 Custodian fees                                               2,065                   2,065                    1,010
 Registration fees                                           31,100                  28,482                   27,181
 Directors fees                                                 889                     836                      395
 Printing/postage expense                                     1,431                   1,350                      641
 Insurance expense                                            1,419                   1,433                      707
 Corporate expense                                            2,351                   2,284                    1,828
 Distribution & service fees - Investor Class                12,242                  21,676                   22,274
 Distribution & service fees - C Class                      151,714                  99,206                   20,242
 Distribution & service fees - A Class                       25,123                  26,240                    3,704
 Investor Class Only (Note 2 & 3):
 Administrative services fees                                11,555                  21,489                   22,274
                                                  ------------------------------------------------------------------
 GROSS EXPENSES                                             332,446                 292,859                  142,833
  Less expenses paid directly by the Advisor                (26,878)                (25,188)                 (24,484)
                                                  ------------------------------------------------------------------
 NET EXPENSES                                               305,568                 267,671                  118,349
                                                  ------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                               911,488                 553,272                   29,159
                                                  ------------------------------------------------------------------
Realized and Unrealized Gains (Losses) :
 Realized gain (loss) on sales of investment
  company shares                                             83,283                 (15,032)                   1,101
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities         4,882,073               6,313,150                3,682,448
                                                  ------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)               4,965,356               6,298,118                3,683,549
                                                  ------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
 OPERATIONS                                       $       5,876,844        $      6,851,390         $      3,712,708
====================================================================================================================











--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
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

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  GROWTH                               VALUE
                                                  -------------------------------------------------------------------
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  DEC. 31, 2004     DEC. 31, 2003     DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                     $    602,760       $   440,069       $  1,107,498     $     756,404
 Net realized gain (loss) on investments and
  futures                                            7,886,331         (694,144)          4,948,120           381,641
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities    3,697,669        19,813,877          6,733,581        18,330,576
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                       12,186,760        19,559,802         12,789,199        19,468,621

Distributions From:
 Net investment income
  Advisor Class                                       (390,809)         (504,934)          (990,959)         (752,591)
  Investor Class                                          (862)             (579)           (13,449)          (18,767)
  C share Class                                             --              (740)            (4,171)           (3,090)
  A share Class                                           (254)               (1)            (7,488)               (3)
                                                  -------------------------------------------------------------------
                                                      (391,925)         (506,254)        (1,016,067)         (774,451)
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (391,925)         (506,254)        (1,016,067)         (774,451)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                        33,656,742        20,335,198         35,408,658        16,206,258
 Reinvestment of distributions                         144,894           205,242            220,165           207,791
 Cost of redemptions                               (26,854,631)      (39,905,063)       (21,774,258)      (35,248,678)
                                                  -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                       6,947,005       (19,364,623)        13,854,565       (18,834,629)
                                                  -------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS            18,741,840          (311,075)        25,627,697          (140,459)

Net Assets:
 Beginning of period                               100,557,414       100,868,489         75,061,576        75,202,035
                                                  -------------------------------------------------------------------
 End of period                                     119,299,254       100,557,414        100,689,273        75,061,576
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $    206,398       $        --       $     91,431     $          --





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
104                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SMALL TO MID CAP                  INTERNATIONAL EQUITY
                                                  -------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                 DEC. 31, 2004     DEC. 31, 2003      DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                     $   (171,550)      $   217,146       $    841,691     $     717,461
 Net realized loss on investments and
  foreign currency                                  17,058,834       (11,300,440)           596,269        (3,790,202)
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities    9,640,965        57,055,985         12,296,460        22,206,854
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                       26,528,249        45,972,691         13,734,420        19,134,113

Distributions From:
 Net investment income
  Advisor Class                                         (3,404)         (213,742)          (299,181)               --
  Investor Class                                            --                --                 --                --
  C share Class                                             --                --                 --
  A share Class                                             --                --               (657)               --
                                                  -------------------------------------------------------------------
                                                        (3,404)         (213,742)          (299,838)               --
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                        (3,404)         (213,742)          (299,838)               --

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                        47,006,460        44,014,952         21,950,325        15,254,617
 Reinvestment of distributions                           1,408            68,291             71,948                --
 Cost of redemptions                               (43,332,568)      (61,977,935)       (15,844,301)      (24,385,420)
                                                  -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                       3,675,300       (17,894,692)         6,177,972        (9,130,803)
                                                  -------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                       30,200,145        27,864,257         19,612,554        10,003,310

Net Assets:
 Beginning of period                               140,153,224       112,288,967         71,444,297        61,440,987
                                                  -------------------------------------------------------------------
 End of period                                     170,353,369       140,153,224         91,056,851        71,444,297
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $         --       $     3,404       $    223,923     $     315,833









--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    105

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           HIGH YIELD BOND                INTERMEDIATE FIXED-INCOME
                                                  -------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                 DEC. 31, 2004     DEC. 31, 2003     DEC. 31, 20 04     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income                            $  4,350,729       $ 4,875,547      $   2,339,075    $    2,228,178
 Net realized gain (loss) on investments             1,589,499         2,644,727            489,198         1,760,332
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities   (1,219,710)        4,336,602           (978,267)       (1,593,378)
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                        4,720,518        11,856,876          1,850,006         2,395,132

Distributions From:
 Net investment income
 Advisor Class                                      (4,118,295)       (4,742,984)        (2,085,472)       (1,904,256)
 Investor Class                                        (59,430)          (55,100)          (166,729)         (283,861)
 C share Class                                        (109,583)          (78,075)           (31,555)          (40,256)
 A share Class                                          (6,998)             (316)            (1,594)              (10)
                                                  -------------------------------------------------------------------
                                                    (4,294,306)       (4,876,475)        (2,285,350)       (2,228,383)
 Net realized gain
 Advisor Class                                              --                --           (307,965)       (1,098,485)
 Investor Class                                             --                --            (28,074)         (196,756)
 C share Class                                              --                --             (6,233)          (38,633)
 A share Class                                              --                --               (322)              (29)
                                                  -------------------------------------------------------------------
                                                            --                --           (342,594)       (1,333,903)
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                    (4,294,306)       (4,876,475)        (2,627,944)       (3,562,286)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                        26,345,745        19,858,606         31,149,767        18,876,506
 Reinvestment of distributions                         563,211           522,854            967,010         1,348,847
 Cost of redemptions                               (26,501,277)      (32,949,871)       (23,066,050)      (32,373,564)
                                                  -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                         407,679       (12,568,411)         9,050,727       (12,148,211)
                                                  -------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS               833,891        (5,588,010)         8,272,789       (13,315,365)

Net Assets:
 Beginning of period                                53,433,310        59,021,320         45,164,295        58,479,660
                                                  -------------------------------------------------------------------
 End of period                                      54,267,201        53,433,310         53,437,084        45,164,295
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $     56,423      $         --      $     49,699     $           --











--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
106                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SHORT-INTERMEDIATE FIXED-INCOME           MORTGAGE SECURITIES
                                                  -------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                 DEC. 31, 2004     DEC. 31, 2003    DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                            $  3,137,610       $ 2,398,742       $  5,960,089     $   4,889,585
 Net realized gain (loss) on investments, futures,
  and written options                                 (706,364)          506,727            687,095         2,340,159
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities     (935,598)       (1,502,596)          (446,271)       (3,565,210)
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                        1,495,648         1,402,873          6,200,913         3,664,534

Distributions From:
 Net investment income
  Advisor Class                                     (2,859,833)       (2,079,029)        (5,816,406)       (4,599,903)
  Investor Class                                      (129,882)         (215,673)           (41,029)          (44,941)
  C Class                                             (111,129)          (50,729)           (25,247)          (23,305)
  A Class                                                 (337)               (7)            (1,871)               (7)
                                                  -------------------------------------------------------------------
                                                    (3,101,181)       (2,345,438)        (5,884,553)       (4,668,156)
 Net realized gain
  Advisor Class                                             --                --           (876,977)       (3,107,382)
  Investor Class                                            --                --             (6,801)          (26,709)
  C Class                                                                                    (5,340)          (24,261)
  A Class                                                   --                --               (374)              (17)
                                                  -------------------------------------------------------------------
                                                            --                --           (889,492)       (3,158,369)
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                    (3,101,181)       (2,345,438)        (6,774,045)       (7,826,525)

Capital Share Transactions (Note 4 ):
 Proceeds from subscriptions                        37,964,977        57,622,118         29,252,526        36,166,990
 Reinvestment of distributions                         581,133           404,351          1,072,519         2,195,943
 Cost of redemptions                               (53,324,968)      (17,462,220)       (25,659,156)      (48,814,466)
                                                  -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                               (14,778,858)       40,564,249          4,665,889       (10,451,533)
                                                  -------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           (16,384,391)       39,621,684          4,092,757       (14,613,524)

Net Assets:
 Beginning of period                                90,320,581        50,698,897        162,131,903       176,745,427
                                                  -------------------------------------------------------------------
 End of period                                      73,936,190        90,320,581        166,224,660       162,131,903
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $     57,949       $     1,446       $     75,293     $      23,927












--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    107

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           LIMITED DURATION                    U.S. GOVERNMENT
                                                            U.S. GOVERNMENT                          MONEY
                                                           ----------------------------------------------------------
                                                            PERIOD ENDED                YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2004             DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                                     $     432,136               $ 10,741,196     $   8,120,854
 Net realized gain (loss) on investments, futures
  and options                                                    (11,714)                     2,333                --
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities               (175,672)                        --                --
                                                           ----------------------------------------------------------
 NET INCREASE FROM OPERATIONS                                    244,750                 10,743,529         8,120,854

Distributions From:
 Net investment income
 Limited Duration U.S. Government Fund                          (441,336)                       n/a               n/a
 U.S. Government Money Fund
  Advisor Class                                                      n/a                (10,642,192)       (8,054,037)
  Investor Class                                                     n/a                    (89,243)          (64,654)
  C Class                                                            n/a                     (9,563)           (2,153)
  A Class                                                            n/a                       (198)              (10)
                                                           ----------------------------------------------------------
                                                                (441,336)               (10,741,196)       (8,120,854)
                                                           ----------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                                (441,336)               (10,741,196)       (8,120,854)

Capital Share Transactions (Note 4):
Proceeds from subscriptions                                   66,125,256              2,312,006,942     2,783,588,615
Reinvestment of distributions                                     11,293                    282,353           321,208
Cost of redemptions                                           (6,976,502)            (2,229,365,563)   (2,862,502,438)
                                                           ----------------------------------------------------------
 NET INCREASE (DECREASE)  FROM CAPITAL
  SHARE TRANSACTIONS                                          59,160,047                 82,923,732       (78,592,615)
                                                           ----------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     58,963,461                 82,926,065       (78,592,615)

Net Assets:
 Beginning of period                                                  --              1,191,864,352     1,270,456,967
                                                           ----------------------------------------------------------
 End of period                                                58,963,461              1,274,790,417     1,191,864,352
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $      (9,443)              $         --     $          --








--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
108                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ACCESSOR                        ACCESSOR INCOME &
                                                          INCOME ALLOCATION                   GROWTH ALLOCATION
                                                  -------------------------------------------------------------------
                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                   DEC. 31, 2004     DEC. 31, 2003      DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                            $    380,965       $   393,736       $    488,555    $      284,478
 Net realized gain on investments                       13,604            75,481             31,092            47,261
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities      (81,494)           48,692            796,618         1,072,343
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                          313,075           517,909          1,316,265         1,404,082

Distributions From:
 Net investment income
  Advisor Class                                       (242,638)         (291,299)          (284,069)         (196,909)
  Investor Class                                       (86,505)          (99,226)           (90,530)          (79,202)
  C share Class                                        (32,764)           (2,827)           (72,613)           (8,258)
  A share Class                                        (15,025)             (354)           (37,584)             (229)
                                                  -------------------------------------------------------------------
                                                      (376,932)         (393,706)          (484,796)         (284,598)
 From net realized gain
  Advisor Class                                        (21,125)          (33,535)           (12,788)          (32,480)
  Investor Class                                        (8,969)          (14,801)            (4,872)          (14,557)
  C share Class                                         (4,322)           (1,928)            (6,842)           (4,605)
  A share Class                                         (1,653)             (648)            (2,378)             (177)
                                                  -------------------------------------------------------------------
                                                       (36,069)          (50,912)           (26,880)          (51,819)
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (413,001)         (444,618)          (511,676)         (336,417)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                         4,901,940         5,697,711         16,158,291         6,667,375
 Reinvestment of distributions                         253,477           257,455            328,800           222,064
 Cost of redemptions                                (3,194,923)       (7,633,589)        (5,000,436)       (2,876,800)
                                                  -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                 1,960,494        (1,678,423)        11,486,655         4,012,639
                                                  -------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS             1,860,568        (1,605,132)        12,291,244         5,080,304

Net Assets:
 Beginning of period                                10,925,137        12,530,269         13,778,778         8,698,474
                                                  -------------------------------------------------------------------
 End of period                                      12,785,705        10,925,137         26,070,022        13,778,778
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $        780       $        30       $      3,759     $          --









--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    109

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ACCESSOR                        ACCESSOR GROWTH &
                                                         BALANCED ALLOCATION                  INCOME ALLOCATION
                                               ----------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                 DEC. 31, 2004     DEC. 31, 2003      DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                            $    736,220       $   543,733       $    911,488     $     492,979
 Net realized gain on investments                      (25,856)           86,881             83,283            83,617
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities    2,944,593         3,825,838          4,882,073         4,513,607
                                                  -------------------------------------------------------------------
NET INCREASE FROM OPERATIONS                         3,654,957         4,456,452          5,876,844         5,090,203

Distributions From:
 Net investment income
  Advisor Class                                       (457,428)         (386,259)          (541,383)         (395,988)
  Investor Class                                      (109,177)         (137,860)           (67,546)          (54,787)
  C share Class                                        (97,263)          (35,253)          (150,950)          (40,592)
  A share Class                                        (41,833)             (599)          (129,281)           (1,666)
                                                  -------------------------------------------------------------------
                                                      (705,701)         (559,971)          (889,160)         (493,033)
 Net realized gain
  Advisor Class                                         (6,898)          (44,700)           (38,813)          (44,823)
  Investor Class                                        (2,325)          (17,312)            (7,022)           (7,722)
  C share Class                                         (2,470)          (11,588)           (24,609)          (16,033)
  A share Class                                           (751)             (583)           (12,078)             (787)
                                                  -------------------------------------------------------------------
                                                       (12,444)          (74,183)           (82,522)          (69,365)
                                                  -------------------------------------------------------------------
NET DECREASE FROM DISTRIBUTIONS                       (718,145)         (634,154)          (971,682)         (562,398)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                        26,568,551        14,921,115         43,201,917        13,464,602
 Reinvestment of distributions                         561,684           537,535            854,701           508,637
 Cost of redemptions                               (10,763,515)       (6,047,343)        (8,842,722)       (3,893,333)
                                                  -------------------------------------------------------------------
NET INCREASE FROM CAPITAL SHARE
  TRANSACTIONS                                      16,366,720         9,411,307         35,213,896        10,079,906
                                                  -------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                        19,303,532        13,233,605         40,119,058        14,607,711

Net Assets:
 Beginning of period                                31,816,011        18,582,406         34,392,856        19,785,145
                                                  -------------------------------------------------------------------
 End of period                                      51,119,543        31,816,011         74,511,914        34,392,856
=====================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME               $     30,519       $        --       $     22,328     $          --

















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
110                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ACCESSOR                       ACCESSOR AGGRESSIVE
                                                          GROWTH ALLOCATION                   GROWTH ALLOCATION
                                                  -------------------------------------------------------------------
                                                   YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                 DEC. 31, 2004     DEC. 31, 2003      DEC. 31, 2004     DEC. 31, 2003
---------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                     $    553,272       $   478,997       $     29,159     $      36,216
 Net realized gain (loss) on investments               (15,032)          (41,743)             1,101            (5,638)
 Change in unrealized appreciation (depreciation)
  of investments and other assets and liabilities    6,313,150         7,397,784          3,682,448         4,666,375
                                                  -------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                        6,851,390         7,835,038          3,712,708         4,696,953

Distributions From:
 Net investment income
 Advisor Class                                        (348,171)         (363,836)           (20,721)          (36,118)
 Investor Class                                        (67,023)          (90,436)            (2,726)               --
 C Class                                               (42,736)          (17,117)                --                --
 A Class                                               (80,202)           (7,083)            (1,553)             (135)
                                                  -------------------------------------------------------------------
                                                      (538,132)         (478,472)           (25,000)          (36,253)
                                                  -------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (538,132)         (478,472)           (25,000)          (36,253)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                        28,654,621        12,429,400         11,319,103         4,286,524
 Reinvestment of distributions                         498,760           457,896             23,412            36,139
 Cost of redemptions                                (8,698,789)       (7,105,470)        (4,121,307)       (3,296,830)
                                                  -------------------------------------------------------------------
 NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                                20,454,592         5,781,826          7,221,208         1,025,833
                                                  -------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                       26,767,850        13,138,392         10,908,916         5,686,533

Net Assets:
 Beginning of period                                40,320,028        27,181,636         20,311,724        14,625,191
                                                  -------------------------------------------------------------------
 End of period                                      67,087,878        40,320,028         31,220,640        20,311,724
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $     15,665       $       525       $      4,159     $          --












--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
1. ORGANIZATION |
---------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified investment funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following 16 funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor
Income & Growth  Allocation Fund,  Accessor Balanced  Allocation Fund,  Accessor
Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (except the Limited Duration Fund which only offers one class of shares,) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

-----------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
----------------------------------- The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to these estimates and assumptions.

[graphic] SECURITY VALUATION
Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. EST except for the Money Fund and the Allocation Funds which are calculated at 5:00 p.m. EST, if the markets close early, the Funds may close early and may value their shares at an earlier time under these circumstances. The Funds generally value their securities using market quotations obtained from a pricing service.
     Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices.
     Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange market for which the security is principally trade (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors").

[graphic] SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.


================================================================================
112                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

[graphic] FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     The  Funds  do not  isolate  that  portion  of the  results  of  operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

[graphic] OFF-BALANCE SHEET RISK
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

[graphic] FUTURES CONTRACTS
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

[graphic] FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

[graphic] OPTIONS TRANSACTIONS
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in

--------------------------------------------------------------------------------
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



================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

[graphic] REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

-------------------------------------------------------------------------------------------------------------------
                                                                              COLLATERAL
                                               --------------------------------------------------------------------
                                                                             INTEREST       MATURITY
                                ISSUER OF                                   RATE (RANGE       DATE
                               REPURCHASE                                   OF INTEREST     (RANGE OF       MARKET
FUND                           AGREEMENTS      ISSUER(S)       PAR            RATES)        MATURITY)        VALUE
-------------------------------------------------------------------------------------------------------------------
Growth                       Fifth Third Bank    FHLMC        771,373            5.00%      11/01/17        787,034
Value                        Fifth Third Bank    FHLMC      1,878,724            4.00%      07/01/18      1,916,442
Small to Mid Cap             Fifth Third Bank    FHLMC        346,131            4.00%      07/01/18     353,712.00
International Equity         Fifth Third Bank    FHLMC        402,021            3.86%      04/01/34        410,780
High Yield Bond              Fifth Third Bank    FHLMC      1,674,217    4.04% - 4.06%    02/01/34 -      1,708,149
                                                                                            03/01/34
Intermediate Fixed-Income    Fifth Third Bank    FHLMC      2,290,782    4.00% - 5.00%    11/01/17 -      2,337,366
                                                                                            07/01/18
Short-Intermediate Fixed     Fifth Third Bank    FHLMC      1,838,142            4.00%      07/01/18      1,874,931
Mortgage Securities          Fifth Third Bank    FHLMC      5,987,560            4.00%      07/01/18      6,107,389
U.S. Government Money        Fifth Third Bank    FHLMC     25,461,792    3.86% - 7.50%    02/01/09 -
                                                                                            04/01/34     25,969,501
U.S. Government Money        Warburg Dillon Reed FHLMC    170,000,000    5.50% - 6.00%    05/15/11 -    173,696,599
                                                 & FNMA                                     07/15/06
Limited Duration U.S. Govt   Fifth Third Bank    FHLMC        367,929            3.86%      04/01/34        375,840
Income Allocation            Fifth Third Bank    FHLMC        915,750            3.86%      04/01/34        934,878
Income & Growth Allocation   Fifth Third Bank    FHLMC        997,079    3.86% - 4.04%    03/01/34 -      1,017,412
                                                                                            04/01/34
Balanced Allocation          Fifth Third Bank    FHLMC      3,138,825            4.00%   07/01/18 -       3,201,604
                                                                                            08/01/18
Growth & Income Allocation   Fifth Third Bank    FHLMC      4,308,701    4.00% - 4.06%    08/01/18 -      4,394,808
                                                                                            02/01/34
Growth Allocation            Fifth Third Bank    FHLMC      1,775,297            4.06%      02/01/34      1,811,395
Aggressive Growth            Fifth Third Bank    FHLMC        314,469            4.00%      07/01/18        320,848

================================================================================
114                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

[graphic] DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

[graphic] FEDERAL INCOME TAXES
It is each Fund's intention to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, each Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

[graphic] FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery. The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities they own under delayed delivery arrangements.
Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

[graphic] OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

[graphic] RESTRICTED SECURITIES
The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2004 is detailed in the Schedules of Investments, as applicable.

[graphic] COMMISSION RECAPTURE
Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

--------------------------------------------------------------------------------
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


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

[graphic] CUSTODY CREDITS
The Funds have entered into an expense off set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses.

[graphic] REDEMPTION FEES
Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees. Total redemption fees paid during the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                   YEAR ENDED                        YEAR ENDED
                                 DEC. 31, 2004                     DEC. 31, 2003
--------------------------------------------------------------------------------
Growth                     $          1,470                    $           --
Value                                   968                                --
Small to Mid Cap                      2,881                                61
International Equity                  6,199                            68,946
High Yield Bond                       6,973                            29,197
================================================================================
 3. RELATED PARTY TRANSACTIONS |
-------------------------------
[graphic] MANAGER
Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates or administers the provision of all general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                                       ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                        0.45%
Value                                                         0.45
Small to Mid Cap                                              0.60
International Equity                                          0.55
High Yield Bond                                               0.36
Intermediate Fixed-Income                                     0.33
Short-Intermediate Fixed-Income                               0.33
Mortgage Securities                                           0.36
Limited Duration U.S. Government                              0.12
U.S. Government Money                                         0.08
Income Allocation                                             0.10
Income & Growth Allocation                                    0.10
Balanced Allocation                                           0.10
Growth & Income Allocation                                    0.10
Growth Allocation                                             0.10
Aggressive Growth Allocation                                  0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds. Accessor Capital has contractually agreed to continue to pay these expenses beginning January 14, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund exceeds 0.20% annually (not including distribution and service fees and administrative services fees). None of the expenses incurred by the Allocation Funds for the year ended December 31, 2004, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statements of Operations for the respective Allocation Fund.

--------------------------------------------------------------------------------
116                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------


[graphic] MONEY MANAGERS
Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. Beginning on January 1, 2005 each Money Manager will be compensated on a flat-fee basis. The Money Managers will receive a fee based on the aggregate daily net assets of each of the Funds as set forth below:

--------------------------------------------------------------------------------
FUND                                            ANNUALIZED ASSET BASED FEE
--------------------------------------------------------------------------------
Growth                                          0.45%
Value                                           0.25% (0.15% waived during 2005)
Small to Mid Cap                                0.35%
International Equity                            0.50% of the first $50,000,000
                                                0.45% of the next $100,000,000
                                                0.40% above $150,000,000
High Yield Bond                                 0.25%
Intermediate Fixed-Income                       0.10%
Short-Intermediate Fixed-Income                 0.10%
Mortgage Securities                             0.25% of the first $100,000,000
                                                0.20% of the next $100,000,000
                                                0.15% above $200,000,000
Limited Duration U.S. Government                0.20%
================================================================================

Prior to January 1, 2005 and for the fiscal year ended December 31, 2004, the Money Managers were paid based on an incentive fee basis as detailed below, except the Money Manager for the Limited Duration Fund who was paid an asset based fee of 0.20%.
     For the first four complete calendar quarters of management by its Money Manager, each Fund paid its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee had two components, the Basic Fee and the Fund Management Fee, except the Money Manager of the Growth Fund received only a Fund Management Fee. Commencing with the fifth calendar quarter of management for each Fund (other than the Growth Fund and the Small to Mid Cap Fund), the Money Manager fee consisted of two components, the Basic Fee and the Performance Fee. The Money Manager of the Growth Fund and the Money Manager of the Small to Mid Cap Fund received only a Performance Fee. The Performance Fee component was adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices:

----------------------------------------------------------------------------------------------------------------
FUND                                                     INDEX
----------------------------------------------------------------------------------------------------------------
Growth                                                   S&P 500/BARRA Growth Index
Value                                                    S&P 500/BARRA Value Index
Small to Mid Cap                                         Dow Jones Wilshire 4500 Completion Index
International Equity                                     Morgan Stanley Capital International EAFE(R) + EM Index
High Yield Bond                                          Lehman Brothers U.S. Corporate High Yield Index
Intermediate Fixed-Income                                Lehman Brothers Government/Credit Index
Short-Intermediate Fixed-Income                          Lehman Brothers Government/Credit 1-5 Year Index
Mortgage Securities                                      Lehman Brothers Mortgage-Backed Securities Index
================================================================================================================















--------------------------------------------------------------------------------
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


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

For the first quarter, ended March 31, 2004, the Basic Fees, Fund Management Fees and Performance Fees rates shown below were applied to the average daily net assets of the Funds during the quarter. The Performance Fee rate for the first quarter was based on performance for the Funds through September 30, 2003. For the second quarter, ended June 30, 2004, the Performance Fee rate was calculated based on performance of the Funds through March 31, 2004 and those Performance Fees rates were added to the Basic Fee rates to come up with a Total Fee rate. That Total Fee rate was applied to the average daily net assets during the entire period for which the performance differential is being calculated to create a fee amount for the second quarter. The Total Fee amount expressed as a percentage of the assets for the year ended December 31, 2004, is shown below:

--------------------------------------------------------------------------------
FUND                                    QUARTER            TOTAL ANNUALIZED FEE
--------------------------------------------------------------------------------
Growth*                                 Jan/Feb                  0.10%
                                        March                    0.20%
                                        Second                   0.20%
                                        Third                    0.20%
                                        Fourth                   0.20%

Value                                   First                    0.10%
                                        Second                   0.12%
                                        Third                    0.11%
                                        Fourth                   0.10%

Small to Mid Cap                        First                    0.35%
                                        Second                   0.34%
                                        Third                    0.35%
                                        Fourth                   0.31%

International Equity                    First                    0.40%
                                        Second                   0.26%
                                        Third                    0.27%
                                        Fourth                   0.25%

High Yield Bond                         First                    0.23%
                                        Second                   0.12%
                                        Third                    0.14%
                                        Fourth                   0.14%

Intermediate Fixed-Income               First                    0.20%
                                        Second                   0.25%
                                        Third                    0.21%
                                        Fourth                   0.20%

Short-Intermediate Fixed-Income         First                    0.05%
                                        Second                   0.03%
                                        Third                    0.05%
                                        Fourth                   0.05%

Mortgage Securities                     First                    0.19%
                                        Second                   0.14%
                                        Third                    0.14%
                                        Fourth                   0.14%
--------------------------------------------------------------------------------
*Money Manager of the Growth Fund was changed in March 2004. The new Money Manager earned a Fund Management Fee of 0.20% for the first four complete calendar quarters of investment management of the Growth Fund. The prior Money Manager earned a Basic Fee and a Performance Fee.
================================================================================







--------------------------------------------------------------------------------
118                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

In May 2004, Accessor Funds received a document and information request from the staff of the Ft. Worth District Office of the SEC in connection with a sweep examination relating to performance fees charged by investment advisers. The Funds voluntarily responded to the staff's request in June 2004, and subsequently provided additional follow-up information that the staff requested. The staff has informed the Funds and Accessor Capital that the staff believes that performance and base fees for the Funds have been calculated in violation of certain requirements of Section 205 and Rules 205-1 and 205-2 of the Investment Advisers Act. As a result, the staff has informed us that since 1992 eight Accessor Funds have, in the aggregate, paid the Funds' subadvisers higher advisory fees than permitted by the Section and Rules. The staff has informed the Funds and Accessor Capital that it intends to recommend that the SEC institute an action against Accessor Capital (but not the Funds) based on these overcharges and related disclosures. The staff has also informed the Funds and Accessor Capital that it intends to seek to recover the overcharges from the subadvisers that received the fees. The Funds and Accessor Capital have cooperated with the staff's inquiry, and continue to discuss resolution of these matters with the staff. At this time it is not known whether an action will be instituted by the SEC, what the final outcome of these discussions may be and what, if any, impact to the Funds and/or their shareholders there will be if the SEC proceeds with its attempts to recoup the alleged overcharges from the Funds' subadvisers. However, the staff has not indicated that the Funds would be liable for any amount in connection with this matter.

[graphic] DISTRIBUTION AND SERVICE PLANS
Accessor Funds has adopted Distribution and Service Plans under Rule 12b-1 of the Investment Company Act of 1940, as amended with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor or third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services. The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. From July 1, 2003 through December 31, 2004, the Board of Directors, on behalf of the Money Fund, temporarily limited the payment of 12b-1 fees for the C Class Shares to 0.25% to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Effective January 1, 2005, the Board temporarily limited payment of 12b-1 fees to C Class Shares of the Money Fund to 0.50%. Such fee limitation is voluntary and temporary and may be revised or terminated at any time by the Board of Directors without notice. Such fee limitation was in effect for the fiscal yeear ended December 31, 2004.

[graphic] DISTRIBUTOR
Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for the sales and distribution-related activities and for providing non-distribution related shareholder services. In the aggregate, these fees will not exceed 0.25% annually of the Investor Class' average daily net assets, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 1.00% annually of the C Class Shares average daily net assets subject to the Board of Directors limitation on the Money Fund 12b-1 fee as previously described. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with ALPS Distributors based on the average daily net assets of accounts attributable to such intermediary.
     Further, under the A Class Shares and C Class Shares distribution and service plan, ALPS Distributors will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing agreements between the Distributor and Accessor Capital.

--------------------------------------------------------------------------------
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


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

DEFENSIVE DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended with respect to Advisor Class Shares of the Underlying Funds to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

ACM ADMINISTRATIVE PLAN
Accessor Funds has adopted the ACM Administrative Plan (formerly Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The maximum amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. From July 1, 2003 through December 31, 2004, the Board of Directors, on behalf of the Money Fund, temporarily suspended the payment of 0.25% administrative services fee for the Investor Class Shares. Any such fee suspension is voluntary and temporary and may be revised or terminated at any time by the Board of Directors. Effective January 1, 2005, such suspension ceased.

TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

DIRECTOR FEES AND EXPENSES
The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.











--------------------------------------------------------------------------------
120                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

----------------------------------------------------------------------------------------------------------------------
                     ADVISOR CLASS             INVESTOR CLASS                 C CLASS                    A CLASS
           -------------------------------------------------------------------------------------------------------
FUND            SHARES        AMOUNT        SHARES       AMOUNT         SHARES       AMOUNT        SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND

Year Ended December 31, 2004
Subscribed     1,454,286  $ 31,002,383       21,599   $   455,694       91,568   $1,954,698        11,355   $  243,967
Reinvested         6,345       143,823           36           817           --           --            11          254
Redeemed      (1,127,973)  (24,163,536)     (65,531)   (1,362,922)     (58,655)  (1,247,730)       (3,805)     (80,443)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       332,658  $  6,982,670      (43,896)  $  (906,411)      32,913   $  706,968         7,561   $  163,778

Year Ended December 31, 2003
Subscribed       966,945  $ 18,203,251       24,781   $   451,990       95,462   $1,678,957            52   $    1,000
Reinvested        10,922       204,152           27           550           31          540            --           --
Redeemed      (1,991,068)  (37,097,147)    (129,453)   (2,340,109)     (25,437)    (467,807)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (1,013,201) $(18,689,744)    (104,645)  $(1,887,569)      70,056   $1,211,690            52   $    1,000

======================================================================================================================
VALUE FUND

Year Ended December 31, 2004
Subscribed     1,811,569  $ 32,494,639       16,028   $   292,082       86,583   $1,572,384        57,023   $1,049,553
Reinvested        10,753       197,166          690        12,432          173        3,079           412        7,488
Redeemed      (1,091,695)  (19,768,968)     (42,662)     (769,280)     (65,108)  (1,172,410)       (3,535)     (63,600)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       730,627  $ 12,922,837      (25,944)  $  (464,766)      21,648   $  403,053        53,900   $  993,441

Year Ended December 31, 2003
Subscribed       937,547  $ 14,152,299       28,961   $   444,892      116,554   $1,607,572            93   $    1,495
Reinvested        12,493       191,236          937        14,075          158        2,477            --            3
Redeemed      (2,226,662)  (33,524,751)     (85,877)   (1,233,967)     (33,706)    (489,931)           (2)         (29)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (1,276,622) $(19,181,216)     (55,979)  $  (775,000)      83,006   $1,120,118            91   $    1,469

======================================================================================================================
SMALL TO MID CAP FUND

Year Ended December 31, 2004
Subscribed     2,026,654  $ 44,656,267       25,697   $   548,358       48,241   $1,048,263        33,846   $  753,573
Reinvested            56         1,408           --            --           --           --            --           --
Redeemed      (1,877,709)  (41,134,468)     (38,492)     (814,464)     (55,354)  (1,193,951)       (8,849)    (189,685)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       149,001  $  3,523,207      (12,795)  $  (266,106)      (7,113)  $ (145,688)       24,997   $  563,888

Year Ended December 31, 2003
Subscribed     2,411,042  $ 42,065,472       27,570   $   490,770       95,161   $1,457,710            55   $    1,000
Reinvested         4,183        68,291           --            --           --           --            --           --
Redeemed      (3,428,583)  (60,028,008)     (94,788)   (1,578,064)     (23,012)    (371,863)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (1,013,358) $(17,894,245)     (67,218)  $(1,087,294)      72,149   $1,085,847            55   $    1,000




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


================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                     ADVISOR CLASS            INVESTOR CLASS                 C CLASS                    A CLASS
                ------------------------------------------------------------------------------------------------------
 FUND           SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Year Ended December 31, 2004
Subscribed     1,533,810  $ 20,580,302       13,692   $   178,545       62,778   $  834,029        26,238   $  357,449
Reinvested         4,699        71,291            0             0            0            0            43          657
Redeemed      (1,098,529)  (14,910,873)     (36,154)     (464,596)     (32,784)    (433,018)       (2,641)     (35,814)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       439,980  $  5,740,720      (22,462)  $  (286,051)      29,994   $  401,011        23,640   $  322,292

Year Ended December 31, 2003
Subscribed     1,343,780  $ 13,849,979       86,202   $   830,652       56,739   $  572,986            89   $    1,000
Reinvested            --            --           --            --           --           --            --           --
Redeemed      (2,165,465)  (22,724,501)    (138,478)   (1,293,476)     (35,927)    (367,443)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (821,685) $ (8,874,522)     (52,276)  $  (462,824)      20,812   $  205,543            89   $    1,000

======================================================================================================================
HIGH YIELD BOND FUND

Year Ended December 31, 2004
Subscribed     2,140,028  $ 23,888,828      132,717   $ 1,465,383       78,675   $  877,449        10,197   $  114,085
Reinvested        39,053       432,993        5,012        55,585        6,110       67,635           633        6,998
Redeemed      (2,319,974)  (25,687,026)     (49,502)     (556,191)     (23,025)    (256,316)         (157)      (1,744)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (140,893) $ (1,365,205)      88,227   $   964,777       61,760   $  688,768        10,673   $  119,339

Year Ended December 31, 2003
Subscribed     1,699,156  $ 18,004,735      107,132   $ 1,122,379       68,744   $  717,309         1,310   $   14,183
Reinvested        40,221       422,845        4,831        50,033        4,703       49,660            29          316
Redeemed      (2,910,245)  (30,656,619)    (204,570)   (2,111,846)     (16,992)    (181,406)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)    (1,170,868) $(12,229,039)     (92,607)  $  (939,434)      56,455   $  585,563         1,339   $   14,499

======================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

Year Ended December 31, 2004
Subscribed     2,566,069  $ 30,683,058       11,481   $   138,574       21,301   $  257,016         5,825   $   71,119
Reinvested        73,138       876,264        6,695        79,902          752        8,927           161        1,917
Redeemed      (1,371,094)  (16,515,714)    (492,014)   (5,803,734)     (58,293)    (715,639)       (2,512)     (30,963)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)     1,268,113  $ 15,043,608     (473,838)  $(5,585,258)     (36,240)  $ (449,696)        3,474   $   42,073

Year Ended December 31, 2003
Subscribed     1,410,435  $ 17,627,622       21,653   $   270,238       77,863   $  977,646            80   $    1,000
Reinvested        83,513     1,028,670       21,337       261,336        4,786       58,802             3           39
Redeemed      (2,474,191)  (30,880,904)     (95,237)   (1,193,616)     (23,678)    (299,044)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (980,243) $(12,224,612)     (52,247)  $  (662,042)      58,971   $  737,404            83   $    1,039



--------------------------------------------------------------------------------
122                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                     ADVISOR CLASS            INVESTOR CLASS                 C CLASS                    A CLASS
                ------------------------------------------------------------------------------------------------------
 FUND           SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

Year Ended December 31, 2004
Subscribed     2,880,815  $ 34,949,220       18,364   $   222,957      227,425   $2,770,917         1,810   $   21,883
Reinvested        38,363       462,627        3,844        46,339        5,960       71,830            28          337
Redeemed      (3,830,554)  (46,204,038)    (450,040)   (5,392,090)    (142,437)  (1,727,612)         (101)      (1,228)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (911,376) $(10,792,191)    (427,832)  $(5,122,794)      90,948   $1,115,135         1,737   $   20,992

Year Ended December 31, 2003
Subscribed     4,469,931  $ 54,748,618       40,202   $   493,500      192,507   $2,379,000            81   $    1,000
Reinvested        27,702       339,768        3,248        39,674        2,034       24,902             1            7
Redeemed      (1,334,846)  (16,307,256)     (75,251)     (924,221)     (18,752)    (230,743)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)     3,162,787  $ 38,781,130      (31,801)  $  (391,047)     175,789   $2,173,159            82   $    1,007
======================================================================================================================

MORTGAGE SECURITIES FUND

Year Ended December 31, 2004
Subscribed     2,267,260  $ 28,721,828       15,552   $   197,556       20,569   $  261,374         5,624   $   71,768
Reinvested        80,196     1,014,332        3,630        45,927          792       10,015           178        2,245
Redeemed      (1,948,816)  (24,621,358)     (29,630)     (375,829)     (51,470)    (658,538)         (271)      (3,431)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       398,640  $  5,114,802      (10,448)  $  (132,346)     (30,109)  $ (387,149)        5,531   $   70,582

Year Ended December 31, 2003
Subscribed     2,665,315  $ 34,551,201       40,759   $   528,788       83,639   $1,086,001            77   $    1,000
Reinvested       163,970     2,103,235        4,534        57,990        2,716       34,693             2           25
Redeemed      (3,648,907)  (47,176,150)    (101,724)   (1,319,427)     (24,614)    (318,889)           --           --
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (819,622) $(10,521,714)     (56,431)  $  (732,649)      61,741   $  801,805            79   $    1,025
======================================================================================================================
 FUND           SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND

Year Ended December 31, 2004
Subscribed     5,509,362  $ 66,124,256
Reinvested           942        11,293
Redeemed        (581,604)   (6,976,502)
               -------------------------------------------------------------------------------------------------------
Net increase
(decrease)     4,928,700  $ 59,159,047


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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                     ADVISOR CLASS            INVESTOR CLASS                 C CLASS                    A CLASS
                ------------------------------------------------------------------------------------------------------
 FUND           SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

Year Ended December 31, 2004
Subscribed    2,284,644,361    $2,284,644,361   24,992,543   $24,992,543    2,273,808   $2,273,808        96,230   $   96,230
Reinvested          212,092           212,092       62,996        62,996        7,124        7,124           141          141
Redeemed     (2,200,070,938)   (2,200,070,938) (28,198,438)  (28,198,438)  (1,038,495)  (1,038,495)      (57,692)     (57,692)
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)       84,785,515      $ 84,785,515   (3,142,899)  $(3,142,899)   1,242,437   $1,242,437        38,679   $   38,679

Year Ended December 31, 2003
Subscribed    2,764,081,009    $2,764,081,009   18,541,842   $18,541,842      955,764   $  955,764        10,000   $   10,000
Reinvested          275,469           275,469       43,705        43,705        2,024        2,024            10           10
Redeemed     (2,839,008,937)   (2,839,008,937) (22,980,791)  (22,980,791)    (512,710)    (512,710)           --           --
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (74,652,459)   $  (74,652,459)  (4,395,244)  $(4,395,244)     445,078   $  445,078        10,010   $   10,010
-----------------------------------------------------------------------------------------------------------------------------

INCOME ALLOCATION FUND

Year Ended December 31, 2004
Subscribed          136,936    $    2,083,715       73,381   $ 1,118,975       81,110   $1,240,574        30,014   $  458,676
Reinvested            7,625           115,713        6,293        95,477        1,978       29,945           815       12,342
Redeemed           (134,530)       (2,048,107)     (61,528)     (936,618)     (11,477)    (174,522)       (2,346)     (35,676)
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           10,031    $    151,321         18,146   $   277,834       71,611   $1,095,997        28,483   $  435,342

Year Ended December 31, 2003
Subscribed          240,702    $  3,678,518         88,931   $ 1,359,743       33,270   $  508,950         9,798   $  150,500
Reinvested            9,117         139,267          7,466       114,027          272        4,150             1           11
Redeemed           (409,407)     (6,247,903)       (86,191)   (1,319,659)      (4,321)     (66,027)           --           --
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (159,588)   $ (2,430,118)        10,206   $   154,111       29,221   $  447,073         9,799   $  150,511
=============================================================================================================================

INCOME & GROWTH ALLOCATION FUND

Year Ended December 31, 2004
Subscribed          392,911    $  5,871,868        107,996   $ 1,617,217      422,186   $6,313,611       156,820   $2,355,394
Reinvested            8,003         120,065          6,379        95,580        4,964       74,426         2,583       38,729
Redeemed           (181,907)     (2,721,093)       (72,444)   (1,086,003)     (68,989)  (1,030,744)      (10,840)    (162,596)
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          219,007    $  3,270,840         41,931   $   626,794      358,161   $5,357,293       148,563   $2,231,527

Year Ended December 31, 2003
Subscribed          319,502    $  4,480,426         64,943   $   915,124       85,540   $1,225,944         3,149   $   45,881
Reinvested            8,064         115,222          6,609        93,719          883       12,862            18          261
Redeemed           (129,012)     (1,819,379)       (71,754)     (998,885)      (4,048)     (58,536)           --           --
              ---------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          198,554    $  2,776,269           (202)  $     9,958       82,375   $1,180,270         3,167   $   46,142


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124                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                    ADVISOR CLASS            INVESTOR CLASS                 C CLASS                    A CLASS
                -------------------------------------------------------------------------------------------------------
 FUND           SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND

Year Ended December 31, 2004
Subscribed       805,068  $ 11,838,090      137,484   $ 2,005,513      587,637   $ 8,593,365       282,347   $4,131,583
Reinvested        21,413       314,422        7,532       110,462        6,701        98,556         2,593       38,244
Redeemed        (377,534)   (5,528,797)    (161,462)   (2,331,828)    (180,355)   (2,658,775)      (16,783)    (244,115)
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       448,947  $  6,623,715      (16,446)  $  (215,853)     413,983   $ 6,033,146       268,157   $3,925,712

Year Ended December 31, 2003
Subscribed       605,565  $  7,974,707      134,543   $ 1,758,807      368,702   $ 4,917,663        19,121   $  269,938
Reinvested        25,091       335,354       11,681       155,173        3,373        46,480            37          528
Redeemed        (262,690)   (3,427,759)    (184,672)   (2,465,453)     (11,182)     (154,131)           --           --
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       367,966  $  4,882,302      (38,448)  $  (551,473)     360,893   $ 4,810,012        19,158   $  270,466
=======================================================================================================================

GROWTH & INCOME ALLOCATION FUND

Year Ended December 31, 2004
Subscribed       984,339  $ 14,124,092      218,637   $ 3,166,632    1,066,444   $15,454,192       722,249  $10,457,001
Reinvested        32,287       474,361        4,945        72,804       11,699       172,809         9,166      134,727
Redeemed        (356,445)   (5,172,184)     (77,960)   (1,125,727)    (134,735)   (1,939,621)      (41,986)    (605,190)
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       660,181  $  9,426,269      145,622   $ 2,113,709      943,408   $13,687,380       689,429  $ 9,986,538

Year Ended December 31, 2003
Subscribed       352,994  $  4,540,038       85,198   $ 1,049,017      572,316   $ 7,499,671        27,408  $   375,876
Reinvested        29,788       387,050        4,829        62,509        4,140        56,624           174        2,454
Redeemed        (223,349)   (2,789,410)     (79,840)     (976,134)      (9,356)     (127,539)          (18)        (250)
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       159,433  $  2,137,678       10,187   $   135,392      567,100   $ 7,428,756        27,564   $  378,080
=======================================================================================================================

GROWTH ALLOCATION FUND

Year Ended December 31, 2004
Subscribed       477,794  $  6,669,454      139,246   $ 1,953,639      788,987   $11,075,350       641,529   $8,956,178
Reinvested        21,831       311,704        4,683        67,022        2,934        42,326         5,408       77,708
Redeemed        (320,341)   (4,516,156)     (92,556)   (1,290,064)    (153,147)   (2,162,326)      (53,168)    (730,243)
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       179,284  $  2,465,002       51,373   $   730,597      638,774   $ 8,955,350       593,769   $8,303,643

Year Ended December 31, 2003
Subscribed       353,137  $  4,161,555      127,747   $ 1,487,217      375,789   $ 4,746,700       156,249   $2,033,928
Reinvested        28,527       343,300        7,556        90,435        1,303        17,078           521        7,083
Redeemed        (404,432)   (4,666,457)    (200,080)   (2,410,218)      (2,307)      (28,795)           --           --
                 ------------------------------------------------------------------------------------------------------
Net increase
(decrease)       (22,768) $   (161,602)     (64,777)  $  (832,566)     374,785   $ 4,734,983       156,770   $2,041,011


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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                     ADVISOR CLASS            INVESTOR CLASS                 C CLASS                    A CLASS
                ------------------------------------------------------------------------------------------------------
 FUND           SHARES        AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
Year Ended December 31, 2004
Subscribed       292,947  $  3,932,389      156,551   $ 2,088,543      227,966   $3,047,993       167,648   $2,250,178
Reinvested         1,306        19,553          184         2,725           --           --            76        1,134
Redeemed        (138,069)   (1,861,751)    (116,387)   (1,568,662)     (29,472)    (389,037)      (23,087)    (301,857)
                 -----------------------------------------------------------------------------------------------------
Net increase
(decrease)       156,184  $  2,090,191       40,348   $   522,606      198,494   $2,658,956       144,637   $1,949,455

Year Ended December 31, 2003
Subscribed       179,393  $  1,999,651      155,077   $ 1,665,195       37,209   $  438,656        14,695   $  183,022
Reinvested         3,060        36,004           --            --           --           --            10          135
Redeemed        (105,962)   (1,187,977)    (186,226)   (2,105,464)        (176)      (2,060)         (103)      (1,329)
                 -----------------------------------------------------------------------------------------------------
Net increase
(decrease)        76,491  $    847,678      (31,149)  $  (440,269)      37,033   $  436,596        14,602   $  181,828
----------------------------------------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS |
---------------------------   During the year ended  December 31, 2004 (for  the
period ended December 31, 2004 for the Limited Duration U.S. Government Fund), purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                Purchases                Sales
--------------------------------------------------------------------------------

Accessor Fund
      Growth                              $    158,936,153        $  150,035,646
      Value                                     91,263,452            78,541,481
      Small to Mid Cap                          73,034,817            69,771,677
      International Equity                      17,923,688            12,379,810
      High Yield Bond                           38,899,475            40,293,585
      Intermediate Fixed-Income                 23,083,018            27,211,520
      Short-Intermediate Fixed-Income           27,297,890            19,243,585
      Mortgage Securities                       24,517,207            27,975,015
      Limited Duration U.S. Government          10,849,519               482,689

Accessor Allocation Fund
      Income Allocation                          4,979,485             3,837,237
      Income and Growth Allocation              16,168,149             3,929,143
      Balanced Allocation                       23,971,720             7,746,726
      Growth and Income Allocation              40,343,444             6,759,050
      Growth Allocation                         26,382,581             8,233,445
      Aggressive Growth Allocation               7,603,594               901,957
================================================================================
During the year ended December 31, 2004 (for the period ended December 31, 2004 for the Limited Duration U.S. Government Fund), purchases and sales of long-term U.S. government securities were as follows:
--------------------------------------------------------------------------------
FUND                                            Purchases                Sales
--------------------------------------------------------------------------------
Intermediate Fixed-Income                $     40,609,190         $   29,354,601
Short-Intermediate Fixed-Income                34,695,533             53,949,470
Mortgage Securities                           471,985,607            470,382,739
Limited Duration U.S. Government               63,203,913             14,831,236
================================================================================



--------------------------------------------------------------------------------
126                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
6. IDENTIFIED COST |
------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/ (depreciation), and resulting net unrealized appreciation/(depreciation) at December 31, 2004 were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                              NET
                                                                 GROSS                  GROSS             UNREALIZED
                                           IDENTIFIED          UNREALIZED            UNREALIZED          APPRECIATION/
                                              COST            APPRECIATION         (DEPRECIATION)       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Accessor Fund
   Growth                                $ 104,187,625       $ 20,010,421          $ (4,910,504)          15,099,917
   Value                                    86,448,484         18,110,816            (3,790,920)          14,319,896
   Small to Mid Cap                        121,554,409         52,926,668            (5,461,096)          47,465,572
   International Equity                     67,376,874         25,426,720            (1,927,502)          23,499,218
   High Yield Bond                          51,540,701          2,557,957              (929,994)           1,627,963
   Intermediate Fixed-Income                52,610,818            608,353              (614,488)              (6,135)
   Short-Intermediate Fixed-Income          73,650,453            233,383              (738,845)            (505,462)
   Mortgage Securities                     162,239,227          1,317,118              (488,769)             828,349
   Limited Duration U.S. Government         58,710,375             29,190              (204,862)            (175,672)

Accessor Allocation Fund
   Income Allocation                     $  12,795,074       $     93,691          $   (119,090)             (25,399)
   Income & Growth Allocation               24,768,861          1,492,049              (202,056)           1,289,993
   Balanced Allocation                      46,913,622          4,553,445              (359,054)           4,194,391
   Growth & Income Allocation               67,807,015          6,964,764              (317,400)           6,647,364
   Growth Allocation                        59,877,465          7,682,095              (454,864)           7,227,231
   Aggressive Growth Allocation             27,515,807          3,945,131              (339,887)           3,605,244
====================================================================================================================

7. CAPITAL LOSS CARRYOVERS |
---------------------------      At December 31, 2004,  for  federal  income tax
purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains for each succeeding year until the earlier of its utilization or expiration:

----------------------------------------------------------------------------------------------------------------------
 FUND                                  EXPIRES       EXPIRES         EXPIRES       EXPIRES       EXPIRES       EXPIRES
                                       IN 2005        IN 2008        IN 2009       IN 2010       IN 2011       IN 2012
----------------------------------------------------------------------------------------------------------------------
Accessor Fund
 Growth                              $       --    $       --    $28,234,366   $12,659,192   $  3,845,553  $        --
 Value                                       --            --             --    28,731,250      1,779,595           --
 Small to Mid Cap                            --                   42,422,768    11,530,381     12,404,894           --
 International Equity                        --     1,540,292     30,577,465    10,369,546      3,684,469           --
 High Yield Bond                             --            --             --       947,550             --           --
 Short-Intermediate Fixed-Income             --       103,223        109,477       383,518             --      718,330
 Limited Duration U.S. Government            --            --             --            --             --        2,466
 U.S. Government Money                       41            --             --            --             --           --

Accessor Allocation Fund
 Balanced Allocation                         --            --             --            --             --       16,426
 Growth Allocation                           --            --             --        23,045         27,833        9,279
 Aggressive Growth Allocation                --            --             --       171,899         11,715           --



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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS |
---------------------------------       The tax character of distributions paid
during 2004 and 2003 were as follows:

------------------------------------------------------------------------------------------------------------------
                                                             GROWTH                 VALUE         SMALL TO MID CAP
------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004, distributions paid from:
Ordinary income                                         $    391,925          $   1,016,067          $       3,404
Long-term capital gains                                           --                     --                     --
                                                        ----------------------------------------------------------
                                                        $    391,925          $   1,016,067          $       3,404

For the year ended December 31, 2003, distributions paid from:
Ordinary income                                         $    506,254          $     774,451          $     213,742
Long-term capital gains                                           --                     --                     --
                                                        ----------------------------------------------------------
                                                        $    506.254          $     774,451          $     213,742
As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income                           $    206,398                 91,431                     --
Accumulated capital gain (loss)                          (44,739,111)           (30,510,845)           (66,358,043)
Unrealized appreciation (depreciation)                    15,099,917             14,319,896             47,465,572
Other cumulative effect of timing differences                     --                     --                     --
                                                        ----------------------------------------------------------
                                                        $(29,432,796)         $ (16,099,518)         $ (18,892,471)
==================================================================================================================
                                                          INTERNATIONAL           HIGH YIELD           INTERMEDIATE
                                                             EQUITY                  BOND              FIXED-INCOME
------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2004, distributions paid from:
Ordinary income                                          $    299,838         $   4,294,306          $   2,285,350
Long-term capital gains                                            --                    --                342,594
                                                        ----------------------------------------------------------
                                                         $    299,838         $   4,294,306          $   2,627,944

For the year ended December 31, 2003, distributions paid from:
Ordinary income                                          $         --         $   4,876,475          $   2,246,246
Long-term capital gains                                            --                    --              1,316,040
                                                        ----------------------------------------------------------
                                                         $         --         $   4,876,475          $   3,562,286

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $    223,923         $      82,673          $     163,490
Accumulated capital gain (loss)                           (46,171,772)             (947,550)               179,432
Unrealized appreciation (depreciation)                     23,499,218             1,627,963                 (6,135)
Other cumulative effect of timing differences                      --               (26,250)                    --
                                                        ----------------------------------------------------------
                                                         $(22,448,631)        $     736,836          $     336,788
==================================================================================================================
                                                       SHORT-INTERMEDIATE         MORTGAGE         LIMITED DURATION
                                                          FIXED-INCOME           SECURITIES         U.S. GOVERNMENT
-------------------------------------------------------------------------------------------------------------------

For the period ended December 31, 2004, distributions paid from:
Ordinary income                                          $  3,101,181         $   6,684,553          $     441,336
Long-term capital gains                                            --                89,492                     --
                                                         ---------------------------------------------------------
                                                         $  3,101,181         $   6,774,045          $     441,336

For the period ended December 31, 2003, distributions paid from:
Ordinary income                                          $  2,345,438         $   6,582,442                    n/a
Long-term capital gains                                            --             1,244,083                    n/a
                                                         ---------------------------------------------------------
                                                         $  2,345,438         $   7,826,525                    n/a
As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $     57,949         $     253,643          $       5,407
Accumulated capital gain (loss)                            (1,322,656)                   --                (11,471)
Unrealized appreciation (depreciation)                       (505,462)              828,349               (175,672)
Other cumulative effect of timing differences                      --                    --                (14,850)
                                                         ---------------------------------------------------------
                                                         $ (1,770,169)        $   1,081,992          $    (196,586)


--------------------------------------------------------------------------------
128                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                       NOTES TO FINANCIAL STATEMENTS
                   FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                          U.S. GOVERNMENT
                                                              MONEY
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004, distributions paid from:
Ordinary income                                          $10,741,196
Long-term capital gains                                           --
                                                         ----------------------------------------------------------
                                                         $10,741,196

For the year ended December 31, 2003, distributions paid from:
Ordinary income                                          $ 8,120,854
Long-term capital gains                                           --
                                                         ----------------------------------------------------------
                                                         $ 8,120,854

As of December 31, 2004, the components of
distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $        --
Accumulated capital gain (loss)                                  (41)
Unrealized appreciation (depreciation)                            --
Other cumulative effect of timing differences                     --
                                                         ----------------------------------------------------------
                                                         $       (41)
===================================================================================================================
                                                           INCOME             INCOME & GROWTH          BALANCED
                                                          ALLOCATION            ALLOCATION            ALLOCATION
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004, distributions paid from:
Ordinary income                                          $   384,932          $     496,796          $     705,702
Long-term capital gains                                       28,069                 14,880                 12,443
                                                         ----------------------------------------------------------
                                                         $   413,001          $     511,676          $     718,145

For the year ended December 31, 2003, distributions paid from:
Ordinary income                                          $   406,568          $     316,346          $     581,929
Long-term capital gains                                       38,050                 20,071                 52,225
                                                         ----------------------------------------------------------
                                                         $   444,618          $     336,417          $     634,154

As of December 31, 2004, the components of
distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $       780          $       4,756          $      30,519
Accumulated capital gain (loss)                                4,022                  9,665                (16,426)
Unrealized appreciation (depreciation)                       (25,399)             1,289,993              4,194,391
Other cumulative effect of timing differences                     --                     --                     --
                                                         ----------------------------------------------------------
                                                         $   (20,597)         $   1,304,414          $   4,208,484
===================================================================================================================
                                                          GROWTH & INCOME           GROWTH           AGGRESSIVE GROWTH
                                                            ALLOCATION            ALLOCATION            ALLOCATION
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004, distributions paid from:
Ordinary income                                          $   889,160          $     538,132          $      25,000
Long-term capital gains                                       82,522                     --                     --
                                                         ----------------------------------------------------------
                                                         $   971,682          $     538,132          $      25,000

For the year ended December 31, 2003, distributions paid from:
Ordinary income                                          $   521,765          $     478,472          $      36,253
Long-term capital gains                                       40,633                     --                     --
                                                         ----------------------------------------------------------
                                                         $   562,398          $     478,472          $      36,253

As of December 31, 2004, the components of
distributable earnings on a tax basis were as follows:
Undistributed ordinary income                            $    22,328          $      15,665          $       4,159
Accumulated capital gain (loss)                               22,970                (60,156)              (183,614)
Unrealized appreciation (depreciation)                     6,647,364              7,227,231              3,605,244
Other cumulative effect of timing differences                     --                     --                     --
                                                         ----------------------------------------------------------
                                                         $ 6,692,662          $   7,182,740          $   3,425,789



--------------------------------------------------------------------------------
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129

================================================================================
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                                  2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.77     $   17.13    $   22.69     $    26.79    $   35.08

 Net investment income (loss)(1)                          0.13          0.09         0.07           0.01        (0.09)
 Net realized and unrealized gain (loss)
  on investments                                          2.26          3.65        (5.57)         (4.11)       (8.18)
                                                      ----------------------------------------------------------------
Total from investment operations                          2.39          3.74        (5.50)         (4.10)       (8.27)

 Distributions from net investment income                (0.08)        (0.10)       (0.06)            --           --
 Distributions from capital gains                           --            --           --             --        (0.02)
 Distributions in excess of capital gains                   --            --           --             --           --
                                                      ----------------------------------------------------------------
Total distributions                                      (0.08)        (0.10)       (0.06)          0.00        (0.02)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)          --           --
NET ASSET VALUE, END OF PERIOD                        $  23.08     $   20.77    $   17.13     $    22.69    $   26.79
======================================================================================================================
TOTAL RETURN(2)                                          11.52%        21.90%      (24.26)%       (15.30)%     (23.58)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $113,110     $  94,904    $  95,637     $  159,237    $ 246,641
 Ratio of expenses to average net assets(7)               0.91%         0.83%        0.80%          0.85%        0.88%
 Ratio of net investment income (loss) to average
  net assets                                              0.60%         0.49%        0.36%          0.03%       (0.28)%
Portfolio turnover rate                                 141.00%        76.58%       66.00%         75.89%       89.32%

======================================================================================================================
  INVESTOR CLASS SHARES                                 2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.42     $   16.84    $   22.29     $    26.45    $   34.82

 Net investment income (loss)(1)                          0.01          0.00(5)     (0.03)         (0.10)       (0.26)
 Net realized and unrealized gain (loss)
  on investments                                          2.23          3.58        (5.42)         (4.06)       (8.09)
                                                      ----------------------------------------------------------------
Total from investment operations                          2.24          3.58        (5.45)         (4.16)       (8.35)

 Distributions from net investment income                (0.01)        (0.00)(5)       --             --           --
 Distributions from capital gains                           --            --           --             --        (0.02)
 Distributions in excess of capital gains                   --            --           --             --           --
                                                      ----------------------------------------------------------------
Total distributions                                      (0.01)        (0.00)(5)       --             --        (0.02)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)          --           --
NET ASSET VALUE, END OF PERIOD                        $  22.65     $   20.42    $   16.84     $    22.29    $   26.45
======================================================================================================================
TOTAL RETURN(2)                                          10.96%        21.28%      (24.45)%       (15.73)%     (23.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  2,687     $   3,319    $   4,498     $   30,830    $  29,801
 Ratio of expenses to average net assets(7)               1.37%         1.32%        1.25%          1.34%        1.38%
 Ratio of net investment income (loss) to average
  net assets                                              0.05%         0.00%       (0.13)%        (0.43)%      (0.78)%
Portfolio turnover rate                                 141.00%        76.58%       66.00%         75.89%       89.32%









--------------------------------------------------------------------------------
130                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  C CLASS SHARES                                         2004          2003        2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.68      $  17.14    $   17.19

 Net investment income (loss)(1)                         (0.07)        (0.10)          --
 Net realized and unrealized gain (loss)
  on investments                                          2.22          3.65        (0.05)
                                                      ----------------------------------------------------------------
Total from investment operations                          2.15          3.55        (0.05)

 Distributions from net investment income                   --         (0.01)          --
 Distributions from capital gains                           --            --           --
 Distributions in excess of capital gains                   --            --           --
                                                      ----------------------------------------------------------------
Total distributions                                         --         (0.01)          --
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)
NET ASSET VALUE, END OF PERIOD                        $  22.83      $  20.68    $   17.14
======================================================================================================================
TOTAL RETURN(2)                                          10.40%        20.72%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  3,327      $  2,333    $     733
 Ratio of expenses to average net assets(7)               1.92%         1.83%        0.00%*
 Ratio of net investment income (loss) to
  average net assets                                     (0.35)%       (0.51)%       0.00%*
Portfolio turnover rate                                 141.00%        76.58%       66.00%

======================================================================================================================
  A CLASS SHARES                                         2004          2003(4)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.75      $  19.22

 Net investment income (loss)(1)                          0.17          0.00(5)
 Net realized and unrealized gain (loss)
  on investments                                          2.13          1.54
                                                      ----------------------------------------------------------------
Total from investment operations                          2.30          1.54

 Distributions from net investment income                (0.03)        (0.01)
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      ----------------------------------------------------------------
Total distributions                                      (0.03)        (0.01)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)
NET ASSET VALUE, END OF PERIOD                        $  23.02      $  20.75
======================================================================================================================
TOTAL RETURN(2, 6)                                       11.10%         8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    175      $      1
 Ratio of expenses to average net assets(7)               1.30%         1.52%*
 Ratio of net investment income (loss) to
  average net assets                                      0.77%         0.00%*
Portfolio turnover rate                                 141.00%        76.58%


--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each distribution.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    131

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                   2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.58     $   13.62    $   17.88     $    20.61    $   20.70

 Net investment income (loss)(1)                          0.23          0.16         0.15           0.16         0.25
 Net realized and unrealized gain (loss)
  on investments                                          2.33          3.97        (4.26)         (2.06)        0.21
                                                     -----------------------------------------------------------------
Total from investment operations                          2.56          4.13        (4.11)         (1.90)        0.46

 Distributions from net investment income                (0.21)        (0.17)       (0.15)         (0.16)       (0.25)
 Distributions from capital gains                           --            --           --          (0.50)       (0.30)
 Distributions in excess of capital gains                   --            --           --          (0.17)          --
                                                     -----------------------------------------------------------------
Total distributions                                      (0.21)        (0.17)       (0.15)         (0.83)       (0.55)
                                                     -----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)          --           --
NET ASSET VALUE, END OF PERIOD                       $   19.93     $   17.58    $   13.62     $    17.88    $   20.61
======================================================================================================================
TOTAL RETURN(2)                                          14.67%        30.50%      (23.01)%        (9.48)%       2.38%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  94,222     $  70,232     $ 71,823     $  116,191    $ 151,401
 Ratio of expenses to average net assets(6)               0.84%         0.84%        0.87%          0.89%        0.79%
 Ratio of net investment income to average net assets     1.27%         1.08%        0.96%          0.83%        1.25%
Portfolio turnover rate                                  88.83%       118.86%      117.49%        173.17%      139.61%

======================================================================================================================
 INVESTOR CLASS SHARES                                  2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.57     $   13.64     $  17.88     $    20.61    $   20.70

 Net investment income (loss)(1)                          0.14          0.09         0.07           0.06         0.15
 Net realized and unrealized gain (loss)
  on investments                                          2.34          3.96        (4.22)         (2.05)        0.21
                                                     -----------------------------------------------------------------
Total from investment operations                          2.48          4.05        (4.15)         (1.99)        0.36

 Distributions from net investment income                (0.10)        (0.12)       (0.09)         (0.07)       (0.15)
 Distributions from capital gains                         0.00          0.00         0.00          (0.50)       (0.30)
 Distributions in excess of capital gains                 0.00          0.00         0.00          (0.17)        0.00
                                                     -----------------------------------------------------------------
Total distributions                                      (0.10)        (0.12)       (0.09)         (0.74)       (0.45)
                                                     -----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)          --           --
NET ASSET VALUE, END OF PERIOD                       $   19.95     $   17.57     $  13.64     $    17.88    $   20.61
======================================================================================================================
TOTAL RETURN(2)                                          14.13%        29.92%      (23.20)%        (9.94)%       1.88%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   2,372     $   2,545     $  2,740     $   27,157    $  23,494
 Ratio of expenses to average net assets(7)               1.30%         1.31%        1.35%          1.40%        1.29%
 Ratio of net investment income to average net assets     0.78%         0.60%        0.46%          0.34%        0.75%
Portfolio turnover rate                                  88.83%       118.86%      117.49%        173.17%      139.61%









--------------------------------------------------------------------------------
132                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 C CLASS SHARES                                         2004          2003          2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.57      $  13.62    $   13.58

 Net investment income (loss)(1)                          0.05          0.02           --
 Net realized and unrealized gain (loss)
  on investments                                          2.33          3.95         0.04
                                                      ----------------------------------------------------------------
Total from investment operations                          2.38          3.97         0.04

 Distributions from net investment income                (0.03)        (0.02)          --
 Distributions from capital gains                           --            --           --
 Distributions in excess of capital gains                   --            --           --
                                                      ----------------------------------------------------------------
Total distributions                                      (0.03)        (0.02)          --
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)      0.00(5)
NET ASSET VALUE, END OF PERIOD                        $  19.92      $  17.57    $   13.62
======================================================================================================================
TOTAL RETURN(2)                                          13.56%        29.20%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  3,020      $  2,283    $     639
 Ratio of expenses to average net assets(7)               1.84%         1.84%        0.00%*
 Ratio of net investment income to average net assets     0.26%         0.12%        0.00%*
Portfolio turnover rate                                  88.83%       118.86%      117.49%

======================================================================================================================
 A CLASS SHARES                                         2004          2003(4)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.57      $  15.65

 Net investment income (loss)(1)                          0.20          0.01
 Net realized and unrealized gain (loss)
  on investments                                          2.29          1.94
                                                      ----------------------------------------------------------------
Total from investment operations                          2.49          1.95

 Distributions from net investment income                (0.15)        (0.03)
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      ----------------------------------------------------------------
Total distributions                                      (0.15)        (0.03)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(5)       0.00(5)
NET ASSET VALUE, END OF PERIOD                        $  19.91      $  17.57
======================================================================================================================
TOTAL RETURN(2, 6)                                       14.24%        12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,075      $      2
 Ratio of expenses to average net assets(6)               1.18%         1.69%*
 Ratio of net investment income to average net assets     1.00%         0.34%*
Portfolio turnover rate                                  88.83%       118.86%







--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    133

================================================================================
                             SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                                   2004          2003         2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  21.00      $  14.62     $  17.14      $   19.96     $  27.39

 Net investment income (loss)(1)                         (0.02)         0.03        (0.01)          0.01        (0.10)
 Net realized and unrealized gain (loss)
  on investments                                          3.98          6.38        (2.51)         (2.83)       (4.54)
                                                      ----------------------------------------------------------------
Total from investment operations                          3.96          6.41        (2.52)         (2.82)       (4.64)

 Distributions from net investment income                (0.00)(6)     (0.03)          --             --           --
 Distributions from capital gains                           --            --           --             --        (2.35)
 Distributions in excess of capital gains                   --            --           --             --        (0.44)
                                                      ----------------------------------------------------------------
Total distributions                                      (0.00)(6)     (0.03)          --             --        (2.79)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(6)       0.00(6)      0.00(6)          --           --
NET ASSET VALUE, END OF PERIOD                        $  24.96      $  21.00     $  14.62      $   17.14     $  19.96
======================================================================================================================
TOTAL RETURN(2)                                          18.86%        43.91%      (14.70)%       (14.13)%     (18.22)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $163,878      $134,782     $108,628      $ 162,297     $267,999
 Ratio of expenses to average net assets(7)               1.20%         1.24%        1.13%          1.06%        1.22%
 Ratio of net investment income (loss)
  to average net assets                                  (0.09)%        0.20%       (0.03)%         0.05%       (0.39)%
Portfolio turnover rate                                  46.31%        47.88%       44.59%         65.21%      141.73%

======================================================================================================================
 INVESTOR CLASS SHARES                                  2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.46      $  14.28     $  16.80      $   19.67     $  27.16

 Net investment income (loss)(1)                         (0.12)        (0.04)       (0.08)         (0.07)       (0.22)
 Net realized and unrealized gain (loss)
  on investments                                          3.86          6.22        (2.44)         (2.80)       (4.48)
                                                      ----------------------------------------------------------------
Total from investment operations                          3.74          6.18        (2.52)         (2.87)       (4.70)

 Distributions from net investment income                   --            --           --             --           --
 Distributions from capital gains                           --            --           --             --        (2.35)
 Distributions in excess of capital gains                   --            --                          --        (0.44)
                                                      ----------------------------------------------------------------
Total distributions                                         --            --           --             --        (2.79)
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(6)       0.00(6)      0.00(6)          --           --
NET ASSET VALUE, END OF PERIOD                        $  24.20      $  20.46     $  14.28      $   16.80     $  19.67
======================================================================================================================
TOTAL RETURN(2)                                          18.28%        43.28%      (15.00)%       (14.59)%     (18.60)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  3,414      $  3,148     $  3,157       $ 26,518      $29,934
 Ratio of expenses to average net assets(7)               1.67%         1.72%        1.52%          1.56%        1.72%
 Ratio of net investment loss to average net assets      (0.56)%       (0.26)%      (0.53)%        (0.44)%      (0.89)%
Portfolio turnover rate                                  46.31%        47.88%       44.59%         65.21%      141.73%









--------------------------------------------------------------------------------
134                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                             SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 C CLASS SHARES                                         2004          2003          2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.84      $  14.62    $   14.56

 Net investment income (loss)(1)                         (0.23)        (0.15)          --
 Net realized and unrealized gain (loss)
  on investments                                          3.91          6.37         0.06
                                                      ----------------------------------------------------------------
Total from investment operations                          3.68          6.22         0.06

 Distributions from net investment income                   --            --           --
 Distributions from capital gains                           --            --           --
 Distributions in excess of capital gains                   --            --           --
                                                      ----------------------------------------------------------------
Total distributions                                         --            --           --
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(6)       0.00(6)      0.00(6)
NET ASSET VALUE, END OF PERIOD                        $  24.52      $  20.84    $   14.62
======================================================================================================================
TOTAL RETURN(2)                                          17.66%        42.54%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  2,439      $  2,221    $     503
 Ratio of expenses to average net assets(7)               2.20%         2.23%        0.00%*
 Ratio of net investment income (loss) to average
  net assets                                             (1.09)%       (0.87)%       0.00%*
Portfolio turnover rate                                  46.31%        47.88%       44.59%

======================================================================================================================
 A CLASS SHARES                                         2004          2003(4)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  20.98      $  18.34

 Net investment income (loss)(1)                         (0.10)        (0.02)
 Net realized and unrealized gain (loss)
  on investments                                          3.95          2.66
                                                      ----------------------------------------------------------------
Total from investment operations                          3.85          2.64

 Distributions from net investment income                   --            --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      ----------------------------------------------------------------
Total distributions                                         --            --
                                                      ----------------------------------------------------------------

 Redemption fees                                          0.00(6)       0.00(6)
NET ASSET VALUE, END OF PERIOD                        $  24.83      $  20.98
======================================================================================================================
TOTAL RETURN(2, 5)                                       18.35%        14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    622      $      1
 Ratio of expenses to average net assets(7)               1.55%         1.82%*
 Ratio of net investment loss to average net assets      (0.42)%       (0.36)%*
Portfolio turnover rate                                  46.31%        47.88%










--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) Less than ($0.005) per share.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    135

================================================================================
                           INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                   2004          2003          2002          2001         2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   12.96      $   9.65     $  11.33      $   15.07     $  21.52

 Net investment income (loss)(1)                          0.15          0.12         0.08           0.03         0.00
 Net realized and unrealized gain (loss)
  on investments(7)                                       2.15          3.18        (1.79)         (3.77)       (5.07)
                                                     ----------------------------------------------------------------
Total from investment operations                          2.30          3.30        (1.71)         (3.74)       (5.07)

 Distributions from net investment income                (0.05)           --           --             --           --
 Distributions from capital gains                           --            --           --             --        (1.36)
 Distributions in excess of capital gains                   --            --           --             --        (0.02)
                                                     ----------------------------------------------------------------
Total distributions                                      (0.05)           --           --             --        (1.38)
                                                     ----------------------------------------------------------------

 Redemption fees(7)                                       0.00(8)       0.01         0.03             --           --
NET ASSET VALUE, END OF PERIOD                       $   15.21      $  12.96     $   9.65      $   11.33     $  15.07
=====================================================================================================================
TOTAL RETURN(2)                                          17.76%        34.30%      (14.83)%       (24.82)%     (24.55)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  87,790      $ 69,059     $ 59,362      $  79,748     $163,154
 Ratio of expenses to average net assets(6)               1.24%         1.36%        1.43%          1.47%        1.42%
 Ratio of net investment income (loss)
  to average net assets                                   1.09%         1.17%        0.75%          0.21%       (0.01)%
Portfolio turnover rate                                  15.91%        21.84%      107.71%        147.08%      166.49%

=====================================================================================================================
 INVESTOR CLASS SHARES                                  2004          2003          2002          2001         2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   12.61      $   9.43     $  11.11      $   14.85     $  21.33

 Net investment income (loss)(1)                          0.09          0.08         0.02          (0.04)       (0.09)
 Net realized and unrealized gain (loss)
  on investments(7)                                       2.09          3.09        (1.73)         (3.70)       (5.01)
                                                     ----------------------------------------------------------------
Total from investment operations                          2.18          3.17        (1.71)         (3.74)       (5.10)

 Distributions from net investment income                   --            --           --             --           --
 Distributions from capital gains                           --            --           --             --        (1.36)
 Distributions in excess of capital gains                   --            --           --             --        (0.02)
                                                     ----------------------------------------------------------------
Total distributions                                         --            --           --             --        (1.38)
                                                     ----------------------------------------------------------------

 Redemption fees(7)                                       0.00(8)       0.01         0.03             --           --
NET ASSET VALUE, END OF PERIOD                       $   14.79      $  12.61     $   9.43      $   11.11     $  14.85
=====================================================================================================================
TOTAL RETURN(2)                                          17.29%        33.72%      (15.12)%       (25.19)%     (24.92)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   1,159      $  1,272     $  1,444      $  25,190     $ 26,116
 Ratio of expenses to average net assets(6)               1.69%         1.83%        1.96%          1.96%        1.92%
 Ratio of net investment income (loss)
  to average net assets                                   0.67%         0.76%        0.22%         (0.33)%      (0.51)%
Portfolio turnover rate                                  15.91%        21.84%      107.71%        147.08%      166.49%









--------------------------------------------------------------------------------
136                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
   C CLASS SHARES                                           2004             2003            2002(3)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    12.83      $     9.64       $     9.54

 Net investment income (loss)(1)                               0.01            0.01             0.00
 Net realized and unrealized gain (loss)
  on investments(7)                                            2.13            3.17             0.10
                                                         ------------------------------------------------------------
Total from investment operations                               2.14            3.18             0.10

 Distributions from net investment income                        --              --               --
 Distributions from capital gains                                --              --               --
 Distributions in excess of capital gains                        --              --               --
                                                         ------------------------------------------------------------
Total distributions                                              --              --               --
                                                         ------------------------------------------------------------

 Redemption fees(7)                                            0.00(8)         0.01             0.00(8)
NET ASSET VALUE, END OF PERIOD                           $    14.97      $    12.83       $     9.64
=====================================================================================================================
TOTAL RETURN(2)                                               16.68%          33.09%              --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $    1,748      $    1,113       $      635
 Ratio of expenses to average net assets(6)                    2.24%           2.36%            0.00%*
 Ratio of net investment income to average net assets          0.10%           0.09%            0.00%*
Portfolio turnover rate                                       15.91%          21.84%          107.71%

=====================================================================================================================
 A CLASS SHARES                                             2004            2003(4)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    12.94      $    11.18

 Net investment income (loss)(1)                               0.15           (0.03)
 Net realized and unrealized gain (loss)
  on investments                                               2.11            1.79
                                                         ------------------------------------------------------------
Total from investment operations                               2.26            1.76

 Distributions from net investment income                     (0.03)             --
 Distributions from capital gains                                --              --
 Distributions in excess of capital gains                        --              --
                                                         ------------------------------------------------------------
Total distributions                                           (0.03)           0.00
                                                         ------------------------------------------------------------

 Redemption fees                                               0.00(8)         0.00(8)
NET ASSET VALUE, END OF PERIOD                           $    15.17      $    12.94
=====================================================================================================================
TOTAL RETURN(2, 5)                                            17.45%          15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $      360      $        1
 Ratio of expenses to average net assets(6)                    1.56%           1.85%*
 Ratio of net investment income (loss) to
  average net assets                                           1.01%          (1.11)%*
Portfolio turnover rate                                       15.91%          21.84%








--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
(7) Per share amounts relating to redemption fees for 2001-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
(8) Less than ($0.005) per share.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    137

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                      2004           2003            2002          2001        2000(3)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.18    $      9.86    $     10.61    $    11.10    $    12.00

 Net investment income (loss)(1)                              0.89           0.94           0.89          1.03          0.75
 Net realized and unrealized gain (loss)
  on investments(8)                                           0.12           1.33          (0.75)        (0.45)        (0.98)
                                                       ---------------------------------------------------------------------
Total from investment operations                              1.01           2.27           0.14          0.58         (0.23)

 Distributions from net investment income                    (0.88)         (0.96)         (0.89)        (1.07)        (0.67)
 Distributions from capital gains                               --             --             --            --            --
                                                       ---------------------------------------------------------------------
Total distributions                                          (0.88)         (0.96)         (0.89)        (1.07)        (0.67)
                                                       ---------------------------------------------------------------------

 Redemption fees(8)                                           0.00(9)        0.01           0.00(9)         --            --
NET ASSET VALUE, END OF PERIOD                         $     11.31    $     11.18    $      9.86    $    10.61    $    11.10
============================================================================================================================
TOTAL RETURN(2)                                               9.49%         24.24%          1.42%         5.19%        (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    50,920    $    51,918    $    57,341    $   30,709    $   14,609
 Ratio of expenses to average net assets(7)                   0.83%          0.95%          0.92%         0.95%         0.86%*
 Ratio of net investment income to average net assets         8.00%          8.99%          8.89%         9.30%         9.75%*
Portfolio turnover rate                                      75.03%        154.85%        108.29%        37.07%        11.92%

============================================================================================================================
 INVESTOR CLASS SHARES                                     2004           2003            2002          2001        2000(3)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.18    $      9.86    $     10.61    $    11.10    $    12.00

 Net investment income (loss)(1)                              0.84           0.83           0.84          1.00          0.70
 Net realized and unrealized gain (loss)
  on investments(8)                                           0.11           1.40          (0.75)        (0.48)        (0.97)
                                                       ---------------------------------------------------------------------
Total from investment operations                              0.95           2.23           0.09          0.52         (0.27)

 Distributions from net investment income                    (0.83)         (0.91)         (0.84)        (1.01)        (0.63)
 Distributions from capital gains                               --             --             --            --            --
                                                       ---------------------------------------------------------------------
Total distributions                                          (0.83)         (0.91)         (0.84)        (1.01)        (0.63)
                                                       ---------------------------------------------------------------------

 Redemption fees(8)                                           0.00(9)        0.00(9)        0.00(9)         --            --
NET ASSET VALUE, END OF PERIOD                         $     11.30    $     11.18    $      9.86    $    10.61    $    11.10
============================================================================================================================
TOTAL RETURN(2)                                               8.95%         23.60%          1.02%         4.66%        (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $     1,277    $       276    $     1,157    $    9,653    $    9,600
 Ratio of expenses to average net assets(7)                   1.28%          1.44%          1.44%         1.42%         1.36%*
 Ratio of net investment income to average net assets         7.47%          8.51%          8.12%         8.93%         8.92%*
Portfolio turnover rate                                      75.03%        154.85%        108.29%        37.07%        11.92%









--------------------------------------------------------------------------------
138                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
    C CLASS SHARES                                         2004          2003          2002(4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.17    $     9.86     $     9.86

 Net investment income (loss)(1)                             0.77          0.84             --
 Net realized and unrealized gain (loss)
  on investments(8)                                          0.13          1.32             --
                                                       ----------------------------------------
Total from investment operations                             0.90          2.16             --

 Distributions from net investment income                   (0.78)        (0.86)            --
 Distributions from capital gains                              --            --             --
 Distributions in excess of capital gains                      --            --             --
                                                       ----------------------------------------
Total distributions                                         (0.78)        (0.86)            --
                                                       ----------------------------------------

 Redemption fees(8)                                          0.00(9)       0.01           0.00(9)
NET ASSET VALUE, END OF PERIOD                         $    11.29    $    11.17     $     9.86
===============================================================================================
TOTAL RETURN(2)                                              8.39%        22.95%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    1,935    $    1,224     $      524
 Ratio of expenses to average net assets(7)                  1.83%         1.97%          0.00%*
 Ratio of net investment income to average net assets        6.99%         7.96%          0.00%*
Portfolio turnover rate                                     75.03%       154.85%        108.29%

===============================================================================================
 A CLASS SHARES                                            2004          2003(5)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.17    $    10.77

 Net investment income (loss)(1)                             0.86          0.22
 Net realized and unrealized gain (loss)
  on investments(8)                                          0.13          0.42
                                                       ----------------------------------------
Total from investment operations                             0.99          0.64

 Distributions from net investment income                   (0.86)        (0.24)
 Distributions from capital gains                              --            --
 Distributions in excess of capital gains                      --            --
                                                       ----------------------------------------
Total distributions                                         (0.86)        (0.24)
                                                       ----------------------------------------

 Redemption fees(8)                                          0.00(9)       0.00(9)
NET ASSET VALUE, END OF PERIOD                         $    11.30    $    11.17
===============================================================================================
TOTAL RETURN(2, 6)                                           9.25%         5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $      136    $       15
 Ratio of expenses to average net assets(7)                  1.07%         1.15%*
 Ratio of net investment income to average net assets        7.70%         8.82%*
Portfolio turnover rate                                     75.03%       154.85%










--------------------------------------------------------------------------------

(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported.Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on May 1, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
(8) Per share amounts relating to redemption fees for 2001-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
(9) Less than ($0.005) per share.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    139

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                                    2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.13    $    12.45    $    11.89    $    11.67    $    11.30

 Net investment income (loss)(1)                             0.60          0.55          0.64          0.68          0.73
 Net realized and unrealized gain (loss)
  on investments                                            (0.14)         0.06          0.71          0.23          0.37
                                                       ------------------------------------------------------------------
Total from investment operations                             0.46          0.61          1.35          0.91          1.10

 Distributions from net investment income                   (0.59)        (0.57)        (0.64)        (0.69)        (0.73)
 Distributions from capital gains                           (0.09)        (0.36)        (0.15)           --            --
                                                       ------------------------------------------------------------------
Total distributions                                         (0.68)        (0.93)        (0.79)        (0.69)        (0.73)
                                                       ------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $    11.91    $    12.13    $    12.45    $    11.89    $    11.67
=========================================================================================================================
TOTAL RETURN(2)                                              3.88%         4.93%        11.70%         8.00%        10.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $   51,548    $   37,099    $   50,283    $   44,563    $   53,997
 Ratio of expenses to average net assets(6)                  0.87%         0.74%         0.67%         0.65%         0.66%
 Ratio of net investment income to average net assets        5.04%         4.46%         5.26%         5.73%         6.46%
Portfolio turnover rate                                    125.84%       105.58%        93.56%        61.25%        42.88%

=========================================================================================================================
 INVESTOR CLASS SHARES                                       2004          2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.13    $    12.45    $    11.89    $    11.67    $    11.30

 Net investment income (loss)(1)                             0.53          0.50          0.58          0.62          0.68
 Net realized and unrealized gain (loss)
  on investments                                            (0.13)         0.04          0.71          0.23          0.37
                                                       ------------------------------------------------------------------
Total from investment operations                             0.40          0.54          1.29          0.85          1.05

 Distributions from net investment income                   (0.53)        (0.50)        (0.58)        (0.63)        (0.68)
 Distributions from capital gains                           (0.09)        (0.36)        (0.15)           --            --
                                                       ------------------------------------------------------------------
Total distributions                                         (0.62)        (0.86)        (0.73)        (0.63)        (0.68)
                                                       ------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $    11.91    $    12.13    $    12.45    $    11.89    $    11.67
=========================================================================================================================
TOTAL RETURN(2)                                              3.37%         4.41%        11.15%         7.46%         9.64%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $      982    $    6,745    $    7,575    $    8,690    $    8,826
 Ratio of expenses to average net assets(6)                  1.38%         1.24%         1.16%         1.15%         1.16%
 Ratio of net investment income to average net assets        4.23%         3.96%         4.77%         5.22%         5.96%
Portfolio turnover rate                                    125.84%       105.58%        93.56%        61.25%        42.88%









--------------------------------------------------------------------------------
140                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 C CLASS SHARES                                           2004          2003          2002(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.12     $   12.45      $   12.47

 Net investment income (loss)(1)                            0.47          0.43             --
 Net realized and unrealized gain (loss)
  on investments                                           (0.12)         0.05          (0.02)
                                                        -------------------------------------
Total from investment operations                            0.35          0.48          (0.02)

 Distributions from net investment income                  (0.47)        (0.45)            --
 Distributions from capital gains                          (0.09)        (0.36)            --
                                                        -------------------------------------
Total distributions                                        (0.56)        (0.81)            --
                                                        -------------------------------------

NET ASSET VALUE, END OF PERIOD                          $  11.91     $   12.12      $   12.45
=============================================================================================
TOTAL RETURN(2)                                             2.95%         3.86%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $    865     $   1,320      $     621
 Ratio of expenses to average net assets(6)                 1.87%         1.76%          0.00%*
 Ratio of net investment income to average net assets       3.96%         3.44%          0.00%*
Portfolio turnover rate                                   125.84%       105.58%         93.56%

=============================================================================================
 A CLASS SHARES                                           2004         2003(4)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.12     $   12.53

 Net investment income (loss)(1)                            0.65          0.12
 Net realized and unrealized gain (loss)
  on investments                                           (0.22)        (0.04)
                                                        -------------------------------------
Total from investment operations                            0.43          0.08

 Distributions from net investment income                  (0.56)        (0.13)
 Distributions from capital gains                          (0.09)        (0.36)
                                                        -------------------------------------
Total distributions                                        (0.65)        (0.49)
                                                        -------------------------------------

NET ASSET VALUE, END OF PERIOD                          $  11.90     $   12.12
=============================================================================================
TOTAL RETURN(2, 5)                                          3.64%         0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $      42      $      1
 Ratio of expenses to average net assets(6)                 1.12%         1.59%*
 Ratio of net investment income to average net assets       4.93%         3.98%*
Portfolio turnover rate                                   125.84%       105.58%





--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    141

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                      2004            2003          2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    12.18     $    12.34     $    12.12     $    11.98     $    11.83

 Net investment income (loss)(1)                              0.45           0.43           0.56           0.63           0.71
 Net realized and unrealized gain (loss)
  on investments                                             (0.19)         (0.16)          0.22           0.17           0.15
                                                        ----------------------------------------------------------------------
Total from investment operations                              0.26           0.27           0.78           0.80           0.86

 Distributions from net investment income                    (0.46)         (0.43)         (0.56)         (0.66)         (0.71)
 Distributions from capital gains                               --             --             --             --             --
                                                        ----------------------------------------------------------------------
Total distributions                                          (0.46)         (0.43)         (0.56)         (0.66)         (0.71)
                                                        ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $    11.98     $    12.18     $    12.34     $    12.12     $    11.98
==============================================================================================================================
TOTAL RETURN(2)                                               2.16%          2.19%          6.64%          6.77%          7.54%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   68,402     $   80,613     $   42,639     $   57,747     $   55,251
 Ratio of expenses to average net assets(6)                   0.64%          0.63%          0.64%          0.67%          0.66%
 Ratio of net investment income to average net assets         3.70%          3.54%          4.62%          5.26%          5.99%
Portfolio turnover rate                                      74.14%         86.10%         50.96%         83.37%         54.48%

==============================================================================================================================
 INVESTOR CLASS SHARES                                     2004            2003          2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    12.18     $    12.34     $    12.11     $    11.98     $    11.83

 Net investment income (loss)(1)                              0.38           0.39           0.50           0.58           0.65
 Net realized and unrealized gain (loss)
  on investments                                             (0.18)         (0.18)          0.23           0.15           0.15
                                                        ----------------------------------------------------------------------
Total from investment operations                              0.20           0.21           0.73           0.73           0.80

 Distributions from net investment income                    (0.40)         (0.37)         (0.50)         (0.60)         (0.65)
 Distributions from capital gains                               --             --             --             --             --
                                                        ----------------------------------------------------------------------
Total distributions                                          (0.40)         (0.37)         (0.50)         (0.60)         (0.65)
                                                        ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $    11.98     $    12.18     $    12.34     $    12.11     $    11.98
==============================================================================================================================
TOTAL RETURN(2)                                               1.71%          1.74%          6.21%          6.15%          7.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $    1,730     $    6,968     $    7,453     $    7,754     $    7,982
 Ratio of expenses to average net assets(6)                   1.08%          1.11%          1.12%          1.18%          1.16%
 Ratio of net investment income to average net assets         2.99%          3.15%          4.13%          4.77%          5.49%
Portfolio turnover rate                                      74.14%         86.10%         50.96%         83.37%         54.48%









--------------------------------------------------------------------------------
142                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                        SHORT-INTERMEDIATE FIXED-INCOME
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 C CLASS SHARES                                            2004          2003          2002(3)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.17     $   12.33      $   12.34

 Net investment income (loss)(1)                             0.34          0.30             --
 Net realized and unrealized gain (loss)
  on investments                                            (0.19)        (0.16)         (0.01)
                                                        --------------------------------------
Total from investment operations                             0.15          0.14          (0.01)

 Distributions from net investment income                   (0.35)        (0.30)            --
 Distributions from capital gains                              --            --             --
                                                        --------------------------------------
Total distributions                                         (0.35)        (0.30)            --
                                                        --------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   11.97     $   12.17      $   12.33
==============================================================================================
TOTAL RETURN(2)                                              1.21%         1.18%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   3,782     $   2,739      $     606
 Ratio of expenses to average net assets(6)                  1.65%         1.63%          0.00%*
 Ratio of net investment income to average net assets        2.78%         2.48%          0.00%*
Portfolio turnover rate                                     74.14%        86.10%         50.96%

==============================================================================================
 A CLASS SHARES                                            2004          2003(4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.17     $   12.24

 Net investment income (loss)(1)                             0.43          0.07
 Net realized and unrealized gain (loss)
  on investments                                            (0.21)        (0.06)
                                                        --------------------------------------
Total from investment operations                             0.22          0.01

 Distributions from net investment income                   (0.43)        (0.08)
 Distributions from capital gains                              --            --
                                                        --------------------------------------
Total distributions                                         (0.43)        (0.08)
                                                        --------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   11.96     $   12.17
==============================================================================================
TOTAL RETURN(2, 5)                                           1.86%         0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $      22      $      1
 Ratio of expenses to average net assets(6)                  0.99%         1.19%*
 Ratio of net investment income to average net assets        3.86%         2.39%*
Portfolio turnover rate                                     74.14%        86.10%





--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    143

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2004            2003            2002           2001             2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     12.69     $     13.00     $     12.69     $    12.52     $     11.98

 Net investment income (loss)(1)                               0.46            0.38            0.60           0.71            0.74
 Net realized and unrealized gain (loss)
  on investments                                               0.02           (0.08)           0.38           0.23            0.54
                                                        --------------------------------------------------------------------------
Total from investment operations                               0.48            0.30            0.98           0.94            1.28

 Distributions from net investment income                     (0.45)          (0.36)          (0.61)         (0.71)          (0.74)
 Distributions from capital gains                             (0.07)          (0.25)          (0.06)         (0.06)           0.00
                                                        --------------------------------------------------------------------------
Total distributions                                           (0.52)          (0.61)          (0.67)         (0.77)          (0.74)
                                                        --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $     12.65     $     12.69     $     13.00     $    12.69     $     12.52
==================================================================================================================================
TOTAL RETURN(2)                                                3.87%           2.34%           7.90%          7.68%          11.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   163,913     $   159,367     $   173,978     $   11,948     $   123,632
 Ratio of expenses to average net assets(6)                    0.81%           0.84%           0.84%          0.87%           0.87%
 Ratio of net investment income to average net assets          3.65%           2.93%           4.69%          5.62%           6.13%
Portfolio turnover rate                                      324.40%         425.28%         294.60%        228.07%         263.34%

==================================================================================================================================
 INVESTOR CLASS SHARES                                      2004            2003            2002           2001             2000
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     12.69     $     13.05     $     12.69     $    12.52     $     11.98

 Net investment income (loss)(1)                               0.40            0.32            0.61           0.65            0.68
 Net realized and unrealized gain (loss)
  on investments                                               0.02           (0.09)           0.33           0.22            0.54
                                                        --------------------------------------------------------------------------
Total from investment operations                               0.42            0.23            0.94           0.87            1.22

 Distributions from net investment income                     (0.40)          (0.34)          (0.52)         (0.64)          (0.68)
 Distributions from capital gains                             (0.07)          (0.25)          (0.06)         (0.06)           0.00
                                                        --------------------------------------------------------------------------
Total distributions                                           (0.47)          (0.59)          (0.58)         (0.70)          (0.68)
                                                        --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $     12.64     $     12.69     $     13.05     $    12.69     $     12.52
==================================================================================================================================
TOTAL RETURN(2)                                                3.40%           1.80%           7.57%          7.14%          10.58%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $     1,226     $     1,362     $     2,137     $   17,481     $    18,531
 Ratio of expenses to average net assets(6)                    1.29%           1.32%           1.31%          1.37%           1.37%
 Ratio of net investment income to average net assets          3.16%           2.45%           4.54%          5.12%           5.63%
Portfolio turnover rate                                      324.40%         425.28%         294.60%        228.07%         263.34%









--------------------------------------------------------------------------------
144                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 CLASS SHARES                                              2004          2003          2002(3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.71     $   13.00      $   13.01

 Net investment income (loss)(1)                             0.33          0.25             --
 Net realized and unrealized gain (loss)
  on investments                                             0.03         (0.08)         (0.01)
                                                        ---------------------------------------
Total from investment operations                             0.36          0.17          (0.01)

 Distributions from net investment income                   (0.33)        (0.24)            --
 Distributions from capital gains                           (0.07)        (0.22)            --
 Distributions in excess of capital gains                      --            --             --
                                                        ---------------------------------------
Total distributions                                         (0.40)        (0.46)            --
                                                        ---------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   12.67     $   12.71      $   13.00
===============================================================================================
TOTAL RETURN(2)                                              2.85%         1.30%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   1,015     $   1,401      $     631
 Ratio of expenses to average net assets(6)                  1.81%         1.85%          0.00%*
 Ratio of net investment income to average net assets        2.63%         1.92%          0.00%*
Portfolio turnover rate                                    324.40%       425.28%        294.60%

===============================================================================================
 A CLASS SHARES                                            2004          2003(4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.68     $   12.91

 Net investment income (loss)(1)                             0.46          0.09
 Net realized and unrealized gain (loss)
  on investments                                            (0.01)           --
Total from investment operations                             0.45          0.09
                                                        ---------------------------------------

 Distributions from net investment income                   (0.42)        (0.10)
 Distributions from capital gains                           (0.07)        (0.22)
 Distributions in excess of capital gains                      --            --
                                                        ---------------------------------------
Total distributions                                         (0.49)        (0.32)
                                                        ---------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   12.64     $   12.68
===============================================================================================
TOTAL RETURN(2, 5)                                           3.63%         0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $      71     $       1
 Ratio of expenses to average net assets(6)                  1.06%         1.59%*
 Ratio of net investment income to average net assets        3.40%         2.78%*
Portfolio turnover rate                                    324.40%       425.28%





--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    145

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                           2004(3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    12.00

 Net investment income (loss)(1)                              0.09
 Net realized and unrealized gain (loss)
  on investments                                             (0.04)
                                                        ---------------------------------------
Total from investment operations                              0.05

 Distributions from net investment income                    (0.09)
 Distributions from capital gains                               --
 Distributions in excess of capital gains                       --
                                                        ---------------------------------------
Total distributions                                          (0.09)
                                                        ---------------------------------------

NET ASSET VALUE, END OF PERIOD                          $    11.96
===============================================================================================
TOTAL RETURN(2)                                               0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   58,963
 Ratio of expenses to average net assets(4)                   0.28%*
 Ratio of net investment income to average net assets         0.81%*
Portfolio turnover rate                                      29.46%












--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on July 6, 2004.
(4) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
146                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
   ADVISOR CLASS SHARES                                 2004           2003         2002          2001          2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00     $     1.00   $     1.00     $     1.00    $    1.00

 Net investment income(1)                                 0.01           0.01         0.01           0.04         0.06
 Distributions from net investment income                (0.01)         (0.01)       (0.01)         (0.04)       (0.06)
                                                    ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00     $     1.00   $     1.00     $     1.00    $    1.00
======================================================================================================================
TOTAL RETURN(2)                                           0.93%          0.72%        1.45%          3.81%        5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $1,260,063     $1,175,275   $1,249,928     $1,177,405    $ 552,255
 Ratio of expenses to average net assets(7)               0.46%          0.46%        0.46%          0.44%        0.45%
 Ratio of net investment income to average
   net assets:                                            0.94%          0.72%        1.43%          3.48%        5.88%

======================================================================================================================
 INVESTOR CLASS SHARES                                  2004          2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00     $     1.00    $    1.00     $     1.00    $    1.00

 Net investment income(1)                                 0.01           0.00         0.01           0.03         0.05
 Distributions from net investment income                (0.01)         (0.00)       (0.01)         (0.03)       (0.05)
                                                    ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00     $     1.00    $    1.00     $     1.00    $    1.00
======================================================================================================================
TOTAL RETURN(2)                                           0.68%          0.35%        0.94%          3.30%        5.47%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   12,689     $   15,832     $ 20,228     $    9,651     $  7,746
 Ratio of expenses to average net assets(7)               0.71%          0.85%        0.97%          0.94%        0.95%
 Ratio of net investment income to average
   net assets                                             0.63%          0.35%        0.88%          3.20%        5.35%

======================================================================================================================
 C CLASS SHARES                                         2004          2003          2002(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00     $     1.00    $    1.00

 Net investment income (loss)(1)                          0.01             --           --
 Distributions from net investment income                (0.01)         (0.00)          --
                                                    ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00     $     1.00    $    1.00
======================================================================================================================
TOTAL RETURN(2)                                           0.68%          0.35%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    1,989     $      747    $     302
 Ratio of expenses to average net assets(7)               0.71%          0.81%        0.00%*
 Ratio of net investment income to average
   net assets                                             0.79%          0.35%        0.00%*

======================================================================================================================
 A CLASS SHARES                                         2004          2003          2002(4)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00     $     1.00

 Net investment income (loss)(1)                          0.01           0.00(5)
 Distributions from net investment income                (0.01)         (0.00)(5)
                                                    ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00     $     1.00
======================================================================================================================
TOTAL RETURN(2, 6)                                        0.68%          0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $       49     $       10
 Ratio of expenses to average net assets(7)               0.72%          0.71%*
 Ratio of net investment income to average net assets     0.94%          0.40%*








--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    147

================================================================================
                        ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                  2004          2003          2002          2001         2000(3)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   15.29     $   15.19     $   15.09     $    15.01     $   15.00

 Net investment income (loss)(1)                         0.50          0.53          0.69           0.81            --
 Net realized and unrealized gain (loss)
  on investments                                        (0.09)         0.17          0.14           0.07          0.01
                                                    ---------------------------------------------------------------------
Total from investment operations                         0.41          0.70          0.83           0.88          0.01

 Distributions from net investment income               (0.49)        (0.53)        (0.69)         (0.80)           --
 Distributions from capital gains                       (0.04)        (0.07)        (0.03)         (0.00)           --
 Distributions in excess of capital gains                  --            --            --             --            --
 Distributions from return of capital                      --            --         (0.01)            --            --
                                                    ---------------------------------------------------------------------
Total distributions                                     (0.53)        (0.60)        (0.73)         (0.80)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $   15.17     $   15.29     $   15.19     $    15.09     $   15.01
=========================================================================================================================
TOTAL RETURN(2)                                          2.83%         4.68%         5.68%          5.95%         0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   7,410     $   7,313     $   9,689     $   12,534     $     400
 Ratio of gross expenses to average net assets           0.42%         0.29%         0.24%          1.18%         0.10%*
 Ratio of net expenses to average net assets             0.20%         0.10%         0.10%          0.10%         0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                     3.06%         3.30%         4.43%          4.59%        (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                     3.28%         3.49%         4.56%          5.67%        (0.10)%*
Portfolio turnover rate                                 33.21%        52.48%        50.44%         38.76%         0.00%

=========================================================================================================================
 INVESTOR CLASS SHARES                                 2004          2003          2002          2001         2000(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   15.29     $   15.19     $   15.09     $    15.00     $   15.00

 Net investment income (loss)(1)                         0.42          0.46          0.63           0.75            --
 Net realized and unrealized gain (loss)
  on investments                                        (0.08)         0.16          0.13           0.06            --
                                                    ---------------------------------------------------------------------
Total from investment operations                         0.34          0.62          0.76           0.81            --

 Distributions from net investment income               (0.42)        (0.45)        (0.62)         (0.72)           --
 Distributions from capital gains                       (0.04)        (0.07)        (0.03)         (0.00)           --
 Distributions in excess of capital gains                  --            --            --             --            --
 Distributions from return of capital                      --            --         (0.01)            --            --
                                                    ---------------------------------------------------------------------
Total distributions                                     (0.46)        (0.52)        (0.66)         (0.72)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $   15.17     $   15.29     $   15.19     $    15.09     $   15.00
=========================================================================================================================
TOTAL RETURN(2)                                          2.28%         4.17%         5.16%          5.49%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   3,266     $   3,015     $   2,840     $    1,596     $     454
 Ratio of gross expenses to average net assets           0.92%         0.79%         0.74%          1.67%         0.60%*
 Ratio of net expenses to average net assets             0.70%         0.60%         0.60%          0.60%         0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                     2.54%         2.78%         4.05%          3.84%        (0.60)%*
 Ratio of net investment income (loss) to
  average net assets                                     2.77%         2.96%         4.18%          4.92%        (0.60)%*
Portfolio turnover rate                                 33.21%        52.48%        50.44%         38.76%         0.00%









--------------------------------------------------------------------------------
148                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                        ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  C CLASS SHARES                                           2004          2003        2002(4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   15.28     $  15.18      $   15.19

 Net investment income (loss)(1)                             0.37         0.33             --
 Net realized and unrealized gain (loss)
  on investments                                            (0.11)        0.21          (0.01)
                                                        --------------------------------------
Total from investment operations                             0.26         0.54          (0.01)

 Distributions from net investment income                   (0.35)       (0.37)            --
 Distributions from capital gains                           (0.04)       (0.07)            --
                                                        --------------------------------------
Total distributions                                         (0.39)       (0.44)            --
                                                        --------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   15.15     $  15.28      $   15.18
==============================================================================================
TOTAL RETURN(2)                                              1.77%        3.62%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   1,529     $    448      $       1
 Ratio of gross expenses to average net assets               1.43%        1.29%          0.00%*
 Ratio of net expenses to average net assets                 1.20%        1.10%          0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                         2.20%        2.08%          0.00%*
 Ratio of net investment income to average net assets        2.43%        2.27%          0.00%*
Portfolio turnover rate                                     33.21%       52.48%         50.44%

==============================================================================================
  A CLASS SHARES                                           2004          2003(5)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   15.29     $  15.32

 Net investment income (loss)(1)                             0.50         0.10
 Net realized and unrealized gain (loss)
  on investments                                            (0.12)        0.04
                                                        --------------------------------------
Total from investment operations                             0.38         0.14

 Distributions from net investment income                   (0.46)       (0.10)
 Distributions from capital gains                           (0.04)       (0.07)
                                                        --------------------------------------
Total distributions                                         (0.50)       (0.17)
                                                        --------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   15.17     $  15.29
==============================================================================================
TOTAL RETURN(2, 6)                                           2.53%        0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $     581     $    150
 Ratio of gross expenses to average net assets               0.68%        1.11%*
 Ratio of net expenses to average net assets                 0.45%        0.37%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                         2.93%        4.04%*
 Ratio of net investment income to average net assets        3.16%        4.78%*
Portfolio turnover rate                                     33.21%       52.48%








--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    149

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                                  2004          2003          2002           2001         2000(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.83     $    13.48     $    14.32     $   15.00     $   15.00

 Net investment income (loss)(1)                          0.39           0.40           0.47          0.61            --
 Net realized and unrealized gain (loss)
  on investments                                          0.55           1.40          (0.82)        (0.70)           --
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.94           1.80          (0.35)        (0.09)           --

 Distributions from net investment income                (0.37)         (0.39)         (0.46)        (0.56)           --
 Distributions from capital gains                        (0.02)         (0.06)         (0.03)        (0.03)           --
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.39)         (0.45)         (0.49)        (0.59)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.38     $    14.83     $    13.48     $   14.32     $   15.00
=========================================================================================================================
TOTAL RETURN(2)                                           6.45%         13.56%         (2.45)%       (0.57)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   12,381     $    8,693     $    5,224     $   2,519     $     289
 Ratio of gross expenses to average net assets            0.33%          0.30%          0.28%         0.76%         0.10%*
 Ratio of net expenses to average net assets              0.20%          0.10%          0.10%         0.10%         0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      2.45%          2.64%          3.33%         3.58%        (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                      2.58%          2.84%          3.50%         4.24%        (0.10)%*
Portfolio turnover rate                                  19.76%         26.08%         24.38%        22.19%         0.00%

=========================================================================================================================
  INVESTOR CLASS SHARES                                 2004          2003          2002           2001         2000(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.83     $    13.48     $    14.32     $   15.00     $   15.00

 Net investment income (loss)(1)                          0.31           0.33           0.41          0.54            --
 Net realized and unrealized gain (loss)
  on investments                                          0.55           1.40          (0.82)        (0.70)           --
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.86           1.73          (0.41)        (0.16)           --

 Distributions from net investment income                (0.30)         (0.32)         (0.40)        (0.49)           --
 Distributions from capital gains                        (0.02)         (0.06)         (0.03)        (0.03)           --
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.32)         (0.38)         (0.43)        (0.52)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.37     $    14.83     $    13.48     $   14.32     $   15.00
=========================================================================================================================
TOTAL RETURN(2)                                           5.88%         13.00%         (2.92)%       (1.04)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    4,602     $    3,818     $    3,473     $   3,808     $   2,306
 Ratio of gross expenses to average net assets            0.83%          0.80%          0.78%         1.26%         0.60%*
 Ratio of net expenses to average net assets              0.70%          0.60%          0.60%         0.60%         0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      1.93%          2.15%          2.82%         3.01%        (0.60)%*
 Ratio of net investment income (loss) to
  average net assets                                      2.06%          2.35%          3.00%         3.67%        (0.60)%*
Portfolio turnover rate                                  19.76%         26.08%         24.38%        22.19%         0.00%









--------------------------------------------------------------------------------
150                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
    C CLASS SHARES                                         2004          2003         2002(4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   14.81     $   13.48      $   13.47

 Net investment income (loss)(1)                             0.27          0.27             --
 Net realized and unrealized gain (loss)
  on investments                                             0.51          1.37           0.01
                                                        ---------------------------------------
Total from investment operations                             0.78          1.64           0.01

 Distributions from net investment income                   (0.24)        (0.25)            --
 Distributions from capital gains                           (0.02)        (0.06)            --
                                                        ---------------------------------------
Total distributions                                         (0.26)        (0.31)            --
                                                        ---------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   15.33     $   14.81      $   13.48
===============================================================================================
TOTAL RETURN(2)                                              5.32%        12.42%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   6,755     $   1,221      $       1
 Ratio of gross expenses to average net assets               1.33%         1.30%          0.00%*
 Ratio of net expenses to average net assets                 1.20%         1.10%          0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor)
  to average net assets                                      1.66%         1.73%          0.00%*
 Ratio of net investment income to average net assets        1.79%         1.93%          0.00%*
Portfolio turnover rate                                     19.76%        26.08%         24.38%

-----------------------------------------------------------------------------------------------
 A CLASS SHARES                                            2004         2003(5)
===============================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                    $   14.83     $   14.33

 Net investment income (loss)(1)                             0.37          0.07
 Net realized and unrealized gain (loss)
  on investments                                             0.52          0.57
                                                        ---------------------------------------
Total from investment operations                             0.89          0.64

 Distributions from net investment income                   (0.33)        (0.08)
 Distributions from capital gains                           (0.02)        (0.06)
                                                        ---------------------------------------
Total distributions                                         (0.35)        (0.14)
                                                        ---------------------------------------

NET ASSET VALUE, END OF PERIOD                          $   15.37     $   14.83
===============================================================================================
TOTAL RETURN(2, 6)                                           6.05%         4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   2,332     $      47
 Ratio of gross expenses to average net assets               0.68%         1.25%*
 Ratio of net expenses to average net assets                 0.55%         0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                         2.23%         1.82%*
 Ratio of net investment income to average net assets        2.36%         2.61%*
Portfolio turnover rate                                     19.76%        26.08%









--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    151

================================================================================
                       ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                                2004          2003           2002           2001          2000(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.40     $    12.38     $    13.85     $    15.00     $   15.00

 Net investment income (loss)(1)                          0.31           0.33           0.37           0.48            --
 Net realized and unrealized gain (loss)
  on investments                                          0.96           2.05          (1.47)         (1.17)           --
                                                    ---------------------------------------------------------------------
Total from investment operations                          1.27           2.38          (1.10)         (0.69)           --

 Distributions from net investment income                (0.29)         (0.33)         (0.35)         (0.41)           --
 Distributions from capital gains                        (0.00)(7)      (0.03)         (0.02)         (0.05)           --
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.29)         (0.36)         (0.37)         (0.46)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.38     $    14.40     $    12.38     $    13.85     $   15.00
=========================================================================================================================
TOTAL RETURN(2)                                           9.00%         19.52%         (7.94)%        (4.57)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   27,584     $   19,354     $   12,089     $   10,158     $     297
 Ratio of gross expenses to average net assets            0.26%          0.23%          0.23%          0.40%         0.10%*
 Ratio of net expenses to average net assets              0.20%          0.10%          0.10%          0.10%         0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      2.04%          2.34%          2.71%          3.08%        (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                      2.11%          2.46%          2.83%          3.39%        (0.10)%*
Portfolio turnover rate                                  20.59%         19.58%         21.72%         15.60%         0.00%

=========================================================================================================================
 INVESTOR CLASS SHARES                                 2004           2003           2002           2001         2000(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.39     $    12.38     $    13.85     $    15.00     $   15.00

 Net investment income (loss)(1)                          0.23           0.26           0.30           0.39            --
 Net realized and unrealized gain (loss)
  on investments                                          0.98           2.05          (1.46)         (1.16)           --
                                                    ---------------------------------------------------------------------
Total from investment operations                          1.21           2.31          (1.16)         (0.77)           --

 Distributions from net investment income                (0.22)         (0.27)         (0.29)         (0.33)           --
 Distributions from capital gains                        (0.00)(7)      (0.03)         (0.02)         (0.05)           --
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.22)         (0.30)         (0.31)         (0.38)           --
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.38     $    14.39     $    12.38     $    13.85     $   15.00
=========================================================================================================================
TOTAL RETURN(2)                                           8.49%         18.86%         (8.40)         (5.07)         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    7,219     $    6,994     $    6,492     $    6,536     $   4,984
 Ratio of gross expenses to average net assets            0.75%          0.73%          0.73%          0.90%         0.60%*
 Ratio of net expenses to average net assets              0.69%          0.60%          0.60%          0.60%         0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      1.53%          1.83%          2.21%          2.48%        (0.60)%*
 Ratio of net investment income (loss)to
  average net assets                                      1.59%          1.96%          2.34%          2.78%        (0.60)%*
Portfolio turnover rate                                  20.59%         19.58%         21.72%         15.60%         0.00%









--------------------------------------------------------------------------------
152                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                       ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 CLASS SHARES                                               2004          2003          2002(4)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    14.38     $   12.37      $   12.36

 Net investment income (loss)(1)                              0.17          0.20             --
 Net realized and unrealized gain (loss)
  on investments                                              0.97          2.05           0.01
                                                        ----------------------------------------
Total from investment operations                              1.14          2.25           0.01

 Distributions from net investment income                    (0.16)        (0.21)            --
 Distributions from capital gains                            (0.00)(7)     (0.03)            --
                                                        ----------------------------------------
Total distributions                                          (0.16)        (0.24)            --
                                                        ----------------------------------------

NET ASSET VALUE, END OF PERIOD                          $    15.36     $   14.38      $   12.37
================================================================================================
TOTAL RETURN(2)                                               8.01%        18.33%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   11,900     $   5,192      $       1
 Ratio of gross expenses to average net assets                1.26%         1.23%          0.00%*
 Ratio of net expenses to average net assets                  1.20%         1.10%          0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                          1.14%         1.37%          0.00%*
 Ratio of net investment income to average net assets         1.20%         1.50%          0.00%*
Portfolio turnover rate                                      20.59%        19.58%         21.72%

================================================================================================
 A CLASS SHARES                                             2004         2003(5)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    14.39     $   13.56

 Net investment income (loss)(1)                              0.29          0.07
 Net realized and unrealized gain (loss)
  on investments                                              0.94          0.86
                                                        ----------------------------------------
Total from investment operations                              1.23          0.93

 Distributions from net investment income                    (0.25)        (0.07)
 Distributions from capital gains                            (0.00)(7)     (0.03)
                                                        ----------------------------------------
Total distributions                                          (0.25)        (0.10)
                                                        ----------------------------------------

NET ASSET VALUE, END OF PERIOD                          $    15.37     $   14.39
================================================================================================
TOTAL RETURN(2, 6)                                            8.69%         6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $    4,416     $      276
 Ratio of gross expenses to average net assets                0.61%         0.97%*
 Ratio of net expenses to average net assets                  0.55%         0.46%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                          1.95%         2.79%*
 Ratio of net investment income to average net assets         2.01%         3.30%*
Portfolio turnover rate                                      20.59%        19.58%






--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) Less than ($0.005) per share.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    153

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                                 2004            2003           2002            2001          2000(3)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.15     $     11.86     $     13.65     $    15.02     $   15.00

 Net investment income (loss)(1)                          0.27            0.28            0.31           0.39            --
 Net realized and unrealized gain (loss)
  on investments                                          1.17            2.31           (1.78)         (1.42)         0.02
                                                    -----------------------------------------------------------------------
Total from investment operations                          1.44            2.59           (1.47)         (1.03)         0.02

 Distributions from net investment income                (0.25)          (0.27)          (0.31)         (0.31)           --
 Distributions from capital gains                        (0.02)          (0.03)          (0.01)         (0.03)           --
                                                    -----------------------------------------------------------------------
Total distributions                                      (0.27)          (0.30)          (0.32)         (0.34)           --
                                                    -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.32     $     14.15     $     11.86     $    13.65     $   15.02
===========================================================================================================================
TOTAL RETURN(2)                                          10.21%          22.09%         (10.84)%        (6.83)%        0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   34,118     $    22,173     $    16,703     $   18,969     $     247
 Ratio of gross expenses to average net assets            0.25%           0.23%           0.24%          0.45%         0.10%*
 Ratio of net expenses to average net assets              0.20%           0.10%           0.10%          0.10%         0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      1.82%           2.06%           2.30%          2.59%        (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                      1.88%           2.19%           2.44%          2.94%        (0.10)%*
Portfolio turnover rate                                  12.74%          19.56%          32.07%          6.44%         0.00%

===========================================================================================================================
 INVESTOR CLASS SHARES                                 2004            2003           2002            2001          2000(3)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.14     $     11.86     $     13.65     $    15.02     $   15.00

 Net investment income (loss)(1)                          0.19            0.21            0.25           0.33            --
 Net realized and unrealized gain (loss)
  on investments                                          1.19            2.31           (1.78)         (1.42)         0.02
                                                    -----------------------------------------------------------------------
Total from investment operations                          1.38            2.52           (1.53)         (1.09)         0.02

 Distributions from net investment income                (0.19)          (0.21)          (0.25)         (0.25)           --
 Distributions from capital gains                        (0.02)          (0.03)          (0.01)         (0.03)           --
                                                    -----------------------------------------------------------------------
Total distributions                                      (0.21)          (0.24)          (0.26)         (0.28)           --
                                                    -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    15.31     $     14.14     $     11.86     $    13.65     $   15.02
===========================================================================================================================
TOTAL RETURN(2)                                           9.79%          21.41%         (11.29)%        (7.27)%       13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    6,361     $     3,818     $     3,081     $    2,026     $      87
 Ratio of gross expenses to average net assets            0.74%           0.73%           0.74%          0.94%         0.60%*
 Ratio of net expenses to average net assets              0.68%           0.60%           0.60%          0.60%         0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      1.38%           1.56%           1.85%          2.07%        (0.60)%*
 Ratio of net investment income (loss) to
  average net assets                                      1.43%           1.69%           1.99%          2.41%        (0.60)%*
Portfolio turnover rate                                  12.74%          19.56%          32.07%          6.44%         0.00%









--------------------------------------------------------------------------------
154                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  C CLASS SHARES                                        2004          2003        2002(4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  14.13      $  11.86    $   11.84

 Net investment income (loss)(1)                          0.14          0.17           --
 Net realized and unrealized gain (loss)
  on investments                                          1.15          2.30         0.02
                                                      -----------------------------------
Total from investment operations                          1.29          2.47         0.02

 Distributions from net investment income                (0.13)        (0.17)          --
 Distributions from capital gains                        (0.02)        (0.03)          --
                                                      -----------------------------------
Total distributions                                      (0.15)        (0.20)          --
                                                      -----------------------------------

NET ASSET VALUE, END OF PERIOD                        $  15.27      $  14.13    $   11.86
=========================================================================================
TOTAL RETURN(2)                                           9.12%        20.95%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 23,072      $  8,012    $       1
 Ratio of gross expenses to average net assets            1.25%         1.23%        0.00%*
 Ratio of net expenses to average net assets              1.20%         1.10%        0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      0.92%         1.18%        0.00%*
 Ratio of net investment income to average net assets     0.97%         1.31%        0.00%*
Portfolio turnover rate                                  12.74%        19.56%       32.07%

=========================================================================================
  A CLASS SHARES                                        2004          2003(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  14.13      $  13.16

 Net investment income (loss)(1)                          0.25          0.07
 Net realized and unrealized gain (loss)
  on investments                                          1.14          0.99
                                                      -----------------------------------
Total from investment operations                          1.39          1.06

 Distributions from net investment income                (0.21)        (0.06)
 Distributions from capital gains                        (0.02)        (0.03)
                                                      -----------------------------------
Total distributions                                      (0.23)        (0.09)
                                                      -----------------------------------

NET ASSET VALUE, END OF PERIOD                        $  15.29      $  14.13
=========================================================================================
TOTAL RETURN(2, 6)                                        9.93%         8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 10,961      $    390
 Ratio of gross expenses to average net assets            0.60%         0.97%*
 Ratio of net expenses to average net assets              0.55%         0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      1.61%         2.33%*
 Ratio of net investment income to average net assets     1.67%         2.85%*
Portfolio turnover rate                                  12.74%        19.56%






--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    155

================================================================================
                        ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS SHARES                               2004         2003           2002        2001          2000(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  13.62     $  10.80      $  13.00    $   15.00      $  15.00

 Net investment income (loss)(1)                       0.18         0.20          0.19         0.24            --
 Net realized and unrealized gain (loss)
  on investments                                       1.55         2.82         (2.20)       (2.00)           --
                                                   ---------------------------------------------------------------
Total from investment operations                       1.73         3.02         (2.01)       (1.76)           --

 Distributions from net investment income             (0.18)       (0.20)        (0.19)       (0.20)           --
 Distributions from capital gains                        --           --            --        (0.04)           --
                                                   ---------------------------------------------------------------
Total distributions                                   (0.18)       (0.20)        (0.19)       (0.24)           --
                                                   --------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  15.17     $  13.62      $  10.80    $   13.00      $  15.00
=================================================================================================================
TOTAL RETURN(2)                                       12.75%       28.22%       (15.50)%     (11.70)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $ 30,623     $ 25,041      $ 20,095    $  23,658      $    223
 Ratio of gross expenses to average net assets         0.25%        0.22%         0.22%        0.32%         0.10%*
 Ratio of net expenses to average net assets           0.20%        0.10%         0.10%        0.10%         0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                   1.24%        1.59%         1.48%        1.66%        (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                   1.30%        1.71%         1.60%        1.88%        (0.10)%*
Portfolio turnover rate                               15.63%       16.85%         9.59%       14.93%         0.00%

==================================================================================================================
 INVESTOR CLASS SHARES                               2004         2003           2002        2001          2000(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  13.62     $  10.80      $  13.00    $   15.00      $  15.00

 Net investment income (loss)(1)                       0.11         0.14          0.13         0.16            --
 Net realized and unrealized gain (loss)
  on investments                                       1.55         2.82         (2.21)       (1.98)           --
                                                   ---------------------------------------------------------------
Total from investment operations                       1.66         2.96         (2.08)       (1.82)           --

 Distributions from net investment income             (0.11)       (0.14)        (0.13)       (0.14)           --
 Distributions from capital gains                        --           --            --        (0.04)           --
                                                   ---------------------------------------------------------------
Total distributions                                   (0.11)       (0.14)        (0.13)       (0.18)           --
                                                   ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  15.17     $  13.62      $  10.80    $   13.00      $  15.00
==================================================================================================================
TOTAL RETURN(2)                                       12.22%       27.59%       (15.91)%     (12.13)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $  9,746     $  8,049      $  7,080    $   8,441      $  7,463
 Ratio of gross expenses to average net assets         0.75%        0.72%         0.72%        0.82%         0.60%*
 Ratio of net expenses to average net assets           0.69%        0.60%         0.60%        0.60%         0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                   0.75%        1.09%         0.99%        1.02%        (0.60)%*
 Ratio of net investment income (loss) to
  average net assets                                   0.81%        1.21%         1.10%        1.24%        (0.60)%*
Portfolio turnover rate                               15.63%       16.85%         9.59%       14.93%         0.00%









--------------------------------------------------------------------------------
156                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                        ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
  C CLASS SHARES                                                      2004          2003       2002(4)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  13.59      $  10.80    $  10.77

 Net investment income (loss)(1)                                        0.06         0.13           --
 Net realized and unrealized gain (loss)
  on investments                                                        1.52         2.77         0.03
                                                                    ----------------------------------
Total from investment operations                                        1.58         2.90         0.03

 Distributions from net investment income                              (0.05)       (0.11)          --
 Distributions from capital gains                                         --           --           --
                                                                    ----------------------------------
Total distributions                                                    (0.05)       (0.11)          --
                                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                                      $  15.12      $ 13.59    $   10.80
======================================================================================================
TOTAL RETURN(2)                                                        11.67%       27.04%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                            $ 15,330      $ 5,095    $       1
 Ratio of gross expenses to average net assets                          1.25%        1.22%        0.00%*
 Ratio of net expenses to average net assets                            1.20%        1.10%        0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                                    0.34%        0.97%        0.00%*
 Ratio of net investment income to average net assets                   0.39%        1.09%        0.00%*
Portfolio turnover rate                                                15.63%       16.85%        9.59%

======================================================================================================
  A CLASS SHARES                                                      2004         2003(5)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  13.62      $  12.35

 Net investment income (loss)(1)                                        0.15         0.05
 Net realized and unrealized gain (loss)
  on investments                                                        1.53         1.27
                                                                    ----------------------------------
Total from investment operations                                        1.68         1.32

 Distributions from net investment income                              (0.13)       (0.05)
 Distributions from capital gains                                         --           --
                                                                    ----------------------------------
Total distributions                                                    (0.13)       (0.05)
                                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                                      $  15.17      $  13.62
======================================================================================================
TOTAL RETURN(2, 6)                                                     12.43%       10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                            $ 11,388      $ 2,136
 Ratio of gross expenses to average net assets                          0.60%        0.94%*
 Ratio of net expenses to average net assets                            0.55%        0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                                    0.98%        1.41%*
 Ratio of net investment income to average net assets                   1.04%        1.90%*
Portfolio turnover rate                                                15.63%       16.85%








--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    157

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
   ADVISOR CLASS SHARES                                 2004          2003         2002           2001        2000(3)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  13.08      $  10.04     $  12.58      $   15.00     $  15.00

 Net investment income (loss)(1)                          0.05          0.05         0.03           0.03           --
 Net realized and unrealized gain (loss)
  on investments                                          1.86          3.03        (2.55)         (2.38)          --
                                                      ---------------------------------------------------------------
Total from investment operations                          1.91          3.08        (2.52)         (2.35)          --

 Distributions from net investment income                (0.02)        (0.04)       (0.01)            --           --
 Distributions from capital gains                           --            --        (0.01)         (0.04)          --
 Distributions in excess of capital gains                   --            --           --          (0.03)          --
                                                      ---------------------------------------------------------------
Total distributions                                      (0.02)        (0.04)       (0.02)         (0.07)          --
                                                      ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.97      $  13.08     $  10.04      $   12.58     $  15.00
=====================================================================================================================
TOTAL RETURN(2)                                          14.60%        30.74%      (20.02)%       (15.68)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 15,590      $ 11,580     $  8,120      $  10,547      $   226
 Ratio of gross expenses to average net assets            0.30%         0.25%        0.23%          0.39%        0.10%*
 Ratio of net expenses to average net assets              0.20%         0.10%        0.10%          0.10%        0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      0.27%         0.29%        0.16%         (0.04)%      (0.10)%*
 Ratio of net investment income (loss) to
  average net assets                                      0.37%         0.44%        0.29%          0.25%       (0.10)%*
Portfolio turnover rate                                   3.61%         7.27%        8.11%         30.99%        0.00%

=====================================================================================================================
 INVESTOR CLASS SHARES                                  2004          2003          2002          2001         2000(3)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.94      $   9.95     $  12.51      $   14.99     $  15.00

 Net investment income (loss)(1)                         (0.02)        (0.01)       (0.02)         (0.04)          --
 Net realized and unrealized gain (loss)
  on investments                                          1.84          3.00        (2.53)         (2.37)       (0.01)
                                                      ---------------------------------------------------------------
Total from investment operations                          1.82          2.99        (2.55)         (2.41)       (0.01)

 Distributions from net investment income                (0.00)(7)        --           --             --           --
 Distributions from capital gains                           --            --        (0.01)         (0.04)          --
 Distributions in excess of capital gains                   --            --           --          (0.03)          --
                                                      ---------------------------------------------------------------
Total distributions                                      (0.00)(7)        --        (0.01)         (0.07)          --
                                                      ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.76      $  12.94     $   9.95      $   12.51    $   14.99
=====================================================================================================================
TOTAL RETURN(2)                                          14.01%        30.15%      (20.41)%       (16.09)%      (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  9,782       $ 8,059     $  6,504      $   8,476    $   7,159
 Ratio of gross expenses to average net assets            0.80%         0.75%        0.73%          0.89%        0.60%*
 Ratio of net expenses to average net assets              0.70%         0.60%        0.60%          0.60%        0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                     (0.24)%       (0.22)%      (0.34)%        (0.58)%      (0.60)%*
 Ratio of net investment income (loss) to
  average net assets                                     (0.14)%       (0.07)%      (0.21)%        (0.29)%      (0.60)%*
Portfolio turnover rate                                   3.61%         7.27%        8.11%         30.99%        0.00%









--------------------------------------------------------------------------------
158                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  C CLASS SHARES                                         2004          2003       2002(4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  13.00      $  10.04    $   10.01

 Net investment income (loss)(1)                         (0.07)        (0.04)          --
 Net realized and unrealized gain (loss)
  on investments                                          1.81          3.00         0.03
                                                      -----------------------------------
Total from investment operations                          1.74          2.96         0.03

 Distributions from net investment income                   --            --           --
 Distributions from capital gains                           --            --           --
                                                      -----------------------------------
Total distributions                                         --            --           --
                                                      -----------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.74      $  13.00    $   10.04
=========================================================================================
TOTAL RETURN(2)                                          13.38%        29.48%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  3,474       $   483    $       1
 Ratio of gross expenses to average net assets            1.30%         1.26%        0.00%*
 Ratio of net expenses to average net assets              1.20%         1.10%        0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                     (0.61)%       (0.52)%       0.00%*
 Ratio of net investment income (loss) to
  average net assets                                     (0.50)%       (0.37)%       0.00%*
Portfolio turnover rate                                   3.61%         7.27%        8.11%

=========================================================================================
 A CLASS SHARES                                         2004          2003(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  13.07      $  11.66

 Net investment income (loss)(1)                          0.03          0.02
 Net realized and unrealized gain (loss)
  on investments                                          1.83          1.40
                                                      -----------------------------------
Total from investment operations                          1.86          1.42

 Distributions from net investment income                (0.01)        (0.01)
 Distributions from capital gains                           --            --
                                                      -----------------------------------
Total distributions                                      (0.01)        (0.01)
                                                      -----------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.92      $  13.07
=========================================================================================
TOTAL RETURN(2, 6)                                       14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  2,375       $   191
 Ratio of gross expenses to average net assets            0.65%         1.06%*
 Ratio of net expenses to average net assets              0.55%         0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to
  average net assets                                      0.13%         0.71%*
 Ratio of net investment income to average net assets     0.23%         1.32%*
Portfolio turnover rate                                   3.61%         7.27%






--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) Less than ($0.005) per share.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                       (800) 759-3504 ~ www.accessor.com                    159

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and Board of Directors of Accessor Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (the "Funds"), comprising the Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration U.S. Government Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor
Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund, as of December 31, 2004, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Accessor Funds, Inc. as of December 31, 2004, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the five year periods then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Chicago, Illinois
February 11, 2005













160                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                                  TAX YEAR 2004
                                  (UNAUDITED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITY INCOME
The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.

================================================================================================================
                                                              QUALIFYING         NON-QUALIFYING
                                             U.S.             GOVERNMENT           GOVT AGENCY          OTHER
FUND                                      TREASURIES       AGENCY ISSUES(1)         ISSUES(2)         SOURCES(3)
----------------------------------------------------------------------------------------------------------------
ACCESSOR FUNDS
  Growth                                     0.00%                0.00%               0.00%             100.00%
  Value                                      0.00                 0.00                0.00              100.00
  Small to Mid Cap                           0.00                 0.00                0.00              100.00
  International Equity                       0.00                 0.00                0.00              100.00
  High Yield Bond                            0.00                 0.00                0.00              100.00
  Intermediate Fixed-Income                  8.99                 7.38               11.54               72.09
  Short-Intermediate
   Fixed-Income                              4.44                21.08               15.46               59.02
  Mortgage Securities                        0.66                 0.48               74.54               24.32
  Limited Duration U.S. Government           0.00                43.13               36.35               20.52
  U.S. Government Money                      0.00                25.04               57.25               17.71

ACCESSOR ALLOCATION FUNDS
  Income Allocation                          3.22%               12.19%              20.50%              64.09%
  Income & Growth Allocation                 2.92                10.37               19.08               67.63
  Balanced Allocation                        2.54                 8.26               18.38               70.87
  Growth & Income Allocation                 2.40                 7.19               13.91               76.50
  Growth Allocation                          1.60                 4.16                4.92               89.32
  Aggressive Growth Allocation               0.00                 0.00                0.00              100.00

--------------------------------------------------------------------------------
(1) May  include  income from the  following  Qualifiying  Government  Agencies:
Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corp. and Tennessee Valley Authority.
(2) May include income from obligations of the following Non-Qualifying Government Agencies: Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Government National Mortgage Association.
(3) Includes income from all other sources other than those listed above.
================================================================================

QUALIFIED DIVIDEND INCOME
The following represents the percent of the income generated in the Accessor Funds that is designated as qualifying dividends. This breakdown may have tax benefits to certain individual shareholders of the Accessor Funds. Please consult your tax advisor.

================================================================================
FUND                                             PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------
ACCESSOR FUNDS
  Growth                                                   100.00%
  Value                                                    100.00
  Small to Mid Cap                                         100.00
  International Equity                                     100.00
  High Yield Bond                                            0.00
  Intermediate Fixed-Income                                  0.00
  Short-Intermediate Fixed-Income                            0.00
  Mortgage Securities                                        0.00
  Limited Duration U.S. Government                           0.00
  U.S. Government Money                                      0.00

ACCESSOR ALLOCATION FUNDS
  Income Allocation                                          0.00%
  Income & Growth Allocation                                 7.59
  Balanced Allocation                                       16.28
  Growth & Income Allocation                                22.49
  Growth Allocation                                         45.91
  Aggressive Growth Allocation                             100.00

================================================================================
                       (800) 759-3504 ~ www.accessor.com                    161

================================================================================
                                  TAX YEAR 2004
                                  (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE DIVIDEND EXCLUSION

The following represents the percent of the income generated in the Accessor Funds that is designated as qualifying dividends. This breakdown may have tax benefits to corporate shareholders of the Accessor Funds. Please consult your tax advisor.

================================================================================
FUND                                         PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------
ACCESSOR FUNDS
  Growth                                                  100.00%
  Value                                                   100.00
  Small to Mid Cap                                        100.00
  International Equity                                      0.00
  High Yield Bond                                           0.00
  Intermediate Fixed-Income                                 0.00
  Short-Intermediate Fixed-Income                           0.00
  Mortgage Securities                                       0.00
  Limited Duration U.S. Government                          0.00
  U.S. Government Money                                     0.00

ACCESSOR ALLOCATION FUNDS
  Income Allocation                                         0.00%
  Income & Growth Allocation                                6.50
  Balanced Allocation                                      13.86
  Growth & Income Allocation                               19.11
  Growth Allocation                                        39.15
  Aggressive Growth Allocation                            100.00









--------------------------------------------------------------------------------
162                     ANNUAL REPORT ~ DECEMBER 31, 2004

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

==================================================================================================================================
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                   TERM OF OFFICE                                                  IN FUND
NAME, AGE, ADDRESS,                  AND LENGTH                                                    COMPLEX      OTHER
AND POSITION HELD WITH                   OF              PRINCIPAL OCCUPATIONS DURING PAST       OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                        SERVICE            FIVE YEARS                               DIRECTOR      HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1,2)       All positions         Director and President, Accessor             16         None
Age 61                             held since            Capital Corporation, since August
1420 Fifth Avenue                  1991.                 2000; Executive Director, Accessor
Seattle, WA 98101                                        Capital Management LP since April
Director, President &                                    1991;
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III              Director              Director, Vice President,                    16         Director, Action
Age 66                             since 1991.           Martinson, Cobean & Associates,                         Auto Glass of
1607 S. 341st Place                                      P.S. (certified public accountants)                     Tacoma, Inc.
Federal Way, WA  98003                                   since 1973.                                             Director,
Director                                                                                                         Tigre Tierra
                                                                                                                 Manufacturing Co.

Geoffrey C. Cross                  Director              President, Geoffrey C. Cross P.S.,           16
Age 64                             since 1993.           Inc., (general practice of law)
252 Broadway                                             since 1970.
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                    Officer since         Director and Secretary, Accessor
Age 41                             1992.                 Capital Corporation, since August
1420 Fifth Avenue                                        2000; Vice President and Chief
Seattle, WA 98101                                        Investment Officer, Accessor
Treasurer & Principal                                    Capital Management LP since January
Financial/Accounting                                     1992.
Officer & Senior Vice
President

Linda V. Whatley(2)                Officer  since        Vice President, Accessor Capital
Age 46                             1991.                 Management LP since April 1991
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper                   Officer since         Director and Treasurer, Accessor
Age 60                             1995.                 Capital Corporation, since August
1420 Fifth Avenue                                        2000; Director of Sales and Client
Seattle, WA 98101                                        Service, Accessor Capital
Senior Vice President                                    Management LP since October 1993.

Christine J. Stansbery             Officer since         Vice President, Accessor Capital
Age 52                             1995.                 Corporation since April 2001,
1420 Fifth Avenue                                        Chief Compliance Officer, Accessor
Seattle, WA 98101                                        Capital Management since October 2004,
Secretary &  Senior Vice                                 Assistant Vice President-Compliance,
President & Chief Compliance                             Accessor Capital Management LP, since
Officer                                                  January 1997.



--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                    163

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

==================================================================================================================================
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                   TERM OF OFFICE                                                  IN FUND
NAME, AGE, ADDRESS,                  AND LENGTH                                                    COMPLEX      OTHER
AND POSITION HELD WITH                   OF              PRINCIPAL OCCUPATIONS DURING PAST       OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                        SERVICE            FIVE YEARS                               DIRECTOR      HELD
----------------------------------------------------------------------------------------------------------------------------------
Darin K. Dubendorf                 Officer since        Regional Director, Accessor Capital
Age 38                             2002.                Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

R. Michael Daley                   Officer since        Director of Product Development
Age 29                             2002.                since September 2002 and Regional
1420 Fifth Avenue                                       Director, Accessor Capital
Seattle, WA 98101                                       Management LP since October 1998.
Vice President

Deborah Jean Bryan                 Officer since        Director of Operations and
Age 37                             2003.                Information Technology since June
1420 Fifth Avenue                                       2003, Director of Operations since
Seattle, WA 98101                                       November 1998, Accessor Capital
Vice President                                          Management since July 1997.


















--------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.
================================================================================
164                     ANNUAL REPORT ~ DECEMBER 31, 2004

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
  Officer
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance
  Officer
Linda V. Whatley, Senior Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263

DISTRIBUTOR

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado   80202

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP
75 State Street
Boston, Massachusetts   02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois   60601


           ACCESSOR FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

    AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHANGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
              ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS.
             TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT
       (800) 882-9612, P.O. BOX 1748, SEATLE, WA 98111, WWW.ACCESSOR.COM.

      Please read the prospectus carefully before you invest or send money.

This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748


                     VISIT OUR WEBSITE AT www.accessor.com

Item 2.  Code of Ethics

Registrant has adopted a code of ethics that applies to Registrant's principal executive officer and principal financial and accounting officer.

There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report. The Code of Ethics is incorporated herein by reference to Exhibit 11(a) on Form N-CSR on March 10, 2004 (Accession No. 0000897101-04-000475) and is available at www.accessor.com.

Item 3.  Audit Committee Financial Expert

a.(1) The Board of Directors has determined that at least one audit committee financial expert is serving on the audit committee of Registrant.

  (2) George Cobean III, an independent director, meets the requirements to serve as the audit committee financial expert, as defined in Item 3 of Form N-CSR, and has agreed to serve.

  (3)   N/A

Item 4.  Principal Accountant Fees and Services

        Fees                    2004           2003                     Explanation

a.      Audit Fees:             $276,900       $251,950


b.      Audit-Related Fees:     $ 35,000       $ 36,000                - 2004 Semi-Annual SAS 100 Review and NQ SAS 100 Review
                                $ 29,000                               - 2003 Semi-Annual Review
c.      Tax Fees:               $ 35,200       $ 52,200                - Preparation of Tax Returns and Fiscal Excise Tax
                                                                         Distribution Schedules; review estimated capital
                                                                         gains or losses
d.      All Other Fees:          0             $  3,689                - Due Diligence Project Relating to Potential Fund
                                                                         Mergers

e.(1) The Funds audit committee has established policies and procedures for the pre-approval of the Funds Auditors engagement for non-audit services to the Funds. Pre-approvals consistent with this policy are considered on an annual basis and consideration is given as to whether such services will not impair the auditor's independence.

e.(2)All services were approved by Registrant. Fees for 2004 amounted to $376,100 and fees for 2003 amounted to $343,839.

f. N/A

g. Non-Audit fees: 2004 $16,500 - Rule 17ad-13 Examination of transfer agent
                   2003 $15,000 - Rule 17ad-13 Examination of transfer agent
                            922 - Due Diligence Project Relating to Potential
                                  Mergers

h. The Registrant's audit committee has considered that the provision of non-audited related services that were rendered is compatiable with maintaining the auditor's independence.

Item 5.  Audit Committee of Listed Registrants.

N/A.

Item 6.  Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedrues by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no change in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The certifications for each of the principal executive and principal financial officers of the registrant required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    February 25, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    February 25, 2005

By:      /s/Ravindra A. Deo
         -------------------------
         Ravindra A. Deo
         Treasurer

Date:    February 25, 2005